CHAIRMAN'S LETTER
August 15, 2001



[PHOTO]
John Cleland
Chairman of the Board

TO OUR CONTRACTHOLDERS:

The six months ended June 30, 2001 have illustrated once again the enormous divergence in performance results that exists today in the financial markets, as well as the accompanying need for most investors to maintain a broadly diversified financial strategy. Returns for the various series of SBL Fund for the six months ranged from a low of nearly -20% to a high of almost +26% as the financial markets fluctuated on a "seesaw" of volatility.(1)

MARKET UPS AND DOWNS IN THE FIRST HALF

A steady diet of interest rate cuts implemented by the Federal Reserve Bank's policy-making Open Market Committee over the first half of the year encouraged the markets upward. In the statement released after its latest rate cut on June 27, the Committee signaled readiness to lower rates further should it become necessary. The markets experienced downward pressure at the same time, however, exerted by a steadily worsening global economic environment which produced frequent negative revisions to expectations for corporate earnings.

We believe that within the next few months the pattern of reliquification which the Federal Reserve has undertaken will result in a resumption of economic growth. Historically, it has taken from six to twelve months for a change in monetary policy such as the Fed's series of rate cuts to take effect. The process of economic recovery could be slow in unfolding, we believe, because of excess capacity and lingering economic weakness around the globe. In the meantime, the continued movement toward defined contribution pension plans as the principal wealth-building mechanism for many Americans bodes well for the continuation of money flows into the equity markets.

UNSETTLED MARKETS CAN PROVIDE INVESTMENT OPPORTUNITIES

While the "seesaw" behavior of the markets may continue awhile longer, in our opinion this investment climate is an ideal opportunity for investors to benefit from dollar cost averaging(2) across a broad spectrum of asset classes. We are confident that investments made today, when viewed from the vantage point of a few years in the future, will prove to have been very attractive commitments of one's investment dollars.

In the following pages our portfolio managers discuss in detail the performance of the funds they manage. As always, we invite your questions and comments at any time, and thank you for allowing us the privilege of managing your investment funds.

Sincerely,

/s/ John Cleland

John Cleland, Chairman
The Security Funds

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

(2) Dollar cost averaging does not assure profits or protect against loss in a declining market.

PRESIDENT'S LETTER
August 15, 2001



[PHOTO]
James R. Schmank
President

TO OUR CONTRACTHOLDERS:

The financial markets in the first half of 2001 continued to reinforce the argument for diversifying our investment portfolios across a variety of investment classes. In the frenzied markets of the late 1990's growth stocks were the primary focus of the financial news media. The year 2000, however, brought investors back to reality, and the former laggards-value stocks and fixed income instruments-took the lead.

VALUE STOCKS AND FIXED INCOME PORTFOLIOS REMAIN THE LEADERS

The various series of SBL Fund followed this pattern as well in the six months ended June 30, 2001. Value-oriented portfolios led performance on the equity side and fixed income portfolios continued to provide positive results, outperforming the equity market's benchmark S&P 500 Stock Index during the period. Investors' preference for stocks representing companies with market capitalization under $10 billion was also evident in the value category, as the Small Cap Value Series (Series Q) gained nearly 26% during the six months and the Mid Cap Value Series (Series V) generated a gain approaching 14%.(1)

DIVERSIFICATION AND DOLLAR COST AVERAGING REMAIN SOUND STRATEGIES

Few among us are skilled enough-or lucky enough-to be able to know which financial market sector will be next month's or next year's leader. For this reason we believe an investment portfolio which includes a variety of asset classes will, over the long term, provide the most satisfactory results. Certainly the highly volatile markets of the past four or five years have reinforced this notion in our minds. Additionally, those investors who dollar cost average into the various series of SBL Fund, investing a set amount on a regular basis, should benefit over the long term from the "bargains" created by depressed stock prices in the past year.(2) Your financial advisor can help you determine the appropriate mix of asset classes suitable for your individual situation.

FISCAL AND MONETARY POLICIES SHOULD HELP THE MARKETS

We are optimistic that the U.S. economy will show substantial improvement as we move through the second half of 2001. We now have the powerful combination of monetary policy and fiscal policy working in our favor. The Federal Reserve Bank is providing monetary stimulus through its series of interest rate cuts put in place since the beginning of the year, while Congress and the Treasury Department are adding fiscal stimulus with income tax rebate checks and broad tax cuts. As we emerge from the financial market doldrums in the coming months, we will once again be reminded of the importance of setting and staying with our long term investment goals.

Sincerely,

/s/ James R. Schmank

James R. Schmank, President
The Security Funds

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

(2) Dollar cost averaging does not assure profits or protect against loss in a declining market.

SERIES Q (SMALL CAP VALUE SERIES)
August 15, 2001



[PHOTO]
I. Charles Rinaldi
Portfolio Manager

[LOGO] STRONG

SUBADVISOR, STRONG CAPITAL MANAGEMENT CORPORATION

TO OUR CONTRACTHOLDERS:

The performance of the Small Cap Value Series of SBL Fund since its inception May 1, 2000 has been very favorable, and the trend was particularly strong during the first half of this year. For the six months ended June 30, 2001 the Series returned +25.85%, outperforming the benchmark Russell 2000 Index's return of +6.85%.(1) The value-specific secondary index, the Russell 2000 Value Index, gained 12.72% over the period.

NEW PORTFOLIO HOLDINGS PERFORMED WELL

The strong performance achieved during the first half of the year was primarily due to favorable stock selection, while sector allocation played a less significant role. We anticipated a strong January "small cap effect," which typically occurs following a period of tax loss selling. To capitalize on this effect, we added some new names to the portfolio. These new entrants had fallen to very cheap levels and we believed they represented some upside potential. Additionally, we added to some of the existing positions which had fallen during the fourth quarter of 2000 primarily due to year-end selling. Performance was also bolstered by positive financial results from some of our top holdings and two announced takeovers.

ADJUSTMENTS TO PORTFOLIO POSITIONS

Over the last few months we strove to gradually reduce and eliminate positions we felt were fully valued or lacked sufficient positive dynamics to retain. New positions were added which were consistent with the bottom-up analysis process we use to identify undervalued opportunities with a positive dynamic for change. Energy positions were increased significantly. The timing was a bit early, given the drop in energy prices during May and June which hampered results. Positions in the consumer discretionary, financial services, and health care sectors were reduced to provide funds for the increase in energy holdings. Technology and utility sector weightings were increased modestly.

We continue to believe the fundamentals in the energy sector remain positive, and we are maintaining an overweight position in the sector. In our opinion, the recent pullback in energy stock prices was largely due to lower demand rather than an increase in supply. An increase in supply would require considerable long-term capital investment, which has not taken place. We think energy stocks are now in an even better position to respond to favorable developments in economic growth.

PORTFOLIO POSITIONING FOR THE SECOND HALF

We expect that the U.S. dollar will begin to weaken later this year, especially if the U.S. economy continues to falter. We have positioned the portfolio to take advantage of this by investing in companies which generate significant revenues from overseas markets, as well as investing in selected precious metals stocks.

August 15, 2001



Despite the cuts in both interest rates and income taxes, we are cautious in our second half outlook for the overall markets. We believe investors are likely to continue focusing on corporate earnings, which are not yet showing improvement.

Sincerely,

I. Charles Rinaldi
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in small company stocks may present additional risks such as less predictable earnings, higher volatility, and less liquidity than larger, more established companies.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                           % of
                                                        Net Assets
                Forest Oil Corporation                     3.5%
                Coherent, Inc.                             2.8%
                EarthLink, Inc.                            2.8%
                Mercury General Corporation                2.7%
                Chicago Bridge & Iron Company N.V.         2.2%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                 1 Year          Since Inception
                                                     (5-1-00)
                Series Q         37.36%              29.45%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES Q (SMALL CAP VALUE)

                                                  NUMBER       MARKET
COMMON STOCKS                                    OF SHARES     VALUE
-----------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.4%
Armor Holdings, Inc.*(1) .................        46,700    $  700,500

AIR FREIGHT & COURIERS - 0.3%
Aramex International, Ltd. ...............        15,000       165,750

AIRLINES - 0.5%
Linea Aerea Nacional Chile S.A ...........        26,300       245,905

APPAREL RETAIL - 0.9%
Too, Inc.*(1) ............................        16,400       449,360

APPLICATION SOFTWARE - 2.9%
Evans & Sutherland Company
   Corporation* ..........................        17,200       139,836
JDA Software Group, Inc.*(1) .............        24,000       398,640
Lightbridge, Inc.*(1) ....................        50,400       977,760
                                                            ----------
                                                             1,516,236
AUTO PARTS & EQUIPMENT - 2.8%
Dura Automotive Systems, Inc.* ...........        35,500       568,000
TBC Corporation* .........................        43,130       413,185
Tower Automotive, Inc.*(1) ...............        43,700       447,925
                                                            ----------
                                                             1,429,110
BANKS - 1.2%
Downey Financial Corporation .............         9,900       475,200
Hibernia Corporation .....................        36,600       651,480
                                                            ----------
                                                             1,126,680
BUILDING PRODUCTS - 0.6%
York International Corporation(1) ........         8,700       304,674

CATALOG RETAIL - 0.6%
J. Jill Group, Inc.*(1) ..................        14,500       293,625

COMPUTER HARDWARE - 0.4%
Silicon Graphics, Inc.* ..................       135,800       188,762

COMPUTER STORAGE & PERIPHERALS - 1.0%
IOMEGA Corporation* ......................       210,800       503,812

CONSTRUCTION & ENGINEERING - 2.2%
Chicago Bridge & Iron
   Company N.V ...........................        33,800     1,144,130

CONSTRUCTION MATERIALS - 0.7%
U.S. Concrete, Inc.* .....................        44,300       353,071

CONSUMER FINANCE - 1.3%
World Acceptance Corporation* ............        73,400       676,014

DATA PROCESSING SERVICES - 1.2%
Pegasus Solutions, Inc.*(1) ..............        53,400       616,770

DIVERSIFIED CHEMICALS - 1.2%
Calgon Carbon Corporation ................        78,380       615,283

DIVERSIFIED COMMERCIAL SERVICES - 2.9%
ABM Industries, Inc. .....................        14,400       536,400
Navigant Consulting, Inc.* ...............        45,810       375,642
Wackenhut Corporation (Cl.B)* ............        19,070       262,212
Wackenhut Corrections
   Corporation* ..........................        25,500       338,130
                                                            ----------
                                                             1,512,384

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
ELECTRIC UTILITIES - 0.9%
Montana Power Company*(1) ................        40,100    $  465,160

ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Encore Wire Corporation*(1) ..............        37,200       441,564

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Richardson Electronics, Ltd. .............        25,230       353,220
Rofin-Sinar Technologies, Inc.* ..........        41,400       558,900
                                                            ----------
                                                               912,120
EMPLOYMENT SERVICES - 1.6%
Kforce, Inc.* ............................        55,800       362,700
Modis Professional Services, Inc.* .......        41,770       288,213
Staff Leasing, Inc. ......................        46,390       176,746
                                                            ----------
                                                               827,659
ENVIRONMENTAL SERVICES - 1.1%
Headwaters, Inc.*(1) .....................        33,900       542,400

FOOTWEAR - 0.6%
Wolverine World Wide, Inc.(1) ............        18,000       321,660

GENERAL MERCHANDISE STORES - 0.5%
Shopko Stores, Inc.*(1) ..................        32,000       232,960

GOLD - 3.5%
Glamis Gold, Ltd.* .......................       141,100       400,724
Goldcorp, Inc.* ..........................        53,300       575,107
Harmony Gold Mining
   Company, Ltd. .........................        55,400       315,226
Meridian Gold, Inc.* .....................        69,000       548,550
                                                            ----------
                                                             1,839,607
HEALTH CARE DISTRIBUTORS & SERVICES - 2.5%
Gentiva Health Services, Inc.* ...........        55,500       999,000
Healthcare Services Group, Inc.* .........        40,500       287,550
                                                            ----------
                                                             1,286,550
HEALTH CARE EQUIPMENT - 3.3%
Allied Healthcare Products, Inc.* ........        20,560        69,081
Applera Corporation -
   Applied Biosystems Group(1) ...........         6,600       176,550
Coherent, Inc.*(1) .......................        40,510     1,465,247
                                                            ----------
                                                             1,710,878
HEALTH CARE FACILITIES - 1.5%
Manor Care, Inc.*(1) .....................        24,000       762,000

HOMEBUILDING - 0.5%
Newmark Home Corporation .................        17,710       243,158

INDUSTRIAL MACHINERY - 2.5%
Pall Corporation(1) ......................        36,720       864,022
UNOVA, Inc.* .............................        63,100       434,128
                                                            ----------
                                                             1,298,150
INTERNET SOFTWARE & SERVICES - 4.0%
dELiA*s Corporation* .....................        26,400       211,200
EarthLink, Inc.*(1) ......................       101,300     1,428,330
Net2Phone, Inc.*(1) ......................        73,500       441,000
                                                            ----------
                                                             2,080,530

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES Q (SMALL CAP VALUE) (CONTINUED)

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES      VALUE
--------------------------------------------------------------------------
MANAGED HEALTH CARE - 0.5%
US Oncology, Inc.*(1) ....................         26,100     $   232,029

OFFICE SERVICES & SUPPLIES - 0.7%
Daisytek International
   Corporation*(1) .......................         19,900         313,425

OIL & GAS DRILLING - 2.1%
Helmerich & Payne, Inc.(1) ...............         14,800         458,652
Marine Drilling Companies, Inc.*(1) ......         33,900         647,829
                                                              -----------
                                                                1,106,481
OIL & GAS EQUIPMENT & SERVICES - 7.9%
Global Industries, Ltd.*(1) ..............         49,900         622,253
Key Energy Services, Inc.* ...............         90,150         977,226
Matrix Service Company* ..................         36,700         255,432
Newpark Resources, Inc.* .................         75,660         839,826
Oceaneering International, Inc.* .........         21,800         436,000
Petroleum Geo-Services
   ASA (PGS) ADR*(1) .....................         64,300         650,073
Petroleum Helicopters, Inc.
   (Voting)* .............................          5,700         108,300
Petroleum Helicopters, Inc.
   (Non-voting)* .........................         12,200         218,380
                                                              -----------
                                                                4,107,490
OIL & GAS EXPLORATION & PRODUCTION - 12.3%
Forest Oil Corporation* ..................         64,100       1,794,800
Greka Energy Corporation* ................         19,400         212,624
McMoRan Exploration Company*(1) ..........         27,900         418,500
Meridian Resource Corporation* ...........         50,000         358,500
Newfield Exploration Company*(1) .........         16,100         516,166
Noble Affiliates, Inc. ...................         18,700         661,045
Patina Oil & Gas Corporation* ............         19,900         527,350
Pure Resources, Inc.* ....................         15,902         286,236
Range Resources Corporation* .............        171,700       1,030,200
Stone Energy Corporation*(1) .............         13,260         587,418
                                                              -----------
                                                                6,392,839
PACKAGED FOODS - 0.2%
M&F Worldwide Corporation* ...............         18,800          72,380

PAPER PACKAGING - 1.4%
Chesapeake Corporation(1) ................         28,300         700,425

PAPER PRODUCTS - 0.5%
Wausau-Mosinee Paper
   Corporation ...........................         21,200         273,268

PHARMACEUTICALS - 0.3%
Discovery Partners International* ........         26,010         117,045

PHOTOGRAPHIC PRODUCTS - 0.6%
Pinnacle Systems, Inc.*(1) ...............         53,200         321,860

PRECIOUS METALS & MINERALS - 1.4%
Apex Silver Mines, Ltd.* .................         65,100         740,838

PROPERTY & CASUALTY INSURANCE - 3.8%
GAINSCO, Inc.* ...........................         69,900          83,880
Mercury General Corporation ..............         40,700       1,423,279
ProAssurance Corporation .................         28,590         473,164
                                                              -----------
                                                                1,980,323

                                                 PRINCIPAL
                                                  AMOUNT
                                                 OR NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES       VALUE
--------------------------------------------------------------------------
PUBLISHING & PRINTING - 0.9%
R.H. Donnelley Corporation*(1) ...........         14,800     $   473,600

RAILROADS - 0.6%
Wisconsin Central Transportation
   Corporation* ..........................         17,190         287,589

REINSURANCE - 0.6%
Vesta Insurance Group, Inc. ..............         30,900         322,905

RESTAURANTS - 0.1%
Sizzler International, Inc.* .............         40,300          58,435

SEMICONDUCTOR - 1.0%
Cirrus Logic, Inc.*(1) ...................         22,000         506,660

SPECIALTY CHEMICALS - 2.9%
H.B. Fuller Company(1) ...................         10,500         523,950
Intertape Polymer Group, Inc.* ...........         29,400         399,546
Minerals Technologies, Inc. ..............          4,400         188,848
PolyOne Corporation ......................         12,100         125,961
Solutia, Inc. ............................         19,500         248,625
                                                              -----------
                                                                1,486,930
SPECIALTY STORES - 2.1%
Barbeques Galore, Ltd. S.A.* .............         20,200          64,640
Blockbuster, Inc.(1) .....................         22,860         417,195
Sharper Image Corporation*(1) ............         55,500         581,085
                                                              -----------
                                                                1,062,920
STEEL - 3.2%
Bethlehem Steel Corporation* .............        179,000         361,580
Pitt-Des Moines, Inc. ....................          6,300         211,806
Roanoke Electric Steel
   Corporation ...........................          8,000         139,680
USX-U.S. Steel Group(1) ..................         43,400         874,510
Webco Industries, Inc.* ..................         18,600          46,500
                                                              -----------
                                                                1,634,076
TELECOMMUNICATIONS EQUIPMENT - 0.2%
IFR Systems, Inc.* .......................         46,500          81,375

TEXTILES - 0.8%
Burlington Industries, Inc.* .............        174,910         402,293

TRUCKING - 0.5%
Covenant Transport, Inc.* ................         19,000         236,550
                                                              -----------
   Total common stocks - 91.9% ..........................      47,718,198

REPURCHASE AGREEMENT - 11.3%
----------------------------
State Street, 2.00% - 07-02-01
   (Collateralized by FFCB,
   5.45% - 01-23-03 with a
   value of $5,770,000)(3) ...............    $ 5,837,306       5,837,306
                                                              -----------
   Total investments - 103.2% ...........................      53,555,506
   Liabilities, less cash and other assets - (3.2%) .....      (1,652,452)
                                                              -----------
   Total net assets - 100.0% ............................     $51,903,054
                                                              ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

 * Non-income producing security

(1) Security is segregated as collateral for futures, options or forward contracts.

                        SEE ACCOMPANYING NOTES.

SERIES V (MID CAP VALUE SERIES)
August 15, 2001



[PHOTO]
James P. Schier
Portfolio Manager

[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The Mid Cap Value Series of SBL Fund had an excellent first half of 2001. The Series gained 13.87%, nearly doubling the 7.39% return of its benchmark index, the S&P/Barra Mid Cap Value Index.(1)

STOCK SELECTION IN THE INDUSTRIAL SECTOR
LEADS PERFORMANCE

Three of our stocks classified in the industrial sector were excellent performers in the six month period. The first, Maxwell Technologies, gained 49% on positive investor reception of its design for integrated stored energy systems for military, commercial and some passenger vehicles. The company also sold its medical electronics unit late in the first half of the year. The second stock, Chicago Bridge and Iron Company N.V., builds and repairs storage tanks, among other items, and gained 69% in the six month period. Chicago Bridge has won contracts to build tanks in which natural gas can be stored after it is imported from Latin American countries.

The third strong performer in the industrial sector was The Profit Recovery Group International, Inc., a stock which had been out of favor for some time, but gained 80% in the first half. Profit Recovery Group provides accounts payable and other recovery services to large businesses around the world, and is in the process of a turnaround. They are selling discontinued operations and will be focused primarily on their accounts payable recovery business in the future. Additionally, the shareholders voted to remove a "poison pill" takeover defense provision. The absence of this provision would make takeovers easier for potential acquirers to accomplish.

In other sectors, Homestake Mining Company, which explores for and produces gold, rose 89% with most of the gain coming in late June after the announcement that Barrick Gold Corporation would purchase the company. While utility stocks were generally weak performers, Unisource Energy Corporation (the holding company of Tucson Electric Power Company) rose 23% on strong earnings resulting from its sales of excess power to the state of California.

TECHNOLOGY HOLDINGS TURNED IN A MIXED PERFORMANCE

Some of the technology stocks in the portfolio were positive contributors to performance. Sawtek Inc., a maker of cellular phone components, was purchased by TriQuint Semiconductor Inc. SanDisk Corporation, in the data storage business, reported earnings which matched consensus estimates. Computer services firm Tier Technologies, Inc. was named the primary contractor for services for the state of Missouri. The company also announced second quarter earnings that were ahead of analysts' expectations.

On the negative side of technology sector performance, the greatest laggard in the portfolio was Acxiom Corporation, which fell over 66%. The company provides information management systems, helping companies manage databases on an outsourced basis. As the economy slowed, many of Acxiom's customers elected to defer implementation of new systems, and Acxiom saw its core business slowing far more quickly and deeply than expected.

August 15, 2001



STORM-RELATED LOSSES HURT A REGIONAL INSURER

Property casualty insurer W. R. Berkley Corporation fell nearly 12% in the first half of the year, hurt by storm-related losses. In late May the company was listed on the New York Stock Exchange (it had previously been listed on the Nasdaq), which helped the stock overcome part of its price declines earlier in the period. The financial company holdings in the portfolio, while gaining 4.4% overall, still lagged the +7.7% return of the corresponding sector in the benchmark index.

MIDCAP STOCKS HAVE BRIGHT PROSPECTS

Despite their recent outperformance, the midcap and small cap sectors of the equity markets are still priced at a steep discount to large-cap stocks, based on profitability and growth. Midcap and small cap stocks frequently perform better than their large-cap counterparts when the economy emerges from recessionary periods-their lack of international exposure helps as other countries often lag the U.S. in the recovery process. We expect the second half of 2001 to bring with it solid signs of an economic recovery, and we believe the midcap portfolios will do very well in such an environment.

Sincerely,

James P. Schier
Senior Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                  PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                          % of
                                                       Net Assets
                Maxwell Technologies, Inc.                3.8%
                Ocean Energy, Inc.                        3.0%
                Coldwater Creek, Inc.                     2.8%
                Unisource Energy Corporation              2.8%
                Acxiom Energy                             2.7%

                * At June 30, 2001



                          AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                   1 Year           Since Inception
                                                       (5-1-97)
                Series V           32.14%               27.73%

(1) figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES V (MID CAP VALUE)

                                                   NUMBER        MARKET
PREFERRED STOCKS                                  OF SHARES      VALUE
-------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION - 0.1%
Callon Petroleum Company .................          6,600    $   198,000

COMMON STOCKS
-------------
ADVERTISING - 0.1%
InfoUSA, Inc.*(1) ........................         17,200        103,200

AEROSPACE & DEFENSE - 1.6%
Alliant Techsystems, Inc.*(1) ............         22,500      2,022,750
Raytheon Company .........................         20,000        530,000
                                                             -----------
                                                               2,552,750
AGRICULTURAL PRODUCTS - 2.9%
Archer-Daniels-Midland Company ...........        200,000      2,600,000
Sylvan, Inc.* ............................        181,000      2,054,350
                                                             -----------
                                                               4,654,350
APPAREL & ACCESSORIES - 2.0%
Jones Apparel Group, Inc.*(1) ............          6,700        289,440
Kellwood Company .........................        125,000      2,887,500
                                                             -----------
                                                               3,176,940
APPLICATION SOFTWARE - 0.9%
Captaris, Inc.* ..........................        293,500        610,480
JDA Software Group, Inc.* ................         56,000        930,160
                                                             -----------
                                                               1,540,640
AUTO PARTS & Equipment - 3.1%
Federal Signal Corporation ...............         54,000      1,267,380
Motorcar Parts & Accessories, Inc. .......         54,000         72,360
TRW, Inc. ................................         91,000      3,731,000
                                                             -----------
                                                               5,070,740
BANKS - 4.5%
Bank of Montreal .........................         50,000      1,291,000
Commerce Bancshares, Inc. ................         45,000      1,660,500
First Midwest Bancorp, Inc. ..............         44,000      1,304,600
Marshall & Ilsley Corporation ............         34,000      1,826,140
Wilmington Trust Corporation .............         19,000      1,190,350
                                                             -----------
                                                               7,272,590
BROADCASTING & CABLE TV - 0.3%
Cinar Corporation (Cl. B)* ...............        118,000        531,000

BUILDING PRODUCTS - 2.3%
Crane Company ............................        120,000      3,720,000

CATALOG RETAIL - 3.3%
Coldwater Creek, Inc.* ...................        177,000      4,602,000
Lands End, Inc. ..........................         20,200        811,030
                                                             -----------
                                                               5,413,030
COMMODITY CHEMICALS - 1.6%
Lyondell Chemical Company ................        170,000      2,614,600

COMPUTER HARDWARE - 1.6%
Apple Computer, Inc.(1) ..................        110,000      2,557,500

COMPUTER STORAGE & PERIPHERALS - 1.2%
Sandisk Corporation*(1) ..................         67,000      1,868,630

CONSTRUCTION & ENGINEERING - 2.3%
Chicago Bridge & Iron
   Company N.V ...........................        111,000      3,757,350

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES      VALUE
-------------------------------------------------------------------------
DIVERSIFIED CHEMICALS - 0.9%
Engelhard Corporation ....................         62,000    $ 1,598,980

DIVERSIFIED COMMERCIAL SERVICES - 3.1%
Angelica Corporation .....................        150,000      1,650,000
Profit Recovery Group
   International, Inc.* ..................        301,000      3,449,460
                                                             -----------
                                                               5,099,460
DIVERSIFIED FINANCIAL SERVICES - 3.0%
A. G. Edwards, Inc. ......................         55,000      2,475,000
Franklin Resources, Inc.(1) ..............         53,000      2,425,810
                                                             -----------
                                                               4,900,810
ELECTRIC UTILITIES - 3.6%
Montana Power Company ....................        120,700      1,400,120
Unisource Energy Corporation .............        195,000      4,479,150
                                                             -----------
                                                               5,879,270
ELECTRICAL COMPONENTS & EQUIPMENT - 4.1%
Baldor Electric Company ..................         57,200      1,222,364
Benchmark Electronics, Inc.* .............         82,000      1,997,520
Brady Corporation ........................         27,500        993,575
Energizer Holdings, Inc.* ................        103,300      2,370,735
                                                             -----------
                                                               6,584,194
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.3%
Maxwell Technologies, Inc.(1) ............        280,000      6,244,000
Sawtek, Inc.* ............................         83,000      1,952,990
Trimble Navigation, Ltd.* ................         19,700        383,953
                                                             -----------
                                                               8,580,943
ENVIRONMENTAL SERVICES - 0.6%
Casella Waste Systems, Inc.*(1) ..........         73,300        916,250

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.5%
Potash Corporation of
   Saskatchewan, Inc. (CL.F) .............         42,000      2,410,800

FOOD RETAIL - 0.5%
Casey's General Stores, Inc. .............         56,700        737,100

FOOTWEAR - 2.0%
Brown Shoe Company, Inc. .................        176,000      3,176,800

GAS UTILITIES - 1.9%
El Paso Energy Corporation(1) ............         20,000      1,050,800
Kinder Morgan, Inc. ......................         42,000      2,110,500
                                                             -----------
                                                               3,161,300
GOLD - 1.3%
Homestake Mining Company .................        140,000      1,106,000
Newmont Mining Corporation ...............         55,000      1,023,550
                                                             -----------
                                                               2,129,550
HEALTH CARE DISTRIBUTORS & SERVICES - 1.4%
Hooper Holmes, Inc. ......................        227,000      2,326,750

INDUSTRIAL MACHINERY - 1.0%
Ingersoll-Rand Company ...................         12,500        515,000
Quixote Corporation ......................         40,300      1,151,371
                                                             -----------
                                                               1,666,371

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES V (MID CAP VALUE) (CONTINUED)

                                                   NUMBER         MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
----------------------------------------------------------------------------
IT CONSULTING & SERVICES - 5.0%
Acxiom Corporation* ......................         330,000     $  4,319,700
Computer Sciences Corporation ............          74,000        2,560,400
Tier Technologies, Inc. (Cl. B)* .........         131,000        1,251,050
                                                               ------------
                                                                  8,131,150
LEISURE PRODUCTS - 2.9%
Mattel, Inc. .............................         170,000        3,216,400
Midway Games, Inc.* ......................          80,000        1,480,000
                                                               ------------
                                                                  4,696,400
LIFE & HEALTH INSURANCE - 0.7%
AFLAC, Inc. ..............................          12,000          377,880
American General Corporation .............          15,000          696,750
                                                               ------------
                                                                  1,074,630
MULTI-UTILITIES - 1.6%
Avista Corporation .......................          67,700        1,352,646
Questar Corporation ......................          50,000        1,238,000
                                                               ------------
                                                                  2,590,646
NETWORKING EQUIPMENT - 1.7%
Anixter International, Inc.* .............          90,200        2,769,140

OIL & GAS DRILLING - 0.2%
Ensco International, Inc. ................          16,000          374,400

OIL & GAS EQUIPMENT & SERVICES - 1.4%
Maverick Tube Corporation* ...............          23,400          394,524
Tidewater, Inc. ..........................          48,000        1,809,600
                                                               ------------
                                                                  2,204,124
OIL & GAS EXPLORATION & PRODUCTION - 8.6%
Apache Corporation .......................          15,000          761,250
Callon Petroleum Company* ................          65,000          770,250
Kerr-McGee Corporation ...................          18,700        1,239,249
Murphy Oil Corporation ...................          35,000        2,576,000
Ocean Energy, Inc. .......................         280,000        4,886,000
Stone Energy Corporation* ................          45,000        1,993,500
Transmontaigne, Inc.* ....................         300,000        1,740,000
                                                               ------------
                                                                 13,966,249
PACKAGED FOODS - 1.8%
American Italian
   Pasta Company*(1) .....................          25,800        1,197,120
Hormel Foods Corporation .................          70,000        1,703,800
                                                               ------------
                                                                  2,900,920
PHARMACEUTICALS - 1.7%
Mylan Laboratories, Inc. .................          97,500        2,742,675

PRECIOUS METALS & MINERALS - 1.4%
Stillwater Mining Company* ...............          75,000        2,193,750

PROPERTY & CASUALTY INSURANCE - 4.7%
W.R. Berkley Corporation* ................          78,000        3,230,760
Cincinnati Financial Corporation .........          70,000        2,765,000
MBIA, Inc. ...............................          30,000        1,670,400
                                                               ------------
                                                                  7,666,160
PUBLISHING & PRINTING - 0.8%
E.W. Scripps Company .....................          21,000        1,449,000

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                    NUMBER        MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES      VALUE
----------------------------------------------------------------------------
RAILROADS - 0.4%
CSX Corporation ..........................          21,000     $    760,620

RESTAURANTS - 0.4%
Steak N Shake Company ....................          72,700          672,475

SPECIALTY CHEMICALS - 2.4%
International Flavors &
   Fragrances, Inc. ......................          15,700          394,541
Material Sciences Corporation* ...........          68,000          671,840
Minerals Technologies, Inc. ..............          40,000        1,716,800
Solutia, Inc. ............................          91,900        1,171,725
                                                               ------------
                                                                  3,954,906
TELECOMMUNICATIONS EQUIPMENT - 1.6%
Adtran, Inc.* ............................         125,000        2,562,500
Transcrypt International, Inc.* ..........          19,322            4,057
                                                               ------------
                                                                  2,566,557
TEXTILES - 0.7%
Unifi, Inc. ..............................         141,200        1,200,200

TRUCKING - 1.1%
Covenant Transport, Inc.* ................          94,000        1,170,300
Motor Cargo Industries, Inc.* ............          34,800          321,900
Werner Enterprises, Inc. .................           9,300          225,525
                                                               ------------
                                                                  1,717,725
                                                               ------------
   Total common stocks - 97.0% ...........................      157,633,625

U.S. GOVERNMENT & GOVERNMENT AGENCY SECURITIES
----------------------------------------------
FEDERAL HOME LOAN BANK - 4.6%
   3.94%, 07-02-01 .......................    $  1,500,000        1,499,836
   3.60%, 07-11-01 .......................    $  2,300,000        2,297,700
   3.72%, 07-13-01 .......................    $  3,700,000        3,695,412
                                                               ------------
                                                                  7,492,948
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.0%
   3.78%, 07-09-01 .......................    $    800,000          799,328
   3.54%, 07-25-01 .......................    $  2,500,000        2,494,100
                                                               ------------
                                                                  3,293,428
                                                               ------------
   Total U.S. government &
      government agency securities - 6.6% ................       10,786,376

REPURCHASE AGREEMENT - 0.3%
---------------------------
United Missouri Bank, 3.66%, 07-02-01
   (Collateralized by FHLMC,
   08-07-01 with a value of
   $603,000) .............................    $    538,000          538,000
                                                               ------------
   Total investments - 104.1% ............................      169,156,001
   Liabilities, less cash and other assets - (4.1%) ......       (6,613,936)
                                                               ------------
   Total net assets - 100.0% .............................     $162,542,065
                                                               ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

 *  Non-income producing security

ADR (American Depositary Receipt)

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

                        SEE ACCOMPANYING NOTES.

SERIES K (GLOBAL STRATEGIC INCOME SERIES)
August 15, 2001



[PHOTO]
L.T. Hill
Portfolio Manager

[LOGO] WELLINGTON(R) MANAGEMENT

SUBADVISOR, WELLINGTON MANAGEMENT COMPANY, LLP

TO OUR CONTRACTHOLDERS:

Fixed income portfolios were a bright spot in a generally dismal financial market picture during the first half of 2001 as interest rate cuts around the world led bonds to positive returns. The Global Strategic Income Series of SBL Fund gained 3.80% during the six months ended June 30, 2001.(1) Its blended benchmark index gained 4.11% during the period. The blended benchmark consists of 25% Lehman Brothers Aggregate Bond Index, 25% Lehman High Yield Bond Index, 25% Salomon Brothers World Government Bond Index ex U.S. (hedged), and 25% J.P. Morgan Emerging Markets Bond Index Plus.

GLOBAL INTEREST RATE CUTS WERE GOOD FOR BONDS

The sharp slowdown in U.S. economic activity prompted the Federal Reserve Bank to reduce short term interest rates by 275 basis points during the first six months of 2001. These six rate cuts marked the Federal Reserve's biggest series of cuts since it slashed five percentage points between July 1990 and September 1992. Further, facing mounting evidence of moderating growth in Europe, the European Central Bank (ECB) and the Bank of England cut interest rates by 25 basis points. For the ECB it was the first rate cut in two years, despite the fact that inflation rose to an eight-year high of 3.4%, well above their 2% target rate.

BOND MARKET PERFORMANCE BY SECTOR

The Federal Reserve Bank's aggressive easing stance since the beginning of the year prompted a sharp rally in credit-sensitive securities. This rally led to continued strong performance in the investment grade corporate bond market. Industrial and financial issues were the best performers, while utility bonds lagged, primarily due to the ongoing energy crisis in California.

In the high yield sector performance varied significantly depending on the credit quality of the issuer. During the first three months of this semiannual reporting period the Series benefited from its significant exposure to this sector, although the market offset some of these gains in the second quarter.

The Series continues to profit from its investments in the emerging market debt sector. In particular, over the past six months we saw significant gains from our positions in Russia, Mexico, and Turkey. However, the ongoing financial difficulties plaguing Argentina causes us to remain cautious with regard to this particular market.

PLANS FOR THE PORTFOLIO IN THE SECOND HALF OF THE YEAR

We expect the bond yields to remain near current levels, but trend higher as the Federal Reserve changes to a less aggressive easing stance. Fiscal and monetary easing should stimulate domestic demand by the end of the year, leading to some improvement in the U.S. economy. The continuing need to relieve the excesses in capital spending and household consumption of recent years, however, is likely to preclude a sharp rebound in economic activity.

In the mortgage sector a modest widening in the spreads to Treasury yields has increased the attractiveness of the sector. Consequently, we plan to increase our mortgage holdings. Within the corporate bond sector, we believe the continuing improvement in financial market liquidity will support both investment grade and riskier high yield bonds, despite a near-term rise in default rates. Valuations remain extremely attractive and spreads will tighten further once the economic outlook improves. We expect to retain a substantial exposure to both the investment grade and high yield sectors.

SERIES K (GLOBAL STRATEGIC INCOME SERIES)
August 15, 2001



With the exception of Argentina, fundamentals in emerging market debt also remain strong and valuations are modestly attractive. We plan to maintain our allocation to this sector by holding a diversified portfolio of sovereign bonds. We believe a broadly diversified exposure to all major sectors of the global bond market continues to make the Global Strategic Income Series a highly attractive option for fixed income investors.

Sincerely,

Lucius T. Hill, III
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in foreign countries may involve risks, such as non-uniform accounting practices and political instability, not associated with investing exclusively in the U.S.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                                TOP 5 COUNTRIES*

                                                          % of
                                                       Net Assets
                United States                            54.3%
                Brazil                                    5.5%
                Agentina                                  5.0%
                France                                    4.8%
                Mexico                                    4.3%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 2001(1)

                               1 Year     5 Years        Since
                                                       Inception
                                                        (6-1-95)
                Series K        4.64%      6.09%          6.93%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME)

                                               PRINCIPAL       MARKET
CORPORATE BONDS                                 AMOUNT         VALUE
-----------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.4%
Argo-Tech Corporation,
   8.625% - 2007 .........................    $   20,000    $   17,900
Hexcel Corporation,
   9.75% - 2009 ..........................         5,000         4,813
L-3 Communications Corporation,
   8.00% - 2008 ..........................        30,000        29,700
                                                            ----------
                                                                52,413
AIRLINES - 1.0%
Atlas Air Worldwide Holdings,
   9.375% - 2006 .........................        35,000        25,200
Delta Air Lines, 7.92% - 2010 ............        40,000        42,000
Northwest Airlines, Inc.
   8.875% - 2006 .........................        30,000        28,983
US Airways Group, Inc.,
   7.076% - 2021 .........................        25,000        24,635
                                                            ----------
                                                               120,818
AUTOMOTIVE - 2.2%
Accuride Corporation,
   9.25% - 2008 ..........................        35,000        23,450
DaimlerChrysler NA Holdings
   Corporation, 5.125% - 2001 ............        33,000        33,005
Exide Corporation, 10.00% - 2005 .........        30,000        25,650
Federal-Mogul Corporation:
   7.75% - 2006 ..........................        15,000         2,325
   7.50% - 2009 ..........................        60,000         8,700
Ford Motor Company,
   6.625% - 2028 .........................       100,000        86,625
Hayes Lemmerz International, Inc.,
   11.875% - 2006 ........................        20,000        19,400
Hayes Wheels International, Inc.,
   11.00% - 2006 .........................        25,000        20,750
LDM Technologies, Inc.,
   10.75% - 2007 .........................        25,000        15,500
Lear Corporation, 8.11% - 2009 ...........        35,000        35,083
Navistar International
   Corporation, 9.375% - 2006 ............         5,000         5,075
                                                            ----------
                                                               275,563
BANKING - 1.9%
Bank of America Corporation,
   6.125% - 2010(2) ......................        10,000        13,225
Deutsche Bank Capital Funding,
   7.872% - 2049 .........................       100,000       102,510
Doral Financial Corporation,
   8.50% - 2004 ..........................        70,000        72,713
GS Escrow Corporation,
   7.125% - 2005 .........................        30,000        29,400
Wells Fargo Company,
   4.09% - 2001(3) .......................        15,000        15,010
                                                            ----------
                                                               232,858

                                               PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT          VALUE
-----------------------------------------------------------------------
BASIC INDUSTRY - OTHER - 0.2%
Caraustar Industries,
   9.875% - 2011 .........................    $   25,000    $   23,000

BUILDING MATERIALS - 0.7%
Masco Corporation,
   6.00% - 2004 ..........................        45,000        44,916
Nortek, Inc., 9.25% - 2007 ...............        25,000        24,625
Owens Corning, 7.50% - 2005* .............        20,000         5,400
Resolution Performance
   Products, LLC, 13.50% - 2010 ..........         5,000         5,425
                                                            ----------
                                                                80,366
CAPITAL GOODS - OTHER - 0.1%
Eaton Corporation, 6.00% - 2007(2) .......        10,000         8,570

CHEMICALS - 1.0%
Borden Chemical and Plastics,
   9.50% - 2005* .........................        20,000         3,600
Georgia Gulf Corporation,
   10.375% - 2007 ........................        35,000        35,700
Key Plastics, Inc.,
   10.25% - 2007* ........................        20,000             2
Lyondell Chemical Company:
   9.625% - 2007 .........................        40,000        39,800
   10.875% - 2009 ........................        45,000        44,213
PMD Group, Inc., 11.00% - 2011 ...........         5,000         5,075
                                                            ----------
                                                               128,390
COMMUNICATIONS - OTHER - 0.0%
Rhythms Netconnections:
   12.75% - 2009 .........................        40,000         3,200
   14.00% - 2010 .........................        30,000           900
                                                            ----------
                                                                 4,100
CONSTRUCTION MACHINERY - 0.4%
Anthony Crane Rental LP,
   10.375% - 2008 ........................        75,000        38,250
Bucyrus International,
   9.75% - 2007 ..........................        30,000        12,600
                                                            ----------
                                                                50,850
CONSUMER NONCYCLICAL - OTHER - 0.8%
Von Hoffman Press, Inc.,
   10.875% - 2007 ........................        50,000        45,000
World Color Press, Inc.,
   8.375% - 2008 .........................        50,000        50,563
                                                            ----------
                                                                95,563
CONSUMER PRODUCTS - 0.3%
Corning Consumer Product,
   9.625% - 2008 .........................        50,000         8,000
Duane Reade, Inc.,
   9.25% - 2008 ..........................        35,000        34,738
                                                            ----------
                                                                42,738

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

                                               PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT         VALUE
-----------------------------------------------------------------------
ELECTRIC - 1.5%
AES Corporation, 8.875% - 2011 ...........    $   35,000    $   34,213
Calpine Corporation:
   8.75% - 2007 ..........................        25,000        24,656
   8.625% - 2010 .........................        65,000        62,903
CMS Energy Corporation:
   6.75% - 2004 ..........................        15,000        14,593
   7.625% - 2004 .........................        25,000        24,772
   9.875% - 2007 .........................        10,000        10,425
   7.50% - 2009 ..........................        10,000         9,252
                                                            ----------
                                                               180,814
ENERGY - OTHER - 0.3%
Energy Corporation of America,
   9.50% - 2007 ..........................        40,000        31,500

ENERGY - REFINING - 0.9%
Clark Refining & Marketing, Inc.:
   8.375% - 2007 .........................        30,000        24,900
   8.625% - 2008 .........................        20,000        17,000
Frontier Oil Corporation:
   9.125% - 2006 .........................        20,000        19,900
   11.75% - 2009 .........................        20,000        21,400
Ram Energy, Inc., 11.50% - 2008 ..........        30,000        27,525
                                                            ----------
                                                               110,725
ENTERTAINMENT - 0.1%
Hasbro, Inc.:
   7.95% - 2003 ..........................         3,000         2,919
   8.50% - 2006 ..........................        10,000         9,647
                                                            ----------
                                                                12,566
ENVIRONMENTAL - 1.1%
Allied Waste NA:
   7.625% - 2006 .........................        40,000        39,550
   10.00% - 2009 .........................        10,000        10,275
WMX Technologies, Inc.,
   7.00% - 2006 ..........................        80,000        80,200
                                                            ----------
                                                               130,025
FINANCIAL - NONCAPTIVE - CONSUMER - 0.3%
American General Finance,
   6.875% - 2001 .........................        20,000        20,275
Toyota Motor Credit Corporation,
   4.75% - 2005(2) .......................        35,000        14,998
                                                            ----------
                                                                35,273
FINANCIAL - NONCAPTIVE - DIVERSIFIED - 0.1%
Associates Corporation NA,
   4.223% - 2002(3) ......................        15,000        15,011

                                               PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT         VALUE
-----------------------------------------------------------------------
FINANCIAL - OTHER - 3.3%
BNP US Funding LLC,
   7.738% - 2049 .........................    $  100,000    $  102,250
Natexis Ambs Company LLC,
   8.44% - 2049 ..........................       100,000       103,044
Socgen Real Estate Company LLC,
   7.64% - 2049 ..........................       100,000       100,500
Sun Life Canada (US) Capital Trust,
   8.526% - 2049 .........................       100,000        95,250
                                                            ----------
                                                               401,044
FOOD - 0.4%
Aurora Foods, Inc.,
   9.875% - 2007 .........................        25,000        22,125
Royster Clark AgriBusiness, Inc.,
   10.25% - 2009 .........................        30,000        23,850
                                                            ----------
                                                                45,975
GAMING - 0.9%
Harrahs Operating Company, Inc.,
   7.875% - 2005 .........................        25,000        25,406
Station Casinos, 8.875% - 2008 ...........        50,000        50,000
True Temper Sports, Inc.,
   10.875% - 2008 ........................        40,000        40,850
                                                            ----------
                                                               116,256
HEALTHCARE - 3.9%
Alaris Medical, Inc.:
   9.75% - 2006 ..........................        65,000        50,050
   0.00% - 2008(4) .......................        50,000        17,750
Beckman Instruments,
   7.45% - 2008 ..........................        40,000        38,896
Beverly Enterprises, Inc.,
   9.625% - 2009 .........................        45,000        46,125
Bio-Rad Labs , 11.625% - 2007 ............        30,000        32,550
Columbia HCA Healthcare,
   7.25% - 2008 ..........................        35,000        34,025
Conmed Corporation,
   9.00% - 2008 ..........................        40,000        38,800
Dade Behring, Inc.,
   11.125% - 2006* .......................       110,000        12,650
DJ Orthopedics LLC/CAP,
   12.625% - 2009 ........................        25,000        24,875
Manor Care, Inc., 8.00% - 2008 ...........         5,000         5,025
Mediq, Inc., 11.00% - 2008* ..............        50,000           500
Tenet Healthcare Corporation,
   8.125% - 2008 .........................        35,000        35,919
Triad Hospitals Holdings:
   8.75% - 2009 ..........................         5,000         5,088
   11.00% - 2009 .........................        25,000        26,937
UnitedHealth Group, Inc.,
   7.50% - 2005 ..........................        70,000        73,055
Universal Hospital Services,
   10.25% - 2008 .........................        40,000        36,450
                                                            ----------
                                                               478,695

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

                                              PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT          VALUE
-----------------------------------------------------------------------
HOME CONSTRUCTION - 1.3%
Beazer Homes USA,
   8.875% - 2008 .........................    $   50,000    $   50,125
Del Webb Corporation,
   10.25% - 2010 .........................        20,000        21,100
KB HOME, 9.50% - 2011 ....................        35,000        35,175
Standard Pacific Corporation,
   8.50% - 2009 ..........................        50,000        48,750
                                                            ----------
                                                               155,150
INDUSTRIAL - OTHER - 0.6%
Hexcel Corporation,
   9.75% - 2009 ..........................        20,000        19,250
Numatics, Inc., 9.625% - 2008 ............        50,000        31,500
P & L Coal Holdings Corporation,
   9.625% - 2008 .........................        16,000        16,880
                                                            ----------
                                                                67,630
INSURANCE  - LIFE - 1.1%
Conseco, Inc., 10.75% - 2008 .............        25,000        24,500
Liberty Mutual Insurance,
   7.697% - 2097 .........................        70,000        54,250
UnumProvident Corporation,
   7.625% - 2011 .........................        60,000        61,543
                                                            ----------
                                                               140,293
INSURANCE -  PROPERTY & CASUALTY - 2.4%
Ace Capital Trust II, 9.70% - 2030 .......       100,000       114,785
American Financial Group,
   7.125% - 2009 .........................       100,000        90,875
Everest Reinsurance Holdings
   Company, 8.75% - 2010 .................        80,000        87,883
                                                            ----------
                                                               293,543
LODGING - 0.3%
John Q. Hammons Hotels,
   8.875% - 2004 .........................        35,000        34,475

                                              PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT          VALUE
-----------------------------------------------------------------------
MEDIA - CABLE - 2.9%
Ackerley Group, Inc.,
   9.00% - 2009 ..........................    $   35,000    $   30,625
Adelphia Communications:
   8.375% - 2008 .........................        50,000        45,750
   7.75% - 2009 ..........................        25,000        22,063
Charter Communications Holdings LLC:
   8.25% - 2007 ..........................        25,000        23,687
   10.00% - 2009 .........................        25,000        25,375
   10.00% - 2011 .........................        35,000        35,525
Classic Cable, Inc., 10.50% - 2010 .......         5,000         1,450
CSC Holdings, Inc., 8.125% - 2009 ........        25,000        24,824
Insight Midwest:
   9.75% - 2009 ..........................        50,000        51,750
   10.50% - 2010 .........................        10,000        10,550
Insight Communications,
   0.00% - 2011(4) .......................        20,000        11,300
Medicacom Broadband LLC,
   11.00% - 2013 .........................        20,000        20,350
NTL, Inc., 10.00% - 2017 .................        30,000        19,500
Telewest Communication,
   11.25% - 2008 .........................        40,000        35,600
                                                            ----------
                                                               358,349
MEDIA - NONCABLE - 1.8%
Echostar DBS Corporation,
   9.375% - 2009 .........................        50,000        49,000
Fox Sports Networks LLC,
   0.00% - 2007(4) .......................        35,000        33,250
Granite Broadcasting,
   8.875% - 2008 .........................        25,000        16,750
Gray Communications System, Inc.,
   10.625% - 2006 ........................        20,000        20,300
News America Holdings,
   7.375% - 2008 .........................       100,000       100,875
                                                            ----------
                                                               220,175

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

                                               PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT         VALUE
-----------------------------------------------------------------------
METALS - 1.2%
AK Steel Corporation,
   9.125% - 2006 .........................    $   10,000    $   10,250
American Standard, Inc.,
   7.375% - 2008 .........................        25,000        24,688
Bayou Steel Corporation,
   9.50% - 2008 ..........................        40,000        22,800
Century Aluminum Company,
   11.75% - 2008 .........................        15,000        15,600
Haynes International, Inc.,
   11.625% - 2004 ........................        35,000        18,725
National Steel Corporation,
   9.875% - 2009 .........................        60,000        21,000
Silgan Holdings, Inc., 9.00% - 2009 ......        25,000        24,750
Weirton Steel Corporation:
   11.375% - 2004 ........................        35,000        10,500
   10.75% - 2005 .........................        10,000         2,900
                                                            ----------
                                                               151,213
OIL FIELD SERVICES - 0.7%
Key Energy Services, Inc.,
   14.00% - 2009 .........................        19,000        22,016
Plains Resources, Inc.,
   10.25% - 2006 .........................        15,000        15,300
Pride International, Inc.,
   10.00% - 2009 .........................        25,000        27,500
Pride Petroleum Services,
   9.375% - 2007 .........................        20,000        21,000
                                                            ----------
                                                                85,816
PACKAGING - 0.9%
Fonda Group, Inc.,  9.50% - 2007 .........        25,000        21,000
Gaylord Container Corporation,
   9.375% - 2007 .........................        70,000        44,100
Owens-Illinois, Inc.:
   7.85% - 2004 ..........................        45,000        36,000
   7.50% - 2010 ..........................        20,000        13,900
                                                            ----------
                                                               115,000
PAPER - 0.1%
International Paper, 5.375% - 2006(2) ....        15,000        12,313

PHARMACEUTICALS - 0.5%
Cardinal Health, Inc., 6.75% - 2011 ......        40,000        40,431
Warner Chilcott, Inc.,
   12.625% - 2008 ........................        25,000        26,750
                                                            ----------
                                                                67,181
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Avalonbay Communities,
   7.50% - 2010 ..........................       100,000       101,903

                                               PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT         VALUE
-----------------------------------------------------------------------
RETAILERS - 0.6%
J. C. Penney Company, Inc.,
   7.375% - 2008 .........................    $   40,000    $   35,871
Sealy Mattress Company,
   0.00% - 2007(4) .......................        50,000        41,375
                                                            ----------
                                                                77,246
SERVICES - 0.8%
Iron Mountain, Inc., 8.25% - 2011 ........        50,000        49,750
IT Group, Inc., 11.25% - 2009 ............        50,000        47,000
                                                            ----------
                                                                96,750
SUPERMARKETS - 0.7%
Rite Aid Corporation:
   10.50% - 2002 .........................        20,000        20,650
   7.125% - 2007 .........................        45,000        37,575
   11.25% - 2008 .........................        20,000        20,175
                                                            ----------
                                                                78,400
TECHNOLOGY - 1.4%
Amkor Technologies, Inc.,
   9.25% - 2006 ..........................        50,000        48,250
Exodus Communications:
   11.25% - 2008 .........................        15,000         5,175
   10.75% - 2009 .........................        45,000        15,300
Fairchild Semiconductor,
   10.125% - 2007 ........................        35,000        33,600
MCMS, Inc., 9.75% - 2008 .................        25,000         3,750
Packard Bioscience Company,
   9.375% - 2007 .........................        35,000        33,950
SCG Holdings Corporation,
   12.00% - 2009 .........................        10,000         6,000
Viasystems, Inc., 9.75% - 2007 ...........        35,000        17,150
Williams Communications
   Group, Inc., 11.70% - 2008 ............        25,000        10,375
                                                            ----------
                                                               173,550

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

                                               PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT         VALUE
-----------------------------------------------------------------------
TELECOMMUNICATIONS - 3.4%
BTI Telecom Corporation,
   10.50% - 2007 .........................    $   20,000    $    3,800
Citizens Communications
   Company, 9.25% - 2011 .................        35,000        36,385
Exodus Communications,
   9.25% - 2011 ..........................        70,000        24,150
Hyperion Telecommunications,
   12.25% - 2004 .........................        50,000        41,250
Iridium LLC/Capital Corporation,
   14.00% - 2005* ........................        50,000         2,062
ITC/\ Deltacom, Inc.:
   11.00% - 2007 .........................         5,000         3,300
   9.75% - 2008 ..........................        25,000        17,250
KMC Telecom Holdings, Inc.,
   0.00% - 2008(4) .......................        25,000         2,125
Level 3 Communications:
   9.125% - 2008 .........................        35,000        14,525
   10.75% - 2008(2) ......................         5,000         1,778
Lin Holdings Corporation,
   0.00% - 2008(4) .......................        55,000        42,900
McLeodUSA, Inc.:
   9.25% - 2007 ..........................        40,000        23,200
   8.375% - 2008 .........................        35,000        18,900
Nextel Communications:
   0.00% - 2007(4) .......................        55,000        36,644
   9.375% - 2009 .........................        25,000        19,813
Nextlink Communications,
    0.00% - 2009(4) ......................        65,000         9,750
NTL Communications
   Corporation, 0.00% - 2008(4) ..........        50,000        22,000
PSINet, Inc., 11.00% - 2009* .............        30,000         1,800
RCN Corporation, 0.00% - 2007(4) .........        25,000         7,500
Telecommunications Techniques
   Company LLC, 9.75% - 2008 .............        30,000        24,900
Teligent, Inc., 11.50% - 2007* ...........        25,000           125
Time Warner Telecom LLC,
   9.75% - 2008 ..........................        20,000        17,950
Williams Communications
   Group, Inc., 10.875% - 2009 ...........        25,000        10,125
Winstar Communications:
   12.50% - 2008* ........................        45,000           450
   12.75% - 2010* ........................        55,000           550
WorldCom, Inc.:
   6.125% - 2001 .........................        20,000        20,025
   7.25% - 2008(2) .......................        10,000        13,845
                                                            ----------
                                                               417,102
TEXTILE - 0.2%
Pillowtex Corporation,
   9.00% - 2007* .........................        70,000           700
Westpoint Stevens, Inc.,
   7.875% - 2008 .........................        50,000        18,750
                                                            ----------
                                                                19,450

                                              PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT          VALUE
-----------------------------------------------------------------------
TRANSPORTATION - OTHER - 0.2%
United Rentals, Inc.,
   9.00% - 2009 ..........................    $   25,000    $   23,125
                                                            ----------
   Total corporate bonds - 43.7% .......................     5,361,777

ASSET BACKED SECURITIES
-----------------------
AUTO - 1.0%
ANRC Auto Owner Trust,
   2000-A A2, 7.00% - 2003 ...............         6,448         6,500
Associates Auto Receivables Trust,
   2000-2 A2, 6.79% - 2003 ...............         8,210         8,290
Capital Auto Receivables Asset Trust,
   1999-1 A2, 5.58% - 2002 ...............           940           941
CARCO Auto Loan Master Trust,
   1999-1 A2, 5.78% - 2004 ...............        10,000        10,137
Daimler Chrysler Auto Trust,
   2000-A A2, 6.76% - 2003 ...............         3,950         3,975
First Security Auto Owner Trust,
   2000-2 A2, 6.80% - 2003 ...............         6,462         6,536
Ford Credit Auto Owner Trust,
   1999-D A3, 6.20% - 2002 ...............           827           828
Harley-Davidson Eaglemark
   Motorcycle Trust:
   1998-1 A2, 5.94% - 2004 ...............         6,510         6,576
   2000-1 A1, 6.88% - 2004 ...............         4,269         4,342
Honda Auto Lease Trust,
   1999-A  A5, 6.65% - 2005 ..............        10,000        10,171
Honda Auto Receivables Owner Trust,
   2000-1 A2, 6.65% - 2002 ...............        10,000        10,100
Toyota Auto Lease Trust,
   1998-B A2, 5.45% - 2003 ...............        10,000        10,035
Toyota Auto Receivables Owner Trust,
   2000-B A2, 6.75% - 2003 ...............         9,166         9,267
Toyota Auto Receivables Owner Trust,
   4.183% - 2003(3) ......................        20,000        20,001
USAA Auto Loan Grantor Trust,
   1999-1 A, 6.10% - 2006 ................         9,320         9,473
                                                            ----------
                                                               117,172
CREDIT CARDS - 0.2%
American Express Master Trust,
   1994-2 A, 7.60% - 2002 ................        10,000        10,075
Citibank Credit Card Master Trust,
   1997-2 A, 6.55% - 2004 ................        10,000        10,164
Discover Card Master Trust I,
   1999-2 A, 5.90% - 2004 ................        10,000        10,135
                                                            ----------
                                                                30,374
HOME EQUITY LOANS - 0.1%
Money Store Home Equity Trust,
   6.635% - 2014 .........................         5,246         5,259

STUDENT LOANS - 0.1%
SLMA 2000-1
   A1L - 6.85% - 2008 ....................        15,643        15,662

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

ASSET BACKED                                   PRINCIPAL       MARKET
SECURITIES (CONTINUED)                          AMOUNT         VALUE
------------------------------------------------------------------------
OTHER - 0.0%
P P & L Transition Bond Company LLC,
   1999-1 A2, 6.41% - 2003 ...............     $    4,802    $    4,834
                                                             ----------
   Total asset backed securities - 1.4% ..................      173,301

MORTGAGE BACKED SECURITIES
--------------------------
PASS THRU'S - 2.0%
Federal National Mortgage Association,
   FNMA #253113,
      7.50% - 2030(1) ....................        160,129       163,477
   FNMA #536500,
      7.50% - 2030 .......................         83,439        85,185
                                                             ----------
                                                                248,662
OTHER NON-AGENCY - 0.2%
Holmes Financing plc
   Series 4, Class 1A,
   0.00% - 2015(4) .......................         10,000        10,000
Residential Funding Mortgage Sec. I,
   1994-S8 A3, 6.00% - 2009 ..............         10,112        10,125
                                                             ----------
                                                                 20,125
COMMERCIAL MORTAGE BACKED SECURITIES - 0.0%
Structured Assets Securities Company,
   1999-C3 A, 6.471% - 2001(1),(3) .......          2,925         2,925
                                                             ----------
   Total mortgage backed securities - 2.2% ..............       271,712

FOREIGN BONDS
-------------
AUSTRALIA - 0.1%
Bulong Operations Property, Ltd.,
   12.50% - 2008* ........................         10,000           200
National Australia Bank, Ltd.,
   4.06% - 2002(3) .......................         20,000        19,987
                                                             ----------
                                                                 20,187
BERMUDA - 0.6%
FLAG Telecom Holding, Ltd.:
   8.25% - 2008 ..........................         30,000        24,300
   11.625% - 2010 ........................         20,000        12,600
Global Crossing Holdings, Ltd.,
   9.125% - 2006 .........................         45,000        35,438
                                                             ----------
                                                                 72,338

                                               PRINCIPAL        MARKET
FOREIGN BONDS (CONTINUED)                       AMOUNT          VALUE
------------------------------------------------------------------------
CANADA - 3.6%
Air Canada, 10.25% - 2011 ................     $   45,000    $   42,187
Call-Net Enterprises, Inc.,
   9.375% - 2009 .........................         15,000         4,800
Canadian Forest Oil, Ltd.,
   8.75% - 2007 ..........................         35,000        35,438
Consumers International,
   10.25% - 2005 .........................         70,000        21,787
Doman Industries, Ltd.:
   8.75% - 2004 ..........................         15,000         9,225
   12.00% - 2004 .........................         25,000        25,625
GT Group Telecom, Inc.,
   0.00% - 2010(4) .......................        100,000        31,500
Husky Oil, Ltd., 7.55% - 2016(1) .........         80,000        75,800
Pacifica Papers, Inc.,
   10.00% - 2009 .........................         25,000        26,375
Paperboard Industrial International, Inc.,
   8.375% - 2007 .........................         25,000        22,000
Potash Corporation of Saskatchewan, Inc.,
   7.75% - 2011 ..........................         15,000        15,314
Quebecor Media, Inc.,
   0.00% - 2011(4) .......................         80,000        43,600
Rogers Cantel, Inc., 9.375% - 2008 .......         25,000        24,563
Rogers Communications, Inc.,
   8.875% - 2007 .........................         25,000        24,812
Rogers Wireless Communications, Inc.,
   9.625% - 2011 .........................          5,000         5,025
Tembec Industries:
   8.625% - 2009 .........................         25,000        25,500
   8.50% - 2011 ..........................          5,000         5,100
                                                             ----------
                                                                438,651
FRANCE - 0.1%
France Telecom, 4.604% - 2001(2),(3) .....         20,000        16,922

JAPAN - 0.2%
Chohung Bank Company, Ltd.,
   11.50% - 2010(3) ......................         20,000        20,816

KENYA - 0.1%
Seagate Technology International,
   12.50% - 2007 .........................         15,000        14,850

LUXEMBOURG - 0.8%
Tyco International Group S.A.,
   7.00% - 2028(1) .......................        100,000        94,478

MEXICO - 0.3%
Grupo Elektra S.A., 12.00% - 2008 ........         20,000        19,800
Pemex Master Trust,
   7.75% - 2007(2) .......................         15,000        12,699
                                                             ----------
                                                                 32,499
NETHERLANDS - 0.1%
United Pan - Europe Communications N.V.,
   10.875% - 2009 ........................         40,000        14,100

UNITED KINGDOM - 0.1%
BG Transco plc, 5.375% - 2009(2) .........         10,000        12,979
                                                             ----------
   Total foreign bonds - 6.0% ...........................       737,820

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

                                              PRINCIPAL       MARKET
FOREIGN GOVERNMENT BONDS                       AMOUNT         VALUE
-----------------------------------------------------------------------
ARGENTINA - 5.0%
Republic of Argentina:
   0.00% - 2002(1),(4) ...................    $  185,000    $  166,500
   0.00% - 2004(4) .......................        65,000        42,900
   5.563% - 2005(1),(3) ..................       115,200        96,951
   7.00% - 2008(1) .......................        85,000        64,175
   11.75% - 2015 .........................        50,000        38,875
   11.375% - 2017 ........................        35,000        25,988
   12.25% - 2018 .........................        50,000        35,500
   6.00% - 2023(1) .......................       150,000        94,500
   12.00% - 2031 .........................        68,723        48,965
                                                            ----------
                                                               614,354
BRAZIL - 5.5%
Republic of Brazil:
   11.625% - 2004 ........................        40,000        40,700
   9.625% - 2005 .........................        25,000        23,437
   5.438% - 2006(3) ......................        40,000        35,450
   5.50% - 2012(1),(3) ...................       140,000        98,350
   8.00% - 2014(1) .......................       206,877       152,571
   5.438% - 2024(1),(3) ..................        90,000        65,588
   6.00% - 2024(1),(3) ...................       170,000       112,200
   8.875% - 2024 .........................        20,000        12,900
   12.25% - 2030(1) ......................       105,000        88,200
   11.00% - 2040 .........................        68,000        50,388
                                                            ----------
                                                               679,784
BULGARIA - 1.3%
Bulgaria Government:
   6.312% - 2011(1),(3) ..................        65,000        51,025
   3.00% - 2012 ..........................        30,000        24,263
   6.312% - 2024(1),(3) ..................       105,000        82,687
                                                            ----------
                                                               157,975
CANADA - 0.4%
Canada Government,
   5.75% - 2029(1),(2) ...................        85,000        53,993

COLOMBIA - 0.4%
Republic of Colombia:
   11.25% - 2005(2) ......................        40,000        35,722
   9.75% - 2011 ..........................        20,000        20,450
                                                            ----------
                                                                56,172
COSTA RICA - 0.4%
Republic of Costa Rica,
   8.00% - 2003 ..........................        45,000        45,788

DENMARK - 0.3%
Kingdom of Denmark,
   7.00% - 2004(2) .......................       262,000        31,700

ECUADOR - 0.6%
Republic of Ecuador:
   12.00% - 2012 .........................        61,000        42,661
   4.00% - 2030(3) .......................        60,000        25,800
                                                            ----------
                                                                68,461

                                              PRINCIPAL       MARKET
FOREIGN GOVERNMENT BONDS (CONTINUED)           AMOUNT         VALUE
-----------------------------------------------------------------------
FRANCE - 4.7%
France BTAN, 5.50% - 2001(1),(2) .........    $  300,000    $  254,638
Government of France O.A.T:
   5.50% - 2007(1),(2) ...................       135,000       118,051
   5.50% - 2010(1),(2) ...................        64,000        55,348
   6.00% - 2025(2) .......................        57,000        49,442
French Treasury Note,
   3.50% - 2004(1),(2) ...................       120,000        98,963
                                                            ----------
                                                               576,442
GERMANY - 2.1%
Republic of Germany:
   4.50% - 2003(1),(2) ...................       200,000       169,569
   6.875% - 2005(1),(2) ..................        70,000        63,863
   6.25% - 2024(2) .......................        25,000        22,376
                                                            ----------
                                                               255,808
ITALY - 3.2%
Republic of Italy BTPS:
   4.50% - 2001(1),(2) ...................       205,000       173,553
   4.00% - 2003(1),(2) ...................       120,000       100,594
   4.00% - 2004(2) .......................        35,000        29,208
   6.00% - 2007(2) .......................        30,000        26,668
   6.50% - 2027(1),(2) ...................        65,000        58,575
                                                            ----------
                                                               388,598
KOREA - .9%
Republic of Korea,
   8.875% - 2008(1) ......................       100,000       112,541

MEXICO - 4.0%
United Mexican States:
   9.875% - 2010 .........................        40,000        43,580
   8.375% - 2011(1) ......................        80,000        80,520
   6.25% - 2019(1) .......................       290,000       267,633
   8.125% - 2019 .........................        20,000        18,900
   11.50% - 2026(1) ......................        65,000        81,900
                                                            ----------
                                                               492,533
PAKISTAN - 0.2%
Islamic Republic of Pakistan,
   10.00% - 2005 .........................        25,000        19,625

PANAMA - 0.2%
Republic of Panama,
   8.875% - 2027 .........................        30,000        27,375

PERU - 0.8%
Republic of Peru, 4.00% - 2017(1),(3) ....       160,000        99,600

PHILIPPINES - 0.8%
Republic of Philippines:
   9.875% - 2019 .........................        55,000        47,850
   9.50% - 2024 ..........................        25,000        24,531
   10.625% - 2025 ........................        32,000        28,960
                                                            ----------
                                                               101,341

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

                                               PRINCIPAL        MARKET
FOREIGN GOVERNMENT BONDS (CONTINUED)            AMOUNT          VALUE
-------------------------------------------------------------------------
RUSSIA - 4.1%
Russia Federation:
   11.75% - 2003(1) ......................    $    50,000    $    51,312
   8.75% - 2005(1) .......................         60,000         55,125
   8.25% - 2010 ..........................         96,500         73,943
   12.75% - 2028(1) ......................         85,000         83,725
   5.00% - 2030(1),(3) ...................        517,500        245,026
                                                             -----------
                                                                 509,131

SWEDEN - 0.2%
Kingdom of Sweden,
   9.00% - 2009(2) .......................        200,000         22,513

TRINIDAD AND TOBAGO - 0.4%
Republic of Trinidad and Tobago,
   9.75% - 2020 ..........................         40,000         43,600

TURKEY - 0.7%
Republic of Turkey:
   11.75% - 2010 .........................         20,000         17,500
   11.875% - 2030(1) .....................         85,000         71,188
                                                             -----------
                                                                  88,688
UKRAINE - 0.2%
Ukraine Government,
   11.00% - 2007 .........................         30,000         23,162

UNITED KINGDOM - 0.3%
United Kingdom Government Treasury,
   6.25% - 2010(2) .......................         21,000         31,522

VENEZUELA - 1.2%
Republic of Venezuela:
   4.75% - 2007(1),(3) ...................        154,760        130,956
   9.25% - 2027 ..........................         25,000         17,250
                                                             -----------
                                                                 148,206
                                                             -----------
   Total foreign government bonds - 37.9% ...............      4,648,912

                                               PRINCIPAL       MARKET
WARRANTS                                        AMOUNT         VALUE
-------------------------------------------------------------------------
WARRANTS - 0.0%
GT Group Telecom .........................    $        40    $     1,194

REPURCHASE AGREEMENT - 5.9%
---------------------------
SBC Warburg Treasury Repurchase Agreement,
   3.95% - 07-02-01
   (Collateralized by
   U.S. Treasury Strips,
   5.625% - 11-30-02 with a
   value of $737,111) ....................        724,000        724,000
                                                             -----------
   Total investments - 97.1% ............................     11,918,716
   Cash and other assets, less liabilities - 2.9% .......        361,989
                                                             -----------
   Total net assets - 100.0% ............................    $12,280,705
                                                             ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

 * Non-income producing security

(1) Security is segregated as collateral for futures, options or forward contracts.

(2) Principal amount on foreign bond is reflected in local currency (e.g. Danish Krone) while market value is reflected in U.S. dollars.

(3) Variable rate security. Rate indicated is rate effective at June 30, 2001.

(4) Deferred interest obligation currently zero under terms of initial offering.

                        SEE ACCOMPANYING NOTES.

SERIES E (DIVERSIFIED INCOME SERIES)
August 15, 2001



[PHOTO]
Steven M. Bowser
Portfolio Manager

[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The Diversified Income Series of SBL Fund gained 3.04% in the six months ended June 30, 2001 as fixed income investments once again generated positive returns in a generally unsettled investment environment.(1) The benchmark Lehman Brothers U.S. Aggregate Bond Index rose 3.62% over the same period.

FIXED INCOME MARKET PERFORMANCE
DURING THE SIX MONTH PERIOD

The Federal Reserve Bank's policy-making Open Market Committee (FOMC) recognized the weakness in the U.S. economy and began a series of six interest rate cuts which were put in place during the first half of the year. These cuts resulted in lower rates across the maturity spectrum for the first three months of the period. From late March through June, however, yields on bonds with maturities longer than about five years began to rise from their lows as investors wondered whether inflation might enter the picture when the economy recovers. As a result, longer-maturity Treasury bonds in the portfolio were the weakest performers over the six months.

Corporate bonds were leaders in the fixed income arena as interest rates fell. You may recall that last year the Treasury Department began its program of buying back outstanding Treasury securities, which led Treasuries to outperform corporates. So far this year corporate issues are making up the difference, outperforming their Treasury counterparts. Issuance of new corporate bonds is heavy as companies take advantage of low long-term yields to replace short-term borrowings and outstanding bonds bearing higher interest coupons.

Mortgage-backed securities also performed well during the first half of the year. While under most circumstances falling interest rates would cause an acceleration in prepayments, the greater part of the decline was in the short end of the yield curve. The majority of mortgage-backed bonds in our portfolio are made up of pools of 7% to 8% mortgages, which experienced fewer paydowns. These higher-coupon issues provided an incremental boost to total return from their income stream as well.

THE COMPOSITION OF PORTFOLIO ASSETS

At the end of the first half of 2001 the Diversified Income Series was composed of 32.8% mortgage-backed bonds, 34% investment grade corporate issues, 27.8% U.S. government and agency securities, 1.7% commercial mortgage-backed bonds, 0.1% asset backed securities, 1.1% preferred stocks, and 2.5% cash and cash equivalents. This mix closely resembles that of the benchmark index. The portfolio is well diversified, containing 149 issues at June 30. The average credit quality remains high at AA2, while the average duration stands at 4.74 years.

SERIES E (DIVERSIFIED INCOME SERIES)
August 15, 2001



We plan to keep the portfolio structure in line with the benchmark index in the coming months. We will be carefully monitoring the pace of acceleration in the U.S. economy, since we believe it to be the element that is likely to have the most influence on bond performance over the next six to twelve months. If interest rates appear set to move upward we may add to our mortgage-backed asset holdings, which generally outperform other asset classes in a rising interest rate environment.

Sincerely,

Steven M. Bowser
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                                   ASSET MIX*

                                   [PIE CHART]

                          Mortgage Backed Securities: - 32.8%
                              Asset Backed Securities -  0.1%
                                     Preferred Stocks -  1.1%
                Commercial Mortgage Backed Securities -  1.7%
                   U.S. Government/Agency Obligations - 27.8%
                                   Cash & Equivalents -  2.5%
                                      Corporate Bonds - 34.0%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                               1 Year      5 Years     10 Years
                Series E       10.09%        5.65%        6.56%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME)

                                              PRINCIPAL
                                              AMOUNT OR
                                               NUMBER          MARKET
CORPORATE BONDS                               OF SHARES        VALUE
------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.5%
United Technologies Corporation,
   6.35% - 2011 ..........................    $  650,000     $  641,875

AIRLINES - 1.2%
Continental Airlines,
   7.434% - 2004 .........................    $  650,000        663,500
Southwest Airlines Company,
   7.875% - 2007 .........................    $  700,000        728,875
                                                             ----------
                                                              1,392,375
AUTOMOTIVE - 0.6%
Ford Motor Company,
   7.45% - 2031 ..........................    $  700,000        672,000

BANKING - 3.8%
Abbey National plc, 6.69% - 2005 .........    $  725,000        742,219
Bank of America Corporation,
   7.875% - 2005 .........................    $  650,000        690,151
Bank of New York, Inc.,
   6.50% - 2003 ..........................    $   25,000         25,656
BCH Cayman Islands, Ltd.,
   7.70% - 2006 ..........................    $  700,000        726,250
Den Danske Bank 144A,
   7.40% - 2010 ..........................    $  800,000        808,000
PNC Funding Corporation,
   7.75% - 2004 ..........................    $  800,000        842,000
Washington Mutual Capital I,
   8.375% - 2027 .........................    $  700,000        710,500
                                                             ----------
                                                              4,544,776
BASIC INDUSTRY - OTHER - 0.8%
Pioneer Hi Bred International, Inc.,
   5.75% - 2009 ..........................    $1,000,000        953,750

BEVERAGE - 1.7%
Anheuser-Busch Companies, Inc.,
   7.10% - 2007 ..........................    $  775,000        804,062
Coca-Cola Company,
   5.75% - 2011 ..........................    $  650,000        624,627
Fosters Brewing Group,
   6.875% - 2011 .........................    $  650,000        644,115
                                                             ----------
                                                              2,072,804
BROKERAGE - 2.2%
Merrill Lynch & Company,
   5.70% - 2004 ..........................    $  650,000        654,875
SI Financing Trust, Inc.,
   9.50% - 2026*(1) ......................        49,610      1,255,133
Waddell & Reed Financial, Inc.,
   7.50% - 2006 ..........................    $  650,000        659,955
                                                             ----------
                                                              2,569,963
BUILDING MATERIALS - 0.9%
Vulcan Materials Company,
   5.75% - 2004 ..........................    $1,100,000      1,098,625

CAPTIVE - 0.6%
GMAC, 7.50% - 2005 .......................    $  700,000        731,500

                                              PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT          VALUE
------------------------------------------------------------------------
CHEMICALS - 0.5%
PPG Industries Inc., 7.40% - 2019 ........    $  650,000     $  646,750

CONGLOMERATES - 0.5%
Tyco International, Ltd.,
   7.00% - 2028 ..........................       650,000        614,110

CONSUMER CYCLICALS - OTHER - 0.0%
American ECO Corporation,
   9.625% - 2008* ........................       500,000          5,000

CONSUMER NONCYCLICALS - OTHER - 0.6%
Eli Lilly & Company,
   7.125% - 2025 .........................       650,000        675,826

ELECTRIC - 3.2%
Calpine Corporation,
   8.75% - 2007 ..........................       500,000        493,125
CMS Energy Corporation,
   6.75% - 2004 ..........................       500,000        486,250
Dominion Resources Inc.,
   7.40% - 2002 ..........................       650,000        664,625
Duke Capital Corporation,
   8.00% - 2019 ..........................       700,000        742,000
East Coast Power LLC:
   6.737% - 2008 .........................       218,075        218,075
   7.066% - 2012 .........................       250,000        245,312
National Rural Utilities,
   5.50% - 2005 ..........................       700,000        691,250
Progress Energy, Inc.,
   6.55% - 2004 ..........................       300,000        305,625
                                                             ----------
                                                              3,846,262
ENERGY - OTHER - 0.2%
P&L Coal Holdings Corporation,
   8.875% - 2008 .........................       222,000        231,990

ENTERTAINMENT - 0.5%
Time Warner Entertainment,
   10.15% - 2012 .........................       500,000        611,250

FOOD - 0.3%
Kellogg Company, 6.60% - 2011 ............       350,000        342,021

GAMING - 0.3%
Park Place Entertainment,
   7.875% - 2005 .........................       300,000        300,750

HEALTHCARE - 0.4%
Tenet Healthcare Corporation,
   8.125% - 2008 .........................       500,000        513,125

HOME CONSTRUCTION - 0.4%
MDC Holdings, 8.375% - 2008 ..............       250,000        250,000
Oakwood Homes Corporation,
   8.125% - 2009 .........................       500,000        215,000
                                                             ----------
                                                                465,000
INDEPENDENT ENERGY- 0.3%
Seagull Energy Corporation,
   8.625% - 2005 .........................       300,000        303,375

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME) (CONTINUED)

                                               PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT          VALUE
-------------------------------------------------------------------------
INTEGRATED ENERGY - 0.5%
Conoco, Inc., 6.95% - 2029 ...............    $   650,000    $   624,813

LODGING - 0.2%
HMH Properties, 7.875% - 2008 ............        300,000        288,000

MEDIA - CABLE - 1.2%
Adelphia Communications, Inc.,
   9.50% - 2004 ..........................         43,388         41,761
Jones Intercable, Inc.,
   7.625% - 2008 .........................        500,000        521,875
Lenfest Communications, Inc.,
   10.50% - 2006 .........................        500,000        575,625
Rogers Cablesystems, Ltd.,
   9.625% - 2002 .........................        325,000        331,500
                                                             -----------
                                                               1,470,761
MEDIA NON-CABLE - 1.1%
K-III Communications Corporation,
   10.25% - 2004 .........................        555,000        574,425
News America Holdings, Inc.,
   8.625% - 2003 .........................        375,000        391,406
USA Networks, 6.75% - 2005 ...............        325,000        327,844
                                                             -----------
                                                               1,293,675
NONCAPTIVE - CONSUMER - 1.7%
Countrywide Capital,
   8.00% - 2026* .........................        700,000        689,500
General Motors Acceptance
   Corporation, 5.80% - 2003 .............        650,000        654,982
Household Netherlands BV,
   6.20% - 2003 ..........................        650,000        654,062
                                                             -----------
                                                               1,998,544
NONCAPTIVE - DIVERSIFIED - 0.3%
CIT Group Holdings, Inc.,
   7.625% - 2005 .........................        350,000        371,000

OIL FIELD SERVICES - 1.2%
Duke Energy Field Services,
   7.50% - 2005 ..........................        700,000        726,250
Transocean Offshore, Inc.,
   8.00% - 2027 ..........................        700,000        724,500
                                                             -----------
                                                               1,450,750
INSURANCE PROPERTY & CASUALTY - 0.6%
General Electric Global Insurance,
   7.00% - 2026 ..........................        700,000        702,625

REAL ESTATE INVESTMENT TRUSTS - 0.6%
EOP Operating LP,
   7.375% - 2003 .........................        650,000        670,313

RETAILERS - 1.6%
Federated Department Stores,
   8.50% - 2003 ..........................        700,000        738,500
Tandy Corporation, 6.95% - 2007 ..........        750,000        762,188
Zale Corporation, 8.50% - 2007 ...........        375,000        352,500
                                                             -----------
                                                               1,853,188

                                               PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT          VALUE
-------------------------------------------------------------------------
SERVICES - 0.7%
ROCS Series FDX 1997-1 144A,
   7.00% - 2017 ..........................    $   907,991    $   839,853

SUPERMARKETS - 0.6%
Safeway, Inc., 6.50% - 2008 ..............        700,000        692,125

TECHNOLOGY - 1.4%
Electronic Data Systems,
   7.125% - 2009 .........................      1,000,000      1,020,000
Pitney Bowes, Inc. 5.875% - 2006 .........        650,000        646,750
                                                             -----------
                                                               1,666,750
TELECOMMUNICATIONS - 3.0%
AT&T Wireless Group,
   7.875% - 2011 .........................        650,000        651,625
GTE Corporation, 7.51% - 2009 ............      1,000,000      1,041,250
Mastec, Inc., 7.75% - 2008 ...............        200,000        168,000
SBC Communications,
   7.125% - 2026 .........................        600,000        594,129
Qwest Capital Funding,
   7.75% - 2006 ..........................        600,000        594,000
WorldCom, Inc., 7.75% - 2027 .............        500,000        498,750
                                                             -----------
                                                               3,547,754
TOBACCO - 0.3%
Dimon, Inc., 8.875% - 2006 ...............        400,000        385,000

WIRELESS - 0.6%
Vodafone Airtouch plc,
   7.625% - 2005 .........................        650,000        682,500
                                                             -----------
   Total corporate bonds - 35.1% ........................     41,770,778

MORTGAGE BACKED SECURITIES
--------------------------
U.S. GOVERNMENT AGENCIES - 30.8%
Federal Home Loan Bank,
   6.375% - 2006 .........................        900,000        930,420
Federal Home Loan Mortgage Corporation:
   FHR #188 H,
      7.00% - 2021 CMO ...................         16,106         16,301
   FHR #1311 J,
      7.50% - 2021 CMO ...................      1,898,687      1,911,427
   FHR #1930 AB,
      7.50% - 2023 CMO ...................         25,005         25,030
   FHLMC, 7.00% - 2003 ...................      2,000,000      2,077,500
   FHLMC, 6.25% - 2004 ...................      2,000,000      2,062,500
   FHLMC #1339 (Cl.C),
      8.00% - 2006 .......................        772,782        788,600
   FHLMC C01079, 7.50% - 2030 ............      1,340,414      1,368,415
   FHLMC C44050, 7.00% - 2030 ............      1,854,733      1,866,929
   FHLMC C01172, 6.50% - 2031 ............      1,997,963      1,970,199
   FHLMC C50964, 6.50% - 2031 ............      1,994,457      1,966,742
   FHLMC C50967, 6.50% - 2031 ............      1,994,889      1,966,112

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME) (CONTINUED)

MORTGAGE BACKED                                PRINCIPAL         MARKET
SECURITIES (CONTINUED)                          AMOUNT           VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - (CONTINUED)
Federal National Mortgage Association:
   FNCL #551262, 7.50% - 2030 ............    $    664,460    $    678,354
   FNCL #585438, 6.50% - 2031 ............       1,997,904       1,967,206
   FNR 1990-68 J, 6.95% - 2020 ...........          58,092          58,788
   FNR 1990-103 K, 7.50% - 2020 ..........          13,084          13,433
   FNMA, 6.625% - 2002 ..... .............       1,000,000       1,014,720
   FNMA, 6.50% - 2004 ....................       2,000,000       2,079,720
   FNMA, 7.125% - 2005 ...................       2,000,000       2,123,760
   FNMA, 6.00% - 2008 ....................         850,000         855,381
   FNMA, 7.25% - 2010 ....................       2,000,000       2,148,080
   FNMA, 7.50% - 2029 ....................       1,938,219       1,979,406
   FNMA, 7.125% - 2030 ...................       2,000,000       2,137,920
   FNMA #252874, 7.50% - 2029 ............         766,189         782,524
   FNMA #190307, 8.00% - 2030 ............       1,267,156       1,310,176
   FNMA #253356, 8.00% - 2030 ............       1,359,668       1,405,830
   FNMA #541735, 8.00% - 2030 ............       1,095,962       1,133,171
                                                              ------------
                                                                36,638,644
U.S. GOVERNMENT SECURITIES - 15.0%
Government National Mortgage Association:
   GNMA #39238, 9.50% - 2009 .............          80,775          88,108
   GNMA #301465, 9.00% - 2021 ............          45,261          48,986
   GNMA #305617, 9.00% - 2021 ............         119,574         129,415
   GNMA #313107, 7.00% - 2022 ............       1,000,298       1,017,603
   GNMA #352022, 7.00% - 2023 ............       1,025,637       1,035,893
   GNMA #369303, 7.00% - 2023 ............       1,040,261       1,057,758
   GNMA #780454, 7.00% - 2026 ............       1,610,227       1,624,316
   GNMA #462680, 7.00% - 2028 ............       1,778,696       1,796,608
   GNMA #482668, 7.00% - 2028 ............         838,776         847,222
   GNMA #494109, 7.50% - 2029 ............       1,929,621       1,981,547
   GNMA #510704, 7.50% - 2029 ............         928,105         953,080
   GNMA #518436, 7.25% - 2029 ............         840,413         856,684
   GNMA #781079, 7.50% - 2029 ............         803,024         825,718
   GNMA #479229, 8.00% - 2030 ............         717,277         743,673
   GNMA #479232, 8.00% - 2030 ............       1,279,781       1,326,877
   GNMA #508342, 8.00% - 2030 ............       1,556,723       1,614,010
   GNMA II #181907,
      9.50% - 2020 .......................         157,212         172,198
   GNMA II #2445, 8.00% - 2027 ...........         701,633         726,955
   GNMA II #2909, 8.00% - 2030 ...........         977,616       1,010,298
                                                              ------------
                                                                17,856,949
NON-AGENCY SECURITIES - 1.8%
Chase Commercial Mortgage
   Securities Corporation:
   1997-1B, 7.37% - 2007 CMO .............       1,500,000       1,559,658
   1998-1B, 6.56% - 2008 CMO .............         500,000         498,082
Global Rate Eligible Asset Trust,
   7.33% - 2006 ..........................         852,514         123,273
                                                              ------------
                                                                 2,181,013
                                                              ------------
   Total mortgage backed securities - 47.6% ..............      56,676,606

                                               PRINCIPAL         MARKET
U.S. GOVERNMENT SECURITIES                      AMOUNT           VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 14.8%
U.S. Treasury Bonds:
   6.25% - 2023 ..........................    $  2,500,000    $  2,602,000
   7.125% - 2023 .........................       2,000,000       2,292,740
   6.50% - 2026 ..........................       1,000,000       1,077,830
   5.25% - 2029 ..........................       1,000,000         915,430
   6.125% - 2029 .........................       2,500,000       2,592,750
   6.25% - 2030 ..........................       1,000,000       1,060,460
U.S. Treasury Notes:
   7.25% - 2004 ..........................       1,000,000       1,073,820
   5.75% - 2005 ..........................       1,000,000       1,030,000
   6.50% - 2005 ..........................       2,000,000       2,117,540
   6.25% - 2007 ..........................       1,750,000       1,845,270
   5.00% - 2011 ..........................       1,000,000         970,310
                                                              ------------
   Total U.S. government securities -14.8% ...............      17,578,150

REPURCHASE AGREEMENT - 1.1%
United Missouri Bank, 3.66%, 07-02-01
   (Collateralized by FHLMC, 08-07-01
   with a value of $1,324,000) ...........       1,292,000       1,292,000
                                                              ------------
   Total investments - 98.6% .............................     117,317,534
   Cash and other assets, less liabilities - 1.4% ........       1,693,552
                                                              ------------
   Total net assets - 100.0% .............................    $119,011,086
                                                              ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

 * Non-income producing security

(1) Trust preferred securities - securities issued by financial institutions to augment their tier 1 capital base. Issued on a subordinate basis relative to senior notes or debentures. Institututions may defer cash payments for up to 10 pay periods.

                        SEE ACCOMPANYING NOTES.

SERIES P (HIGH YIELD SERIES)
August 15, 2001



[PHOTO]
David Toussaint
Portfolio Manager

[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The high yield bond market in the six months ended June 30, 2001 was positive across all rating categories, with the best performance in the weakest quality issues which had been severely depressed last year. The High Yield Series of SBL Fund returned +2.78% in the first half, while the benchmark Lehman Brothers High Yield Index gained 3.93% over the period.(1)

PERFORMANCE SHARPLY DIVIDED IN VARIOUS MARKET SECTORS

Performance in the high yield markets was sharply divided, with telecommunications issues sustaining heavy losses and other sectors such as health care, cable, gaming, and energy gaining. Telecommunications bond prices were hurt particularly as defaults within the sector frightened investors, leading them to offer their bonds for sale in a market where there were few buyers. Issues in our portfolio which suffered along with the sector included Time Warner Telecom Inc., Global Crossing Holdings Ltd., Williams Communications Group, Inc., and McLeodUSA Incorporated. At the beginning of the year the portfolio was underweight in the telecommunications sector, but we selectively added some issues, primarily in the more stable wireless communications area, as the market weakened and buying opportunities arose.

The troubles in the Internet arena were widely publicized. The value of bonds issued by internet data host Exodus Communications, Inc. dropped rapidly as various "dot.com" companies failed. Exodus provides Internet infrastructure outsourcing services including Web hosting and professional assistance. Its services are delivered through a network of data centers in the U.S., Europe, and Asia. We continue to hold the bonds, and believe they will recover from current low price levels when the U.S. economy reaccelerates.

MANY HOLDINGS GAIN THIS YEAR AFTER SUFFERING LAST YEAR

Our Owens-Illinois, Inc. bonds gained over 25% in the first half of this year as bondholders were given priority over asbestos claimants. The bonds fell steeply last year based on concerns about the company's asbestos liability. Other issues were beaten down in 2000 because of worries about economic weakness. Auto parts manufacturer Columbus McKinnon Corporation and heavy machinery manufacturer Navistar International Corporation were in this group, gaining value this year as they recovered from their former economy-related difficulties.

One of the more stable sectors through the economic slowdown was the homebuilding industry. We hold an overweight position in the sector compared with the benchmark index, and have benefited as the issues added stability in a period of volatile markets. Our bonds are issued by such builders as D.R. Horton, Inc., Toll Corporation, and WCI Communities Inc. In a closely related area, our bonds issued by real estate leasing and management company CB Richard Ellis Services Inc. rose sharply in value when its management moved to buy the company and announced a tender for the bonds.

AN ECONOMIC RECOVERY MAY BECOME A REALITY
IN THE SECOND HALF

As the economy appears to be poised for recovery, we have moved our average credit quality down slightly. We invested in some single-B rated companies with which we can feel comfortable, more the "bricks-and-mortar" types of companies than telecommunications-related issues. Last year the BB sector outperformed as investor fears hurt lower-rated issues; we believe that this trend is reversing as signs of economic improvement begin to appear. Consumers should be encouraged by the series of interest

SERIES P (HIGH YIELD SERIES)
August 15, 2001



rate cuts put in place by the Federal Reserve Bank. Additionally, tax rebates and lower fuel prices are expected to bolster consumer confidence. Despite this optimism, we will remain cautious in managing the portfolio until convincing evidence appears that a recovery is indeed underway.

Sincerely,

David Toussaint
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in high yield securities may involve additional risks such as more credit risk than higher quality securities.


                                  PERFORMANCE
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                              1 Year      5 Years         Since
                                                        Inception
                                                        (8-5-96)
                Series P       3.21%       1.25%          5.67%

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES P (HIGH YIELD)

                                               PRINCIPAL
                                               AMOUNT OR
                                                NUMBER        MARKET
CORPORATE BONDS                                OF SHARES      VALUE
-----------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.3%
Burke Industries, Inc.,
   10.00% - 2007* ........................    $  200,000    $   10,000
Sequa Corporation:
   8.875% - 2008 .........................    $  500,000       495,000
   9.00% - 2009 ..........................    $  200,000       199,000
                                                            ----------
                                                               704,000
AUTOMOTIVE - 1.6%
Federal-Mogul Corporation:
   7.75% - 2006 ..........................    $  150,000        23,250
   7.50% - 2009 ..........................    $  225,000        32,625
Hayes Lemmerz International, Inc.,
   8.25% - 2008 ..........................    $  250,000       175,000
Lear Corporation, 7.96% - 2005 ...........    $  250,000       254,375
                                                            ----------
                                                               485,250
BANKING - 1.9%
BF SAUL REIT, 9.75% - 2008 ...............    $  350,000       339,938
FCB/NC Capital Trust I,
   8.05% - 2028 ..........................    $   75,000        62,719
Golden State Holdings, Inc.,
   7.125% - 2005 .........................    $  200,000       196,000
                                                            ----------
                                                               598,657
BEVERAGE - 0.7%
Canandaigua Brands, Inc.,
   8.625% - 2006 .........................    $  200,000       202,500

BROKERAGE - 0.3%
S I Financing Trust I,
   9.50% - 2026(1) .......................         3,500        88,550

BUILDING MATERIALS - 2.4%
American Plumbing &
   Mechanical, Inc.,
   11.625% - 2008 ........................    $  300,000       297,000
Knoll, Inc., 10.875% - 2006 ..............    $   63,000        63,000
Nortek, Inc., 8.875% - 2008 ..............    $  375,000       360,937
                                                            ----------
                                                               720,937
CAPITAL GOODS - OTHER - 0.2%
Iron Mountain, Inc.,
   10.125% - 2006 ........................    $   50,000        52,625

CHEMICALS - 2.2%
International Specialty Products, Inc.,
   9.00% - 2003 ..........................    $  690,000       664,125

                                              PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT          VALUE
-----------------------------------------------------------------------
CONSTRUCTION MACHINERY - 3.9%
AGCO Corporation,
   8.50% - 2006 ..........................    $  225,000    $  202,500
Columbus McKinnon Corporation,
   8.50% - 2008 ..........................       175,000       158,375
Navistar International,
   8.00% - 2008 ..........................       175,000       161,000
Titan Wheel International, Inc.,
   8.75% - 2007 ..........................       175,000        99,750
United Rentals, Inc.,
   9.50% - 2008 ..........................       625,000       593,750
                                                            ----------
                                                             1,215,375
CONSUMER CYCLICAL - OTHER - 0.0%
American Eco Corporation,
   9.625% - 2008* ........................       200,000         2,000

ELECTRIC - UTILITY - 6.2%
AES Corporation, 10.25% - 2006 ...........       350,000       359,625
Calpine Corporation,
   8.75% - 2007 ..........................       200,000       197,250
CMS Energy Corporation:
   6.75% - 2004 ..........................        25,000        24,313
   8.50% - 2011 ..........................       500,000       485,625
East Coast Power LLC:
   6.737% - 2008 .........................       130,845       130,845
   7.066% - 2012 .........................       150,000       147,187
PSEG Energy Holdings,
   8.625% - 2008 .........................       550,000       554,569
                                                            ----------
                                                             1,899,414
ENERGY - INDEPENDENT - 0.2%
Seagull Energy Corporation,
   8.625% - 2005 .........................        50,000        50,563

ENERGY - OTHER - 0.3%
P&L Coal Holdings Corporation,
   8.875% - 2008 .........................        92,000        96,140

ENVIRONMENTAL - 1.3%
Allied Waste North America, Inc.,
   10.00% - 2009 .........................       400,000       411,000

FINANCIAL COMPANIES - 2.8%
CB Richard Ellis Services, Inc.,
   8.875% - 2006 .........................       750,000       807,187
Dollar Financial Group, Inc.,
   10.875% - 2006 ........................        50,000        49,000
                                                            ----------
                                                               856,187

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)

                                               PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT         VALUE
-----------------------------------------------------------------------
GAMING - 4.6%
Circus Circus Enterprise,
   6.75% - 2003 ..........................    $  150,000    $  145,500
Isle of Capri Casinos, Inc.,
    8.75% - 2009 .........................       600,000       548,250
MGM Grand, Inc., 6.95% - 2005 ............       125,000       124,688
Mirage Resorts, Inc.,
   6.625% - 2005 .........................       150,000       148,125
Park Place Entertainment Corporation,
   7.875% - 2005 .........................       300,000       300,750
Pinnacle Entertainment, Inc.,
   9.50% - 2007 ..........................       150,000       138,000
                                                            ----------
                                                             1,405,313
HEALTH CARE - 1.8%
Multicare Companies, Inc.,
   9.00% - 2007* .........................       150,000         7,500
Packard BioScience Company,
   9.375% - 2007 .........................        75,000        72,750
Rural/Metro Corporation,
   7.875% - 2008 .........................       150,000        49,500
Tenet Healthcare Corporation,
   8.125% - 2008 .........................       425,000       436,156
                                                            ----------
                                                               565,906
HOME CONSTRUCTION - 7.1%
D.R. Horton, Inc.:
   8.375% - 2004 .........................       125,000       125,937
   8.375% - 2011 .........................       475,000       475,000
M.D.C. Holdings, Inc.,
   8.375% - 2008 .........................       113,000       113,000
Meritage Corporation,
   9.75% - 2011 ..........................       425,000       422,875
NVR, Inc., 8.00% - 2005 ..................       225,000       225,000
Oakwood Homes Corporation,
   8.125% - 2009 .........................       275,000       118,250
Standard Pacific Corporation,
   8.50% - 2009 ..........................       250,000       243,750
Toll Corporation, 7.75% - 2007 ...........       100,000        96,125
WCI Communities, Inc.,
   10.625% - 2011 ........................       350,000       364,000
                                                            ----------
                                                             2,183,937
INSURANCE - 0.6%
GENAMERICA Capital, Inc.,
   8.525% - 2027 .........................       175,000       177,844

LODGING - 3.4%
HMH Properties:
   7.875% - 2008 .........................       275,000       264,000
   8.45% - 2008 ..........................        50,000        48,625
MeriStar Hospitality Corporation,
   9.125% - 2011 .........................       250,000       251,875
Prime Hospitality Corporation,
   9.25% - 2006 ..........................       180,000       181,800
Vail Resorts, Inc., 8.75% - 2009 .........       300,000       291,000
                                                            ----------
                                                             1,037,300

                                               PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT         VALUE
-----------------------------------------------------------------------
MEDIA - CABLE - 9.5%
Adelphia Communications Corporation:
   9.50% - 2004 ..........................    $   21,694    $   20,880
   8.375% - 2008 .........................       300,000       274,500
Century Communications Corporation,
   9.50% - 2005 ..........................       250,000       246,875
Charter Communications Holdings:
   8.625% - 2009 .........................       400,000       380,000
   11.125% - 2011 ........................       300,000       316,500
CSC Holdings, Inc.,
   7.625% - 2011 .........................       400,000       381,500
Diamond Holdings,
   9.125% - 2008 .........................       325,000       204,750
Jones Intercable, Inc.,
   7.625% - 2008 .........................       200,000       208,750
Mediacom, LLC, 9.50% - 2013 ..............       400,000       384,000
Rogers Cablesystems,
   9.625% - 2002 .........................        50,000        51,000
Rogers Communications, Inc.,
   9.125% - 2006 .........................       450,000       450,000
                                                            ----------
                                                             2,918,755
MEDIA - NON-CABLE - 3.2%
Allbritton Communications
   Company, 9.75% - 2007 .................       100,000       102,750
Emmis Communications
   Corporation, 8.125% - 2009 ............       400,000       376,000
Hollinger International
   Publishing, 8.625% - 2005 .............       300,000       301,500
K-III Communications
   Corporation, 10.25% - 2004 ............        20,000        20,700
USA Networks, Inc.,
   6.75% - 2005 ..........................       175,000       176,531
                                                            ----------
                                                               977,481
METALS - 0.5%
AK Steel Corporation,
   7.875% - 2009 .........................       150,000       146,250
Bulong Operations,
   12.50% - 2008* ........................       175,000         3,500
Wheeling-Pittsburgh Corporation,
   9.25% - 2007* .........................       100,000         2,875
                                                            ----------
                                                               152,625
OIL FIELD SERVICES - 0.8%
Pioneer Natural Resources
   Company, 6.50% - 2008 .................       250,000       234,063

PACKAGING - 1.0% Owens-Illinois, Inc.,
   7.85% - 2004 ..........................       400,000       320,000

PAPER - 0.9%
Domtar, Inc., 8.75% - 2006 ...............       250,000       266,562

PHARMACEUTICALS - 1.3%
AdvancePCS, 8.50% - 2008 .................       400,000       408,000

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)

                                               PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT          VALUE
-------------------------------------------------------------------------
REFINING - 0.3%
Crown Central Petroleum Corporation,
   10.875% - 2005 ........................    $   125,000    $    97,500

RETAILERS - 1.0%
Ames Department Stores, Inc.,
   10.00% - 2006 .........................        300,000         64,500
Zale Corporation, 8.50% - 2007 ...........        250,000        235,000
                                                             -----------
                                                                 299,500
SERVICES - 0.8%
Loewen Group, Inc. - Pats,
   6.70% - 2049* .........................         75,000         36,750
Protection One Alarm,
   7.375% - 2005 .........................        250,000        190,000
                                                             -----------
                                                                 226,750
TECHNOLOGY - 3.6%
Flextronics International, Ltd.,
   9.875% - 2010 .........................        625,000        621,875
Unisys Corporation,
   8.125% - 2006 .........................        500,000        486,250
                                                             -----------
                                                               1,108,125
TELECOMMUNICATIONS - 16.6%
American Cellular Corporation,
   9.50% - 2009 ..........................        450,000        423,000
American Tower Corporation,
   9.375% - 2009 .........................        625,000        582,813
Call-Net Enterprises, Inc.,
   9.375% - 2009 .........................        150,000         48,000
Crown Castle International
   Corporation, 9.375% - 2011 ............        625,000        564,062
Exodus Communications, Inc.,
   11.625% - 2010 ........................        700,000        241,500
Global Crossing Holdings, Ltd.,
   9.625% - 2008 .........................        725,000        572,750
Intermedia Communications, Inc.,
   12.50% - 2006 .........................        207,000        207,000
MasTec, Inc., 7.75% - 2008 ...............        425,000        357,000
McLeodUSA, Inc., 8.375% - 2008 ...........        325,000        175,500
MJD Communications, Inc.,
   9.50% - 2008 ..........................        175,000        140,000
NEXTEL Communications:
   9.95% - 2008 ..........................        600,000        375,000
   9.375% - 2009 .........................        400,000        317,000
RCN Corporation, 10.00% - 2007 ...........        275,000        115,500
Time Warner Telecom, Inc.,
   10.125% - 2011 ........................        400,000        360,000
Tritel PCS, Inc., 10.375% - 2011 .........        425,000        388,875
Williams Communications Group,
   10.875% - 2010 ........................        550,000        228,250
                                                             -----------
                                                               5,096,250

                                               PRINCIPAL
                                               AMOUNT OR
                                                NUMBER          MARKET
CORPORATE BONDS (CONTINUED)                    OF SHARES        VALUE
-------------------------------------------------------------------------
TEXTILES - 0.5%
WestPoint Stevens, Inc.,
   7.875% - 2008 .........................    $   425,000    $   159,375

TOBACCO - 0.1%
DIMON, Inc., 8.875% - 2006 ...............    $    25,000         24,063

TRANSPORTATION - OTHER - 2.9%
Allied Holdings, Inc.,
   8.625% - 2007 .........................    $   655,000        440,488
Pegasus Aviation Lease Securitization,
   8.42% - 2030 ..........................    $   489,231        379,691
Teekay Shipping Corporation,
   8.32% - 2008 ..........................    $    65,000         65,975
                                                             -----------
                                                                 886,154
                                                             -----------
   Total corporate bonds - 86.8% ........................     26,592,826

PREFERRED STOCKS
----------------
BANKS AND CREDIT - 0.1%
California Federal Bank, 9.125%* .........          1,000         25,280

BROADCAST MEDIA - 1.4%
CSC Holdings, Inc., 11.125%* .............          1,083        115,610
Primedia, Inc., 10.00%* ..................          4,000        328,000
                                                             -----------
                                                                 443,610
                                                             -----------
   Total preferred stocks - 1.5% ........................        468,890

COMMON STOCKS
-------------
MOVIES & ENTERTAINMENT - 0.1%
Viacom, Inc. (Cl. B)* ....................            592         30,636

PUBLISHING & PRINTING - 0.0%
Golden Books Family
   Entertainment Inc.* ...................          1,416             17

UNIT INVESTMENT TRUSTS - 0.9%
Nasdaq-100 Shares* .......................          1,500         68,940
Standard & Poor's
   Depositary Receipts ...................          1,750        215,723
                                                             -----------
                                                                 284,663
                                                             -----------
   Total common stocks - 1.0% ...........................        315,316

REPURCHASE AGREEMENT - 6.8%
---------------------------
United Missouri Bank, 3.66% - 07-02-01
   (Collateralized by FHLMC,
   08-07-01with a value
   of $2,137,000) ........................    $ 2,086,000      2,086,000
                                                             -----------
   Total investments - 96.1% ............................     29,463,032
   Cash and other assets, less liabilities - 3.9% .......      1,201,660
                                                             -----------
   Total net assets - 100.0% ............................    $30,664,692
                                                             ===========

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

 * Non-income producing security

(1) Trust preferred securities - securities issued by financial instititutions to augment their Tier 1 capital base. Issued on a subordinate basis relative to senior notes or debentures. Institutions may defer cash payments for up to 10 pay periods.

                        SEE ACCOMPANYING NOTES.

SERIES O (EQUITY INCOME SERIES)
August 15, 2001



[PHOTO]
Brian C. Rogers
Portfolio Manager

         T. ROWE PRICE [LOGO]
INVEST WITH CONFIDENCE

SUBADVISOR, T. ROWE PRICE ASSOCIATES, INC.

TO OUR CONTRACTHOLDERS:

The equity markets declined in the first half of 2001 due to concerns about the state of the economy and widespread weakness in corporate earnings. The year began with a sharp sell-off during the first quarter, but a second-quarter rebound reduced the magnitude of the market's loss for the six-month period ended June 30, 2001. The Equity Income Series of SBL Fund fared well through the turmoil, returning +2.65% over the period, while the benchmark S&P 500 Stock Index returned -6.69%.(1)

"TIPTOEING THROUGH A MINEFIELD"

For much of the year, investing in the equity markets has been like tiptoeing through a minefield. Investors have been moving slowly, cognizant of the risks, trying to avoid shrapnel from nearby explosions, many of which resulted from unrealistically high investor expectations and declining corporate profitability caused by a slowing economy. The result has been significant corrections in many sectors and in many specific companies.

While we have had our share of disappointments, we were able to navigate around much of the carnage. In fact, we were pleased by the resiliency of a number of our holdings, including Bank of America Corporation, American General Corporation, Microsoft Corporation, Fortune Brands, Inc., Toys 'R' Us, Inc., and H&R Block, Inc., all of which were prominent on a long list of positive contributors to fund performance. On the negative side of the ledger, Honeywell International Inc. and Rockwell International Corporation turned in disappointing results.

TAKING ADVANTAGE OF OPPORTUNITIES

We made a number of sizable purchases in the first half of the year. As always, we seek to invest in companies when they are out of favor and appear to offer an attractive combination of good upside potential and limited downside risk. Schering-Plough Corporation, McDonald's Corporation, Bristol-Myers Squibb Company, Texas Instruments Incorporated, and Corning Incorporated were all companies trading anywhere from 25% to 75% below their twelve-month highs and, in our opinion, provided attractive investment opportunities. Accordingly, we either initiated positions in them or enhanced our existing holdings.

Our transactions in General Electric Company and Honeywell International Inc. deserve special commentary. Most of our buying in Honeywell occurred in late June when the company's proposed acquisition by General Electric was coming unglued due to concerns raised by European regulators. After Honeywell's stock declined to a level we considered unrealistically low, we believed it represented a favorable combination of strong upside potential and little downside risk. Regarding General Electric, we normally do not buy and sell a security in such a short period. However, the stock sold off sharply in the first three months of the year, at which point we initiated a position in it. Subsequently, GE appreciated fairly quickly, and we decided to eliminate it from the portfolio. We normally have relatively low portfolio turnover, but from time to time we take advantage of short-term moves in order to lock in gains for investors.

SERIES O (EQUITY INCOME SERIES)
August 15, 2001



HELP FROM INTEREST RATE CUTS AND TAX CUTS

The market pullback eliminated many of the valuation excesses of several years earlier. This corrective environment extended into the first half of 2001 as investors continued to focus on the widespread number of earnings disappointments that were evident in virtually all market sectors.

While the economic and earnings news has been sluggish, the Federal Reserve Bank's aggressive program of cutting short term interest rates, combined with an expected boost from the administration's tax cut, augur well for improved economic and earnings performance toward the end of the year or early 2002. While a rebound is difficult to forecast with a high degree of certainty, we believe the backdrop for stocks will improve over the intermediate term. In our view, there are many appealing opportunities for investors with a reasonable time horizon, and we will continue to seek them out in the months ahead.

Sincerely,

Brian C. Rogers
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                           % of
                                                         Net Assets
                Exxon Mobil Corporation                     2.5%
                Mellon Financial Corporation                2.3%
                BP Amoco plc ADR                            1.8%
                Lockheed Martin Corporation                 1.7%
                Union Pacific Corporation                   1.7%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                                           Since
                             1 Year       5 Years        Inception
                                                          (6-1-95)
                Series O     19.31%        13.21%          12.98%

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES O (EQUITY INCOME)

                                                  NUMBER        MARKET
COMMON STOCKS                                    OF SHARES      VALUE
-------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.1%
Honeywell International, Inc. ............         72,500    $ 2,536,775
Lockheed Martin Corporation ..............         87,200      3,230,760
                                                             -----------
                                                               5,767,535
AUTO PARTS & EQUIPMENT - 0.3%
Dana Corporation .........................         11,700        273,078
TRW, Inc. ................................          8,900        364,900
                                                             -----------
                                                                 637,978
AUTOMOBILE MANUFACTURERS - 0.5%
Ford Motor Company .......................         38,100        935,355

BANKS - 8.2%
Bank of America Corporation ..............         27,500      1,650,825
Bank One Corporation .....................         64,567      2,311,499
FleetBoston Financial Corporation ........         74,220      2,927,979
Mellon Financial Corporation .............         94,000      4,324,000
Mercantile Bankshares
   Corporation ...........................         28,600      1,119,118
National City Corporation ................         33,400      1,028,052
U.S. Bancorp .............................         23,600        537,844
Wells Fargo Company ......................         30,800      1,430,044
                                                             -----------
                                                              15,329,361
BUILDING PRODUCTS - 0.0%
Armstrong Holdings, Inc. .................         16,700         59,285

COMMERCIAL PRINTING - 0.7%
R. R. Donnelley & Sons Company ...........         43,600      1,294,920

COMPUTER HARDWARE - 1.1%
Compaq Computer Corporation ..............         45,300        701,697
Hewlett-Packard Company ..................         44,700      1,278,420
                                                             -----------
                                                               1,980,117
DEPARTMENT STORES - 1.2%
J. C. Penny Company, Inc. ................         29,700        782,892
May Department Stores Company ............         43,450      1,488,597
                                                             -----------
                                                               2,271,489
DISTILLER & VINTNERS - 0.9%
Brown-Forman
   Corporation (CL.B) ....................         25,700      1,643,258

DIVERSIFIED CHEMICALS - 2.4%
Dow Chemical Company .....................         38,100      1,266,825
E. I. du Pont de Nemours
   & Company .............................         53,000      2,556,720
Hercules, Inc. ...........................         66,400        750,320
                                                             -----------
                                                               4,573,865
DIVERSIFIED COMMERCIAL SERVICES - 1.0%
H & R Block, Inc. ........................         19,700      1,271,635
Dun & Bradstreet Corporation* ............         24,400        688,080
                                                             -----------
                                                               1,959,715

                                                  NUMBER        MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES      VALUE
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.5%
Citigroup, Inc. ..........................         46,333    $ 2,448,236
Fannie Mae ...............................         29,800      2,537,470
J. P. Morgan Chase & Company .............         47,930      2,137,678
Moody's Corporation ......................         36,600      1,226,100
                                                             -----------
                                                               8,349,484
DIVERSIFIED METALS & MINING - 0.4%
Phelps Dodge Corporation .................         17,300        717,950

ELECTRIC UTILITIES - 2.9%
Duke Energy Corporation ..................         20,600        803,606
Exelon Corporation .......................         26,537      1,701,552
FirstEnergy Corporation ..................         42,857      1,378,281
Mirant Corporation* ......................          2,723         93,671
Niagra Mohawk Holdings, Inc.* ............         43,800        774,822
Southern Company .........................         35,300        820,725
                                                             -----------
                                                               5,572,657
ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
Cooper Industries, Inc. ..................         17,788        704,227
Hubbell, Inc. (CL.B) .....................         43,600      1,264,400
Rockwell International
   Corporation ...........................         47,000      1,791,640
                                                             -----------
                                                               3,760,267
ENVIRONMENTAL SERVICES - 1.4%
Waste Management, Inc. ...................         83,322      2,567,984

FOOD RETAIL - 0.2%
Albertson's, Inc. ........................         12,800        383,872

HEALTH CARE EQUIPMENT - 0.7%
Becton, Dickinson & Company ..............         36,100      1,292,019

HOTELS - 1.7%
Hilton Hotels Corporation ................        100,200      1,162,320
Starwood Hotels & Resorts
   Worldwide, Inc. .......................         56,449      2,104,419
                                                             -----------
                                                               3,266,739
HOUSEHOLD APPLIANCES - 1.1%
Black & Decker Corporation ...............         16,700        658,982
Stanley Works ............................         34,500      1,444,515
                                                             -----------
                                                               2,103,497
HOUSEHOLD PRODUCTS - 2.1%
Clorox Company ...........................         37,400      1,269,730
Kimberly-Clark Corporation ...............         17,900      1,000,610
Procter & Gamble Company .................         26,700      1,703,460
                                                             -----------
                                                               3,973,800
HOUSEWARES & SPECIALTIES - 1.2%
Fortune Brands, Inc. .....................         47,300      1,814,428
Newell Rubbermaid, Inc. ..................         13,600        341,360
                                                             -----------
                                                               2,155,788
INDUSTRIAL CONGLOMERATES - 1.3%
Minnesota Mining &
   Manufacturing Company .................         20,600      2,350,460

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES O (EQUITY INCOME) (CONTINUED)

                                                    NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES     VALUE
-------------------------------------------------------------------------
INDUSTRIAL MACHINERY - 1.5%
Eaton Corporation ........................          14,700    $ 1,030,470
Pall Corporation .........................          76,300      1,795,339
                                                              -----------
                                                                2,825,809
INSURANCE BROKERS - 0.6%
Aon Corporation ..........................          29,400      1,029,000
INTEGRATED OIL & GAS - 8.3%
Amerada Hess Corporation .................          21,800      1,761,440
Chevron Corporation ......................          30,100      2,724,050
Exxon Mobil Corporation ..................          54,184      4,732,972
Royal Dutch Petroleum
   Company NY ............................          38,500      2,243,395
Texaco, Inc. .............................          45,800      3,050,280
USX-Marathon Group .......................          33,400        985,634
                                                              -----------
                                                               15,497,771
INTEGRATED TELECOMMUNICATION SERVICES - 6.7%
Alltel Corporation .......................          38,400      2,352,384
AT&T Corporation .........................          68,350      1,503,700
BellSouth Corporation ....................          43,500      1,751,745
SBC Communications .......................          62,152      2,489,809
Sprint Corporation (FON Group) ...........          59,500      1,270,920
Verizon Communications, Inc. .............          57,536      3,078,176
                                                              -----------
                                                               12,446,734
IT CONSULTING & SERVICES - 0.3%
Unisys Corporation* ......................          31,400        461,894

LEISURE PRODUCTS - 0.7%
Hasbro, Inc. .............................          90,800      1,312,060

LIFE & HEALTH INSURANCE - 3.6%
American General Corporation .............          60,600      2,814,870
Lincoln National Corporation .............          28,300      1,464,525
UnumProvident Corporation ................          73,700      2,367,244
                                                              -----------
                                                                6,646,639
MOVIES & ENTERTAINMENT - 1.0%
Walt Disney Company ......................          65,300      1,886,517

OFFICE ELECTRONICS - 0.3%
Xerox Corporation ........................          49,500        473,715

OIL & GAS EQUIPMENT & SERVICES - 0.4%
Baker Hughes, Inc. .......................          19,600        656,600

OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Unocal Corporation .......................          56,800      1,939,720

PACKAGED FOODS - 4.4%
Campbell Soup Company ....................          44,100      1,135,575
General Mills, Inc. ......................          41,700      1,825,626
Heinz (H.J.) Company .....................          31,650      1,294,169
Hershey Foods Corporation ................          37,200      2,295,612
Kellogg Company ..........................          20,400        591,600
McCormick & Company, Inc. ................          27,100      1,138,742
                                                              -----------
                                                                8,281,324

                                                    NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES     VALUE
-------------------------------------------------------------------------
PAPER PRODUCTS - 1.5%
International Paper Company ..............          65,520    $ 2,339,064
Mead Corporation .........................          18,300        496,662
                                                              -----------
                                                                2,835,726
PERSONAL PRODUCTS - 0.9%
Gillette Company .........................          63,400      1,837,966

PHARMACEUTICALS - 4.6%
Abbott Laboratories ......................          35,400      1,699,554
American Home Products
   Corporation ...........................          53,900      3,149,916
Bristol-Myers Squibb Company .............          31,700      1,657,910
Pharmacia Corporation ....................          12,173        559,349
Schering-Plough Corporation ..............          41,400      1,500,336
                                                              -----------
                                                                8,567,065
PHOTOGRAPHIC PRODUCTS - 1.0%
Eastman Kodak Company ....................          41,800      1,951,224

PROPERTY & CASUALTY INSURANCE - 2.4%
Chubb Corporation ........................          28,700      2,222,241
Safeco Corporation .......................          41,700      1,230,150
St. Paul Companies, Inc. .................          19,004        963,313
                                                              -----------
                                                                4,415,704
PUBLISHING & PRINTING - 2.0%
Dow Jones & Company ......................          21,200      1,265,852
Knight-Ridder, Inc. ......................          35,100      2,081,430
Reader's Digest Association, Inc. ........          13,700        393,875
                                                              -----------
                                                                3,741,157
RAILROADS - 2.5%
Norfolk Southern Corporation .............          70,800      1,465,560
Union Pacific Corporation ................          57,700      3,168,307
                                                              -----------
                                                                4,633,867
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc. ...............          52,436      1,571,507

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Rouse Company ............................          42,000      1,203,300

RESTAURANTS - 0.9%
McDonald's Corporation ...................          59,800      1,618,188

SEMICONDUCTOR EQUIPMENT - 0.0%
Axcelis Technologies, Inc.* ..............           3,131         46,339

SEMICONDUCTORS - 1.6%
Agere Systems, Inc.* .....................         113,300        849,750
Intel Corporation ........................          25,100        734,175
Texas Instruments, Inc. ..................          42,700      1,402,695
                                                              -----------
                                                                2,986,620
SPECIALTY CHEMICALS - 1.4%
Great Lakes Chemical Company .............          39,000      1,203,150
International Flavors &
   Fragrances, Inc. ......................          54,600      1,372,098
                                                              -----------
                                                                2,575,248

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES O (EQUITY INCOME) (CONTINUED)

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                   NUMBER          MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES        VALUE
----------------------------------------------------------------------------
SPECIALTY STORES - 1.2%
Toys 'R' Us, Inc.* .......................          90,800     $  2,247,300

SYSTEMS SOFTWARE - 1.0%
BMC Software, Inc.* ......................           2,400           54,096
Microsoft Corporation* ...................          23,700        1,730,100
                                                               ------------
                                                                  1,784,196

TELECOMMUNICATIONS EQUIPMENT - 1.1%
Corning, Inc. ............................          32,300          539,733
Lucent Technologies, Inc. ................          37,700          243,919
Motorola, Inc. ...........................          79,600        1,318,176
                                                               ------------
                                                                  2,101,828

TOBACCO - 1.8%
Phillip Morris Companies, Inc. ...........          31,400        1,538,600
UST, Inc. ................................          66,200        1,910,532
                                                               ------------
                                                                  3,449,132

TRADING COMPANIES & DISTRIBUTORS - 0.9%
Genuine Parts Company ....................          53,900        1,697,850
                                                               ------------
   Total common stocks - 93.9% ...........................      175,669,395

FOREIGN STOCKS
--------------
UNITED KINGDOM - 1.8%
BP plc ADR ...............................          69,184        3,448,822

TEMPORARY CASH INVESTMENTS
--------------------------
T. Rowe Price Reserve
   Investment Fund .......................    $  7,985,752        7,985,752
State Street GA Fund .....................    $    335,920          335,920
                                                               ------------
   Total temporary cash investments - 4.4% ..............         8,321,672
                                                               ------------
   Total investments - 100.1% ...........................       187,439,889
   Liabilities, less cash and other assets - (0.1)% .....          (282,293)
                                                               ------------
   Total net assets - 100.0% ............................      $187,157,596
                                                               ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and finanical statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

SERIES C (MONEY MARKET SERIES)
August 15, 2001



[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The first six months of 2001 again favored fixed income investors as the Federal Reserve Bank's policy-making Open Market Committee cut its target interest rates five times over the period. The Money Market Series of SBL Fund returned +2.39% over the period, compared with its Lipper peer group average of +2.36%.(1)

MONEY MARKET FUNDS PLAY AN IMPORTANT ROLE
IN PORTFOLIO DIVERSIFICATION

As equity markets continued their slide, fixed income instruments generally moved upward. But volatility continued to be strong in both segments of the financial markets, and money market funds provided a measure of stability in investors' portfolios as uncertainty about the direction of the economy continued.

Along with the succession of interest rate cuts put in place by the Federal Reserve, interest rates declined on money market instruments such as short-term Treasury securities and commercial paper. For this reason we elected early in the year to extend the average maturity of the portfolio assets in order to keep higher-yielding issues in the portfolio for longer periods of time. At the end of 2000 the average maturity was nineteen days; at the end of June it stood at 47 days.

CHARACTERISTICS OF PORTFOLIO ASSETS

While we lengthened maturities in the portfolio, we maintained our emphasis on high quality investments. The largest category of portfolio assets, at just over 50%, is Federal agency securities. The next largest is commercial paper, at about 26% of assets. We continue our practice of purchasing commercial paper which is rated in the top tier of rating categories by the major rating agencies. The remainder of the assets is spread among SBA issues, funding agreements, and government securities.

Our allocation to Federal agency issues rose in the first half of the year as commercial paper issuance dwindled. Corporations elected to take advantage of the decline in long-term interest rates by moving from short-term debt financing to more permanent long-term bonds while they had the opportunity to do so at attractive interest rate levels. The agency issues we hold are primarily those of mortgage financing agencies Freddie Mac, Fannie Mae, and the Federal Home Loan Bank.


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                1 Year       5 Years     10 Years
                Series C         5.54%        5.18%        4.59%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


THE DIRECTION OF INTEREST RATES
IN THE SECOND HALF IS UNCERTAIN

We expect the Federal Reserve to continue its interest rate cuts for a few more months. At some point in the not-too-distant future, however, we believe the U.S. economy will stage a recovery and interest rates will once again begin a slow move upward. When we see signs that this is happening, we will adjust the maturity structure of the portfolios accordingly in order to take advantage of the higher rates.

Sincerely,

Fixed Income Team

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

An investment in Series C is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and does not attempt to maintain a stable net asset value at $1.00 per share.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES C (MONEY MARKET)

                                                PRINCIPAL        MARKET
COMMERCIAL PAPER                                 AMOUNT          VALUE
--------------------------------------------------------------------------
BEVERAGES - 3.1%
Coca-Cola Company:
   4.50%, 07-12-01 .......................     $ 1,600,000    $ 1,598,304
   3.82%, 09-14-01 .......................       1,900,000      1,885,541
                                                              -----------
                                                                3,483,845
BUSINESS SERVICES - 1.6%
General Electric Capital Corporation,
   3.57%, 09-17-01 .......................       1,800,000      1,785,744

CHEMICALS BASIC - 2.1%
E. I. du Pont de Nemours & Company, Inc.:
   3.88%, 07-13-01 .......................       1,400,000      1,398,376
   3.92%, 07-13-01 .......................       1,000,000        998,840
                                                              -----------
                                                                2,397,216
ENTERTAINMENT - 2.7%
Walt Disney Company:
   3.72%, 08-17-01 .......................       1,800,000      1,791,432
   3.71%, 09-06-01 .......................       1,200,000      1,191,852
                                                              -----------
                                                                2,983,284
INDUSTRIAL SERVICES - 2.7%
PPG Industries, Inc.,
   3.70%, 07-25-01 .......................       3,000,000      2,992,600

INSURANCE -2.2%
AIG Funding, Inc.,
   3.85%, 07-18-01 .......................       2,500,000      2,495,455

PUBLISHING - 2.4%
McGraw-Hill Companies, Inc.:
   4.62%, 07-30-01 .......................       1,000,000        997,070
   4.54%, 08-21-01 .......................       1,700,000      1,691,211
                                                              -----------
                                                                2,688,281
RETAIL - DEPARTMENT STORES - 3.0%
May Department Stores:
   3.90%, 07-06-01 .......................       1,600,000      1,599,133
   3.60%, 07-30-01 .......................       1,700,000      1,695,070
                                                              -----------
                                                                3,294,203
TELECOMMUNICATIONS - 2.9%
Verizon Network Funding Corporation:
   4.22%, 07-03-01 .......................       1,100,000      1,099,879
   3.95%, 07-09-01 .......................         700,000        699,386
   3.92%, 07-10-01 .......................         700,000        699,314
   3.65%, 08-20-01 .......................         700,000        696,451
                                                              -----------
                                                                3,195,030
TOBACCO - 2.9%
Phillip Morris Company, Inc.:
   3.68%, 08-16-01 .......................       2,400,000      2,388,715
   3.54%, 09-04-01 .......................         900,000        894,078
                                                              -----------
                                                                3,282,793
                                                              -----------
   Total commercial paper - 25.6% ........................     28,598,451

                                                PRINCIPAL        MARKET
U.S. GOVERNMENT & AGENCIES                       AMOUNT          VALUE
--------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 1.8%
   4.55%, 07-16-01 .......................     $ 2,000,000    $ 1,997,500

FEDERAL HOME LOAN BANK - 7.3%
   3.73%, 08-15-01 .......................       3,800,000      3,781,000
   3.83%, 08-22-01 .......................       1,700,000      1,691,500
   3.63%, 09-14-01 .......................       2,700,000      2,679,750
                                                              -----------
                                                                8,152,250
FEDERAL HOME LOAN MORTGAGE COMPANY - 18.0%
   4.59%, 07-05-01 .......................       3,100,000      3,100,000
   3.76%, 07-31-01 .......................       2,400,000      2,392,471
   3.77%, 07-31-01 .......................       2,200,000      2,193,098
   3.85%, 08-09-01 .......................       3,600,000      3,586,500
   3.62%, 08-14-01 .......................       3,300,000      3,285,399
   3.64%, 09-13-01 .......................       2,700,000      2,679,750
   3.54%, 09-20-01 .......................       1,800,000      1,784,250
   3.95%, 04-25-02 .......................       1,100,000      1,065,625
                                                              -----------
                                                               20,087,093
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.5%
   4.61%, 07-05-01 .......................       3,500,000      3,500,000
   4.13%, 07-19-01 .......................       1,600,000      1,598,000
   4.63%, 07-20-01 .......................       3,000,000      2,996,250
   3.82%, 07-27-01 .......................         700,000        698,069
   3.74%, 08-30-01 .......................       2,200,000      2,186,250
   3.89%, 09-07-01 .......................       4,400,000      4,372,500
   3.81%, 09-18-01 .......................       2,700,000      2,679,750
   3.53%, 11-05-01 .......................       3,000,000      2,962,500
   3.60%, 12-27-01 .......................       1,296,000      1,273,320
   3.90%, 04-05-02 .......................       3,000,000      2,913,750
                                                              -----------
                                                               25,180,389
SMALL BUSINESS ASSOCIATION POOLS - 6.1%
   #502163, 4.75%, 12-25-12(1) ...........         626,665        626,665
   #502353, 4.50%, 09-25-18(1) ...........          83,880         83,880
   #502406, 4.50%, 03-25-06(1) ...........         232,857        232,857
   #503176, 4.375%, 10-25-20(1) ..........         246,649        247,882
   #503303, 4.25%, 04-25-21(1) ...........         625,893        611,666
   #503308, 4.25%, 04-25-21(1) ...........         584,526        584,526
   #503283, 4.25%, 03-25-21(1) ...........         429,530        427,722
   #503295, 4.25%, 04-25-21(1) ...........         414,685        405,260
   #503343, 4.375%, 05-25-01(1) ..........         809,441        809,441
   #503347, 4.375%, 05-25-21(1) ..........       1,909,040      1,909,040
   #503459, 4.25%, 03-25-21(1) ...........         872,070        868,799
                                                              -----------
                                                                6,807,738
STUDENT LOAN MORTGAGE ASSOCIATION - 9.5%
   4.46%, 07-25-04(1) ....................         478,377        478,722
   3.99%, 10-25-05(1) ....................       2,410,340      2,399,041
   4.46%, 10-28-06(1) ....................       1,806,446      1,808,614
   4.16%, 01-25-07(1) ....................       2,467,262      2,462,250
   4.46%, 04-25-08(1) ....................       1,003,948      1,005,183
   4.46%, 07-25-08(1) ....................       2,408,199      2,410,872
                                                              -----------
                                                               10,564,682
                                                              -----------
   Total U.S. government & agencies - 65.2% ..............     72,789,652

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES C (MONEY MARKET) (CONTINUED)

                                               PRINCIPAL         MARKET
MISCELLANEOUS ASSETS                            AMOUNT           VALUE
--------------------------------------------------------------------------
FUNDING AGREEMENTS - 8.0%
Security Life of Denver Insurance
   Company, 4.09%, 10-31-01(1) ...........    $  3,000,000    $  3,000,000
Travelers Insurance Company,
   4.08%, 08-21-01(1) ....................       3,000,000       3,000,000
United of Omaha Life Insurance
   Company, 4.16%, 01-21-02(1) ...........       3,000,000       3,000,000
                                                              ------------
                                                                 9,000,000
REPURCHASE AGREEMENT - 0.9%
United Missouri Bank, 3.66% - 07-02-01
   (Collateralized by FHLB, 07-18-01,
   with a value of $1,081,000) ...........       1,057,000       1,057,000
                                                              ------------
   Total miscellaneous assets - 8.9% .....................      10,057,000
                                                              ------------
   Total investments - 99.7% .............................     111,445,102
   Cash and other assets, less liabilities - 0.3% ........         248,134
                                                              ------------
   Total net assets - 100.0% .............................    $111,693,236
                                                              ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at June 30, 2001

                        SEE ACCOMPANYING NOTES.

SERIES B (LARGE CAP VALUE SERIES)
August 15, 2001



[LOGO] DREYFUS
A MELLON FINANCIAL COMPANY

SUBADVISOR, THE DREYFUS CORPORATION

TO OUR CONTRACTHOLDERS:

The Large Cap Value Series of SBL Fund declined 3.01% in the six month period ended June 30, 2001.(1) The benchmark Russell 1000 Value Index fell 1.26% over the same period. The broader S&P 500 Stock Index, which contains both growth and value stocks, was down 6.69%.

THE DREYFUS CORPORATION ASSUMES RESPONSIBILITIES
AS SUBADVISOR

The Dreyfus Corporation was selected as subadvisor for the Large Cap Value Series and began portfolio management responsibilities in January of this year. Dreyfus is managing the Fund in a disciplined value stock investment style, favoring stocks that are inexpensively valued on generally lower expectations for growth at the time of purchase. The stocks chosen for the portfolio are those which, in the management team's opinion, will exceed consensus expectations for growth and should, therefore, rise significantly in value. Dreyfus believes the value style of investing tends to be a lower-risk, more consistent style of equity investing.

The Dreyfus value equity team constructs portfolios of securities that in their view attempt to maximize return while minimizing risk. The result is a relatively "blue chip" portfolio of value stocks, which generally will have a higher dividend yield than that of the broad stock market.

STOCK PERFORMANCE WAS MIXED
IN THE FIRST HALF OF THE YEAR

During the first half of this year, sector allocation was a positive contributor to the portfolio's return. The best performing sectors in the portfolio relative to the corresponding sectors in the benchmark index included technology, with International Business Machines Corporation (IBM) and Adobe Systems Incorporated leading performance, and utilities, where El Paso Electric Company and TXU Corporation (Texas Utilities) did well. Within the consumer staples sector Philip Morris Companies Inc. and medical products distributor Henry Schein, Inc. provided positive returns. In the basic materials group aluminum producer Alcoa Inc. and agricultural products maker Monsanto Company also performed well.

On the negative side of the performance coin, Wells Fargo & Company, a diversified financial services company, lost nearly 16% over the six months as interest rate spreads narrowed and fee-based income declined. Athletic goods manufacturer Nike, Inc. fell 24% with most of the loss coming the day the company announced that its third quarter profit would be less than forecast. Nike said flawed software caused the company to miss deliveries and resulted in declining sales. In the capital goods sector Honeywell International Inc. declined nearly 26% as its proposed merger with General Electric Company was vetoed by the European community's antitrust regulators.

THE OUTLOOK FOR LARGE CAP VALUE STOCKS

Stock market investor preference for smaller companies during the six months just completed penalized the returns of the Large Cap Value Series, since its investment strategy is biased in favor of larger capitalization stocks by design. We believe that, given the likelihood of an uneven economic recovery, investors may prefer larger capitalization securities during the upcoming investment periods. Uncertain market and economic environments often cause a "flight to quality." Further, larger cap stocks have been out of favor for most of the past twelve months, depressing the relative valuations of these stocks. Large cap issues may be due for a rebound relative to smaller caps. The Dreyfus value team believes, and history demonstrates, that larger capitalization securities are less volatile long-term investments, defined by most investment professionals as lower risk.

SERIES B (LARGE CAP VALUE SERIES)
August 15, 2001



The value style of equity investing was decidedly in favor during the first half of the year, and we believe conditions remain favorable for value issues to continue their positive performance. History has shown that value stocks tend to provide strong performance during an economic recovery, and we expect that a moderate economic rebound will take place in the second half of the year. Finally, the value style should be a core part of a diversified investment portfolio since, among other benefits, it tends to lower the volatility of investment returns.

Sincerely,

The Dreyfus Corporation

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                         % of
                                                      Net Assets
                Citigroup, Inc.                          5.4%
                Exxon Mobil Corporation                  5.3%
                American International Group,Inc.        2.7%
                Wells Fargo & Company                    2.3%
                Verizon Communications,Inc.              2.3%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 2001(1)

                               1 Year      5 Years     10 Years
                Series B        1.13%       6.15%        9.99%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES B (LARGE CAP VALUE)

                                                   NUMBER        MARKET
COMMON STOCKS                                    OF SHARES       VALUE
--------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.3%
Boeing Company ...........................         142,900    $ 7,945,240
General Dynamics Corporation .............          16,000      1,244,960
Honeywell International, Inc. ............         144,300      5,049,057
                                                              -----------
                                                               14,239,257
AIRLINES - 0.2%
Southwest Airlines Company ...............          73,000      1,349,770

ALUMINUM - 1.0%
Alcoa, Inc. ..............................         158,000      6,225,200

APPAREL & ACCESSORIES - 1.2%
Jones Apparel Group, Inc.* ...............          76,000      3,283,200
Liz Claiborne, Inc. ......................          86,000      4,338,700
                                                              -----------
                                                                7,621,900
AUTOMOBILE MANUFACTURERS - 1.5%
General Motors Corporation ...............         147,605      9,498,382

BANKS - 11.3%
Bank of America Corporation ..............         210,900     12,660,327
Bank of New York Company, Inc. ...........         150,000      7,200,000
Bank One Corporation .....................         212,000      7,589,600
FleetBoston Financial Corporation ........         160,700      6,339,615
GreenPoint Financial Corporation .........         265,000     10,176,000
KeyCorp ..................................          65,000      1,693,250
PNC Financial Services Group .............          28,000      1,842,120
Synovus Financial Corporation ............          58,000      1,820,040
Washington Mutual, Inc. ..................         170,100      6,387,255
Wells Fargo & Company ....................         302,000     14,021,860
                                                              -----------
                                                               69,730,067
BREWERS - 0.5%
Anheuser-Busch Companies, Inc. ...........          82,000      3,378,400

BROADCASTING & CABLE TV - 2.5%
AT&T Corporation-Liberty
   Media Corporation* ....................         459,000      8,027,910
Clear Channel
   Communications, Inc.* .................          34,200      2,144,340
Comcast Corporation* .....................         124,000      5,381,600
                                                              -----------
                                                               15,553,850
COMPUTER & ELECTRONICS RETAIL - 0.3%
RadioShack Corporation ...................          65,000      1,982,500

COMPUTER HARDWARE - 3.0%
Compaq Computer Corporation ..............         135,900      2,105,091
Hewlett-Packard Company ..................         100,200      2,865,720
International Business
   Machines Corporation ..................         118,000     13,334,000
                                                              -----------
                                                               18,304,811
CONSTRUCTION & FARM MACHINERY - 0.2%
Deere & Company ..........................          37,000      1,400,450

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES       VALUE
--------------------------------------------------------------------------
CONSUMER FINANCE - 2.0%
Countrywide Credit Industries, Inc. ......          71,000    $ 3,257,480
Household International, Inc. ............          49,000      3,268,300
MBNA Corporation .........................         172,000      5,667,400
                                                              -----------
                                                               12,193,180
DEPARTMENT STORES - 2.1%
May Department Stores Company ............         117,000      4,008,420
Sears, Roebuck & Company .................         206,000      8,715,860
                                                              -----------
                                                               12,724,280
DIVERSIFIED CHEMICALS - 1.7%
Dow Chemical Company .....................         174,648      5,807,046
E.I. du Pont de Nemours
   & Company .............................          94,000      4,534,560
                                                              -----------
                                                               10,341,606
DIVERSIFIED FINANCIAL SERVICES - 13.1%
American Express Company .................         175,000      6,790,000
Citigroup, Inc. ..........................         632,004     33,395,091
Fannie Mae ...............................          49,100      4,180,865
Freddie Mac ..............................         135,000      9,450,000
Instinet Group, Inc.* ....................          76,200      1,420,368
J.P. Morgan Chase & Company ..............         196,500      8,763,900
Morgan Stanley Dean Witter
   & Company .............................         190,000     12,203,700
USA Education, Inc. ......................          69,000      5,037,000
                                                              -----------
                                                               81,240,924
DRUG RETAIL - 0.2%
CVS Corporation ..........................          30,000      1,158,000

ELECTRIC UTILITIES - 4.7%
American Electric Power
   Company, Inc. .........................          33,000      1,523,610
Dominion Resources, Inc. .................          24,000      1,442,880
Duke Energy Corporation ..................          80,000      3,120,800
Exelon Corporation .......................         124,000      7,950,880
Southern Company .........................         113,000      2,627,250
TXU Corporation ..........................         173,000      8,335,140
Xcel Energy, Inc. ........................         140,000      3,983,000
                                                              -----------
                                                               28,983,560
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Emerson Electric Company .................          41,000      2,480,500

ENVIRONMENTAL SERVICES - 1.2%
Waste Management, Inc. ...................         233,000      7,181,060

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.1%
Monsanto Company .........................         185,000      6,845,000

FOREST PRODUCTS - 0.3%
Weyerhaeuser Company .....................          30,000      1,649,100

GAS UTILITIES - 0.2%
El Paso Corporation ......................          26,590      1,397,039

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES B (LARGE CAP VALUE) (CONTINUED)

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES       VALUE
--------------------------------------------------------------------------
GENERAL MERCHANDISE STORES - 1.5%
Costco Wholesale Corporation* ............          41,000    $ 1,684,280
Target Corporation .......................          82,600      2,857,960
Wal-Mart Stores, Inc. ....................          91,000      4,440,800
                                                              -----------
                                                                8,983,040
HEALTH CARE EQUIPMENT - 0.5%
Baxter International, Inc. ...............          58,000      2,842,000

HEALTH CARE FACILITIES - 1.7%
HCA, Inc. ................................         153,000      6,914,070
HEALTHSOUTH Corporation* .................         243,000      3,880,710
                                                              -----------
                                                               10,794,780
HEALTH CARE SUPPLIES - 0.5%
Henry Schein, Inc.* ......................          75,100      3,008,506

HOUSEHOLD PRODUCTS - 2.4%
Kimberly-Clark Corporation ...............          57,400      3,208,660
Procter & Gamble Company .................         182,000     11,611,600
                                                              -----------
                                                               14,820,260
HOUSEWARES & SPECIALTIES - 0.5%
Newell Rubbermaid, Inc. ..................         123,000      3,087,300

INDUSTRIAL CONGLOMERATES - 1.2%
General Electric Company .................          20,800      1,014,000
Minnesota Mining &
   Manufacturing Company .................          57,200      6,526,520
                                                              -----------
                                                                7,540,520
INSURANCE BROKERS - 0.4%
Marsh & Mclennan
   Companies, Inc. .......................          27,000      2,727,000

INTEGRATED OIL & GAS - 6.3%
Conoco, Inc. (Cl.B) ......................         216,000      6,242,400
Exxon Mobil Corporation ..................         378,000     33,018,300
                                                              -----------
                                                               39,260,700
INTEGRATED TELECOMMUNICATION SERVICE - 8.5%
AT&T Corporation .........................         328,000      7,216,000
BellSouth Corporation ....................         181,200      7,296,924
Qwest Communications
   International, Inc. ...................          53,400      1,701,858
SBC Communications, Inc. .................         329,300     13,191,758
Sprint Corporation (FON Group) ...........          74,200      1,584,912
Verizon Communications, Inc. .............         260,600     13,942,100
WorldCom, Inc. - MCI Group* ..............         363,000      5,430,480
WorldCom, Inc. -
   Worldcom Group* .......................         125,100      2,014,110
                                                              -----------
                                                               52,378,142

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES       VALUE
--------------------------------------------------------------------------
IT CONSULTING & SERVICES - 0.2%
Electronic Data Systems
   Corporation ...........................          17,900    $ 1,118,750

LIFE & HEALTH INSURANCE - 0.5%
American General Corporation .............          64,400      2,991,380

MANAGED HEALTH CARE - 0.4%
Wellpoint Health Networks, Inc.*  ........          24,700      2,327,728

MOVIES & ENTERTAINMENT - 2.1%
AOL Time Warner, Inc.* ...................          88,000      4,664,000
Viacom, Inc. (Cl.B)* .....................          53,500      2,768,625
Walt Disney Corporation ..................         201,300      5,815,557
                                                              -----------
                                                               13,248,182
MULTI-LINE INSURANCE - 2.7%
American International
   Group, Inc. ...........................         191,500     16,469,000

MULTI-UTILITIES - 0.4%
UtiliCorp United, Inc. ...................          89,000      2,733,190

OIL & GAS DRILLING - 0.4%
ENSCO International, Inc. ................          35,300        826,020
Santa Fe International Corporation .......          47,700      1,383,300
                                                              -----------
                                                                2,209,320
OIL & GAS EQUIPMENT & SERVICES - 0.4%
BJ Services Company* .....................          78,000      2,213,640

OIL & GAS EXPLORATION & PRODUCTION - 1.6%
Anadarko Petroleum Corporation ...........          64,500      3,484,935
Ocean Energy, Inc. .......................         378,400      6,603,080
                                                              -----------
                                                               10,088,015
PACKAGED FOODS - 0.7%
Kraft Foods, Inc.* .......................         146,100      4,529,100

PAPER PRODUCTS - 1.5%
Boise Cascade Corporation ................          89,000      3,130,130
Georgia-Pacific Group ....................          90,000      3,046,500
International Paper Company ..............          93,000      3,320,100
                                                              -----------
                                                                9,496,730
PERSONAL PRODUCTS - 0.5%
Gillette Company .........................         114,000      3,304,860

PHARMACEUTICALS - 5.6%
Abbott Laboratories ......................         148,000      7,105,480
American Home Products
   Corporation ...........................          45,000      2,629,800
Bristol-Myers Squibb Company .............          97,000      5,073,100
Johnson & Johnson ........................         195,000      9,750,000
Merck & Company, Inc. ....................         154,000      9,842,140
                                                              -----------
                                                               34,400,520

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES B (LARGE CAP VALUE) (CONTINUED)

                                                    NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
---------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 1.3%
Allstate Corporation .....................         186,000    $  8,182,140

PUBLISHING & PRINTING - 0.2%
McGraw-Hill Companies, Inc. ..............          20,000       1,323,000

RAILROADS - 0.5%
Union Pacific Corporation ................          57,000       3,129,870

RESTAURANTS - 0.6%
McDonald's Corporation ...................         135,400       3,663,924

SOFT DRINKS - 1.5%
Coca-Cola Company ........................          59,000       2,655,000
Coca-Cola Enterprises, Inc. ..............         276,000       4,512,600
PepsiCo, Inc. ............................          51,800       2,289,560
                                                              ------------
                                                                 9,457,160
SYSTEMS SOFTWARE - 1.1%
Adobe Systems, Inc. ......................          77,000       3,619,000
Microsoft Corporation* ...................          46,000       3,358,000
                                                              ------------
                                                                 6,977,000
TELECOMMUNICATIONS EQUIPMENT - 0.8%
Motorola, Inc. ...........................         282,500       4,678,200

TOBACCO - 2.0%
Philip Morris Companies, Inc. ............         212,000      10,388,000
UST, Inc. ................................          78,300       2,259,738
                                                              ------------
                                                                12,647,738
                                                              ------------
   Total common stocks - 99.5% ...........................     616,110,531

                                               PRINCIPAL          MARKET
U.S. GOVERNMENT & AGENCIES                      AMOUNT            VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES - 0.2%
Student Loan Marketing Association,
   3.94% - 07-02-01 ......................    $  1,504,000    $  1,503,835
                                                              ------------
   Total investments - 99.7% .............................     617,614,366
   Cash and other assets, less liabilities - 0.3% ........       1,893,606
                                                              ------------
   Total net assets - 100.0% .............................    $619,507,972
                                                              ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

                       SEE ACCOMPANYING NOTES.

SERIES N (MANAGED ASSET ALLOCATION SERIES)
August 15, 2001



[PHOTO]
Edmund M. Notzon
Portfolio Manager

         T. ROWE PRICE [LOGO]
INVEST WITH CONFIDENCE

SUBADVISOR, T. ROWE PRICE ASSOCIATES, INC.

TO OUR CONTRACTHOLDERS:

The Managed Asset Allocation Series of SBL Fund returned -3.27% in the first half of 2001, while its blended benchmark index returned -2.57%.(1) The blended index consists of 60% S&P 500 Stock Index and 40% Lehman Brothers Aggregate Bond Index.

THE MARKET ENVIRONMENT FOR THE SIX MONTH PERIOD

The Federal Reserve Bank lowered short-term interest rates six times since the first of the year, reducing its target Federal funds rate to 3.75% from 6.50% in an effort to sow the seeds of an economic turnaround. U.S. stocks recovered in the second quarter of the year, shaking off the effects of a dismal first quarter. For the year to date, however, most major indexes were still in negative territory at the end of June. Domestic fixed income returns were mixed as corporate bonds outpaced Treasury securities.

Overseas, developed markets languished as European economies began to show signs of slowing while the European Central Bank displayed a reticence to cut interest rates as aggressively as their U.S. counterparts. This European weakness, combined with recessionary conditions in Japan, contributed to underperformance in the international equity markets.

PERFORMANCE OF EQUITY AND FIXED INCOME MARKETS

Among equities, small cap stocks outpaced their large cap counterparts over the last six months. The weak economy, lower interest rates, and stock market volatility spurred investor demand for bonds, boosting intermediate- and short-term bond prices and pushing yields down. Fixed income markets produced steady positive returns over the period, outperforming large cap equities but trailing small cap stocks so far in 2001. A strong start to the year bolstered returns in high yield bonds, but this sector has been hampered by recent weakness.

PORTFOLIO HIGHLIGHTS

During the first quarter we shifted the portfolio to a neutral weighting, 60% stocks and 40% bonds, by raising our equity allocation and lowering our fixed income allocation. We considered this move appropriate given the significant outperformance of bonds relative to stocks in 2000 and early 2001, and because many sectors of the stock market had approached more reasonable valuations.

Our holdings in international markets were the principal reason for our recent underperformance relative to the blended benchmark index. Despite this weakness, we remain overweighted in international equities, having built our allocation in this sector at valuation levels we believe are attractive. Even though small cap stocks have rebounded from their 1999 lows, this sector remains attractive in our view compared to large cap stocks on most valuation measures, particularly given their strong long-term growth prospects.

SERIES N (MANAGED ASSET ALLOCATION SERIES)
August 15, 2001



AN IMPROVING OUTLOOK

Signs of an improvement in economic conditions are beginning to emerge. Monetary easing by the Federal Reserve Bank is beginning to flow through to broader financial areas, pointing to an end of the economic downturn in the months ahead. We believe the worst of the stock market selloff is now behind us as investors look ahead to a return to corporate profit growth next year. We expect bonds to continue to hold their own as interest rates stabilize. We are cautiously optimistic about the outlook for domestic and international financial markets as we move through the remainder of this year. Nevertheless, the heightened stock market volatility reinforces the need for a broadly diversified investment strategy such as the Managed Asset Allocation Series offers.

Sincerely,

Edmund M. Notzon
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                              PERFORMANCE
--------------------------------------------------------------------------------


                         TOP 5 EQUITY SECTORS*

                                                      % of
                                                   Net Assets
                Pharmaceuticals                       3.8%
                Banks                                 3.2%
                Diversified Financial Services        2.9%
                Integrated Oil & Gas                  2.8%
                Industrial Conglomerates              2.5%

                * At June 30, 2001


                      AVERAGE ANNUAL TOTAL RETURN
                         AS OF JUNE 30, 2001(1)

                             1 Year     5 Years       Since
                                                    Inception
                                                    (6-1-95)
                Series N     (5.43%)     9.86%       10.00%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION)

                                              PRINCIPAL       MARKET
CORPORATE BONDS                                AMOUNT         VALUE
-----------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
Alliant Techsystems, Inc.,
   8.50% - 2011 ..........................    $   50,000    $   50,500

AUTOMOTIVE - 0.2%
Advance Stores Company, Inc.,
   10.25% - 2008 .........................        25,000        24,375
Arvin Industries, Inc.,
   7.125% - 2009 .........................        25,000        22,314
Briggs & Stratton Corporation,
   8.875% - 2011 .........................        75,000        75,750
Lear Corporation , 7.96% - 2005 ..........        50,000        50,875
Venture Holdings Trust,
   11.00% - 2007 .........................        50,000        38,500
                                                            ----------
                                                               211,814
BANKING - 1.0%
Bank of Hawaii, 6.875% - 2009 ............        50,000        44,910
Bankers Trust - NY, 7.25% - 2003  ........       100,000       103,375
Capital One Bank Series BKNT,
   8.25% - 2005 ..........................       150,000       155,063
Countrywide Home Loan,
   5.25% - 2003 ..........................       100,000       100,138
First Union Corporation,
   7.55% - 2005 ..........................        75,000        79,219
Golden State Holdings,
   7.125% - 2005 .........................        50,000        49,000
MBNA America Bank NA,
   6.50% - 2006 ..........................       150,000       147,565
National Australia Bank,
   8.60% - 2010 ..........................       125,000       139,375
                                                            ----------
                                                               818,645
BASIC INDUSTRY - OTHER - 0.1%
Westinghouse Air Brake,
   9.375% - 2005 .........................        75,000        75,750

BROKERAGE - 0.4%
Lehman Brothers Holdings,
   7.875% - 2010 .........................       150,000       158,063
Morgan Stanley Dean Witter Group,
   6.10% - 2006 ..........................       200,000       199,750
                                                            ----------
                                                               357,813
BUILDING MATERIALS - 0.3%
ABC Supply Company (Series B),
   10.625% - 2007 ........................       100,000        93,500
Associated Materials Inc.,
   9.25% - 2008 ..........................        50,000        49,000
Nortek, Inc., 9.875% - 2011 ..............        50,000        48,125
Ryland Group, 9.125% - 2011 ..............        50,000        49,375
                                                            ----------
                                                               240,000
CAPITAL GOODS - OTHER - 0.1%
International Wire Group,
   11.75% - 2005 .........................       100,000       100,875

                                              PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT         VALUE
-----------------------------------------------------------------------
CHEMICALS - 0.2%
Hercules, Inc., 11.125% - 2007 ...........    $   30,000    $   29,700
Koppers Industry, Inc.,
   9.875% - 2007 .........................        50,000        49,000
Lyondell Chemical Company,
   10.875% - 2009 ........................        50,000        49,125
MacDermid, Inc., 9.125% - 2011 ...........        50,000        50,250
                                                            ----------
                                                               178,075
CONSTRUCTION MACHINERY - 0.0%
Terex Corporation,
   10.375% - 2011 ........................        25,000        25,750

CONSUMER NONCYCLICAL - OTHER - 0.1%
Coinmach Corporation (Series D),
   11.75% - 2005 .........................        50,000        51,250

CONSUMER PRODUCTS - 0.1%
Eastman Kodak Company,
   6.375% - 2006 .........................        85,000        83,955
Holmes Products Corporation,
   9.875% - 2007 .........................        50,000        18,000
Sealy Mattress Company,
   9.875% - 2007 .........................        25,000        24,688
                                                            ----------
                                                               126,643
DISTRIBUTORS - 0.2%
L-3 Communications Corporation,
   10.375% - 2007 ........................        50,000        52,563
Sempra Energy, 6.80% - 2004 ..............       125,000       124,066
                                                            ----------
                                                               176,629
ELECTRIC UTILITY - 1.5%
American Electric Power,
   6.125% - 2006 .........................        70,000        69,125
CMS Energy Corporation,
   9.875% - 2007 .........................        75,000        78,188
DTE Energy Company,
   6.45% - 2006 ..........................       110,000       110,413
Entergy Louisiana, Inc.,
   6.50% - 2008 ..........................       500,000       500,000
Exelon Generation Company, LLC.,
   6.95% - 2011 ..........................       105,000       104,327
Midwest Power System,
   7.125% - 2003 .........................       140,000       144,550
Orion Power Holdings, Inc.,
   12.00% - 2010 .........................        75,000        83,250
PG&E National Energy Group,
   10.375% - 2011 ........................        60,000        59,890
PSEG Energy Holdings,
   8.50% - 2011 ..........................        70,000        69,866
PSEG Power, 6.875% - 2006 ................        65,000        65,488
                                                            ----------
                                                             1,285,097

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                              PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT         VALUE
-----------------------------------------------------------------------
ENERGY - OTHER - 0.3%
Fairchild Semiconductor,
   10.50% - 2009 .........................    $   50,000    $   48,750
Universal Compression,
   0.00% - 2008(1) .......................       250,000       227,500
                                                            ----------
                                                               276,250
ENTERTAINMENT - 0.6%
Bally Total Fitness Holding,
   9.875% - 2007 .........................       150,000       148,875
Premier Parks, Inc., 9.75% - 2007 ........       100,000       100,500
Radio One, Inc., 8.875% - 2011 ...........        75,000        75,000
Six Flags Entertainment,
   8.875% - 2006 .........................        50,000        49,750
Speedway Motorsports, Inc.,
   8.50% - 2007 ..........................       150,000       153,000
                                                            ----------
                                                               527,125
ENVIRONMENTAL - 0.2%
Waste Management, Inc.,
   4.00% - 2002 ..........................       175,000       172,813

FINANCIAL - OTHER - 0.2%
Verizon Global Funding Corporation,
   7.75% - 2030 ..........................       125,000       128,594

FOOD - 0.4%
Delhaize America, Inc.,
   8.125% - 2011 .........................        45,000        46,913
Foodmaker Corporation 1993A,
   9.75% - 2003 ..........................        75,000        76,219
McDonald's Corporation,
   6.625% - 2005 .........................        50,000        50,938
Price/Costco, Inc., 7.125% - 2005 ........       100,000       101,875
TravelCenters of America,
   12.75% - 2009 .........................        50,000        51,438
                                                            ----------
                                                               327,383
GAMING - 0.6%
Ameristar Casinos, Inc.,
   10.75% - 2009 .........................       150,000       156,750
Argosy Gaming Company,
   10.75% - 2009 .........................        25,000        26,875
Eldorado Resorts, LLC.,
   10.50% - 2006 .........................        25,000        25,750
Harrahs Operating, Inc.,
   7.875% - 2005 .........................       100,000       101,625
International Game Technology,
   8.375% - 2009 .........................       150,000       153,750
Isle of Capri Casinos,
   8.75% - 2009 ..........................        25,000        22,844
                                                            ----------
                                                               487,594

                                              PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT         VALUE
-----------------------------------------------------------------------
HEALTH CARE - 0.5%
Lifepoint Hospitals Holdings,
   10.75% - 2009 .........................    $  150,000    $  163,500
Owens & Minor, Inc.,
   10.875% - 2006 ........................        25,000        26,375
Playtex Products, Inc.,
   9.375% - 2011 .........................        75,000        76,313
Tenet Healthcare Corporation,
   8.00% - 2005 ..........................       150,000       153,937
                                                            ----------
                                                               420,125
HOME CONSTRUCTION - 0.2%
Lennar Corporation (Series B),
   9.95% - 2010 ..........................        50,000        53,750
Meritage Corporation,
   9.75% - 2011 ..........................        25,000        24,875
WCI Communities, Inc.,
   10.625% - 2011 ........................        50,000        52,000
                                                            ----------
                                                               130,625
LIFE - 0.5%
AIG SunAmerica Global Financing II,
   7.60% - 2005 ..........................       250,000       265,937
John Hancock Global Fund,
   5.625% - 2006 .........................       125,000       122,882
                                                            ----------
                                                               388,819
LODGING - 0.2%
Courtyard by Marriott,
   10.75% - 2008 .........................       100,000       103,500
John Q. Hammons Hotels,
   LP, 9.75% - 2005 ......................        50,000        50,250
                                                            ----------
                                                               153,750
MEDIA - CABLE - 0.8%
Adelphia Communications:
   9.375% - 2009 .........................        75,000        71,625
   10.875% - 2010 ........................        25,000        25,312
Charter Communications Holdings:
   10.00% - 2011 .........................        75,000        76,125
   11.125% - 2011 ........................        75,000        79,125
Comcast Cable Communications, Inc.,
   6.75% - 2011 ..........................       100,000        97,750
Cox Communcations, Inc.,
   7.875% - 2009 .........................       150,000       157,500
CSC Holdings, Inc.,
   7.875% - 2018 .........................        75,000        69,281
Pegasus Satellite, 12.375% - 2006 ........        75,000        70,500
Young Broadcasting, Inc.,
   10.00% - 2011 .........................        75,000        72,000
                                                            ----------
                                                               719,218

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                              PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT         VALUE
-----------------------------------------------------------------------
MEDIA - NONCABLE - 0.4%
AOL Time Warner, Inc.,
   7.625% - 2031 .........................    $   70,000    $   70,263
Chancellor Media Corporation,
   8.00% - 2008 ..........................        50,000        51,875
Hollinger International Publishing,
   9.25% - 2007 ..........................        50,000        50,250
LIN Television Corporation,
   8.00% - 2008 ..........................        50,000        48,250
Quebecor Media, Inc.,
   11.125% - 2006 ........................        25,000        24,937
Sinclair Broadcast Group,
   8.75% - 2007 ..........................        75,000        71,437
Sun Media Corporation,
   9.50% - 2007 ..........................        32,000        31,520
                                                            ----------
                                                               348,532
METALS - 0.5%
AK Steel Corporation,
   9.125% - 2006 .........................        50,000        51,250
Alcoa, Inc., 7.375% - 2010 ...............       150,000       158,062
American Standard, Inc.,
   7.625% - 2010 .........................        50,000        49,375
Bethlehem Steel, 10.375% - 2003 ..........        50,000        15,000
Freeport McMoran Resources,
   7.00% - 2008 ..........................        50,000        30,000
Phelps Dodge Corporation,
   8.75% - 2011 ..........................       105,000       104,030
                                                            ----------
                                                               407,717
NATURAL GAS - 0.2%
Nuevo Energy Company,
   9.50% - 2008 ..........................       148,500       149,242

NONCAPTIVE - CONSUMER - 0.3%
Ford Motor Credit Company,
   7.875% - 2010 .........................       150,000       156,412
Household Financing Corporation,
   8.00% - 2005 ..........................       100,000       106,625
                                                            ----------
                                                               263,037
NONCAPTIVE - DIVERSIFIED - 0.2%
Citigroup, Inc., 6.75% - 2005 ............       200,000       206,750

OIL FIELD SERVICES - 0.2%
Comstock Resources, Inc.,
   11.25% - 2007 .........................        50,000        52,875
Ocean Energy, Inc.,
   8.375% - 2008 .........................        75,000        77,625
Pride Petroleum Services, Inc.,
   9.375% - 2007 .........................        50,000        52,500
                                                            ----------
                                                               183,000

                                              PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                    AMOUNT         VALUE
-----------------------------------------------------------------------
PACKAGING - 0.2%
Applied Extrusion Technologies, Inc.,
   10.75% - 2011 .........................    $   50,000    $   50,500
Bway Corporation (Series B),
   10.25% - 2007 .........................        25,000        22,500
Container Corporation of America,
   10.75% - 2002 .........................       100,000       102,250
Packaged Ice, Inc., 9.75% - 2005 .........        25,000        19,125
                                                            ----------
                                                               194,375
PAPER - 0.9%
International Paper Company,
   6.875% - 2029 .........................       500,000       450,000
Packaging Corporation of America,
   9.625% - 2009 .........................       150,000       159,187
Riverwood International,
   10.25% - 2006 .........................       150,000       150,750
                                                            ----------
                                                               759,937
PIPELINES - 0.0%
El Paso Energy Partners,
   8.50% - 2011 ..........................        50,000        50,000

RAILROADS - 0.2%
Union Pacific Corporation,
   6.65% - 2011 ..........................       200,000       195,750

REFINING - 0.0%
Frontier Oil Corporation,
   11.75% - 2009 .........................        25,000        26,750

REITS - 0.2%
Simon Property Group, LP,
   7.375% - 2006 .........................       200,000       201,753

RETAILERS - 0.3%
AFC Enterprises, 10.25% - 2007 ...........        50,000        52,000
Federated Department Stores,
   6.625% - 2011 .........................       200,000       192,750
                                                            ----------
                                                               244,750
SERVICES - 0.0%
DynCorp, Inc., 9.50% - 2007 ..............        25,000        23,562

SUPERMARKETS - 0.0%
Jitney-Jungle Stores,
   0.00% - 2006* .........................        75,000           562

TECHNOLOGY - 0.2%
Amkor Technologies, Inc.,
   9.25% - 2008 ..........................        75,000        70,500
ASAT Finance LLC, 12.50% - 2006 ..........        48,750        45,337
Global Imaging Systems,
   10.75% - 2007 .........................        25,000        23,000
                                                            ----------
                                                               138,837

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                               PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                     AMOUNT          VALUE
-------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.4%
Alaska Communications Systems,
   9.375% - 2009 .........................    $    70,000    $    58,800
American Cellular Corporation,
   9.50% - 2009 ..........................         50,000         47,000
AT&T Corporation, 6.50% - 2029 ...........        150,000        128,062
Centurytel, Inc. (Series H),
   8.375% - 2010 .........................        250,000        260,625
Dobson Communications,
   10.875% - 2010 ........................        100,000        100,000
Insight Midwest, 10.50% - 2010 ...........        150,000        158,250
Lucent Technologies, Inc.,
   6.90% - 2001 ..........................        100,000         99,125
Metromedia Fiber Network,
   10.00% - 2008 .........................         25,000          9,500
Nextel Communications,
   0.00% - 2007(1) .......................        200,000        133,250
NTL Communications Corporation,
   11.875% - 2010 ........................        100,000         66,500
Sprint Capital Corporation,
   6.125% - 2008 .........................        500,000        462,500
Time Warner Telecom, Inc.,
   10.125% - 2011 ........................         50,000         45,000
Triton PCS, Inc., 0.00% - 2008(1) ........        200,000        161,250
Voicestream Wireless Corporation,
   10.375% - 2009 ........................        125,000        142,500
WorldCom, Inc., 8.50% - 2011 .............        200,000        194,730
                                                             -----------
                                                               2,067,092
TEXTILE - 0.1%
Dan River, Inc., 10.125% - 2003 ..........         50,000         22,500
Delta Mills, Inc., 9.625% - 2007  ........         50,000         37,750
                                                             -----------
                                                                  60,250
TRANSPORTATION - OTHER - 0.2%
Allied Holdings, Inc.,
   8.625% - 2007 .........................         75,000         50,437
Avis Rent A Car, Inc.,
   11.00% -2009 ..........................        100,000        111,625
                                                             -----------
                                                                 162,062
                                                             -----------
   Total corporate bonds - 15.3% ........................     13,115,095

                                                   NUMBER       MARKET
COMMON STOCKS                                     OF SHARES     VALUE
-------------------------------------------------------------------------
ADVERTISING - 0.2%
Catalina Marketing Corporation* ..........            300    $     9,153
Harte-Hanks, Inc. ........................            500         12,380
Lamar Advertising Company* ...............            600         26,400
Omnicom Group, Inc. ......................          1,100         94,600
TMP Worldwide, Inc.* .....................            600         35,466
                                                             -----------
                                                                 177,999
AEROSPACE & DEFENSE - 0.7%
GenCorp, Inc. ............................            800         10,240
Honeywell International, Inc. ............         13,287        464,912
L-3 Communications
   Holdings, Inc.* .......................            100          7,630
Lockheed Martin Corporation ..............          1,100         40,755
Precision Castparts Corporation ..........            800         29,936
Triumph Group, Inc.* .....................            200          9,800
                                                             -----------
                                                                 563,273
AGRICULTURAL PRODUCTS - 0.0%
Delta and Pine Land Company ..............            300          5,895

AIR FREIGHT & COURIERS - 0.1%
EGL, Inc.* ...............................            400          6,984
Expeditors International of
   Washington, Inc. ......................            200         12,000
FedEx Corporation* .......................            600         24,120
Forward Air Corporation* .................            300          8,985
United Parcel Service, Inc. ..............            200         11,560
                                                             -----------
                                                                  63,649
AIRLINES - 0.1%
Delta Air Lines, Inc. ....................            500         22,040
Frontier Airlines, Inc.* .................            150          1,837
Northwest Airlines Corporation* ..........            700         17,675
SkyWest, Inc. ............................            600         16,800
Southwest Airlines Company ...............          2,400         44,376
                                                             -----------
                                                                 102,728
ALTERNATIVE CARRIERS - 0.0%
Metromedia Fiber Network, Inc.* ..........            800          1,632
NTL, Inc.* ...............................            900         10,845
                                                             -----------
                                                                  12,477
ALUMINUM - 0.1%
Alcoa, Inc. ..............................          3,100        122,140

APPAREL & ACCESSORIES - 0.0%
Jones Apparel Group, Inc.* ...............            700         30,240
Liz Claiborne, Inc. ......................            200         10,090
                                                             -----------
                                                                  40,330
APPAREL RETAIL - 0.2%
Abercrombie & Fitch Company* .............            700         31,150
AnnTaylor Stores Corporation* ............            400         14,320
Dress Barn, Inc.* ........................            100          2,275
Gap, Inc. ................................          2,612         75,748
Men's Wearhouse, Inc.* ...................            800         21,928
TJX Companies, Inc. ......................          1,100         35,058
                                                             -----------
                                                                 180,479

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
-------------------------------------------------------------------------
APPLICATION SOFTWARE - 0.5%
Actuate Corporation* .....................            900    $     8,595
BARRA, Inc.* .............................            300         11,745
Cadence Design Systems, Inc.* ............            800         14,904
E.piphany, Inc.* .........................            150          1,524
Electronic Arts, Inc.* ...................            900         52,110
i2 Technologies, Inc.* ...................            600         11,880
Informatica Corporation* .................            700         12,152
Internet Security Systems, Inc.*  ........            400         19,424
Intuit, Inc.* ............................            300         11,997
Jack Henry & Associates, Inc. ............            200          6,200
Macromedia, Inc.* ........................            800         14,400
Manugistics Group, Inc.* .................            200          5,020
Mercury Interactive Corporation*  ........            400         23,960
National Instruments Corporation* ........            200          6,490
NetIQ Corporation* .......................            100          3,129
NVIDIA Corporation* ......................            200         18,550
Peregrine Systems, Inc.* .................            700         20,300
Rational Software Corporation* ...........          1,300         36,465
RSA Security, Inc.* ......................            150          4,642
Siebel Systems, Inc.* ....................          2,700        126,630
Structural Dynamics Research
   Corporation* ..........................            300          7,350
Synopsys, Inc.* ..........................            200          9,678
THQ, Inc.* ...............................            200          9,850
TIBCO Software, Inc.* ....................            400          5,108
Verity, Inc.* ............................            200          3,990
                                                             -----------
                                                                 446,093
AUTO PARTS & EQUIPMENT - 0.2%
ArvinMeritor, Inc. .......................            500          8,370
Delphi Automotive Systems
   Corporation ...........................          2,026         32,213
Federal Signal Corporation* ..............          1,000         23,470
Gentex Corporation* ......................            600         16,722
Lear Corporation* ........................            200          6,980
Modine Manufacturing Company .............            300          8,274
TRW, Inc. ................................          2,100         86,100
Visteon Corporation ......................            418          7,683
                                                             -----------
                                                                 189,812
AUTOMOBILE MANUFACTURERS - 0.2%
Ford Motor Company .......................          6,774        166,302
General Motors Corporation ...............            700         45,045
                                                             -----------
                                                                 211,347

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
-------------------------------------------------------------------------
BANKS - 3.0%
AmSouth Bancorporation ...................          1,100    $    20,339
Astoria Financial Corporation ............            900         49,500
Bank of America Corporation ..............          9,555        573,587
City National Corporation ................            500         22,145
Commerce Bancshares, Inc. ................          1,400         51,660
Community First Bankshares, Inc. .........            500         11,500
Compass Bancshares, Inc. .................          1,200         31,800
Dime Bancorp, Inc. .......................          1,400         52,150
Fifth Third Bancorp ......................          2,837        170,362
First Tennessee National
   Corporation ...........................          1,200         41,652
First Union Corporation ..................         12,800        447,232
First Virginia Banks, Inc. ...............            500         23,560
FleetBoston Financial
   Corporation ...........................          9,621        379,548
Golden West Financial
   Corporation ...........................            900         57,816
GreenPoint Finanacial
   Corporation ...........................            800         30,720
Hibernia Corporation .....................          1,500         26,700
Investors Financial Services
   Corporation ...........................            300         20,100
Irwin Financial Corporation ..............            600         15,090
M&T Bank Corporation .....................            300         22,650
Marshall & Ilsley Corporation ............            400         21,484
Mellon Financial Corporation .............          2,500        115,000
Mercantile Bankshares
   Corporation ...........................            900         35,217
National Commerce Financial
   Corporation ...........................          1,225         29,853
North Fork Bancorporation, Inc. ..........          1,200         37,200
Silicon Valley Bancshares* ...............            400          8,800
SouthTrust Corporation ...................          1,000         26,000
Sterling Bancshares, Inc. ................            400          7,672
Synovus Financial Corporation ............          2,400         75,312
TCF Financial Corporation ................          1,300         60,203
UCBH Holdings, Inc. ......................            400         12,140
UnionBanCal Corporation ..................            200          6,740
Washington Mutual, Inc. ..................          1,350         50,692
Wilmington Trust Corporation .............            500         31,325
                                                             -----------
                                                               2,565,749

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                  NUMBER      MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES    VALUE
-----------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
Abgenix, Inc.* ...........................           600    $   27,000
Affymetrix, Inc.* ........................           300         6,615
Albany Molecular Research, Inc.*  ........           200         7,602
Alkermes, Inc.* ..........................           400        14,040
Amgen, Inc.* .............................         3,000       182,040
Applera Corporation -
   Celera Genomics Group* ................           200         7,932
Bruker Daltonics, Inc.* ..................           500         7,535
Celgene Corporation* .....................           100         2,885
Cephalon, Inc.* ..........................            95         6,697
COR Therapeutics, Inc* ...................           200         6,100
Enzon, Inc.* .............................           300        18,750
Genentech, Inc.* .........................         1,500        82,650
Genzyme Corporation* .....................           800        48,800
Gilead Sciences, Inc.* ...................         1,300        75,647
Human Genome Sciences, Inc.* .............           500        30,125
IDEC Pharmaceuticals
   Corporation* ..........................           300        20,307
Immunex Corporation* .....................         2,300        40,825
Incyte Genomics, Inc.* ...................           400         9,808
Invitrogen Corporation* ..................           416        23,146
Medarex, Inc.* ...........................           100         2,350
MedImmune, Inc.* .........................         1,500        70,800
Millennium Pharmaceuticals, Inc.* ........           700        24,906
Myriad Genetics, Inc.* ...................           100         6,332
Neurocrine Biosciences, Inc.* ............           300        11,997
OSI Pharmaceuticals, Inc.* ...............           200        10,518
Protein Design Labs, Inc.* ...............           100         8,676
Sepracor, Inc.* ..........................           100         3,980
Techne Corporation* ......................           800        26,000
Trimeris, Inc.* ..........................           500        25,035
Vertex Pharmaceuticals, Inc.* ............           100         4,950
                                                            ----------
                                                               814,048
BREWERS - 0.1%
Anheuser-Busch Companies, Inc. ...........         2,400        98,880

                                                  NUMBER      MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES    VALUE
-----------------------------------------------------------------------
BROADCASTING & CABLE TV - 0.9%
Adelphia Communications
   Corporation* ..........................         1,500    $   61,500
AT&T Corporation -
   Liberty Media Corporation* ............        12,000       209,880
Cablevision Systems Corporation*  ........           200        11,700
Cablevision Systems Corporation -
   Rainbow Media Group* ..................           100         2,580
Charter Communications, Inc.* ............           800        18,680
Clear Channel
   Communications, Inc.* .................         1,100        68,970
Comcast Corporation* .....................         2,600       112,840
Cox Communications, Inc.* ................           800        35,440
Cox Radio, Inc. (Cl. A)* .................           800        22,280
Emmis Communications
   Corporation* ..........................           300         9,225
Entercom Communications
   Corporation* ..........................           100         5,361
General Motors
   Corporation (Cl. H) ...................         4,418        89,465
Hispanic Broadcasting
   Corporation* ..........................         1,100        31,559
Pegasus Communications
   Corporation* ..........................           400         9,000
Radio One, Inc. (Cl. D)* .................         1,400        30,870
Sinclair Broadcast Group, Inc.* ..........         1,500        15,450
UnitedGlobalCom, Inc.* ...................           600         5,190
USA Networks, Inc.* ......................           600        16,914
Westwood One, Inc.* ......................           300        11,055
Young Broadcasting, Inc.* ................           200         6,716
                                                            ----------
                                                               774,675
BUILDING PRODUCTS - 0.1%
American Standard
   Companies, Inc.* ......................           400        24,040
Insituform Technologies, Inc.* ...........           600        21,900
Masco Corporation ........................         1,400        34,944
York International Corporation ...........           500        17,510
                                                            ----------
                                                                98,394
CASINOS & GAMING - 0.0%
International Game Technology* ...........           200        12,518
Mandalay Resort Group* ...................           800        21,920
                                                            ----------
                                                                34,438
CATALOG RETAIL - 0.0%
Insight Enterprises, Inc.* ...............           200         4,900

COMMERCIAL PRINTING - 0.1%
Banta Corporation ........................           800        23,440
Donnelly (R.R) & Sons Company ............         1,000        29,700
                                                            ----------
                                                                53,140

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                  NUMBER      MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES    VALUE
-----------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Circuit City Stores -
   Circuit City Group ....................         1,000    $   18,000
Tweeter Home Entertainment
   Group, Inc.* ..........................           700        24,710
Ultimate Electronics, Inc.* ..............         1,000        32,420
                                                            ----------
                                                                75,130
COMPUTER HARDWARE - 0.8%
Compaq Computer Corporation ..............         6,956       107,748
Dell Computer Corporation* ...............         5,000       130,750
Hewlett-Packard Company ..................         4,100       117,260
International Business Machines
   Corporation ...........................         2,600       293,800
                                                            ----------
                                                               649,558
COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation* .........................         7,700       223,685
InFocus Corporation* .....................           500         9,100
Maxtor Corporation* ......................         1,064         5,586
Quantum Corporation -
   DLT & Storage Systems* ................           300         3,027
SanDisk Corporation* .....................           200         5,578
Storage Technology Corporation* ..........         1,000        14,300
                                                            ----------
                                                               261,276
CONSTRUCTION & ENGINEERING - 0.1%
Dycom Industries, Inc.* ..................           700        16,051
Granite Construction, Inc. ...............         1,050        26,691
Jacobs Engineering Group, Inc.* ..........           400        26,092
Quanta Services, Inc.* ...................           200         4,408
                                                            ----------
                                                                73,242
CONSTRUCTION & FARM MACHINERY - 0.0%
AGCO Corporation .........................           600         5,490

CONSTRUCTION MATERIALS - 0.0%
Martin Marietta Materials, Inc. ..........           500        24,745

CONSUMER ELECTRONICS - 0.0%
Gemstar-TV Guide
   International, Inc.* ..................           200         8,800
Harman International
   Industries, Inc. ......................           200         7,618
                                                            ----------
                                                                16,418
CONSUMER FINANCE - 0.1%
AmeriCredit Corporation* .................           400        20,780
Capital One Financial
   Corporation ...........................           100         6,000
Countrywide Credit
   Industries, Inc. ......................           300        13,764
Providian Financial Corporation ..........         1,000        59,200
                                                            ----------
                                                                99,744

                                                  NUMBER      MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES    VALUE
-----------------------------------------------------------------------
DATA PROCESSING SERVICES - 0.4%
BISYS Group, Inc.* .......................           600    $   35,400
Ceridian Corporation* ....................         1,900        36,423
Concord EFS, Inc.* .......................         1,100        57,211
DST Systems, Inc.* .......................           400        21,080
FactSet Research Systems, Inc. ...........           200         7,140
First Data Corporation ...................         1,400        89,950
Fiserv, Inc.* ............................           500        31,990
Paychex, Inc. ............................           700        28,000
Sabre Holdings Corporation* ..............         1,400        70,000
                                                            ----------
                                                               377,194
DEPARTMENT STORES - 0.3%
Federated Department Stores, Inc.* .......           400        17,000
Kohl's Corporation* ......................         1,700       106,641
May Department Stores Company ............         1,350        46,251
Neiman Marcus Group, Inc.* ...............         1,500        46,500
                                                            ----------
                                                               216,392
DIVERSIFIED CHEMICALS - 0.3%
Dow Chemical Company .....................         3,400       113,050
E.I. du Pont de Nemours
   & Company .............................         2,451       118,236
FMC Corporation ..........................           100         6,856
Olin Corporation .........................           400         6,796
                                                            ----------
                                                               244,938
DIVERSIFIED COMMERICAL SERVICES - 0.5%
Apollo Group, Inc.* ......................           600        25,470
Arbitron, Inc.* ..........................            80         1,928
Bright Horizons Family
   Solutions, Inc.* ......................           300         9,420
Cendant Corporation* .....................         2,400        46,800
CheckFree Corporation* ...................           200         7,014
ChoicePoint, Inc.* .......................           200         8,410
Convergys Corporation* ...................           700        21,175
Corinthian Colleges, Inc.* ...............           200         9,414
Corporate Executive Board
   Company* ..............................         1,800        75,600
DeVry, Inc.* .............................           500        18,060
DiamondCluster
   International, Inc.* ..................           100         1,273
Ecolab, Inc. .............................           600        24,582
Equifax, Inc. ............................           400        14,672
Exult, Inc.* .............................         2,100        35,805
G&K Services, Inc. .......................           500        13,450
IMS Health, Inc. .........................         1,000        28,500
Iron Mountain, Inc.* .....................           200         8,966
Learning Tree International, Inc.* .......           300         6,888
New Dun & Bradstreet
   Corporation* ..........................           200         5,640
Pittston Brink's Group ...................           300         6,687
Viad Corporation .........................         1,200        31,680
                                                            ----------
                                                               401,434

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.9%
Affiliated Managers Group, Inc.* .........            300    $   18,450
Ambac Financial Group, Inc. ..............            300        17,391
American Express Company .................          3,700       143,560
Bear Stearns Companies, Inc. .............            376        22,173
Charles Schwab Corporation ...............          5,900        90,270
Citigroup, Inc. ..........................         16,773       886,285
Eaton Vance Corporation ..................            600        21,150
Edwards (A.G.), Inc. .....................            700        31,500
Fannie Mae ...............................          2,800       238,420
Federated Investors, Inc. (Cl.B) .........            600        19,320
Franklin Resources, Inc. .................          1,500        68,655
Freddie Mac ..............................          1,800       126,000
Goldman Sachs Group, Inc. ................          1,800       154,440
J.P. Morgan Chase & Company ..............          4,736       211,226
Legg Mason, Inc. .........................            300        14,928
Merrill Lynch & Company, Inc. ............          2,100       124,425
Moody's Corporation ......................            400        13,400
Morgan Stanley Dean Witter
   & Company .............................          3,060       196,544
SEI Investments Company ..................            400        18,960
USA Education, Inc. ......................            400        29,200
Waddell & Reed Financial, Inc. ...........            700        22,323
                                                             ----------
                                                              2,468,620
DIVERSIFED METAL & MINING - 0.1%
Brush Engineered Materials, Inc. .........            400         6,400
Phelps Dodge Corporation .................            700        29,050
                                                             ----------
                                                                 35,450
DRUG RETAIL - 0.0%
Walgreen Company .........................          1,200        40,980

ELECTRIC UTILITIES - 1.2%
Calpine Corporation* .....................          1,100        41,580
DPL, Inc. ................................          1,000        28,960
Duke Energy Corporation ..................          3,800       148,238
Entergy Corporation ......................          3,700       142,043
Exelon Corporation .......................          2,487       159,466
IDACORP, Inc. ............................            400        13,952
Kansas City Power &
   Light Company .........................          1,100        26,675
Mirant Corporation* ......................          1,000        34,400
Niagra Mohawk Holdings, Inc.* ............         11,200       198,128
OGE Energy Corporation ...................            800        18,088
Orion Power Holdings, Inc.* ..............            500        11,905
Potomac Electric Power Company ...........          1,300        27,196
Reliant Energy, Inc. .....................          1,000        32,210
TECO Energy, Inc. ........................            600        18,300
TXU Corporation ..........................          1,100        52,998
Wisconsin Energy Corporation .............          1,400        33,278
                                                             ----------
                                                                987,417

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Asyst Technologies, Inc.* ................            400    $    5,400
Comdisco, Inc. ...........................          1,500         1,995
Cooper Industries, Inc. ..................            800        31,672
Hubbell, Inc. (Cl. B) ....................            700        20,300
Littlefuse, Inc.* ........................            200         5,358
Tecumseh Products Company ................            400        19,800
Vishay Intertechnology, Inc.* ............            200         4,600
                                                             ----------
                                                                 89,125
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Amphenol Corporation* ....................            200         8,010
Arrow Electronics, Inc.* .................          1,500        36,435
Cognex Corporation* ......................            300        10,155
DDi Corporation* .........................            100         2,000
Diebold, Inc. ............................            700        22,610
Jabil Circuit, Inc.* .....................          4,000       123,440
KEMET Corporation* .......................            300         5,943
Kopin Corporation* .......................            700         8,498
Newport Corporation* .....................            400        10,600
PerkinElmer, Inc. ........................            200         5,506
Plexus Corporation* ......................            500        16,500
Sanmina Corporation* .....................          4,000        93,640
SCI Systems, Inc.* .......................          1,900        48,450
Solectron Corporation* ...................          2,100        38,430
Tech Data Corporation* ...................            500        16,680
Varian, Inc.* ............................            500        16,150
Waters Corporation* ......................          2,200        60,742
                                                             ----------
                                                                523,789
EMPLOYMENT SERVICES - 0.1%
Heidrick & Struggles
   International, Inc.* ..................            600        12,198
Manpower, Inc. ...........................          1,300        38,870
Robert Half International, Inc.* .........            600        14,934
                                                             ----------
                                                                 66,002
ENVIRONMENTAL SERVICES - 0.3%
Allied Waste Industries, Inc.* ...........            500         9,340
Republic Services, Inc.* .................            500         9,925
Tetra Tech, Inc.* ........................            400        10,880
Waste Connections, Inc.* .................            200         7,200
Waste Management, Inc. ...................          5,812       179,126
                                                             ----------
                                                                216,471
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.1%
IMC Global, Inc. .........................          1,600        16,320
Monsanto Company .........................          1,300        48,100
                                                             ----------
                                                                 64,420
FOOD DISTRIBUTORS - 0.0%
SYSCO Corporation ........................          1,200        32,580

FOOD RETAIL - 0.3%
Kroger Company* ..........................          6,000       150,000
Safeway, Inc.* ...........................          2,200       105,600
Whole Foods Market, Inc.* ................            800        21,680
                                                             ----------
                                                                277,280

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
FOOTWEAR - 0.1%
NIKE, Inc. (Cl.B) ........................         1,500    $   62,985
Skechers USA, Inc.* ......................           300         8,769
Vans, Inc.* ..............................           200         4,700
                                                            ----------
                                                                76,454
FOREST PRODUCTS - 0.1%
Deltic Timber Corporation ................           100         2,880
Georgia-Pacific Corporation
   (Timber Group) ........................           800        28,600
Rayonier, Inc. ...........................           400        18,580
Weyerhaeuser Company .....................         1,000        54,970
                                                            ----------
                                                               105,030
GAS UTILITIES - 0.1%
Energen Corporation ......................           600        16,560
National Fuel Gas Company ................           300        15,597
WGL Holdings, Inc. .......................           800        21,688
                                                            ----------
                                                                53,845
GENERAL MERCHANDISE STORES - 1.1%
BJ's Wholesale Club, Inc.* ...............           400        21,304
Costco Wholesale Corporation* ............           500        20,540
Dollar General Corporation ...............           900        17,055
Dollar Tree Stores, Inc.* ................         1,500        41,760
Family Dollar Stores, Inc. ...............         2,600        66,638
Ross Stores, Inc. ........................         1,400        33,530
Target Corporation .......................         5,200       179,920
Wal-Mart Stores, Inc. ....................        11,600       566,080
                                                            ----------
                                                               946,827
GOLD - 0.0%
Newmont Mining Corporation ...............         1,815        33,777

HEALTH CARE DISTRIBUTORS & SERVICES - 0.4%
Accredo Health, Inc.* ....................           600        22,314
AdvancePCS* ..............................           100         6,405
AmeriSource Health Corporation* ..........           300        16,590
Apria Healthcare Group, Inc.* ............           400        11,540
Cardinal Health, Inc. ....................         1,350        93,150
Gentiva Health Services, Inc.* ...........           225         4,050
Hooper Holmes, Inc. ......................           600         6,150
Laboratory Corporation
   of America Holdings* ..................           700        53,830
LifePoint Hospitals, Inc.* ...............           400        17,712
Omnicare, Inc. ...........................         2,500        50,500
Quest Diagnostics, Inc.* .................           600        44,910
                                                            ----------
                                                               327,151

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
HEALTH CARE EQUIPMENT - 0.5%
Apogent Technologies, Inc.* ..............         1,000    $   24,600
Baxter International, Inc. ...............         1,700        83,300
Beckman Coulter, Inc. ....................         1,000        40,800
Boston Scientific Corporation* ...........         1,500        25,500
Coherent, Inc.* ..........................           100         3,617
Cytyc Corporation* .......................         1,500        34,575
DENTSPLY International, Inc. .............           200         8,870
Hillenbrand Industries, Inc. .............           400        22,844
Medtronic, Inc. ..........................         2,600       119,626
MiniMed, Inc.* ...........................           200         9,600
St. Jude Medical, Inc. ...................           300        18,000
Varian Medical Systems, Inc. .............           300        21,450
                                                            ----------
                                                               412,782
HEALTH CARE FACILITIES - 0.1%
Community Health Systems* ................           200         5,950
HCA, Inc. ................................           400        18,076
Health Management
   Association, Inc.* ....................         1,800        37,872
Tenet Healthcare Corporation* ............           300        15,477
Triad Hospitals, Inc.* ...................           410        11,816
Universal Health Services, Inc.*  ........           200         9,100
                                                            ----------
                                                                98,291
HEALTH CARE SUPPLIES - 0.1%
Edwards Lifesciences
   Corporation* ..........................           580        15,260
STERIS Corporation* ......................         1,100        22,055
                                                            ----------
                                                                37,315
HEAVY ELECTRICAL EQUIPMENT - 0.0%
Spectrasite Holdings, Inc.* ..............           700         5,068

HOME FURNISHINGS - 0.0%
Furniture Brands
   International, Inc.* ..................           500        14,000

HOME IMPROVEMENT RETAIL - 0.4%
Home Depot, Inc. .........................         6,850       318,868
Lowe's Companies, Inc. ...................           400        29,020
                                                            ----------
                                                               347,888
HOMEBUILING - 0.0%
Lennar Corporation .......................           300        12,510
Toll Brothers, Inc.* .....................           100         3,931
                                                            ----------
                                                                16,441
HOTELS - 0.2%
Carnival Corporation .....................         1,700        52,190
Extended Stay America, Inc.* .............           800        12,000
Marriott International, Inc. .............         1,000        47,340
Starwood Hotels & Resorts
   Worldwide, Inc. .......................           500        18,640
                                                            ----------
                                                               130,170

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
HOUSEHOLD APPLIANCES - 0.0%
Black & Decker Corporation ...............            500    $   19,730

HOUSEHOLD PRODUCTS - 0.6%
Clorox Company ...........................          1,800        61,110
Colgate-Palmolive Company ................          1,600        94,384
Dial Corporation .........................          1,000        14,250
Kimberly-Clark Corporation ...............          1,300        72,670
Procter & Gamble Company .................          4,500       287,100
                                                             ----------
                                                                529,514
HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc. .....................            500        19,180
Lancaster Colony Corporation .............            400        13,192
Newell Rubbermaid, Inc. ..................          1,600        40,160
                                                             ----------
                                                                 72,532
INDUSTRIAL CONGLOMERATES - 2.4%
General Electric Company .................         37,000     1,803,750
Matthews International
   Corporation ...........................            500        21,985
Minnesota Mining &
   Manufacturing Company .................          1,500       171,150
Teleflex, Inc. ...........................            500        22,000
Textron, Inc. ............................            300        16,512
                                                             ----------
                                                              2,035,397
INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc. ...........            500        22,875
Praxair, Inc. ............................            300        14,100
                                                             ----------
                                                                 36,975
INDUSTRIAL MACHINERY - 0.4%
Actuant Corporation* .....................            500         8,225
Danaher Corporation ......................            200        11,200
Dover Corporation ........................          1,600        60,240
Eaton Corporation ........................            100         7,010
Flowserve Corporation* ...................            800        24,600
Harsco Corporation .......................            400        10,852
Illinois Tool Works, Inc. ................            700        44,394
ITT Industries, Inc. .....................            900        39,825
Kaydon Corporation .......................            600        15,390
Mettler-Toledo International, Inc.* ......            300        12,735
Nordson Corporation ......................          2,100        48,951
Pall Corporation .........................          1,300        30,589
                                                             ----------
                                                                314,011
INSURANCE BROKERS - 0.2%
Aon Corporation ..........................          1,600        56,000
Brown & Brown, Inc. ......................            200         8,400
Gallagher (A.J.) & Company ...............            500        13,400
Marsh & McLennan
   Companies, Inc. .......................            900        90,900
                                                             ----------
                                                                168,700

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
INTEGRATED OIL & GAS - 1.7%
Amerada Hess Corporation .................            500    $   40,400
Chevron Corporation ......................          2,900       262,450
Conoco, Inc. (Cl.B) ......................            734        21,213
Exxon Mobil Corporation ..................          9,760       852,536
Occidental Petroleum Corporation .........          1,400        37,226
Texaco, Inc. .............................          2,200       146,520
USX-Marathon Group .......................          2,400        70,824
                                                             ----------
                                                              1,431,169
INTEGRATED TELECOMMUNICATION SERVICE - 1.8%
Allegiance Telecom, Inc.* ................          4,600        68,954
AT&T Corporation .........................          5,100       112,200
BellSouth Corporation ....................          5,400       217,458
Broadwing, Inc.* .........................            700        17,115
SBC Communications, Inc. .................         10,512       421,111
Sprint Corporation (FON Group) ...........          4,800       102,528
Time Warner Telecom, Inc.* ...............            200         6,704
Verizon Communications, Inc. .............          7,634       408,419
Williams Communication
   Group, Inc.* ..........................          1,398         4,124
WorldCom, Inc. - MCI Group* ..............              1            15
WorldCom, Inc. -
   WorldCom Group* .......................          9,223       137,976
                                                             ----------
                                                              1,496,604
INTERNET SOFTWARE & SERVICES - 0.5%
Akamai Technologies, Inc.* ...............            100           918
Ariba, Inc.* .............................            700         3,850
Art Technology Group, Inc.* ..............            100           580
CNET Networks, Inc.* .....................          1,800        23,400
Digex, Inc.* .............................            200         2,600
EarthLink, Inc.* .........................            500         7,050
Exodus Communications, Inc.* .............          7,900        16,274
Foundry Networks, Inc.* ..................            200         3,996
HomeStore.com, Inc.* .....................            300        10,488
Inktomi Corporation* .....................            200         1,918
Interwoven, Inc.* ........................            200         3,380
IntraNet Solutions, Inc.* ................            200         7,610
Liberate Technologies* ...................            300         3,285
Netegrity, Inc.* .........................            200         6,000
Openwave Systems, Inc.* ..................          1,061        36,817
Register.com, Inc.* ......................          3,700        57,313
SonicWALL, Inc.* .........................            500        12,605
VeriSign, Inc.* ..........................          3,200       192,032
Vignette Corporation* ....................          1,100         9,757
WebMD Corporation* .......................            800         5,600
                                                             ----------
                                                                405,473
IT CONSULTING & SERVICES - 0.2%
Affiliated Computer Services, Inc.* ......            400        28,764
Investment Technology
   Group, Inc.* ..........................            800        40,232
Keane, Inc.* .............................            200         4,400
KPMG Consulting, Inc.* ...................          2,400        36,840
SunGard Data Systems, Inc.* ..............          1,800        54,018
                                                             ----------
                                                                164,254

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
LEISURE PRODUCTS - 0.1%
International Speedway
   Corporation ...........................            200    $    8,400
Six Flags, Inc.* .........................            600        12,624
SCP Pool Corporation* ....................            900        30,996
                                                             ----------
                                                                 52,020
LIFE & HEALTH INSURANCE - 0.2%
Jefferson-Pilot Corporation ..............            600        28,992
Lincoln National Corporation .............            700        36,225
MetLife, Inc. ............................          1,000        30,980
StanCorp Financial Group, Inc. ...........            700        33,173
Torchmark Corporation ....................            800        32,168
UnumProvident Corporation ................            238         7,645
                                                             ----------
                                                                169,183
MANAGED HEALTH CARE - 0.4%
Caremark Rx, Inc.* .......................            400         6,580
CIGNA Corporation ........................            900        86,238
First Health Group Corporation* ..........            400         9,648
Health Net, Inc.* ........................          1,700        29,580
Oxford Health Plans, Inc.* ...............            300         8,580
UnitedHealth Group, Inc. .................          2,400       148,200
Wellpoint Health Networks, Inc.*  ........            500        47,120
                                                             ----------
                                                                335,946
MARINE - 0.0%
Alexander & Baldwin, Inc. ................            700        18,025

MEAT POULTRY & FISH - 0.0%
Smithfield Foods, Inc.* ..................            300        12,090

MOTORCYCLE MANUFACTURERS - 0.0%
Harley-Davidson, Inc. ....................            500        23,540

MOVIES & ENTERTAINMENT - 1.2%
AOL Time Warner, Inc.* ...................         10,300       545,900
Fox Entertainment Group, Inc.* ...........            600        16,740
Macrovision Corporation* .................            200        13,700
Viacom, Inc. (Cl.B)* .....................          5,187       268,427
Walt Disney Company ......................          5,842       168,775
                                                             ----------
                                                              1,013,542
MULTI-LINE INSURANCE - 0.9%
Allmerica Financial Corporation ..........            600        34,386
American Financial Group, Inc. ...........            400        12,116
American International
   Group, Inc. ...........................          6,975       599,850
Hartford Financial Services
   Group, Inc. ...........................          1,300        88,920
Loews Corporation ........................            600        38,658
Unitrin, Inc. ............................            800        30,720
                                                             ----------
                                                                804,650

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
MULTI-UTILITIES - 0.2%
Dynegy, Inc. .............................            800    $   37,200
Energy East Corporation ..................            700        14,637
SCANA Corporation ........................            631        17,920
Sierra Pacific Resources .................          1,100        17,589
UtiliCorp United, Inc. ...................            900        27,639
Williams Companies, Inc. .................          1,700        56,015
                                                             ----------
                                                                171,000
NETWORKING EQUIPMENT - 0.6%
Avaya, Inc.* .............................            824        11,289
Black Box Corporation* ...................            300        20,208
Brocade Communications
   Systems, Inc.* ........................            900        39,591
Cisco Systems, Inc.* .....................         21,900       398,580
Emulex Corporation* ......................            200         8,080
Extreme Networks, Inc.* ..................            100         2,950
Juniper Networks, Inc.* ..................          1,300        40,430
McDATA Corporation* ......................            272         4,774
Packeteer, Inc.* .........................            200         2,506
Redback Networks, Inc.* ..................            200         1,784
                                                             ----------
                                                                530,192
OFFICE SERVICES & SUPPLIES - 0.1%
Herman Miller, Inc. ......................            600        14,520
Pitney Bowes, Inc. .......................          1,000        42,120
Standard Register Company ................            700        13,055
Wallace Computer Services, Inc. ..........            800        13,232
                                                             ----------
                                                                 82,927
OIL & GAS DRILLING - 0.1%
Cooper Cameron Corporation* ..............            200        11,160
Diamond Offshore Drilling, Inc. ..........            300         9,915
ENSCO International, Inc. ................            900        21,060
Global Marine, Inc.* .....................          1,300        24,219
Marine Drilling Companies, Inc.*  ........            300         5,733
Transocean Sedco Forex, Inc.* ............            309        12,746
                                                             ----------
                                                                 84,833
OIL & GAS EQUIPMENT & SERVICES - 0.3%
Baker Hughes, Inc. .......................          1,500        50,250
BJ Services Company* .....................          1,000        28,380
Grant Prideco, Inc.* .....................            600        10,494
Schlumberger, Ltd. .......................          1,500        78,975
Smith International, Inc.* ...............            500        29,950
Tidewater, Inc. ..........................            400        15,080
Weatherford International, Inc.*  ........            600        28,800
                                                             ----------
                                                                241,929

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
OIL & GAS - EXPLORATION & PRODUCTION - 0.3%
Anadarko Petroleum Corporation ...........            863    $   46,628
Cabot Oil & Gas Corporation ..............            400         9,820
Louis Dreyfus Natural
   Gas Corporation* ......................            300        10,455
Murphy Oil Corporation ...................            400        29,440
Noble Affiliates, Inc. ...................            700        24,745
Ocean Energy, Inc. .......................            500         8,725
Spinnaker Exploration Company* ...........            100         3,986
Stone Energy Corporation* ................            300        13,290
Tom Brown, Inc.* .........................            200         4,800
Unocal Corporation .......................          3,300       112,695
                                                             ----------
                                                                264,584
OIL & GAS REFINING & MARKETING - 0.0%
Valero Energy Corporation ................            600        22,068

PACKAGED FOODS - 0.4%
Dean Foods Company .......................            400        16,080
Dole Food Company, Inc. ..................            200         3,810
Dreyer's Grand Ice Cream, Inc. ...........            400        11,160
Flowers Foods, Inc.* .....................            160         5,016
General Mills, Inc. ......................          1,200        52,536
Heinz (H.J.) Company .....................            900        36,801
McCormick & Company, Inc. ................          1,100        46,222
Quaker Oats Company ......................            400        36,500
Ralston Purina Group .....................          2,500        75,050
Tootsie Roll Industries, Inc. ............            406        15,647
Wm. Wrigley Jr. Company ..................            600        28,110
                                                             ----------
                                                                326,932
PAPER PACKAGING - 0.1%
Packaging Corporation
   of America* ...........................          1,800        27,954
Sonoco Products Company ..................          1,000        24,880
                                                             ----------
                                                                 52,834
PAPER PRODUCTS - 0.2%
Bowater, Inc. ............................            300        13,422
Glatfelter (P.H.) Company ................            700         9,996
International Paper Company ..............          2,200        78,540
Mead Corporation .........................            500        13,570
Potlatch Corporation .....................            300        10,320
Wausau-Mosinee Paper
   Corporation ...........................          1,000        12,890
                                                             ----------
                                                                138,738
PERSONAL PRODUCTS - 0.1%
Carter-Wallace, Inc. .....................            400         7,740
Gillette Company .........................          2,100        60,879
                                                             ----------
                                                                 68,619

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%
Abbott Laboratories ......................          5,500    $  264,055
Allergan, Inc. ...........................            300        25,650
Amerian Home Products
   Corporation ...........................          5,400       315,576
Bristol-Myers Squibb Company .............          3,400       177,820
Eli Lilly & Company ......................          3,700       273,800
Forest Laboratories, Inc.* ...............            400        28,400
IVAX Corporation* ........................          1,550        60,450
Johnson & Johnson ........................         10,688       534,400
King Pharmaceuticals, Inc.* ..............            550        29,563
Merck & Company, Inc. ....................          4,000       255,640
Mylan Laboratories, Inc. .................            800        22,504
Pfizer, Inc. .............................         21,675       868,084
Pharmacia Corporation ....................          5,642       259,250
                                                             ----------
                                                              3,115,192
PRECIOUS METALS & MINERALS - 0.0%
Stillwater Mining Company* ...............            600        17,550

PROPERTY & CASUALTY INSURANCE - 0.6%
Allstate Corporation .....................          2,800       123,172
Berkshire Hathaway, Inc. (Cl. A)* ........              1        69,400
Chubb Corporation ........................            300        23,229
Cincinnati Financial Corporation .........            300        11,850
MBIA, Inc. ...............................            300        16,704
MGIC Investment Corporation ..............            600        43,584
Old Republic International
   Corporation ...........................          2,400        69,600
PMI Group, Inc. ..........................            200        14,330
Progressive Corporation ..................            400        54,076
Radian Group, Inc. .......................            600        24,270
SAFECO Corporation .......................            400        11,800
St. Paul Companies, Inc. .................            600        30,414
Triad Guaranty, Inc.* ....................            300        12,000
XL Capital Ltd. ..........................            500        41,050
                                                             ----------
                                                                545,479
PUBLISHING & PRINITING - 0.3%
Belo Corporation .........................            900        16,956
Dow Jones & Company, Inc. ................            300        17,913
Gannett Company, Inc. ....................          1,300        85,670
Getty Images, Inc.* ......................            400        10,504
Knight-Ridder, Inc. ......................            800        47,440
McGraw-Hill Companies, Inc. ..............            600        39,690
Meredith Corporation (Cl. A) .............            100         3,581
Reader's Digest Association, Inc. ........            300         8,625
Scholastic Corporation* ..................            200         9,000
Tribune Company ..........................            700        28,007
                                                             ----------
                                                                267,386
RAILROADS - 0.1%
Burlington Northern Santa Fe
   Corporation ...........................          1,400        42,238
Union Pacific Corporation ................          1,300        71,383
                                                             ----------
                                                                113,621

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
AMB Property Corporation .................            600    $   15,456
Apartment Investment &
   Management Company ....................            300        14,460
Archstone Communities Trust ..............            300         7,731
Bedford Property Investors, Inc. .........            500        10,475
Boston Properties, Inc. ..................            800        32,720
Cabot Industrial Trust ...................          1,100        23,056
Camden Property Trust ....................            500        18,350
Cousins Properties, Inc. .................            400        10,760
Crescent Real Estate
   Equities Company ......................            400         9,828
Duke-Weeks Realty Corporation ............            500        12,425
Equity Office Properties Trust ...........          1,100        34,793
Equity Residential Properties Trust ......            600        33,930
JP Realty, Inc. ..........................            600        14,700
LaSalle Hotel Properties .................          1,500        26,730
ProLogis Trust ...........................            700        15,904
Simon Property Group, Inc. ...............            300         8,991
Spieker Properties, Inc. .................            700        41,965
Vornado Realty Trust .....................            200         7,808
                                                             ----------
                                                                340,082
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Catellus
   Development Corporation* ..............            400         6,980
Rouse Company ............................          1,100        31,515
Trammell Crow Company* ...................            900         9,945
                                                             ----------
                                                                 48,440
REINSURANCE - 0.0%
Transatlantic Holdings, Inc. .............            300        36,753

RESTAURANTS - 0.3%
Brinker International, Inc.* .............            600        15,510
California Pizza Kitchen, Inc.* ..........            300         6,975
CBRL Group, Inc. .........................            400         6,780
CEC Entertainment, Inc.* .................            100         4,935
Cheesecake Factory, Inc.* ................            300         8,490
Darden Restaurants, Inc. .................            800        22,320
McDonald's Corporation ...................          3,100        83,886
Outback Steakhouse, Inc.* ................          2,400        69,120
P.F. Chang's China Bistro, Inc.*  ........            200         7,580
RARE Hospitality
   International, Inc.* ..................            200         4,520
Sonic Corporation* .......................            100         3,173
Tricon Global Restaurants, Inc.*  ........            740        32,486
Wendy's International, Inc. ..............            300         7,662
                                                             ----------
                                                                273,437

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.* .................          3,300    $  162,030
Cabot Microelectronics
   Corporation* ..........................            508        31,496
KLA-Tencor Corporation* ..................          3,100       181,257
LAM Research Corporation* ................            600        17,790
LTX Corporation* .........................            500        12,780
Varian Semiconductor
   Equipment Associates, Inc.* ...........            500        21,000
                                                             ----------
                                                                426,353
SEMICONDUCTORS - 1.6%
Alliance Semiconductor
   Corporation* ..........................            500         6,010
Altera Corporation* ......................          1,900        55,100
Analog Devices, Inc.* ....................          7,034       304,221
Applied Micro Circuits
   Corporation* ..........................          1,300        22,360
Atmel Corporation* .......................          2,000        26,980
Cree, Inc.* ..............................            600        15,690
Cypress Semiconductor
   Corporation* ..........................            400         9,540
Flextronics International, Ltd.*  ........          8,200       214,102
GlobeSpan, Inc.* .........................            100         1,460
Integrated Device
   Technology, Inc.* .....................            200         6,338
Integrated Silicon Solutions, Inc.* ......            300         4,170
Intel Corporation ........................         13,400       391,950
Lattice Semiconductor
   Corporation* ..........................            600        14,640
Maxim Integrated Products, Inc.*  ........          2,000        88,420
Micrel, Inc.* ............................            400        13,200
RF Micro Devices, Inc.* ..................            200         5,360
Microchip Technology, Inc.* ..............            400        13,372
Pericom Semiconductor
   Corporation* ..........................            200         3,144
Pixelworks, Inc.* ........................            500        17,870
PMC-Sierra, Inc.* ........................            500        15,535
Semtech Corporation* .....................            200         6,000
Silicon Storage Technology, Inc.* ........            300         3,039
Texas Instruments, Inc. ..................          3,300       108,405
TranSwitch Corporation* ..................            600         6,600
TriQuint Semiconductor, Inc.* ............            300         6,750
Xilinx, Inc.* ............................            800        32,992
                                                             ----------
                                                              1,393,248
SOFT DRINKS - 0.7%
Coca-Cola Company ........................          8,000       360,000
PepsiAmericas, Inc. ......................            600         7,980
PepsiCo, Inc. ............................          4,800       212,160
                                                             ----------
                                                                580,140

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
-------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.2%
Arch Chemicals, Inc. .....................          1,000    $    20,830
Cabot Corporation ........................          1,900         68,438
Crompton Corporation .....................          1,300         14,170
Ferro Corporation ........................            700         15,267
Grace (W.R) & Company* ...................          3,300          5,775
Great Lakes Chemical
   Corporation ...........................            300          9,255
PolyOne Corporation ......................            900          9,369
Solutia, Inc. ............................          3,780         48,195
Symyx Technologies, Inc.* ................            300          7,887
                                                             -----------
                                                                 199,186
SPECIALTY STORES - 0.1%
Copart, Inc.* ............................            300          8,775
Michaels Stores, Inc.* ...................            200          8,200
O'Reilly Automotive, Inc.* ...............            700         20,090
Pier 1 Imports, Inc. .....................            600          6,900
Tiffany & Company ........................          1,300         47,086
Williams-Sonoma, Inc.* ...................            600         23,292
                                                             -----------
                                                                 114,343
STEEL - 0.1%
Allegheny Technologies, Inc. .............            800         14,472
Carpenter Technology
   Corporation ...........................            800         23,432
Cleveland-Cliffs, Inc. ...................            300          5,550
Nucor Corporation ........................          1,400         68,446
USX-US Steel Group .......................            300          6,045
                                                             -----------
                                                                 117,945
SYSTEMS SOFTWARE - 1.8%
BEA Systems, Inc.* .......................          1,300         39,923
BMC Software, Inc.* ......................            100          2,254
Embarcadero Technologies, Inc.* ..........            500         11,155
Informix Corporation* ....................             37            216
Micromuse, Inc.* .........................            200          5,598
Microsoft Corporation* ...................         14,700      1,073,100
Oracle Corporation* ......................         14,200        269,800
Sybase, Inc.* ............................            732         12,041
Symantec Corporation* ....................            300         13,107
VERITAS Software Corporation* ............          1,600        106,448
                                                             -----------
                                                               1,533,642

                                                   NUMBER       MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES     VALUE
-------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.7%
ADTRAN, Inc.* ............................            400    $     8,200
Audiovox Corporation* ....................            700          7,770
CIENA Corporation* .......................          2,800        106,400
Comverse Technology, Inc.* ...............            300         17,130
DMC Stratex Networks, Inc.* ..............            800          8,000
Finisar Corporation* .....................            300          5,604
Harmonic, Inc.* ..........................            800          8,000
JDS Uniphase Corporation* ................          7,240         92,310
ONI Systems Corporation* .................          3,200         89,280
Plantronics, Inc.* .......................            300          6,945
Polycom, Inc.* ...........................            500         11,545
Powerwave Technologies, Inc.* ............            200          2,900
Proxim, Inc.* ............................          1,200         16,920
QUALCOMM, Inc,* ..........................          3,200        187,136
Sonus Networks, Inc.* ....................          1,900         44,384
                                                             -----------
                                                                 612,524
TEXTILES - 0.0%
Unifi, Inc.* .............................          1,300         11,050

TIRES & RUBBER - 0.0%
Goodyear Tire & Rubber
   Company ...............................            900         25,200

TOBACCO - 0.6%
Philip Morris Companies, Inc. ............          9,000        441,000
Universal Corporation ....................            700         27,762
                                                             -----------
                                                                 468,762
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Genuine Parts Company ....................            650         20,475

TRUCKING - 0.1%
Robinson (C.H.) Worldwide, Inc. ..........            600         16,734
CNF, Inc. ................................          1,200         33,900
Dollar Thrifty Automotive
   Group, Inc.* ..........................            900         21,600
                                                             -----------
                                                                  72,234
WATER UTILITIES - 0.0%
American Water Works
   Company, Inc. .........................            900         29,673

WIRELESS TELECOMMUNICATIONS SERVICES - 0.3%
American Tower Corporation* ..............            500         10,335
AT&T Wireless Group* .....................          1,200         19,620
Leap Wireless International, Inc.* .......            100          3,030
Nextel Communications, Inc.* .............          2,200         38,500
Sprint Corporation (PCS Group)* ..........          2,400         57,960
Telephone & Data Systems, Inc. ...........            200         21,750
Triton PCS Holdings, Inc.* ...............          1,700         69,700
Western Wireless
   Corporation (Cl. A)* ..................          1,500         64,500
                                                             -----------
                                                                 285,395
                                                             -----------
   Total common stocks - 44.4% ..........................     38,149,301

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

U.S. GOVERNMENT &                              PRINCIPAL        MARKET
GOVERNMENT AGENCIES                             AMOUNT          VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 10.6%
Federal Home Loan Mortgage Corporation:
   Freddie Mac, 7.00% - 2010 .............    $   435,000    $   459,991
   FHR 2296 PG, 6.35% - 2026 .............        265,000        265,466
   FSPC T-31 A, 6.502% - 2030 ............        300,000        298,320
   FHLMC Gold #C01095,
      7.00% - 2030 .......................        999,237      1,005,792
                                                             -----------
                                                               2,029,569
Fannie Mae:
   7.125% - 2005 .........................        250,000        265,470
   5.50% - 2006 ..........................      1,475,000      1,473,156
   6.00% - 2013 ..........................        585,225        581,415
   7.00% - 2015 ..........................        749,923        764,397
   6.00% - 2016 ..........................        399,639        393,784
   6.00% - 2016 ..........................        358,656        355,356
   6.50% - 2016 ..........................        243,000        244,443
   7.125% - 2030 .........................        135,000        144,309
                                                             -----------
                                                               4,222,330
Government National Mortgage Association:
   #67365, 11.50% - 2013 .................         16,635         18,651
   #780057, 7.50% - 2025 .................         35,449         36,640
   #2102, 8.00% - 2025 ...................         14,929         15,525
   #412429, 8.50% - 2025 .................         22,138         23,386
   #410891, 7.00% - 2026 .................        148,324        150,393
   #426384, 7.00% - 2026 .................        227,258        230,428
   #402684, 8.00% - 2026 .................         41,429         43,122
   #427029, 8.50% - 2026 .................         82,095         86,404
   #435589, 8.50% - 2026 .................         30,676         32,286
   #781129, 7.00% - 2028 .................        164,020        165,726
   #464553, 6.50% - 2029 .................        152,909        151,418
   #494262, 6.50% - 2029 .................        162,979        161,390
   #496341, 6.50% - 2029 .................         66,451         65,803
   #497229, 6.50% - 2029 .................         26,728         26,467
   #497237, 6.50% - 2029 .................        649,395        643,063
   #498528, 6.50% - 2029 .................        595,310        589,506
   #499145, 6.50% - 2029 .................        237,816        235,497
   #506284, 6.50% - 2029 .................        182,414        180,635
                                                             -----------
                                                               2,856,340
                                                             -----------
   Total U.S. government agencies - 10.6% ...............      9,108,239

U.S. GOVERNMENT SECURITIES - 7.8%
U.S. Treasury Bonds:
   6.25% - 2023 ..........................         95,000         98,876
   6.875% - 2025 .........................         35,000         39,306
   6.75% - 2026 ..........................      1,590,000      1,764,026
   6.625% - 2027 .........................        325,000        356,018
   5.50% - 2028 ..........................        635,000        602,094
   6.25% - 2030 ..........................        255,000        270,417
                                                             -----------
                                                               3,130,737

U.S. GOVERNMENT &                              PRINCIPAL        MARKET
GOVERNMENT AGENCIES (CONTINUED)                 AMOUNT          VALUE
-------------------------------------------------------------------------
U.S. Treasury Notes:
   4.25% - 2003 ..........................    $   750,000    $   746,498
   5.75% - 2005 ..........................        520,000        535,600
   6.50% - 2005 ..........................        200,000        211,754
   6.75% - 2005 ..........................        100,000        106,476
   6.25% - 2007 ..........................      1,700,000      1,792,548
   5.75% - 2010 ..........................         30,000         30,698
   6.50% - 2010 ..........................        110,000        118,172
                                                             -----------
                                                               3,541,746
                                                             -----------
   Total U.S. government securities - 7.8% ..............      6,672,483
                                                             -----------
   Total U.S. government &
      government agencies - 18.4% .......................     15,780,722

ASSET BACKED SECURITIES
-----------------------
AUTO - 1.2%
Harley-Davidson Eaglemark Motorcycle
   Trust, 7.14% - 2006 ...................        600,000        622,470
Harley-Davidson Motorcycle
   Trust, 5.29% - 2009 ...................        119,752        119,984
Toyota Auto Receivables Owners
   Trust, 6.80% - 2007 ...................        300,000        311,700
                                                             -----------
                                                               1,054,154
CREDIT CARDS - 1.0%
Citibank Credit Card Issuance Trust:
   7.45% - 2005 ..........................        250,000        258,038
   6.90% - 2007 ..........................        325,000        338,861
MBNA Credit Card Master Note
   Trust, 5.75% - 2006 ...................        250,000        249,370
                                                             -----------
                                                                 846,269
HOME EQUITY LOANS - 0.6%
Advanta Home Equity Loan
   Trust (Cl. A2), 5.95% - 2009 ..........         57,278         57,131
BankBoston Home Equity Loan
   Trust, 6.35% - 2013 ...................        150,000        150,899
Mellon Residential Funding
   Corporation, 5.945% - 2011 ............        275,000        274,742
                                                             -----------
                                                                 482,772
OTHER - 0.2%
GE Capital Commercial Mortgage
   Corporation, 6.531% - 2011 ............        225,000        222,343
                                                             -----------
   Total asset backed securities - 3.0% .................      2,605,538

COMMERCIAL MORTGAGE BACKED SECURITIES
-------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
JP Morgan Commerical Mortgage
   Finance Corporation,
   7.371% - 2032 .........................        300,000        312,696
Salomon Brothers
   Mortgage Securities VII,
   7.52% - 2009 ..........................        300,000        315,699
                                                             -----------
                                                                 628,395

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                  NUMBER      MARKET
MISCELLANEOUS ASSETS                             OF SHARES    VALUE
-----------------------------------------------------------------------
RIGHTS - 0.0%
Eidos plc - N/P ..........................         1,416    $    1,797
Portugal Telecom SGPS -
   Bonus Rights ..........................         1,400           190
                                                            ----------
                                                                 1,987
WARRANTS - 0.0%
Dime Bancorp Litigation
   Tracking Warrant ......................         1,400           392
TravelCenters of America
   Warrant ...............................           150            15
                                                            ----------
                                                                   407
                                                            ----------
   Total miscellaneous assets - 0.0% ...................         2,394

FOREIGN CORPORATE BONDS
-----------------------
CANADA - 0.2%
Rogers Cantel, Inc.:
   9.375% - 2008 .........................    $   75,000        73,688
   9.75% - 2016 ..........................    $  100,000        98,000
Rogers Wireless, Inc.,
   9.625% - 2011 .........................    $   50,000        50,250
                                                            ----------
                                                               221,938
NETHERLANDS - 0.3%
Koninklijke KPN N.V.,
   8.00% - 2010 ..........................    $  110,000       108,266

UNITED KINGDOM - 0.2%
BG Transco Holdings plc:
   6.86609% - 2009 .......................    $    1,000         1,392
   4.1875% - 2022 ........................    $    1,000         1,413
   7.00% - 2024 ..........................    $    1,000         1,465
British Telecom plc,
   8.125% - 2010 .........................    $  120,000       127,500
Intertek Finance plc,
   10.25% - 2006 .........................    $   25,000        19,500
Orange plc, 9.00% - 2009 .................    $  100,000       104,250
Telewest Communication plc,
   11.00% - 2007 .........................    $   50,000        42,125
                                                            ----------
                                                               297,645
                                                            ----------
   Total foreign bonds - 0.7% ..........................       627,849

FOREIGN GOVERNMENT ISSUES
-------------------------
CANADA - 0.1%
Province of Manitoba,
   7.50% - 2010 ..........................    $   60,000        65,310

                                                   NUMBER     MARKET
FOREIGN STOCKS                                   OF SHARES    VALUE
-----------------------------------------------------------------------
ARGENTINA - 0.0%
BBVA Banco Frances S.A. ADR ..............         1,405    $   34,844

AUSTRALIA - 0.7%
AMP, Ltd. ................................         3,000        33,524
Australia & New Zealand
   Banking Group, Ltd. ...................         8,800        75,582
Commonwealth Bank of Australia ...........         4,500        78,082
Lion Nathan, Ltd. ........................        10,000        22,064
News Corporation, Ltd. ADR ...............         1,200        44,580
Publishing & Broadcasting, Ltd. ..........         6,400        29,527
Rio Tinto, Ltd. ..........................         5,100        88,467
Santos, Ltd. .............................         7,400        24,402
Telstra Corporation, Ltd. ................        10,000        27,336
Westfield Trust ..........................        21,800        37,195
Woolworths, Ltd. .........................        19,400       108,428
                                                            ----------
                                                               569,187
AUSTRIA - 0.0%
OMV AG ...................................            50         4,191

BELGIUM - 0.2%
Fortis (Cl.B) ............................         1,100        26,541
G.I.B Group S.A ..........................           700        28,298
GIMV N.V .................................           500        16,085
KBC Bancassurance Holding ................           800        28,446
Union Miniere S.A ........................           800        31,764
                                                            ----------
                                                               131,134
BRAZIL - 0.3%
Banco Bradesco S.A. ADR ..................         7,200        37,368
Centrais Eletricas
   Brasileiras S.A. ADR ..................         4,400        25,740
Companhia Vale
   do Rio Doce ADR .......................         1,900        44,080
Petroleo Brasileiro S.A. ADR* ............         2,900        67,831
Telecommunicacoes
   Brasileiras S.A. ADR ..................         1,300        60,775
Uniao de Bancos
   Brasileiros S.A. GDR ..................         1,800        45,810
                                                            ----------
                                                               281,604
CANADA - 0.1%
Barrick Gold Corporation .................         2,400        36,360
Inco, Ltd.* ..............................         1,000        17,260
                                                            ----------
                                                                53,620
CHILE - 0.1%
Banco Santiago S.A. ADR ..................         3,500        79,835

DENMARK - 0.1%
Bang & Olufsen Holdings A/S ..............           600        13,850
Danisco A/S ..............................           100         3,662
Novo Nordisk A/S .........................           500        22,117
Novozymes A/S ............................           100         2,087
Radiometer A/S ...........................           500        10,746
TDC A/S ..................................           300        10,814
                                                            ----------
                                                                63,276

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER     MARKET
FOREIGN STOCKS                                   OF SHARES    VALUE
-----------------------------------------------------------------------
FINLAND - 0.2%
Nokia Oyj ADR ............................         9,200    $  202,768
Sonera Oyj ...............................         1,400        10,916
                                                            ----------
                                                               213,684
FRANCE - 1.6%
Accor S.A ................................           383        16,164
Alcatel S.A ..............................         2,838        59,345
Alstom ...................................           674        18,750
Assurances Generales de France ...........           413        22,972
Aventis S.A ..............................         2,165       172,841
Axa ......................................         1,660        47,290
BNP Paribas S.A ..........................           611        53,176
Bollore Investissement ...................           233        10,652
Bouygues S.A .............................         1,015        34,303
Cap Gemini S.A ...........................           294        21,405
Carrefour S.A ............................           979        51,801
Christion Dior S.A .......................         1,110        39,938
Coflexip S.A .............................           111        16,718
Credit Lyonnais S.A ......................           717        25,871
Eiffage S.A ..............................           156        10,935
Elior ....................................         1,490        16,588
Eridania Beghin-Say S.A ..................           209        17,163
France Telecom S.A. ADR ..................         1,200        57,960
Lafarge S.A ..............................           176        15,049
L'Oreal S.A ..............................         1,050        67,781
Pechiney S.A .............................           347        17,626
PSA Peugeot Citroen ......................            63        17,105
Publicis S.A .............................         1,022        24,745
Remy Cointreau S.A .......................           662        19,055
Renault S.A ..............................           307        13,853
Rhodia S.A ...............................         1,165        12,822
Simco S.A ................................           187        12,095
Societe BIC S.A ..........................           456        16,600
Societe Generale .........................           430        25,464
Sodexho Alliance S.A .....................           328        15,314
Suez S.A .................................         5,110       164,393
Thomson Multimedia* ......................           365        11,742
TotalFinaElf S.A .........................         1,158       162,152
Vivendi Universal SA ADR .................           940        54,520
Zodiac S.A ...............................            38         9,227
                                                            ----------
                                                             1,353,415

                                                   NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES    VALUE
-----------------------------------------------------------------------
GERMANY - 1.2%
Adidas-Salomon AG ........................           229    $   14,028
Allianz AG ...............................           340        99,234
AVA Allgemeine Handelsgesellschaft
   der Verbraucher AG ....................           236         7,882
Bankgesellschaft Berlin AG ...............         1,900        15,281
BASF AG ..................................         2,637       104,034
DaimlerChrysler AG .......................           742        34,079
DBV-Winterthur Holding AG ................           714        25,992
Deutsche Bank AG* ........................         1,497       107,269
Deutsche Telekom AG ......................         5,035       114,750
Deutz AG* ................................         5,100        11,744
DAB Bank AG* .............................           732        10,070
EM.TV & Merchandising AG* ................           300           543
E.On AG ..................................         1,822        95,543
Epcos AG .................................           353        19,219
Fresenius AG* ............................           172        14,707
Hoechst AG ...............................           626        29,413
Bayerische Hypo-und
   Vereinsbank AG ........................           872        43,113
IM Internationalmedia AG* ................           275         6,798
Metro AG .................................           298        11,131
Muenchener Rueckversicherungs-
   Gesellschaft AG .......................           161        44,871
MVV Energie AG ...........................           592         8,204
SAP AG ...................................           293        40,658
SGL Carbon AG* ...........................           200         6,976
Siemens AG ...............................         1,831       112,384
Volkswagen AG ............................         1,621        76,165
                                                            ----------
                                                             1,054,088
HONG KONG - 0.6%
Cheung Kong Holdings, Ltd. ...............        10,000       108,976
HongKong Electric Holdings, Ltd. .........         9,000        34,616
Hutchison Whampoa, Ltd. ..................        17,400       175,675
Johnson Electric Holdings, Ltd. ..........        97,000       133,066
Pacific Century CyberWorks,
   Ltd. ADR* .............................         1,551         4,451
Yue Yuen Industrial Holdings, Ltd. .......        22,000        43,718
                                                            ----------
                                                               500,502
IRELAND - 0.1%
Allied Irish Banks plc ...................         4,000        46,055
eircom plc ...............................         4,100         4,495
Jefferson Smurfit Group plc ..............            95           174
                                                            ----------
                                                                50,724

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES    VALUE
-----------------------------------------------------------------------
ITALY - 0.6%
Banca Nazionale del Lavoro* ..............         4,100    $   12,843
Banca Popolare di Milano Scrl ............         1,100         4,330
Brembo SpA ...............................         1,500        11,416
ENI SpA ..................................           750         9,143
ENI SpA ADR ..............................         1,400        86,380
Fiat SpA .................................           600        11,734
Ifil SpA - Finanziaria di
   Partecipazioni SpA ....................           800         4,545
Istituto Nazionale delle
   Assicurazioni SpA* ....................        11,349        23,059
IntesaBCI SpA ............................        30,970       109,334
Mediaset SpA .............................         3,400        28,612
San Paolo - IMI SpA ......................           193         2,474
Seat Pagine Gialle SpA* ..................           428           440
Telecom Italia Mobile SpA ................        16,300        83,073
Telecom Italia SpA .......................         8,855        79,464
UniCredito Italiano SpA ..................        17,000        72,968
                                                            ----------
                                                               539,815
JAPAN - 3.0%
Advantest Corporation ....................           300        25,714
Asatsu-DK, Inc. ..........................         1,000        20,285
Bridgestone Corporation ..................         2,000        20,927
Canon, Inc. ..............................         2,000        80,821
Chugai Pharmaceutical
   Company, Ltd. .........................         2,000        30,420
Citizen Watch Company, Ltd. ..............         5,000        30,468
Cosmo Oil Company, Ltd. ..................         9,000        22,370
Daito Trust Construction
   Company, Ltd. .........................           900        15,262
Disco Corporation ........................           200        11,466
Enix Corporation .........................         1,000        25,176
Fujikura, Ltd. ...........................        17,000       103,592
Glory, Ltd. ..............................         1,000        15,956
Goldcrest Company, Ltd. ..................           200        10,904
Goldcrest Company, Ltd. - New* ...........           100         5,452
Hitachi, Ltd. ............................         3,000        29,466
Hitachi, Ltd. ADR ........................           600        59,394
Honda Motor Company, Ltd. ................         1,000        43,938
Honda Motor Company, Ltd. ADR ............           200        17,598
Isuzu Motors, Ltd.* ......................         8,000        17,511
Itochu Techno-Science
   Corporation ...........................           100        11,385
Kansai Electric Power
   Company, Inc. .........................         2,700        45,787
Kao Corporation ..........................         2,000        49,711
Kyocera Corporation ......................           600        52,919
Matsushita Electric Industrial
   Company, Ltd. .........................         7,000       109,557
Mitsubishi Corporation ...................        14,000       112,813
Mitsubishi Electric Corporation ..........        20,000        99,102
Mizuho Holdings, Inc. ....................            32       148,831

                                                   NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES    VALUE
-----------------------------------------------------------------------
JAPAN - (CONTINUED)
Mochida Pharmaceutical
   Company, Ltd. .........................         2,000    $   16,709
Mycal Corporation ........................         7,000         7,633
Nintendo Company, Ltd. ...................           200        36,401
Nippon Electric Glass
   Company, Ltd. .........................         1,000        14,176
Nippon Yusen Kabushiki Kaisha ............         8,000        31,687
Nissan Motor Company, Ltd. ...............        12,000        82,842
NSK, Ltd. ................................         5,000        21,608
NTT DoCoMo, Inc. .........................             7       121,793
Oji Paper Company, Ltd. ..................         6,000        29,682
Omron Corporation ........................         2,000        36,161
Pioneer Corporation ......................         4,000       121,552
Sekisui Chemical Company, Ltd. ...........         6,000        24,824
Sony Corporation .........................         1,400        92,046
Sumitomo Mitsui Banking
   Corporation ...........................        11,000        90,843
Sumitomo Chemical
   Company, Ltd. .........................         9,000        40,627
Sumitomo Marine & Fire
   Insurance Company, Ltd. ...............         7,000        39,120
Sumitomo Trust & Banking
   Company, Ltd. .........................         7,000        44,059
Takashimaya Company, Ltd. ................         4,000        27,902
Takeda Chemical Industries, Ltd. .........         2,000        93,008
Teijin, Ltd. .............................        13,000        73,068
Terumu Corporation .......................         2,000        36,722
Tokyo Electric Power
   Company, Inc. .........................         1,900        49,206
Tokyo Seimitsu Company, Ltd. .............         1,000        51,475
Wacoal Corporation .......................         4,000        42,816
Yakult Honsha Company, Ltd. ..............         5,000        53,921
Yamada Denki Company, Ltd. ...............           200        16,357
Yamaguchi Bank, Ltd. .....................         4,000        25,240
Yasuda Trust & Banking
   Company, Ltd.* ........................        51,000        38,847
Yokogawa Electric Corporation ............         2,000        17,800
                                                            ----------
                                                             2,594,950
LUXEMBOURG - 0.2%
Millicom International
   Cellular S.A.* ........................         7,200       180,720
Thiel Logistik AG* .......................           332         5,340
                                                            ----------
                                                               186,060
MALAYSIA - 0.0%
Malayan Cement Berhad ....................         7,500         1,974

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES    VALUE
-----------------------------------------------------------------------
MEXICO - 0.5%
America Movil S.A. de CV .................         3,300    $   68,838
Cemex S.A. de CV .........................        14,043        74,407
Fomento Economico Mexicano,
   S.A. de CV ............................        12,500        52,957
Kimberly - Clark de Mexico
   S.A. de CV ............................        18,800        55,981
Telefonos de Mexico
   S.A. de CV ADR ........................         3,300       115,797
Wal-Mart de Mexico S.A. de CV ............        25,500        69,029
                                                            ----------
                                                               437,009
NETHERLANDS - 1.3%
ABN AMRO Holding N.V .....................         1,987        37,328
Aegon N.V ................................         1,375        38,705
ASML Holding N.V .........................           557        12,491
Corio N.V ................................           882        19,339
CSM N.V ..................................         1,097        22,893
Draka Holding N.V ........................           293        14,809
Elsevier N.V .............................         1,602        19,937
Getronics N.V ............................           882         3,659
Heineken N.V .............................           585        23,589
Ing Groep N.V ............................         1,745       114,049
Koninklijke (Royal) KPN N.V.* ............         1,581         8,968
Koninklijke (Royal) Philips
   Electronics N.V .......................         2,007        53,045
KPNQwest N.V.* ...........................           388         3,410
QIAGEN N.V.* .............................           229         5,041
Royal Dutch Petroleum
   Company NY ............................        10,300       600,181
Teleplan International N.V.* .............           153         3,588
TNT Post Group N.V .......................           714        14,900
Unilever N.V .............................         1,300        77,441
United Pan-Europe
   Communications N.V.* ..................         1,773         4,503
                                                            ----------
                                                             1,077,876
NEW ZEALAND - 0.0%
Telecom Corporation of
   New Zealand, Ltd. .....................         5,000        11,313
Telecom New Zealand ADR ..................           400         7,260
                                                            ----------
                                                                18,573
NORWAY - 0.1%
Bergesen d.y. ASA ........................         1,500        27,314
DNB Holding ASA ..........................         3,300        14,316
Norsk Hydro ASA ..........................         1,200        50,836
Orkla ASA ................................           600        10,861
                                                            ----------
                                                               103,327
PORTUGAL - 0.0%
Portugal Telecom SGPS S.A.* ..............         1,400         9,766

                                                   NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES    VALUE
-----------------------------------------------------------------------
SINGAPORE - 0.2%
Capitaland, Ltd.* ........................         8,000    $   10,977
City Developments, Ltd. ..................         2,000         7,739
Cycle & Carriage, Ltd. ...................         3,000         5,269
DBS Group Holdings, Ltd. .................         4,652        34,213
Oversea - Chinese Banking
   Corporation, Ltd. .....................         6,300        41,147
Singapore Airlines, Ltd. .................         6,000        41,493
Singapore Land, Ltd. .....................         6,000        12,711
Singapore Press Holdings, Ltd. ...........         3,000        32,931
Singapore
   Telecommunications, Ltd. ..............        26,000        27,113
                                                            ----------
                                                               213,593
SPAIN - 0.4%
Banco Bilboa Vizcaya
   Argentaria S.A. ADR ...................         8,700       112,404
Iberdrola S.A ............................         7,300        93,630
Prosegur Comp Seguridad S.A ..............         1,800        23,239
Repsol YPF, S.A. ADR .....................         2,000        33,320
Telefonica S.A. ADR* .....................         2,234        83,172
                                                            ----------
                                                               345,765
SWEDEN - 0.3%
Electrolux AB (Cl. B) ....................         1,100        15,208
Nordea AB ................................        10,163        58,362
Sandvik AB ...............................           800        16,095
Securitas AB .............................           900        15,750
Svenska Cellulosa AB (Cl. B) .............         1,300        27,528
Svenska Handelbanken AB (Cl. A) ..........         4,400        62,855
Telefonaktiebolaget LM
   Ericsson AB ADR .......................        11,800        63,956
Volvo AB (Cl. B) .........................           400         5,990
                                                            ----------
                                                               265,744
SWITZERLAND - 0.9%
ABB, Ltd.* ...............................         3,608        54,597
Credit Suisse Group* .....................           800       131,516
Nestle S.A ...............................           570       121,135
Novartis AG ..............................         8,060       291,684
Saurer AG* ...............................            36        11,776
SEZ Holding AG ...........................           210        12,617
Swatch Group AG* .........................            73        15,534
Swiss Re .................................            55       109,908
Swisscom AG ..............................           105        25,001
Syngenta AG* .............................            87         4,574
Syngenta AG ADR* .........................           335         3,618
                                                            ----------
                                                               781,960

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES    VALUE
-----------------------------------------------------------------------
UNITED KINGDOM - 3.1%
Allied Domecq plc ........................          6,393    $    39,943
AstraZeneca plc ..........................          2,008         93,335
Autonomy Corporation plc* ................          1,271          7,338
Bank of Scotland .........................         23,325        264,238
BP plc ...................................          2,700        134,595
COLT Telecom Group plc* ..................          1,358          9,397
Compass Group, plc* ......................          3,635         28,986
Cookson Group plc ........................         11,319         20,456
Diageo plc ADR ...........................          1,277         56,124
Eidos plc* ...............................          4,249         14,850
EMAP .....................................          3,325         32,827
EMI Group plc ............................          5,489         30,898
Enterprise Oil plc .......................          3,437         28,592
GKN plc ..................................          1,736         16,712
GlaxoSmithKline plc* .....................          4,781        134,480
GlaxoSmithKline plc ADR* .................          3,000        168,600
Granada plc ..............................          3,635          7,579
Guardian IT plc ..........................          1,931         16,838
HSBC Holdings plc ........................         20,779        245,916
Imperial Chemical Industries plc .........          2,400         14,101
Imperial Chemical Industries
   plc ADR ...............................            700         16,625
Kingston Communication
   (Hull) plc ............................         11,179         18,591
Logica plc ...............................          1,400         16,982
Pace Micro Technology plc ................          1,915         10,154
Pearson plc ..............................          1,779         29,273
Pilkington plc ...........................         17,319         24,357
Powergen plc .............................          5,818         58,832
Prudential plc ...........................          5,537         67,048
Railtrack Group plc ......................          4,021         18,803
Reed International plc ...................         14,023        124,248
RMC Group plc ............................          4,103         38,085
Royal Bank of Scotland Group plc .........          6,773        149,361
Sainsbury (J.) plc .......................         16,261        101,369
Scottish and Southern Energy plc .........          6,926         64,776
Shell Transport & Trading
   Company plc ...........................         11,700         96,755
Shell Transport & Trading
   Company plc ADR .......................          1,500         75,510
Shire Pharmaceuticals Group plc*  ........          2,455         44,851
Tesco plc ................................         10,854         39,307
Vodafone Group plc .......................          1,943          4,290
Vodafone Group plc ADR ...................         11,300        252,555
                                                             -----------
                                                               2,617,577
                                                             -----------
   Total foreign stocks - 15.8% .........................     13,584,093

                                               PRINCIPAL        MARKET
SHORT TERM INVESTMENTS                          AMOUNT          VALUE
-------------------------------------------------------------------------
T. Rowe Price Reserve
   Investment Fund - 1.2% ................    $ 1,002,116    $ 1,002,116
                                                             -----------
   Total investments - 99.6% ............................     85,560,813
   Cash & other assets, less liabilities - 0.4% .........        381,918
                                                             -----------
   Total net assets - 100.0% ............................    $85,942,731
                                                             ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

 * Non-income producing security

ADR (American Depositary Receipt)

(1) Deferred interest obligation currently zero under terms of initial offering.

                       SEE ACCOMPANYING NOTES.

SERIES W (MAIN STREET GROWTH & INCOME(R) SERIES)
August 15, 2001



[PHOTOS]
Charles Albers
 Portfolio Manager
Nikolaos Monoyios
 Portfolio Manager

[LOGO] OPPENHEIMERFUNDS(R)

SUBADVISOR, OPPENHEIMERFUNDS, INC.

TO OUR CONTRACTHOLDERS:

Given the challenging investment environment that prevailed during the six months ended June 30, 2001, we are generally pleased with the performance of the Main Street Growth and Income(R) Series of SBL Fund. The Series returned -5.66% during the period, ahead of the benchmark S&P 500 Index's return of -6.69%.(1)

A DETERIORATING ECONOMY LED
TO WEAK MARKET PERFORMANCE

The stock market's weakness can be attributed primarily to a deteriorating U.S. economy and its adverse effects on corporate earnings. Stock price declines were particularly severe among technology and telecommunications companies. Overall, the market for large cap stocks remained highly volatile, experiencing sudden rallies and sharp reversals from month to month. For example, prices of growth-oriented stocks rallied strongly in January, fell steeply in February and March, and subsequently rose again in April and May.

A DEFENSIVE TILT AND PORTFOLIO DIVERSIFICATION
ADDED STABILITY

Fortunately, heightened short term volatility did not compromise the effectiveness of our quantitative models. Our models, combined with our own professional judgment, led us to invest in individual stocks from some of the period's best performing industry groups. An above-average exposure in the portfolio to energy stocks was particularly helpful as these companies benefited from rising crude oil and natural gas prices.

The Series also received positive contributions to performance from its increased emphasis on stocks within a variety of defensive industry groups including utilities, financial services, health care and consumer staples. Similarly, because we reduced our holdings in technology and communications services during the reporting period, we avoided the brunt of the declines in those areas.

Although our disciplined approach to stock selection was the primary driver of the portfolio's returns during the six month period, diversification was also a key contributor. In our opinion, diversification works because the stock market is highly complex, and prices are driven by a number of factors with varying degrees of influence. By diversifying broadly, investors are more likely to avoid company-specific pitfalls and can participate in the positive trends influencing entire sectors and industries. Please keep in mind, however, that stocks fluctuate in price, and they may experience significant volatility at times.

KEEPING A LONG TERM PERSPECTIVE IS IMPORTANT

Looking forward, we believe the Series is well positioned for whatever lies ahead. In addition to our emphasis on certain defensive industry groups and our bias toward the lower end of the large cap range, we have recently increased our emphasis on stocks that are highly rated by independent rating agencies such as Standard & Poor's.

SERIES W (MAIN STREET GROWTH & INCOME(R) SERIES)
August 15, 2001



As quantitative portfolio managers, we rely primarily on our quantitative stock scoring system when making investment decisions, not on economic forecasts. Among the many benefits of this approach is our ability to disregard temporary near-term factors in favor of those that we believe influence individual stocks and market sectors over the long term. In our view, a long term perspective such as ours may be particularly appropriate for retirement assets in variable annuity accounts.

Sincerely,

Charles Albers and Nikolaos Monoyios
Portfolio Managers

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
--------------------------------------------------------------------------------

                             TOP 5 EQUITY HOLDINGS*

                                                         % of
                                                      Net Assets
                General Electric Company                 3.4%
                Microsoft Corporation                    3.1%
                Exxon Mobil Corporation                  2.4%
                Citigroup,Inc.                           1.7%
                Merk & Company, Inc.                     1.6%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                   1 Year           Since Inception
                                                       (5-1-00)
                Series W          (14.77%)             (12.95%)

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES W (MAIN STREET GROWTH & INCOME(R))

                                                  NUMBER      MARKET
COMMON STOCKS                                    OF SHARES    VALUE
-----------------------------------------------------------------------
ADVERTISING - 0.1%
Omnicom Group, Inc. ......................           200    $   17,200

AEROSPACE & DEFENSE - 1.3%
Boeing Company ...........................         2,500       139,000
General Dynamics Corporation .............           900        70,029
Goodrich Corporation .....................           300        11,394
Lockheed Martin Corporation ..............         2,800       103,740
Precision Castparts Corporation ..........           100         3,742
Raytheon Company .........................         1,800        47,700
United Technologies Corporation ..........           800        58,608
                                                            ----------
                                                               434,213
AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland
   Company ...............................         2,200        28,600

AIR FREIGHT & COURIERS - 0.8%
Expeditors International of
   Washington, Inc. ......................           100         6,000
FedEx Corporation* .......................         1,300        52,260
United Parcel Services, Inc. .............         3,600       208,080
                                                            ----------
                                                               266,340
AIRLINES - 0.7%
Continental Airlines, Inc. (CL.B)* .......         1,800        88,650
Southwest Airlines Company ...............         7,500       138,675
                                                            ----------
                                                               227,325
ALUMINUM - 0.3%
Alcan, Inc. ..............................         1,600        67,232
Alcoa, Inc. ..............................           700        27,580
                                                            ----------
                                                                94,812
APPAREL & ACCESSORIES - 0.4%
Coach, Inc.* .............................           715        27,206
Jones Apparel Group, Inc.* ...............           900        38,880
Liz Claiborne, Inc. ......................           900        45,405
Tommy Hilfiger Corporation* ..............           200         2,800
                                                            ----------
                                                               114,291
APPAREL RETAIL - 1.1%
Abercrombie & Fitch Company* .............         1,200        53,400
American Eagle Outfitters, Inc.*  ........           600        21,144
AnnTaylor Stores Corporation* ............           300        10,740
Chico's FAS, Inc.* .......................           500        14,875
Chistopher & Banks Corporation* ..........           500        16,300
Gap, Inc. ................................         3,100        89,900
Genesco, Inc.* ...........................           100         3,350
Hot Topic, Inc.* .........................           500        15,550
Intimate Brands, Inc. ....................           300         4,521
Limited, Inc. ............................         1,000        16,520
Men's Wearhouse, Inc.* ...................           100         2,741
Pacific Sunwear of California, Inc.* .....           100         2,243
Talbots, Inc. ............................           700        30,625
TJX Companies, Inc. ......................         1,600        50,992
Too, Inc.* ...............................           200         5,480
                                                            ----------
                                                               338,381

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
APPLICATION SOFTWARE - 0.3%
Activision, Inc.* ........................           300    $   11,775
Amdocs, Ltd.* ............................           700        37,695
Cadence Design Systems, Inc.* ............           200         3,726
Manugistics Group, Inc.* .................           200         5,020
NVIDIA Corporation* ......................           200        18,550
PeopleSoft, Inc.* ........................           300        14,769
SERENA Software, Inc.* ...................           100         3,634
THQ, Inc.* ...............................           100         4,925
                                                            ----------
                                                               100,094
AUTO PARTS & EQUIPMENT - 0.1%
Johnson Controls, Inc. ...................           100         7,247
Lear Corporation* ........................           300        10,470
                                                            ----------
                                                                17,717
AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company .......................         2,874        70,557
General Motors Corporation ...............           400        25,740
                                                            ----------
                                                                96,297
BANKS - 4.5%
Astoria Financial Corporation ............           100         5,500
Bank of America Corporation ..............         3,200       192,096
Bank of New York Company, Inc. ...........           500        24,000
BB&T Corporation .........................         1,100        40,370
Charter One Financial, Inc. ..............           700        22,330
Comerica, Inc. ...........................         1,200        69,120
Cullen/Frost Bankers, Inc. ...............           200         6,770
Dime Bancorp, Inc. .......................         1,100        40,975
Fifth Third Bancorp ......................           800        48,040
First Tennessee National
   Corporation ...........................           500        17,355
First Union Corporation ..................           300        10,482
FleetBoston Financial Corporation ........           800        31,560
Golden State Bancorp, Inc. ...............         2,400        73,920
Golden West Financial
   Corporation ...........................         1,400        89,936
GreenPoint Financial Corporation .........           200         7,680
Hibernia Corporation .....................           200         3,560
IndyMac Bancorp, Inc.* ...................           100         2,680
Investors Financial Services .............           100         6,700
M&T Bank Corporation .....................           100         7,550
Mellon Financial Corporation .............         2,600       119,600
National City Corporation ................         1,500        46,170
North Fork Bancorporation, Inc. ..........           500        15,500
Northern Trust Corporation ...............           700        43,750
PNC Financial Services Group .............         2,800       184,212
SouthTrust Corporation ...................           200         5,200
TCF Financial Corporation ................           100         4,631
U.S. Bancorp .............................         1,533        34,937
Wachovia Corporation .....................           100         7,115
Washington Mutual, Inc. ..................         5,650       212,157
Wells Fargo & Company ....................         1,600        74,288
Zions Bancorporation .....................           100         5,900
                                                            ----------
                                                             1,454,084

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES W (MAIN STREET GROWTH & INCOME(R)) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%
Amgen, Inc.* .............................         3,400    $  206,312
Biogen, Inc.* ............................           500        27,180
Chiron Corporation* ......................           900        45,900
Genentech, Inc.* .........................         2,300       126,730
Genzyme Corporation* .....................         1,000        61,000
Invitrogen Corporation* ..................           200        11,128
Scios, Inc.* .............................           300         7,503
Techne Corporation* ......................           400        13,000
                                                            ----------
                                                               498,753
BREWERS - 0.6%
Anheuser-Busch Companies, Inc. ...........         4,700       193,640

BROADCASTING & CABLE TV - 0.1%
AT&T Corporation -
   Liberty Media Corporation* ............         1,700        29,733
EchoStar Communications
   Corporation* ..........................           200         6,484
General Motors Corporation (Cl.H)* .......           400         8,100
                                                            ----------
                                                                44,317
BUILDING PRODUCTS - 0.2%
American Standard
   Companies, Inc.* ......................         1,000        60,100

CASINOS & GAMING - 0.3%
GTECH Holdings Corporation* ..............           400        14,204
Harrah's Entertainment, Inc.* ............           100         3,530
International Game Technology* ...........           800        50,072
MGM Mirage, Inc.* ........................           400        11,984
Park Place Entertainment
   Corporation* ..........................         2,400        29,040
                                                            ----------
                                                               108,830
COMPUTER HARDWARE - 2.4%
Compaq Computer Corporation ..............         5,300        82,097
Dell Computer Corporation* ...............         4,300       112,445
Hewlett-Packard Company ..................         3,300        94,380
International Business Machines
   Corporation ...........................         4,400       497,200
                                                            ----------
                                                               786,122
COMPUTER STORAGE & PERIPHERALS - 0.2%
EMC Corporation* .........................         2,000        58,100
Read-Rite Corporation* ...................           100           525
                                                            ----------
                                                                58,625
CONSTRUCTION & ENGINEERING - 0.1%
EMCOR Group, Inc.* .......................           400        14,460
Fluor Corporation ........................           400        18,060
                                                            ----------
                                                                32,520
CONSTRUCTION & FARM MACHINERY - 0.1%
Caterpillar, Inc. ........................           500        25,025

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.0%
Centex Construction Products, Inc. .......           100    $    3,250
Lafarge Corporation ......................           100         3,351
                                                            ----------
                                                                 6,601
CONSUMER ELECTRONICS - 0.0%
Gemstar-TV Guide
   International, Inc.* ..................           200         8,800

CONSUMER FINANCE - 1.2%
AmeriCredit Corporation* .................           500        25,975
Capital One Financial Corporation ........         2,200       132,000
Countrywide Credit
   Industries, Inc. ......................         1,500        68,820
Household International, Inc. ............           800        53,360
MBNA Corporation .........................           400        13,180
Providian Financial Corporation ..........         1,800       106,560
                                                            ----------
                                                               399,895
DATA PROCESSING SERVICES - 1.1%
Automatic Data Processing, Inc. ..........         1,200        59,640
BISYS Group, Inc.* .......................           200        11,800
Concord EFS, Inc* ........................           100         5,201
DST Systems, Inc.* .......................           400        21,080
First Data Corporation ...................         2,100       134,925
Paychex, Inc. ............................         2,450        98,000
Sabre Holdings Corporation* ..............           400        20,000
                                                            ----------
                                                               350,646
DEPARTMENT STORES - 1.2%
Dillard's, Inc. ..........................         1,000        15,270
Federated Department Stores, Inc.* .......         1,400        59,500
Kohl's Corporation* ......................         2,000       125,460
May Department Stores Company ............         2,200        75,372
Sears, Roebuck & Company .................         2,800       118,468
                                                            ----------
                                                               394,070
DIVERSIFIED CHEMICALS - 0.3%
E.I. du Pont de Nemours
   & Company .............................         2,200        96,480
Eastman Chemical Company .................           200         9,526
                                                            ----------
                                                               106,006
DIVERSIFIED COMMERCIAL SERVICES - 0.5%
Apollo Group, Inc. .......................           250        10,612
Cendant Corporation* .....................         1,600        31,200
Deluxe Corporation .......................           100         2,890
Dun & Bradstreet Corporation* ............           250         7,050
eFunds Corporation* ......................           255         4,743
Equifax, Inc. ............................           100         3,668
H&R Block, Inc. ..........................           500        32,275
IMS Health, Inc. .........................         1,300        37,050
ITT Educational Services, Inc.* ..........           400        18,000
Viad Corporation .........................           100         2,640
                                                            ----------
                                                               150,128

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES W (MAIN STREET GROWTH & INCOME(R)) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 6.1%
Affiliated Managers Group, Inc.*  ........           300    $   18,450
Ambac Financial Group, Inc. ..............           400        23,188
American Express Company .................         2,200        85,360
Bear Stearns Companies, Inc. .............           500        29,485
Citigroup, Inc. ..........................        10,266       542,455
Fannie Mae ...............................         4,000       340,600
Franklin Resources, Inc. .................           300        13,731
Freddie Mac ..............................         3,700       259,000
Goldman Sachs Group, Inc. ................           900        77,220
Heller Financial, Inc. ...................           100         4,000
Instinet Group, Inc.* ....................           500         9,320
J.P. Morgan Chase & Company ..............         2,400       107,040
Legg Mason, Inc. .........................           100         4,976
Lehman Brothers Holdings, Inc. ...........         1,800       139,950
Merrill Lynch & Company, Inc. ............         1,100        65,175
Moody's Corporation ......................           500        16,750
Morgan Stanley Dean Witter
   & Company .............................         1,800       115,614
SEI Investments Company ..................           600        28,440
State Street Corporation .................           800        39,592
Stilwell Financial, Inc. .................           900        30,204
USA Education, Inc. ......................           400        29,200
                                                            ----------
                                                             1,979,750
DIVERSIFIED METALS & MINING - 0.1%
CONSOL Energy, Inc. ......................           500        12,650
Freeport-McMoRan Copper
   & Gold, Inc.* .........................           100         1,010
Freeport-McMoRan Copper
   & Gold, Inc.(Cl.B)* ...................           100         1,140
Peabody Energy Corporation* ..............           300         9,438
                                                            ----------
                                                                24,238
DRUG RETAIL - 0.8%
CVS Corporation ..........................         3,000       115,800
Duane Reade, Inc.* .......................           300         9,750
Walgreen Company .........................         4,300       146,845
                                                            ----------
                                                               272,395

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
ELECTRIC UTILITIES - 5.2%
Allegheny Energy, Inc. ...................           900    $   43,425
ALLETE, Inc. .............................           200         4,500
Ameren Corporation .......................           300        12,810
American Electric Power
   Company, Inc. .........................         2,400       110,808
Calpine Corporation* .....................         1,325        50,085
Cinergy Corporation ......................           700        24,465
CMS Energy Corporation ...................           300         8,355
Conectiv .................................           300         6,522
Consolidated Edison, Inc. ................           800        31,840
Constellation Energy Group, Inc. .........           200         8,520
Dominion Resources, Inc. .................         2,200       132,264
DPL, Inc. ................................           200         5,792
DTE Energy Company .......................         1,400        65,016
Duke Energy Corporation ..................         4,300       167,743
Entergy Corporation ......................         1,700        65,263
Exelon Corporation .......................         3,012       193,129
FirstEnergy Corporation ..................         1,100        35,376
FPL Group, Inc. ..........................         1,900       114,399
Mirant Corporation* ......................         1,477        50,809
Montana Power Company ....................           100         1,160
NRG Energy, Inc.* ........................           400         8,832
Pinnacle West Capital Corporation ........           100         4,740
PPL Corporation ..........................         1,700        93,500
Public Service Enterprise
   Group, Inc. ...........................         2,000        97,800
Reliant Energy, Inc. .....................         2,900        93,409
Southern Company .........................         3,600        83,700
TECO Energy, Inc. ........................           100         3,050
TXU Corporation ..........................         2,500       120,450
XCEL Energy, Inc. ........................         1,900        54,055
                                                            ----------
                                                             1,691,817
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Cooper Industries, Inc. ..................           600        23,754
Emerson Electric Company .................           200        12,100
Energizer Holdings, Inc.* ................           100         2,295
Molex, Inc. ..............................           800        23,856
Rockwell International
   Corporation ...........................           600        22,872
                                                            ----------
                                                                84,877
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Agilent Technologies, Inc.* ..............           500        16,250
AVX Corporation ..........................           900        18,900
PerkinElmer, Inc. ........................           500        13,765
Tektronix, Inc.* .........................           800        21,720
                                                            ----------
                                                                70,635
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.0%
Monsanto Company .........................           100         3,700

FOOD DISTRIBUTORS - 0.5%
Fleming Companies, Inc. ..................           200         7,140
SYSCO Corporation ........................         5,300       143,895
                                                            ----------
                                                               151,035

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES W (MAIN STREET GROWTH & INCOME(R)) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
FOOD - RETAIL - 0.9%
Kroger Company* ..........................         5,100    $  127,500
Safeway, Inc.* ...........................         3,100       148,800
Whole Foods Market, Inc.* ................           100         2,710
Winn-Dixie Stores, Inc. ..................           200         5,226
                                                            ----------
                                                               284,236
FOOTWEAR - 0.2%
NIKE, Inc. (Cl.B) ........................         1,000        41,990
Reebok International, Ltd.* ..............           200         6,390
Skechers USA, Inc.* ......................           300         8,769
Timberland Company* ......................           100         3,951
                                                            ----------
                                                                61,100
FOREST PRODUCTS - 0.1%
Rayonier, Inc. ...........................           200         9,290
Weyerhaeuser Company .....................           400        21,988
                                                            ----------
                                                                31,278
GAS UTILITIES - 0.5%
El Paso Corporation ......................         1,669        87,689
Kinder Morgan, Inc. ......................           800        40,200
NiSource, Inc. ...........................         1,000        27,330
                                                            ----------
                                                               155,219
GENERAL MERCHANDISE STORES - 2.1%
BJ's Wholesale Club, Inc.* ...............           800        42,608
Costco Wholesale Corporation* ............           500        20,540
Ross Stores, Inc. ........................         1,100        26,345
Target Corporation .......................         2,400        83,040
Wal-Mart Stores, Inc. ....................        10,200       497,760
                                                            ----------
                                                               670,293
HEALTH CARE DISTRIBUTORS & SERVICES - 0.5%
AdvancePCS* ..............................           100         6,405
Cardinal Health, Inc. ....................           750        51,750
Express Scripts, Inc.* ...................           400        22,012
Laboratory Corporation
   of America Holdings* ..................           400        30,760
LifePoint Hospitals, Inc.* ...............           100         4,428
Lincare Holdings, Inc.* ..................           200         6,002
Pharmaceutical Product
   Development, Inc.* ....................           400        12,204
Quest Diagnostics, Inc.* .................           500        37,425
                                                            ----------
                                                               170,986
HEALTH CARE EQUIPMENT - 0.6%
Baxter International, Inc. ...............         3,200       156,800
Beckman Coulter, Inc. ....................           100         4,080
Cytyc Corporation* .......................           500        11,525
Medtronic, Inc. ..........................           300        13,803
ResMed, Inc.* ............................           100         5,055
St. Jude Medical, Inc.* ..................           100         6,000
Stryker Corporation ......................           200        10,970
                                                            ----------
                                                               208,233

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
HEALTH CARE FACILITIES - 1.3%
HCA - The Healthcare Company .............         4,700    $  212,393
Health Management
   Association, Inc.* ....................           300         6,312
Manor Care, Inc.* ........................           500        15,875
Tenet Healthcare Corporation* ............         2,900       149,611
Triad Hospitals, Inc.* ...................           100         2,882
Universal Health Services, Inc.*  ........           900        40,950
                                                            ----------
                                                               428,023
HEALTH CARE SUPPLIES - 0.0%
Henry Schein, Inc.* ......................           200         8,012

HOME IMPROVEMENT RETAIL - 0.9%
Home Depot, Inc. .........................         6,300       293,265

HOMEBUILDING - 0.5%
Centex Corporation .......................           800        32,600
D.R. Horton, Inc. ........................           800        18,160
KB HOME ..................................           700        21,119
NVR, Inc.* ...............................           200        29,600
Pulte Homes, Inc. ........................           100         4,263
Ryland Group, Inc. .......................           400        20,240
Toll Brothers, Inc.* .....................           600        23,586
                                                            ----------
                                                               149,568
HOTELS - 0.2%
Marriott International, Inc. .............         1,100        52,074
Starwood Hotels & Resorts
   Worldwide, Inc. .......................           400        14,912
                                                            ----------
                                                                66,986
HOUSEHOLD APPLIANCES - 0.0%
Stanley Works ............................           100         4,187

HOUSEHOLD PRODUCTS - 0.8%
Colgate-Palmolive Company ................         2,000       117,980
Kimberly-Clark Corporation ...............           600        33,540
Procter & Gamble Company .................         1,500        95,700
                                                            ----------
                                                               247,220
HOUSEWARES & SPECIALTIES - 0.0%
Fortune Brands, Inc. .....................           300        11,508

INDUSTRIAL CONGLOMERATES - 4.4%
General Electric Company .................        22,500     1,096,875
Minnesota Mining &
   Manufacturing Company .................         1,700       193,970
Tyco International, Ltd. .................         2,600       141,700
                                                            ----------
                                                             1,432,545
INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc. ...........           900        41,175

INDUSTRIAL MACHINERY - 0.1%
Dover Corporation ........................         1,000        37,650
Eaton Corporation ........................           100         7,010
                                                            ----------
                                                                44,660

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES W (MAIN STREET GROWTH & INCOME(R)) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
INSURANCE BROKERS - 0.3%
Aon Corporation ..........................           200    $    7,000
Gallagher Arthur J & Company .............           500        13,400
Marsh & McLennan
   Companies, Inc. .......................           700        70,700
                                                            ----------
                                                                91,100
INTEGRATED OIL & GAS - 6.0%
Amerada Hess Corporation .................         1,200        96,960
Chevron Corporation ......................         2,600       235,300
Conoco, Inc. .............................         2,700        76,140
Conoco, Inc. (Cl.B) ......................         2,000        57,800
Exxon Mobil Corporation ..................         9,000       786,150
Occidental Petroleum Corporation .........         2,700        71,793
Phillips Petroleum Company ...............         1,500        85,500
Royal Dutch Petroleum Company ............         5,300       308,831
Tesoro Petroleum Corporation* ............         1,000        12,500
Texaco, Inc. .............................         2,800       186,480
USX-Marathon Group .......................         1,500        44,265
                                                            ----------
                                                             1,961,719
INTEGRATED TELECOMMUNICATIONS - 2.3%
AT&T Corporation .........................         1,100        24,200
BellSouth Corporation ....................         4,400       177,188
SBC Communications, Inc. .................         4,200       168,252
Sprint Corporation (FON Group) ...........         3,900        83,304
Verizon Communications, Inc. .............         5,200       278,200
WorldCom, Inc. - MCI Group* ..............            36           580
WorldCom, Inc. -
   WorldCom Group* .......................           900        13,464
                                                            ----------
                                                               745,188
IT CONSULTING & SERVICES - 0.3%
Affiliated Computer Services, Inc.* ......           100         7,191
Electronic Data Systems
   Corporation ...........................         1,700       106,250
                                                            ----------
                                                               113,441
LEISURE PRODUCTS - 0.1%
Brunswick Corporation ....................           900        21,627
Mattel, Inc. .............................           500         9,460
Oakley, Inc.* ............................           100         1,863
WMS Industries, Inc.* ....................           200         6,434
                                                            ----------
                                                                39,384
LIFE & HEALTH INSURANCE - 2.0%
AFLAC, Inc. ..............................         4,300       135,407
American General Corporation .............         3,000       139,350
John Hancock Financial
   Services, Inc. ........................         2,700       108,702
Lincoln National Corporation .............         1,500        77,625
MetLife, Inc. ............................         6,000       185,880
Phoenix Companies, Inc.* .................           700        13,020
UnumProvident Corporation ................           200         6,424
                                                            ----------
                                                               666,408

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
MANAGED HEALTH CARE - 1.5%
Aetna, Inc.* .............................           500    $   12,935
Caremark Rx, Inc.* .......................           900        14,805
CIGNA Corporation ........................         1,800       172,476
Health Net, Inc.* ........................           100         1,740
Oxford Health Plans, Inc.* ...............         1,700        48,620
Trigon Healthcare, Inc.* .................           600        38,910
UnitedHealth Group, Inc. .................         2,300       142,025
Wellpoint Health Networks, Inc.*  ........           700        65,968
                                                            ----------
                                                               497,479
MARINE - 0.0%
Teekay Shipping Corporation ..............           100         4,002

METAL & GLASS CONTAINERS - 0.1%
Pactiv Corporation* ......................           900        12,060

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc. ....................         1,900        89,452

MOVIES & ENTERTAINMENT - 1.6%
AOL Time Warner, Inc.* ...................         8,000       424,000
Viacom, Inc. (CL.B)* .....................         1,800        93,150
Walt Disney Company ......................           300         8,667
                                                            ----------
                                                               525,817
MULTI-LINE INSURANCE - 1.7%
American International
   Group, Inc. ...........................         3,600       309,600
Hartford Financial Services
   Group, Inc. ...........................         2,000       136,800
Loews Corporation ........................         1,900       122,417
                                                            ----------
                                                               568,817
MULTI-UTILITIES - 1.1%
Dynegy, Inc. .............................         2,100        97,650
Energy East Corporation ..................           200         4,182
Enron Corporation ........................         2,300       112,700
Questar Corporation ......................           100         2,476
Williams Companies, Inc. .................         4,000       131,800
                                                            ----------
                                                               348,808
NETWORKING EQUIPMENT - 0.5%
Cisco Systems, Inc.* .....................         9,200       167,440
McDATA Corporation* ......................           132         2,317
                                                            ----------
                                                               169,757
OFFICE SERVICES & SUPPLIES - 0.2%
Avery Dennison Corporation ...............           500        25,525
Herman Miller, Inc. ......................           500        12,100
Pitney Bowes, Inc. .......................           400        16,848
                                                            ----------
                                                                54,473

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES W (MAIN STREET GROWTH & INCOME(R)) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
OIL & GAS DRILLING - 1.2%
ENSCO International, Inc. ................         6,700    $  156,780
Global Marine, Inc.* .....................         4,700        87,561
Helmerich & Payne, Inc. ..................           200         6,198
Nabors Industries, Inc.* .................           300        11,160
Noble Drilling Corporation* ..............         2,100        68,775
Sante Fe International Corporation .......         2,300        66,700
                                                            ----------
                                                               397,174
OIL & GAS EQUIPMENT & SERVICES - 0.8%
Baker Hughes, Inc. .......................           400        13,400
BJ Services Company* .....................         1,200        34,056
Halliburton Company ......................           600        21,360
Schlumberger, Ltd. .......................         1,900       100,035
Smith International, Inc.* ...............           500        29,950
Tidewater, Inc. ..........................           300        11,310
Varco International, Inc.* ...............         1,500        27,900
Weatherford International, Inc.*  ........           200         9,600
                                                            ----------
                                                               247,611
OIL & GAS EXPLORATION & PRODUCTION - 2.9%
Anadarko Petroleum Corporation ...........         1,000        54,030
Burlington Resources, Inc. ...............         1,900        75,905
Cabot Oil & Gas Corporation ..............         2,500        61,375
Chieftain International, Inc.* ...........         2,500        71,850
Devon Energy Corporation .................         1,800        94,500
EOG Resources, Inc. ......................         2,300        82,225
Frontier Oil Corporation .................         6,900        88,665
Kerr-McGee Corporation ...................         1,200        79,524
Murphy Oil Corporation ...................         2,200       161,920
Newfield Exploration Company* ............           700        22,442
Noble Affiliates, Inc. ...................           100         3,535
Stone Energy Corporation* ................           900        39,870
Tom Brown, Inc.* .........................         3,000        72,000
Unocal Corporation .......................         1,300        44,395
Westport Resources Corporation* ..........           100         2,158
                                                            ----------
                                                               954,394
OIL & GAS REFINING & MARKETING - 0.3%
Ashland, Inc. ............................           200         8,020
Tosco Corporation ........................         1,500        66,075
Ultramar Diamond Shamrock
   Corporation ...........................           100         4,725
Western Gas Resources, Inc. ..............           100         3,260
                                                            ----------
                                                                82,080
PACKAGED FOODS - 1.9%
Campbell Soup Company ....................         2,300        59,225
ConAgra Foods, Inc. ......................         2,100        41,601
Heinz (H.J.) Company .....................         2,000        81,780
Hershey Foods Corporation ................         1,100        67,881
Kraft Foods, Inc.* .......................         2,800        86,800
Quaker Oats Company ......................           200        18,250
Sara Lee Corporation .....................         4,554        86,253
Unilever N.V .............................         2,100       125,097
WM Wrigley Jr. Company ...................           800        37,480
                                                            ----------
                                                               604,367

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
PAPER PACKAGING - 0.0%
Bemis Company, Inc. ......................           100    $    4,017

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc. ......................           700        32,396
Gillette Company .........................         1,400        40,586
                                                            ----------
                                                                72,982
PHARMACEUTICALS - 8.6%
Abbott Laboratories ......................         1,300        62,413
Allergan, Inc. ...........................         1,300       111,150
American Home Products
   Corporation ...........................         1,100        64,284
Bristol-Myers Squibb Company .............         6,500       339,950
CIMA Labs, Inc.* .........................           300        23,550
Eli Lilly & Company ......................         3,600       266,400
Forest Laboratories, Inc.* ...............         2,200       156,200
IVAX Corporation* ........................         1,750        68,250
Johnson & Johnson ........................         9,686       484,300
King Pharmaceuticals, Inc.* ..............           100         5,375
Merck & Company, Inc. ....................         8,000       511,280
Pfizer, Inc. .............................        11,125       445,556
Pharmacia Corporation ....................         1,400        64,330
Schering-Plough Corporation ..............         4,600       166,704
Taro Pharmaceutical
   Industries, Ltd.* .....................           200        17,512
                                                            ----------
                                                             2,787,254
PHOTOGRAPHIC PRODUCTS - 0.3%
Eastman Kodak Company ....................         2,300       107,364

PROPERTY & CASUALTY INSURANCE - 2.2%
Allstate Corporation .....................         5,400       237,546
Chubb Corporation ........................           700        54,201
Cincinnati Financial Corporation .........           400        15,800
Fidelity National Financial, Inc. ........         1,300        31,941
MBIA, Inc. ...............................           700        38,976
MGIC Investment Corporation ..............         1,000        72,640
PMI Group, Inc. ..........................         1,500       107,475
Progressive Corporation ..................           300        40,557
St. Paul Companies, Inc. .................         2,300       116,587
                                                            ----------
                                                               715,723
PUBLISHING & PRINTING - 0.4%
Donnelley (R.H.) Corporation* ............           600        19,200
Knight-Ridder, Inc. ......................           300        17,790
McGraw-Hill Companies, Inc. ..............           300        19,845
New York Times Company ...................           600        25,200
Readers Digest Association, Inc. .........         1,400        40,250
Tribune Company ..........................           300        12,003
                                                            ----------
                                                               134,288
RAILROADS - 0.4%
Burlington Northern Santa Fe
   Corporation ...........................         1,600        48,272
Union Pacific Corporation ................         1,600        87,856
                                                            ----------
                                                               136,128

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES W (MAIN STREET GROWTH & INCOME(R)) (CONTINUED)

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES      VALUE
--------------------------------------------------------------------------
REINSURANCE - 0.0%
Everest Re Group, Ltd. ...................            100     $     7,480

RESTAURANTS - 1.0%
Applebee's International, Inc. ...........            600          12,006
Brinker International, Inc.* .............          1,450          37,483
CEC Entertainment, Inc.* .................            400          19,740
Darden Restaurants, Inc. .................          1,600          44,640
McDonald's Corporation ...................          4,700         127,182
Ruby Tuesday, Inc. .......................          1,200          20,520
Ryan's Family Steak House, Inc.*  ........            200           2,450
Starbucks Corporation* ...................          1,400          32,200
Wendy's International, Inc. ..............            900          22,986
                                                              -----------
                                                                  319,207
SEMICONDUCTOR EQUIPMENT - 0.2%
Axcelis Technologies, Inc.* ..............            400           5,920
Cabot Microelectronics
   Corporation* ..........................            900          55,800
                                                              -----------
                                                                   61,720
SEMICONDUCTORS - 1.7%
Advanced Micro Devices, Inc.* ............          1,300          37,544
Analog Devices, Inc.* ....................          1,000          43,250
Intel Corporation ........................         10,600         310,050
Linear Technology Corporation ............          1,100          48,642
Maxim Integrated Products, Inc.*  ........            500          22,105
Micron Technology, Inc.* .................          1,100          45,210
Microsemi Corporation* ...................            100           7,100
Pixelworks, Inc.* ........................            200           7,148
Xilinx, Inc.* ............................            900          37,116
                                                              -----------
                                                                  558,165
SOFT DRINKS - 1.5%
Coca-Cola Company ........................          7,900         355,500
Pepsi Bottling Group, Inc. ...............            300          12,030
PepsiCo, Inc. ............................          2,700         119,340
                                                              -----------
                                                                  486,870
SPECIALTY CHEMICALS - 0.0%
Cabot Corporation ........................            200           7,204

SPECIALTY STORES - 0.1%
Payless ShoeSource, Inc.* ................            300          19,410
Rent-A-Center, Inc.* .....................            100           5,260
Tiffany & Company ........................            300          10,866
                                                              -----------
                                                                   35,536
SYSTEMS SOFTWARE - 4.1%
Adobe Systems, Inc. ......................          1,500          70,500
BEA Systems, Inc.* .......................            500          15,355
Microsoft Corporation* ...................         13,700       1,000,100
Oracle Corporation* ......................         12,200         231,800
VERITAS Software Corporation* ............            300          19,959
                                                              -----------
                                                                1,337,714

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES      VALUE
--------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.2%
Digital Lightwave, Inc.* .................            200     $     7,392
Nortel Networks Corporation ..............          2,300          20,907
Scientific-Atlanta, Inc. .................            600          24,360
                                                              -----------
                                                                   52,659
TOBACCO - 1.6%
Philip Morris Companies, Inc. ............          7,600         372,400
Reynolds (R.J.) Tobacco
   Holdings, Inc. ........................          2,300         125,580
UST, Inc. ................................            300           8,658
                                                              -----------
                                                                  506,638
TRADING COMPANIES & DISTRIBUTORS - 0.0%
W. W. Grainger, Inc. .....................            100           4,116

TRUCKING - 0.1%
XTRA Corporation* ........................            400          20,120

WIRELESS TELECOMMUNICATION - 0.1%
AT&T Wireless Group* .....................          2,469          40,368
                                                              -----------
   Total common stocks - 94.0% ..........................      30,569,457

FOREIGN STOCKS
--------------
CANADA - 2.4%
Anderson Exploration, Ltd.* ..............          8,500         171,669
Canadian 88 Energy Corporation* ..........         16,500          24,463
Canadian Hunter Exploration, Ltd.* .......          2,500          60,952
Canadian Natural Resources, Ltd. .........          4,200         124,124
Compton Petroleum Corporation* ...........          8,000          23,089
Gulf Canada Resources, Ltd.* .............          5,500          44,505
Husky Energy, Inc. .......................            808           8,636
Paramount Resources, Ltd.* ...............          3,000          29,454
Penn West Petroleum, Ltd.* ...............          1,400          35,978
Rio Alto Exploration, Ltd.* ..............          2,300          39,783
Talisman Energy, Inc. ....................          3,200         121,771
Velvet Exploration, Ltd.* ................         20,000         105,825
                                                              -----------
                                                                  790,249
WARRANTS - 0.0%
---------------
Dime Bancorp-Warrant .....................          1,000             280

REPURCHASE AGREEMENT - 4.7%
---------------------------
State Street, 2.00% - 07-02-01
   (Collateralized by FNMA
   5.60% - 07-25-03 with a
   value of $1,558,301) ..................    $ 1,525,905       1,525,905
                                                              -----------
   Total investments - 101.1% ...........................      32,885,891
   Liabilities, less cash and other assets - (1.1%) .....        (360,315)
                                                              -----------
   Total net assets - 100.0% ............................     $32,525,576
                                                              ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

                        SEE ACCOMPANYING NOTES.

SERIES A (EQUITY SERIES)
August 15, 2001



[PHOTO]
Terry Milberger
Senior Portfolio Manager

[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

During the six month period ended June 30, 2001 the U.S. equity markets continued the downward slide which began last year. While April and early May brought signs of a reversal to the upside, it was short-lived as economic reports and corporate earnings announcements continued to be weak. The Equity Series of SBL Fund returned -6.46% over the six months, ahead of the -6.69% return of the benchmark S&P 500 Index.(1)

IN A GENERALLY WEAK SECTOR,
SOME TECHNOLOGY STOCKS DID WELL

The technology sector continued to lead the markets on the negative side. The Equity Series benefited from an underweighting in the sector relative to the benchmark. Additionally, some of the technology issues in the portfolio "bucked the trend" of the sector in general and rose sharply in price. Microsoft Corporation gained over 68% during the period, rising on speculation that the court ruling in their antitrust case would be favorable for the company.

International Business Machines Corporation (IBM) was another strong performer, rising over 33% in the first half. IBM's earnings and sales were favorable as its new mainframe computer sold well and its service contracts provided steady income. Much of the weakness in technology was in telecommunications equipment, where oversupply and slowing demand are hurting sales and earnings. We avoided this group entirely, which was a positive for portfolio performance.

As you might expect, not all of our technology holdings performed favorably. The worst-performing stock in the portfolio was Cisco Systems, Inc., down over 52% since the beginning of the year. Cisco provides data networking products to corporate markets, and saw its revenues fall as corporations reduced spending on capital equipment such as technology-related goods. Cisco also sells in the Internet arena, another hard-hit part of the technology field. Sun Microsystems, Inc. also sells equipment to Internet companies as well as to telecommunications firms, which are also suffering in the economic slowdown and are left with an oversupply of equipment. Sun Microsystems lost almost 43% in the past six months.

DIVERSIFIED FINANCIAL COMPANIES ADDED VALUE

Our overweighting in financial company stocks was a plus during the first half of the year. Diversified financial companies Fannie Mae and Freddie Mac, which specialize in mortgage lending, were beneficiaries of the wave of mortgage refinancing which took place as interest rates declined. Citigroup Inc. outperformed many financial companies, as its broad range of financial services to consumers and corporate customers helped protect it from slowdowns in any one area of business. Many banks which rely on fee-based income and did very well last year, including our holdings in Northern Trust Corporation, BankAmerica Corporation, and Mellon Financial Corporation, were hurt in the first half of 2001 as the equity market difficulties and weakening economies slowed their revenues.

SERIES A (EQUITY SERIES)
August 15, 2001



EARNINGS COMPARISONS SHOULD LOOK BETTER
IN THE SECOND HALF

Corporate earnings in the first and second quarters of last year were very strong. The weaker earnings numbers generated by many firms in the corresponding quarters of this year look even more grim when compared with last year's numbers. In the remaining two quarters of 2001 the comparisons with the previous year should be easier, since earnings weakened in the second half of last year as the economic slowdown unfolded. While the numbers themselves may not be outstanding, the psychological impact of better comparisons plays an important role in investor confidence.

Lower energy prices, along with diminishing wage pressures resulting from increasing unemployment, are expected to be positive for corporate profit margins. We believe that consumers will be increasing spending when they receive their tax rebate checks and as they benefit from lower prices at the gas pump in the second half of the year. We expect these factors to work together to create more favorable equity markets in the coming months.

Sincerely,

Terry Milberger
Senior Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                           % of
                                                         Net Assets
              General Electric Company                      5.9%
              Microsoft Corporation                         4.1%
              Standard & Poor's Depositary Receipts         3.1%
              Exxon Mobil Corporation                       2.7%
              Citigroup, Inc.                               2.7%

              * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                1 Year       5 Years    10 Years
                Series A       (17.02%)       9.31%      13.14%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES A (EQUITY)

                                                  NUMBER         MARKET
COMMON STOCKS                                    OF SHARES       VALUE
--------------------------------------------------------------------------
ADVERTISING - 1.2%
Omnicom Group, Inc. ......................        125,000     $10,750,000

AEROSPACE & DEFENSE - 1.6%
Boeing Company ...........................         60,000       3,336,000
General Dynamics Corporation .............         45,000       3,501,450
United Technologies Corporation ..........        100,000       7,326,000
                                                              -----------
                                                               14,163,450
ALUMINUM - 0.5%
Alcoa, Inc. ..............................        110,000       4,334,000

APPLICATION SOFTWARE - 0.4%
Amdocs, Ltd.* ............................         70,000       3,769,500

BANKS - 5.9%
Bank of America Corporation ..............        120,000       7,203,600
Bank of New York Company, Inc. ...........        195,000       9,360,000
Fifth Third Bancorp ......................         60,000       3,603,000
FleetBoston Financial
   Corporation ...........................        140,000       5,523,000
Golden West Financial
   Corporation ...........................         40,000       2,569,600
Mellon Financial Corporation .............        100,000       4,600,000
Northern Trust Corporation ...............        100,000       6,250,000
Washington Mutual ........................        105,000       3,942,750
Wells Fargo & Company ....................        200,000       9,286,000
                                                              -----------
                                                               52,337,950
BIOTECHNOLOGY - 1.1%
Amgen, Inc.* .............................         95,000       5,764,600
Biovail Corporation* .....................        100,000       4,350,000
                                                              -----------
                                                               10,114,600
BREWERS - 0.3%
Anheuser-Busch Companies, Inc. ...........         70,000       2,884,000

BROADCASTING & CABLE TV - 2.7%
AT & T Corporation -
   Liberty Media Corporation* ............        230,000       4,022,700
Charter Communications, Inc.* ............        200,000       4,670,000
Clear Channel
   Communications, Inc.* .................        135,000       8,464,500
Comcast Corporation* .....................         60,000       2,604,000
Univision Communications, Inc.* ..........        100,000       4,278,000
                                                              -----------
                                                               24,039,200
COMPUTER HARDWARE - 4.1%
Compaq Computer Corporation ..............        150,000       2,323,500
Dell Computer Corporation* ...............        225,000       5,883,750
Hewlett-Packard Company ..................        180,000       5,148,000
International Business
   Machines Corporation ..................        180,000      20,340,000
Sun Microsystems, Inc.* ..................        200,000       3,144,000
                                                              -----------
                                                               36,839,250
COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation* .........................        135,000       3,921,750

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES      VALUE
--------------------------------------------------------------------------
CONSUMER FINANCE - 0.7%
Capital One Financial
   Corporation ...........................         20,000     $ 1,200,000
MBNA Corporation .........................         60,000       1,977,000
Providian Financial Corporation ..........         50,000       2,960,000
                                                              -----------
                                                                6,137,000
DATA PROCESSING SERVICES - 0.9%
Automatic Data Processing, Inc. ..........        100,000       4,970,000
First Data Corporation ...................         45,000       2,891,250
                                                              -----------
                                                                7,861,250
DEPARTMENT STORES - 0.4%
Kohl's Corporation* ......................         55,000       3,450,150

DIVERSIFIED COMMERCIAL SERVICES - 0.7%
Ecolab, Inc. .............................        145,000       5,940,650

DIVERSIFIED FINANCIAL SERVICES - 8.6%
American Express Company .................        150,000       5,820,000
Citigroup, Inc. ..........................        450,000      23,778,000
Fannie Mae ...............................        180,000      15,327,000
Freddie Mac ..............................        160,000      11,200,000
J.P. Morgan Chase & Company ..............        160,000       7,136,000
Merrill Lynch & Company, Inc. ............         95,000       5,628,750
Morgan Stanley Dean Witter
   & Company .............................        120,000       7,707,600
                                                              -----------
                                                               76,597,350
DRUG RETAIL - 0.9
Walgreen Company .........................        240,000       8,196,000

FOOD RETAIL - 1.1%
Safeway, Inc.* ...........................        200,000       9,600,000

GAS UTILITIES - 0.5%
El Paso Corporation ......................         86,100       4,523,694

GENERAL MERCHANDISE STORES - 3.1%
Family Dollar Stores, Inc. ...............         70,000       1,794,100
Target Corporation .......................        240,000       8,304,000
Wal-Mart Stores, Inc. ....................        350,000      17,080,000
                                                              -----------
                                                               27,178,100
HEALTH CARE DISTRIBUTORS & SERVICES - 0.9%
Cardinal Health, Inc. ....................        112,500       7,762,500

HEALTH CARE EQUIPMENT - 2.2%
Baxter International, Inc. ...............        165,000       8,085,000
Medtronic, Inc. ..........................        250,000      11,502,500
                                                              -----------
                                                               19,587,500
HEALTH CARE FACILITIES - 0.5%
HCA - The Healtcare Company ..............         50,000       2,259,500
Tenet Healthcare Corporation .............         35,000       1,805,650
                                                              -----------
                                                                4,065,150

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES A (EQUITY) (CONTINUED)

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES      VALUE
--------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc. .........................        225,000     $10,473,750
Lowe's Companies, Inc. ...................         45,000       3,264,750
                                                              -----------
                                                               13,738,500
HOUSEHOLD PRODUCTS - 1.4%
Colgate-Palmolive Company ................        100,000       5,899,000
Kimberly-Clark Corporation ...............         55,000       3,074,500
Procter & Gamble Company .................         50,000       3,190,000
                                                              -----------
                                                               12,163,500
INDUSTRIAL CONGLOMERATES - 8.4%
General Electric Company .................      1,080,000      52,650,000
Minnesota Mining &
   Manufacturing Company .................         40,000       4,564,000
Textron, Inc. ............................         60,000       3,302,400
Tyco International, Ltd. .................        250,000      13,625,000
                                                              -----------
                                                               74,141,400
INDUSTRIAL MACHINERY - 0.3%
Illinois Tool Works, Inc. ................         40,000       2,536,800

INSURANCE BROKERS - 0.5%
Marsh & McLennan
   Companies, Inc. .......................         40,000       4,040,000

INTEGRATED OIL & GAS - 4.8%
Chevron Corporation ......................         75,000       6,787,500
Exxon Mobil Corporation ..................        280,000      24,458,000
Royal Dutch Petroleum Company ............        200,000      11,654,000
                                                              -----------
                                                               42,899,500
INTEGRATED TELECOMMUNICATIONS SERVICES - 3.3%
BellSouth Corporation ....................        150,000       6,040,500
QWest Communications
   International, Inc. ...................        120,000       3,824,400
SBC Communications, Inc. .................        320,000      12,819,200
Verizon Communications, Inc. .............        120,000       6,420,000
                                                              -----------
                                                               29,104,100
IT CONSULTING & SERVICES - 0.9%
Computer Sciences Corporation* ...........        110,000       3,806,000
Electronic Data Systems
   Corporation ...........................         60,000       3,750,000
                                                              -----------
                                                                7,556,000
LIFE & HEALTH INSURANCE - 0.7%
Aflac. Inc. ..............................        100,000       3,149,000
Metlife, Inc. ............................        100,000       3,098,000
                                                              -----------
                                                                6,247,000
MOTORCYCLE MANUFACTURERS - 0.6%
Harley-Davidson, Inc. ....................        110,000       5,178,800

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES      VALUE
--------------------------------------------------------------------------
MOVIES & ENTERTAINMENT - 3.6%
AOL Time Warner* .........................        380,000     $20,140,000
Viacom, Inc. (Cl.B)* .....................        150,000       7,762,500
Walt Disney Corporation ..................        140,000       4,044,600
                                                              -----------
                                                               31,947,100
MULTI-LINE INSURANCE - 3.6%
American International
   Group, Inc. ...........................        270,000      23,220,000
Hartford Financial Services
   Group, Inc. ...........................        130,000       8,892,000
                                                              -----------
                                                               32,112,000
MULTI-UTILITIES - 0.6%
Enron Corporation ........................         60,000       2,940,000
Williams Companies, Inc. .................         70,000       2,306,500
                                                              -----------
                                                                5,246,500
NETWORKING EQUIPMENT - 1.4%
Cisco Systems, Inc.* .....................        690,000      12,558,000

OFFICE SERVICES & SUPPLIES - 0.2%
Avery Dennison Corporation ...............         40,000       2,042,000

OIL & GAS EQUIPMENT & SERVICES - 0.3%
BJ Services Company* .....................         40,000       1,135,200
Halliburton Company ......................         50,000       1,780,000
                                                              -----------
                                                                2,915,200
PHARMACEUTICALS - 10.2%
Allergan, Inc. ...........................         40,000       3,420,000
American Home Products
   Corporation ...........................        170,000       9,934,800
Bristol-Myers Squibb Company .............        225,000      11,767,500
Eli Lily & Company .......................         75,000       5,550,000
Forest Laboratories, Inc.* ...............         60,000       4,260,000
Johnson & Johnson ........................        280,000      14,000,000
Merck & Company, Inc. ....................        160,000      10,225,600
Pfizer, Inc. .............................        450,000      18,022,500
Pharmacia Corporation ....................        100,000       4,595,000
Schering-Plough Corporation ..............        250,000       9,060,000
                                                              -----------
                                                               90,835,400
PROPERTY & CASUALTY INSURANCE - 0.5%
Chubb Corporation ........................         60,000       4,645,800

PUBLISHING & PRINTING - 1.5%
Gannett Company, Inc. ....................        125,000       8,237,500
McGraw-Hill Companies, Inc. ..............         70,000       4,630,500
                                                              -----------
                                                               12,868,000
SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.* .................        100,000       4,910,000

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES A (EQUITY) (CONTINUED)

                                                   NUMBER         MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
----------------------------------------------------------------------------
SEMICONDUCTORS - 3.6%
Flextronics International, Ltd.* .........          50,000     $  1,305,500
Intel Corporation ........................         700,000       20,475,000
Micron Technology, Inc.* .................          70,000        2,877,000
Texas Instruments, Inc. ..................         150,000        4,927,500
Xilinx, Inc.* ............................          50,000        2,062,000
                                                               ------------
                                                                 31,647,000
SOFT DRINKS - 1.1%
Coca-Cola Company ........................         100,000        4,500,000
PepsiCo, Inc. ............................         120,000        5,304,000
                                                               ------------
                                                                  9,804,000
SYSTEMS SOFTWARE - 5.1%
Microsoft Corporation* ...................         500,000       36,500,000
Oracle Corporation* ......................         480,000        9,120,000
                                                               ------------
                                                                 45,620,000
TELECOMMUNICATIONS EQUIPMENT - 0.3%
Comverse Technolgy, Inc.* ................          40,000        2,284,000

UNIT INVESTMENT TRUST - 5.3%
S & P Mid - Cap 400
   Depositary Receipts ...................         200,000       19,050,000
Standard & Poor's
   Depositary Receipts ...................         225,000       27,735,750
                                                               ------------
                                                                 46,785,750
                                                               ------------
   Total common stocks - 99.0% ...........................      877,879,394

                                                PRINCIPAL         MARKET
U.S. GOVERNMENT & AGENCIES                       AMOUNT           VALUE
----------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES - 1.0%
Federal Home Loan Bank,
   3.68%, 07-18-01 .......................    $  2,400,000     $  2,395,829
Federal National Mortgage Association,
   3.78%, 07-09-01 .......................         800,000          799,328
Federal National Mortgage Association,
   3.54%, 07-25-01 .......................       5,700,000        5,686,548
                                                               ------------
   Total U.S. government & agencies - 1.0% ...............        8,881,705

REPURCHASE AGREEMENT - 0.0%
United Missouri Bank, 3.66% - 06-29-01
   (Collateralized by FHLB, 07-06-01
   with a value of $142,000) .............         139,000          139,000
                                                               ------------
   Total investments - 100.1% ............................      886,900,099
   Liabilities, less cash and other assets - 0.0% ........         (173,869)
                                                               ------------
   Total net assets - 100.0% .............................     $886,726,230
                                                               ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

                        SEE ACCOMPANYING NOTES.

SERIES H (ENHANCED INDEX SERIES)
August 15, 2001



DEUTSCHE ASSET MANAGEMENT
   A Member of the
   DEUTSCHE BANK GROUP [LOGO]

SUBADVISOR, DEUTSCHE ASSET MANAGEMENT

TO OUR CONTRACTHOLDERS:

The Enhanced Index Series of SBL Fund is designed to have a core portfolio which contains at least 80% of the companies represented in the S&P 500 Stock Index. Within this core certain stocks are underweighted or overweighted according to the results of Deutsche Asset Management's proprietary screening process. For the six months ended June 30, 2001 the Series returned -7.34%, while its benchmark index, the S&P 500 Stock Index, returned -6.69%.(1)

OPERATION OF THE PROPRIETARY SCREENS

The Enhanced Index management team uses several proprietary screens in deciding when to overweight or underweight stocks in the portfolio. Stocks are overweighted when one of the following shows up on our screens: the company reports a positive earnings surprise, the company becomes an acquisition target, it is announced that the company will be added to the S&P Index, the stock has a high dividend yield or a zero dividend yield (if further research shows that the company uses the funds for internal investment), or the stock's price shows significant value based on options pricing techniques.

Conversely, stocks are underweighted if there is a negative earnings surprise, if the company issues a seasoned equity offering (as opposed to an initial public offering of stock), it is announced that the company will be deleted from the S&P 500 Index, or if financials show downward momentum. If none of these positive or negative screens apply, we will hold a neutral position in the stock.

THE DRAMATIC SLOWDOWN IN MERGERS AND ACQUISITIONS

The performance of the Series was slightly affected by the decrease in merger and acquisition activity so far this year. Based upon information compiled by Thomson Financial, reported M&A activity in the United States in the first half of 2001 totaled $380 billion, compared to over $886 billion at the midway point last year. Further, to date in 2001 no single month has registered more than $100 billion in M&A deal value. In fact, the seven month stretch of below-$100 billion monthly volume which began in December 2000 represents the longest period since early 1997 at that level. The drop in merger and acquisition activity can be attributed to the slowing economy, sluggish earnings growth and a drop in the stock prices of potential acquirers.

PERFORMANCE OF THE QUANTITATIVE SCREENS

During the six month period the Enhanced Income Series participated in ten merger deals that closed successfully. Companies acquired include such names as Johns Manville Corporation, Avis Group Holdings, Inc., and Litton Industries, Inc. We received no benefit from the twelve companies added to the S&P 500 Index during the period. The overall performance of the screens was mixed, with high dividend yield, zero dividend yield, earnings surprise and stock as an option adding value, while momentum and seasoned equity offerings did not.

SERIES H (ENHANCED INDEX SERIES)
August 15, 2001



THE OUTLOOK FROM DEUTSCHE ASSET MANAGEMENT'S ECONOMISTS

While as index fund managers we don't manage the portfolio according to a given outlook for the equity markets or the economy, we do monitor economic conditions and how they affect the financial markets. The economists at Deutsche Asset Management, Inc. believe equity markets must still contend with a weak near-term profit outlook as sluggish economic growth and narrowing corporate profit margins continue to weigh heavily on companies' bottom lines. They believe conditions should start to improve for the equity markets as the economy rebounds, but nothing like the "nirvana" that propelled equity returns in the late 1990's boom is apt to reemerge. Indeed, if the U.S. is unable to return fully to the elevated growth rates of recent years, the revival in the equity markets could be limited to historic trend-like gains. We note that these trend-like gains have still outperformed those of bonds, savings equivalents and inflation over the long term--not without interruption to be sure, but equities have produced the best returns over time, nonetheless.

Sincerely,

Deutsche Asset Management, Inc.
Enhanced Index Team

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                        % of
                                                      Net Assets
                General Electric Company                 3.6%
                Microsoft Corporation                    3.2%
                Exxon Mobil Corporation                  2.4%
                Citigroup, Inc.                          2.1%
                Pfizer,Inc.                              2.0%

                * At June 30, 2001


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                 1 Year            Since Inception
                                                       (5-3-99)
                Series H        (16.34%)               (3.08%)

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES H (ENHANCED INDEX)

                                                  NUMBER       MARKET
COMMON STOCKS                                    OF SHARES     VALUE
-----------------------------------------------------------------------
ADVERTISING - 0.3%
Interpublic Group
   of Companies, Inc. ....................         1,000    $   29,350
Omnicom Group, Inc. ......................           600        51,600
TMP Worldwide, Inc.* .....................           400        23,644
                                                            ----------
                                                               104,594
AEROSPACE & DEFENSE - 1.4%
Boeing Company ...........................         2,920       162,352
General Dynamics Corporation .............           600        46,686
Goodrich Company .........................           300        11,394
Honeywell International, Inc. ............         4,800       167,952
Lockheed Martin Corporation ..............         1,400        51,870
Northrop Grumman Corporation .............           200        16,020
Raytheon Company (Cl. B) .................         1,100        29,150
United Technologies Corporation ..........         1,600       117,216
                                                            ----------
                                                               602,640
AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company ...........         2,300        29,900

AIR FREIGHT & COURIERS - 0.1%
FedEx Corporation* .......................         1,200        48,240

AIRLINES - 0.2%
AMR Corporation* .........................           700        25,291
Southwest Airlines Company ...............         2,400        44,376
US Airways Group, Inc.* ..................           200         4,860
                                                            ----------
                                                                74,527
ALTERNATIVE CARRIERS - 0.1%
Global Crossing, Ltd.* ...................         3,700        31,968

ALUMINUM - 0.4%
Alcan, Inc. ..............................         1,000        42,020
Alcoa, Inc. ..............................         3,000       118,200
                                                            ----------
                                                               160,220
APPAREL & ACCESSORIES - 0.1%
Liz Claiborne, Inc. ......................           200        10,090
V.F. Corporation .........................           300        10,914
                                                            ----------
                                                                21,004
APPAREL RETAIL - 0.3%
Gap, Inc. ................................         2,600        75,400
Limited, Inc. ............................         1,500        24,780
TJX Companies, Inc. ......................           800        25,496
                                                            ----------
                                                               125,676

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
APPLICATION SOFTWARE - 1.0%
Autodesk, Inc. ...........................           200    $    7,460
Citrix Systems, Inc.* ....................           700        24,430
Compuware Corporation* ...................         1,900        26,581
Intuit, Inc.* ............................           900        35,991
Mercury Interactive Corporation* .........           300        17,970
Parametric Technology
   Corporation* ..........................         1,400        19,586
PeopleSoft, Inc.* ........................         1,230        60,553
Siebel Systems, Inc.* ....................         1,580        74,102
Structural Dynamics Research
   Corporation* ..........................         7,600       186,200
                                                            ----------
                                                               452,873
AUTO PARTS & EQUIPMENT - 1.5%
Dana Corporation .........................           500        11,670
Delphi Automotive Systems
   Corporation ...........................         2,000        31,800
Johnson Controls, Inc. ...................           200        14,494
Snap-on, Inc. ............................           100         2,416
Visteon Corporation ......................           201         3,694
                                                            ----------
                                                                64,074
AUTOMOBILE MANUFACTURERS - 0.7%
Ford Motor Company .......................         6,500       159,575
General Motors Corporation ...............         2,000       128,700
                                                            ----------
                                                               288,275
BANKS - 5.1%
AmSouth Bancorporation ...................         1,600        29,584
Bank of America Corporation ..............         5,600       336,168
Bank of New York Company, Inc. ...........         2,600       124,800
Bank One Corporation .....................         3,700       132,460
BB&T Corporation .........................         1,300        47,710
Charter One Financial, Inc. ..............           600        19,140
Comerica, Inc. ...........................           500        28,800
Fifth Third Bancorp ......................         2,000       120,100
First Union Corporation ..................         3,400       118,796
FleetBoston Financial Corporation ........         3,800       149,910
Golden West Financial Corporation ........           500        32,120
Huntington Bancshares, Inc. ..............         1,200        19,620
KeyCorp ..................................         1,700        44,285
Mellon Financial Corporation .............         1,600        73,600
National City Corporation ................         2,300        70,794
Northern Trust Corporation ...............           700        43,750
PNC Financial Services Group .............         1,000        65,790
Regions Financial Corporation ............         1,000        32,000
SouthTrust Corporation ...................         1,000        26,000
SunTrust Banks, Inc. .....................         1,000        64,780
Synovus Financial Corporation ............           900        28,242
U.S. Bancorp .............................         6,599       150,391
Union Planters Corporation ...............           400        17,440
Wachovia Corporation .....................           800        56,920
Washington Mutual, Inc. ..................         3,000       112,650
Wells Fargo & Company ....................         5,900       273,937
Zions Bancorporation .....................           300        17,700
                                                            ----------
                                                             2,237,487

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
BIOTECHNOLOGY - 0.8%
Amgen, Inc.* .............................         3,700    $  224,516
Biogen, Inc.* ............................           600        32,616
Chiron Corporation* ......................           800        40,800
MedImmune, Inc.* .........................           900        42,480
                                                            ----------
                                                               340,412
BREWERS - 0.3%
Adolph Coors Company .....................           100         5,018
Anheuser-Busch Companies, Inc. ...........         3,100       127,720
                                                            ----------
                                                               132,738
BROADCASTING & CABLE TV - 0.7%
Clear Channel
   Communications, Inc.* .................         2,000       125,400
Comcast Corporation* .....................         3,400       147,560
General Motors
   Corporation (Cl.H)* ...................             3            61
Univision Communications, Inc.* ..........           900        38,502
                                                            ----------
                                                               311,523
BUILDING PRODUCTS - 0.1%
Crane Company ............................           100         3,100
Masco Corporation ........................         1,400        34,944
                                                            ----------
                                                                38,044
CASINOS & GAMING - 0.1%
Harrah's Entertainment, Inc.* ............           600        21,180

COMMERCIAL PRINTING - 0.1%
R. R. Donnelley & Sons Company ...........           700        20,790

COMPUTER & ELECTRONICS RETAIL - 0.2%
Best Buy Company, Inc.* ..................           900        57,168
Circuit City Stores -
   Circuit City Group ....................           700        12,600
RadioShack Corporation ...................           500        15,250
                                                            ----------
                                                                85,018
COMPUTER HARDWARE - 3.4%
Apple Computer, Inc.* ....................         1,200        27,900
Compaq Computer Corporation ..............         5,900        91,391
Dell Computer Corporation* ...............         9,200       240,580
Gateway, Inc.* ...........................         1,100        18,095
Hewlett-Packard Company ..................         6,700       191,620
International Business Machines
   Corporation ...........................         6,030       681,390
NCR Corporation* .........................           500        23,500
Palm, Inc.* ..............................         1,900        11,533
Sun Microsystems, Inc.* ..................        11,800       185,496
                                                            ----------
                                                             1,471,505
COMPUTER STORAGE & PERIPHERALS - 0.6%
EMC Corporation* .........................         7,800       226,590
Lexmark International, Inc.* .............           500        33,625
Network Appliance, Inc.* .................         1,100        15,070
                                                            ----------
                                                               275,285

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.0%
Fluor Corporation ........................           200    $    9,030

CONSTRUCTION & FARM MACHINERY - 0.3%
Caterpillar, Inc. ........................         1,100        55,055
Cummins, Inc. ............................           300        11,610
Deere & Company ..........................           700        26,495
Navistar International
   Corporation* ..........................           400        11,252
PACCAR, Inc. .............................           400        20,568
                                                            ----------
                                                               124,980
CONSTRUCTION MATERIALS - 0.0%
Vulcan Materials Company .................           300        16,125

CONSUMER FINANCE - 1.0%
Capital One Financial Corporation ........           600        36,000
Countrywide Credit Industries, Inc. ......           300        13,764
Household International, Inc. ............         1,600       106,720
MBNA Corporation .........................         2,900        95,555
Providian Financial Corporation ..........           900        53,280
                                                            ----------
                                                               305,319
DATA PROCESSING SERVICES - 1.0%
Automatic Data Processing, Inc. ..........         2,160       107,352
Concord EFS, Inc.* .......................           900        46,809
First Data Corporation ...................         1,300        83,525
Fiserv, Inc.* ............................           600        38,388
Galileo International, Inc. ..............         2,400        78,000
Paychex, Inc. ............................         1,600        64,000
Sabre Holdings Corporation* ..............           500        25,000
                                                            ----------
                                                               443,074
DEPARTMENT STORES - 0.6%
Dillard's, Inc. ..........................           800        12,216
Federated Department
   Stores, Inc.* .........................           800        34,000
J.C. Penney Company, Inc. ................         1,200        31,632
Kohl's Corporation* ......................         1,300        81,549
May Department Stores Company ............           900        30,834
Nordstrom, Inc. ..........................           500         9,275
Sears, Roebuck & Company .................         1,200        50,772
                                                            ----------
                                                               250,278
DISTILLERS & VINTNERS - 0.0%
Brown-Forman Corporation (Cl.B) ..........           200        12,788

DIVERSIFIED CHEMICALS - 0.7%
Dow Chemical Company .....................         3,100       103,075
E.I. du Pont de Nemours
   & Company .............................         3,600       173,664
Eastman Chemical Company .................           200         9,526
Engelhard Corporation ....................           400        10,316
FMC Corporation* .........................           200        13,712
Hercules, Inc.* ..........................           900        10,170
                                                            ----------
                                                               320,463

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 0.3%
Block (H.R.), Inc. .......................           500    $   32,275
Cendant Corporation* .....................           860        16,770
Cintas Corporation .......................           500        23,125
Convergys Corporation* ...................           700        21,175
Deluxe Corporation .......................           400        11,560
Ecolab, Inc. .............................           400        16,388
Equifax, Inc. ............................           400        14,672
IMS Health, Inc. .........................           900        25,650
                                                            ----------
                                                               161,615
DIVERSIFIED FINANCIAL SERVICES - 5.9%
Ambac Financial Group, Inc. ..............           300        17,391
American Express Company .................         4,500       174,600
Charles Schwab Corporation ...............         4,800        73,440
Citigroup, Inc.(1) .......................        17,400       919,416
Fannie Mae ...............................         3,470       295,471
Franklin Resources, Inc. .................           800        36,616
Freddie Mac ..............................         2,400       168,000
J.P. Morgan Chase &
   Company, Inc. .........................         6,860       305,956
Lehman Brothers Holdings, Inc. ...........           900        69,975
Merrill Lynch & Company, Inc. ............         2,900       171,825
Moody's Corporation ......................           400        13,400
Morgan Stanley Dean Witter
   & Company .............................         3,400       218,382
State Street Corporation .................         1,000        49,490
Stilwell Financial, Inc. .................           600        20,136
T. Rowe Price Group, Inc. ................           300        11,217
USA Education, Inc. ......................           500        36,500
                                                            ----------
                                                             2,581,815
DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc. ..........................            15           388
Freeport-McMoran Copper
   & Gold, Inc. (Cl.B)* ..................           900        10,260
Inco, Ltd.* ..............................         1,000        17,260
Phelps Dodge Corporation .................           400        16,600
                                                            ----------
                                                                44,508
DRUG RETAIL - 0.4%
CVS Corporation ..........................         1,300        50,180
Walgreen Company .........................         3,500       119,525
                                                            ----------
                                                               169,705

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
ELECTRIC UTILITIES - 2.4%
AES Corporation* .........................         2,000    $   86,100
Allegheny Energy, Inc. ...................           200         9,650
Ameren Corporation .......................           400        17,080
American Electric Power
   Company, Inc. .........................         1,000        46,170
CMS Energy Corporation ...................           700        19,495
Calpine Corporation* .....................         1,200        45,360
Cinergy Corporation ......................           700        24,465
Consolidated Edison, Inc. ................           700        27,860
Constellation Energy Group, Inc. .........           500        21,300
DTE Energy Company .......................           600        27,864
Dominion Resources, Inc. .................           900        54,108
Duke Energy Corporation ..................         2,700       105,327
Edison International .....................         2,000        22,300
Entergy Corporation ......................           900        34,551
Exelon Corporation .......................         1,100        70,532
FPL Group, Inc. ..........................           600        36,126
FirstEnergy Corporation ..................           900        28,944
Mirant Corporation* ......................         1,000        34,400
Niagra Mohawk Holdings, Inc.* ............           900        15,921
PG&E Corporation .........................         2,000        22,400
PPL Corporation ..........................           700        38,500
Pinnacle West Capital Corporation ........           500        23,700
Progress Energy, Inc. ....................           800        35,936
Public Service Enterprise
   Group, Inc. ...........................           800        39,120
Reliant Energy, Inc. .....................           900        28,989
Southern Company .........................         2,200        51,150
TXU  Corporation .........................         1,100        52,998
Xcel Energy, Inc. ........................         1,500        42,675
                                                            ----------
                                                             1,063,021
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
American Power Conversion
   Corporation* ..........................           700        11,025
Cooper Industries, Inc. ..................           300        11,877
Emerson Electric Company .................         1,500        90,750
Molex, Inc. ..............................           600        21,918
National Service Industries, Inc. ........           400         9,028
Power-One, Inc.* .........................           700        11,648
Rockwell International Corporation .......           500        19,060
Thomas & Betts Corporation ...............           700        15,449
                                                            ----------
                                                               190,755
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Agilent Technologies, Inc.* ..............         1,500        48,750
Jabil Circuit, Inc.* .....................           800        24,688
Sanmina Corporation* .....................         1,240        29,028
Solectron Corporation* ...................         2,200        40,260
Symbol Technologies, Inc. ................         1,200        26,652
Tektronix, Inc. ..........................           600        16,290
Teledyne Technologies, Inc.* .............             1            15
Thermo Electron Corporation* .............           900        19,818
                                                            ----------
                                                               205,501

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
EMPLOYMENT SERVICES - 0.0%
Robert Half International, Inc.* .........           800    $   19,912

ENVIRONMENTAL SERVICES - 0.2%
Allied Waste Industries, Inc.* ...........         1,100        20,548
Waste Management, Inc. ...................         2,000        61,640
                                                            ----------
                                                                82,188
FOOD DISTRIBUTORS - 0.2%
SUPERVALU, Inc. ..........................         1,000        17,550
SYSCO Corporation ........................         2,200        59,730
                                                            ----------
                                                                77,280
FOOD RETAIL - 0.5%
Albertson's, Inc. ........................         1,400        41,986
Kroger Company* ..........................         3,100        77,500
Safeway, Inc.* ...........................         1,900        91,200
Winn-Dixie Stores, Inc. ..................           500        13,065
                                                            ----------
                                                               223,751
FOOTWEAR - 0.1%
NIKE, Inc. (Cl.B) ........................           800        33,592
Reebok International, Ltd.* ..............           500        15,975
                                                            ----------
                                                                49,567
FOREST PRODUCTS - 0.0%
Louisiana-Pacific Corporation ............           800         9,384
Weyerhaeuser Company .....................           200        10,994
                                                            ----------
                                                                20,378
GAS UTILITIES - 0.4%
El Paso Energy Corporation ...............         1,700        89,318
KeySpan Corporation ......................           600        21,888
Kinder Morgan, Inc. ......................           300        15,075
NICOR, Inc. ..............................           300        11,694
NiSource, Inc. ...........................           800        21,864
NiSource, Inc. - SAILS*(2) ...............           123           291
Sempra Energy ............................         1,100        30,074
                                                            ----------
                                                               190,204
GENERAL MERCHANDISE STORES - 2.2%
Big Lots, Inc.* ..........................           900        12,312
Costco Wholesale Corporation* ............         1,600        65,728
Dollar General Corporation ...............         1,000        18,950
Kmart Corporation* .......................         2,200        25,234
Target Corporation .......................         3,100       107,260
Wal-Mart Stores, Inc. ....................        15,500       756,400
                                                            ----------
                                                               985,884
GOLD - 0.1%
Barrick Gold Corporation .................         1,400        21,210
Homestake Mining Company .................           300         2,370
Newmont Mining Corporation ...............           600        11,166
Placer Dome, Inc. ........................         1,200        11,760
                                                            ----------
                                                                46,506

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS & SERVICES - 0.3%
Cardinal Health, Inc. ....................         1,580    $  109,020
McKesson HBOC, Inc. ......................           900        33,408
Quintiles Transnational
   Corporation* ..........................           700        17,675
                                                            ----------
                                                               160,103
HEALTH CARE EQUIPMENT - 1.5%
Bard (C.R.), Inc. ........................           100         5,695
Baxter International, Inc. ...............         2,000        98,000
Becton, Dickinson & Company ..............           800        28,632
Boston Scientific Corporation* ...........         1,800        30,600
Guidant Corporation* .....................         1,200        43,200
Medtronic, Inc. ..........................         4,100       188,641
MiniMed, Inc.* ...........................         4,300       206,400
St. Jude Medical, Inc.* ..................           300        18,000
Stryker Corporation* .....................           600        32,910
                                                            ----------
                                                               652,078
HEALTH CARE FACILITIES - 0.4%
HCA - The Healthcare Company .............         1,740        78,631
HEALTHSOUTH Corporation* .................         1,900        30,343
Manor Care, Inc.* ........................           600        19,050
Tenet Healthcare Corporation* ............         1,300        67,067
                                                            ----------
                                                               195,091
HEALTH CARE SUPPLIES - 0.0%
Bausch & Lomb, Inc. ......................           100         3,624

HOME FURNISHINGS - 0.0%
Leggett & Platt, Inc. ....................         1,200        26,436

HOME IMPROVEMENT RETAIL - 1.1%
Home Depot, Inc. .........................         8,000       372,400
Lowe's Companies, Inc. ...................         1,200        87,060
Sherwin-Williams Company .................           400         8,880
                                                            ----------
                                                               468,340
HOMEBUILDING - 0.0%
Centex Corporation .......................           400        16,300
Pulte Homes, Inc. ........................           400        17,052
                                                            ----------
                                                                33,352
HOTELS - 0.3%
Carnival Corporation .....................         1,700        52,190
Hilton Hotels Corporation ................         1,300        15,080
Marriott International, Inc. .............           800        37,872
Starwood Hotels & Resorts
   Worldwide, Inc. .......................           600        22,368
                                                            ----------
                                                               127,510
HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation ...............           200         7,892
Maytag Corporation .......................           300         8,778
Stanley Works ............................           200         8,374
Whirlpool Corporation ....................           400        25,000
                                                            ----------
                                                                50,044

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.2%
Clorox Company ...........................           700    $   23,765
Colgate-Palmolive Company ................         1,960       115,620
Kimberly-Clark Corporation ...............         1,900       106,210
Procter & Gamble Company .................         4,500       287,100
                                                            ----------
                                                               532,695
HOUSEWARES & SPECIALTIES - 0.1%
American Greetings Corporation ...........         1,100        12,100
Fortune Brands, Inc. .....................           400        15,344
Newell Rubbermaid, Inc. ..................           800        20,080
Tupperware Corporation ...................           400         9,372
                                                            ----------
                                                                56,896
INDUSTRIAL CONGLOMERATES - 4.7%
General Electric Company(1) ..............        32,100     1,564,875
Minnesota Mining &
   Manufacturing Company .................         1,400       159,740
Tyco International, Ltd. .................         6,567       357,902
                                                            ----------
                                                             2,082,517
INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc. ...........           700        32,025
Praxair, Inc. ............................           500        23,500
                                                            ----------
                                                                55,525
INDUSTRIAL MACHINERY - 0.4%
Danaher Corporation ......................           400        22,400
Eaton Corporation ........................           200        14,020
Illinois Tool Works, Inc. ................         1,000        63,420
Ingersoll-Rand Company ...................           500        20,600
ITT Industries, Inc. .....................           200         8,850
Pall Corporation .........................           300         7,059
Parker-Hannifin Corporation ..............           600        25,464
Timken Company ...........................           500         8,470
                                                            ----------
                                                               170,283
INSURANCE BROKERS - 0.2%
Aon Corporation ..........................           800        28,000
Marsh & McLennan
   Companies, Inc. .......................           900        90,900
                                                            ----------
                                                               118,900
INTREGRATED OIL & GAS - 4.6%
Amerada Hess Corporation .................           400        32,320
Chevron Corporation ......................         1,400       126,700
Conoco, Inc. (Cl.B) ......................         2,200        63,580
Exxon Mobil Corporation(1) ...............        12,080     1,055,188
Occidental Petroleum Corporation .........         1,600        42,544
Phillips Petroleum Company ...............           200        11,400
Royal Dutch Petroleum Company ............         7,400       431,198
Texaco, Inc. .............................         3,100       206,460
USX-Marathon Group .......................         1,400        41,314
                                                            ----------
                                                             2,010,704

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES - 4.6%
AT&T Corporation .........................        11,880    $  261,360
ALLTEL Corporation .......................         1,300        79,638
BellSouth Corporation ....................         6,500       261,755
CenturyTel, Inc. .........................           800        24,272
Citizens Communications
   Company* ..............................           900        10,827
Qwest Communications
   International, Inc. ...................         5,800       184,846
SBC Communications, Inc. .................        11,610       465,097
Sprint FON Corporation ...................         3,100        66,216
Verizon Communications, Inc. .............         9,400       502,900
WorldCom, Inc.* ..........................        10,300       154,088
                                                            ----------
                                                             2,010,999
INTERNET SOFTWARE & SERVICES - 0.1%
BroadVision, Inc.* .......................         1,300         6,500
Yahoo!, Inc.* ............................         2,100        41,979
                                                            ----------
                                                                48,479
IT CONSULTING & SERVICES - 0.3%
Computer Sciences Corporation* ...........           600        20,760
Electronic Data Systems
   Corporation ...........................         1,600       100,000
Sapient Corporation* .....................           400         3,900
Unisys Corporation* ......................         1,600        23,536
                                                            ----------
                                                               148,196
LEISURE PRODUCTS - 0.1%
Brunswick Corporation ....................           300         7,209
Hasbro, Inc. .............................           600         8,670
Mattel, Inc. .............................         1,500        28,380
                                                            ----------
                                                                44,259
LIFE & HEALTH INSURANCE - 0.8%
AFLAC, Inc. ..............................         1,700        53,533
American General Corporation .............         1,700        78,965
Conseco Inc.* ............................         1,100        15,565
Jefferson-Pilot Corporation ..............           500        24,160
John Hancock Financial
   Services, Inc. ........................         1,075        43,280
Lincoln National Corporation .............           600        31,050
MetLife, Inc. ............................         2,500        77,450
Torchmark Corporation ....................           300        12,063
UNUMProvident Corporation ................           700        22,484
                                                            ----------
                                                               358,550
MANAGED HEALTH CARE - 0.3%
Aetna, Inc. ..............................           400        10,348
CIGNA Corporation ........................           500        47,910
Humana, Inc.* ............................         1,200        11,820
UnitedHealth Group, Inc. .................         1,100        67,925
WellPoint Health Networks, Inc.*  ........           300        28,272
                                                            ----------
                                                               166,275
METAL & GLASS CONTAINERS - 0.0%
Pactiv Corporation* ......................         1,100        14,740

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
MOTORCYCLE MANUFACTURERS 0.1%
Harley-Davidson, Inc. ....................         1,000    $   47,080

MOVIES & ENTERTAINMENT - 3.0%
AOL Time Warner, Inc.* ...................        15,500       821,500
Viacom, Inc. (Cl.B)* .....................         6,300       326,025
Walt Disney Company ......................         6,300       182,007
                                                            ----------
                                                             1,329,532
MULTI-LINE INSURANCE - 1.8%
American International Group, Inc. .......         8,100       696,600
Hartford Financial Services
   Group, Inc. ...........................           700        47,880
Loews Corporation ........................           800        51,544
                                                            ----------
                                                               796,024
MULTI-UTILITIES - 0.5%
Dynegy, Inc. .............................         1,000        46,500
Enron Corporation ........................         2,600       127,400
Williams Companies, Inc. .................         1,900        62,605
                                                            ----------
                                                               236,505
NETWORKING EQUIPMENT - 1.1%
Avaya, Inc.* .............................           883        12,097
Cabletron Systems, Inc.* .................         1,000        22,850
Cisco Systems, Inc.* .....................        25,580       465,556
                                                            ----------
                                                               500,503
OFFICE ELECTRONICS - 0.0%
Xerox Corporation ........................         2,300        22,011

OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation ...............           300        15,315
Pitney Bowes, Inc. .......................           850        35,802
                                                            ----------
                                                                51,117
OIL & GAS DRILLING - 0.2%
Nabors Industries, Inc.* .................           700        26,040
Noble Drilling Corporation* ..............           600        19,650
Rowan Companies, Inc.* ...................           500        11,050
Transocean Sedco Forex, Inc. .............         1,000        41,250
                                                            ----------
                                                                97,990
OIL & GAS EQUIPMENT & SERVICES - 0.4%
Baker Hughes, Inc. .......................         1,100        36,850
Halliburton Company ......................         1,350        48,060
Schlumberger, Ltd. .......................         2,000       105,300
                                                            ----------
                                                               190,210
OIL & GAS EXPLORATION & PRODUCTION - 0.4%
Anadarko Petroleum Corporation ...........         1,000        54,030
Apache Corporation .......................           400        20,300
Burlington Resources, Inc. ...............         1,000        39,950
Devon Energy Corporation .................           400        21,000
EOG Resources, Inc. ......................           600        21,450
Kerr-McGee Group .........................           300        19,881
Unocal Corporation .......................           800        27,320
                                                            ----------
                                                               203,931

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
OIL & GAS REFINING & MARKETING - 0.1%
Ashland, Inc. ............................           100    $    4,010
Sunoco, Inc. .............................           200         7,326
Tosco Corporation ........................         1,300        57,265
                                                            ----------
                                                                68,601
PACKAGED FOODS - 2.0%
Campbell Soup Company ....................         1,300        33,475
ConAgra Foods, Inc. ......................         2,100        41,601
General Mills, Inc. ......................           900        39,402
Heinz (H.J.) Company .....................         1,300        53,157
Hershey Foods Corporation ................           400        24,684
Kellogg Company ..........................         1,300        37,700
Quaker Oats Company ......................           400        36,500
Ralston Purina Group .....................        12,900       387,258
Sara Lee Corporation .....................         2,400        45,456
Unilever N.V .............................         2,001       119,200
Wm. Wrigley Jr. Company ..................           700        32,795
                                                            ----------
                                                               851,228
PAPER PACKAGING - 0.1%
Bemis Company, Inc. ......................           100         4,017
Sealed Air Corporation* ..................           300        11,175
Temple-Inland, Inc. ......................           300        15,987
                                                            ----------
                                                                31,179
PAPER PRODUCTS - 0.1%
Boise Cascade Corporation ................           400        14,068
International Paper Company ..............           901        32,166
Mead Corporation .........................           200         5,428
Westvaco Corporation .....................           200         4,858
Willamette Industries, Inc. ..............           400        19,800
                                                            ----------
                                                                76,320
PERSONAL PRODUCTS - 0.3%
Alberto-Culver Company (Cl.B) ............           100         4,204
Avon Products, Inc. ......................           700        32,396
Gillette Company .........................         3,600       104,364
                                                            ----------
                                                               140,964
PHARMACEUTICALS - 8.3%
Abbott Laboratories ......................         5,400       259,254
Allergan, Inc. ...........................           400        34,200
American Home Products
   Corporation ...........................         4,500       262,980
Bristol-Myers Squibb Company .............         6,740       352,502
Eli Lilly & Company ......................         3,900       288,600
Forest Laboratories, Inc.* ...............           800        56,800
Johnson & Johnson ........................        10,442       522,100
King Pharmaceuticals, Inc.* ..............           700        37,625
Merck & Company, Inc. ....................         7,930       506,806
Pfizer, Inc.(1) ..........................        21,900       877,095
Pharmacia Corporation ....................         4,500       206,775
Schering-Plough Corporation ..............         5,000       181,200
Watson Pharmaceuticals, Inc.* ............           500        30,820
                                                            ----------
                                                             3,616,757

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
PHOTOGRAPHIC PRODUCTS - 0.1%
Eastman Kodak Company ....................           900    $   42,012

PROPERTY & CASUALTY INSURANCE - 0.5%
Allstate Corporation .....................         2,500       109,975
Chubb Corporation ........................           200        15,486
Cincinnati Financial Corporation .........           500        19,750
MBIA, Inc. ...............................           400        22,272
MGIC Investment Corporation ..............           300        21,792
Progressice Corporation ..................           300        40,557
SAFECO Corporation .......................           300         8,850
St. Paul Companies, Inc. .................           100         5,069
                                                            ----------
                                                               243,751
PUBLISHING & PRINTING - 1.1%
Dow Jones & Company, Inc. ................           200        11,942
Gannett Company, Inc. ....................           800        52,720
Harcourt General, Inc. ...................         5,250       305,497
Knight-Ridder, Inc. ......................           200        11,860
McGraw-Hill Companies, Inc. ..............           600        39,690
Meredith Corporation .....................           100         3,581
New York Times Company ...................           500        21,000
Tribune Company ..........................         1,000        40,010
                                                            ----------
                                                               486,300
RAILROADS - 0.3%
Burlington Northern Santa Fe
   Corporation ...........................         1,600        48,272
CSX Corporation ..........................           600        21,732
Norfolk Southern Corporation .............         1,300        26,910
Union Pacific Corporation ................         1,000        54,910
                                                            ----------
                                                               151,824
RESTAURANTS - 0.4%
Darden Restaurants, Inc. .................           300         8,370
McDonald's Corporation ...................         3,930       106,346
Starbucks Corporation* ...................         1,600        36,800
Tricon Global Restaurants, Inc.*  ........           600        26,340
Wendy's International, Inc. ..............           200         5,108
                                                            ----------
                                                               182,964
SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.* .................         2,900       142,390
KLA-Tencor Corporation* ..................           600        35,082
Novellus Systems, Inc.* ..................           600        34,074
Teradyne, Inc.* ..........................           600        21,714
                                                            ----------
                                                               233,260

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES     VALUE
-----------------------------------------------------------------------
SEMICONDUCTORS - 3.2%
Advanced Micro Devices, Inc.* ............         1,400    $   40,432
Altera Corporation* ......................         1,700        49,300
Analog Devices, Inc.* ....................         1,400        60,550
Applied Micro Circuits
   Corporation* ..........................         1,000        17,200
Broadcom Corporation* ....................           950        40,622
Conexant Systems, Inc.* ..................           800         7,160
Intel Corporation ........................        23,520       687,960
Linear Technology Corporation ............         1,000        44,220
LSI Logic Corporation* ...................         1,100        21,329
Maxim Integrated Products, Inc.*  ........         1,200        53,052
Micron Technology, Inc.* .................         2,200        90,420
National Semiconductor
   Corporation* ..........................           600        17,472
QLogic Corporation* ......................           300        19,335
Texas Instruments, Inc. ..................         5,300       174,105
Vitesse Semiconductor
   Corporation* ..........................         1,000        21,040
Xilinx, Inc.* ............................         1,100        45,364
                                                            ----------
                                                             1,389,561
SOFT DRINKS - 1.5%
Coca-Cola Company ........................         8,600       387,000
Coca-Cola Enterprises, Inc. ..............         1,500        24,525
Pepsi Bottling Group, Inc. ...............           500        20,050
PepsiCo, Inc. ............................         5,040       222,768
                                                            ----------
                                                               654,343
SPECIALTY CHEMICALS - 0.1%
Great Lakes Chemical Corporation .........           100         3,085
PPG Industries, Inc. .....................           800        42,056
Rohm & Haas Company ......................           600        19,740
Sigma-Aldrich Corporation ................           200         7,724
                                                            ----------
                                                                72,605
SPECIALTY STORES - 0.3%
AutoZone, Inc.* ..........................           600        22,500
Bed Bath & Beyond, Inc.* .................         1,200        36,000
Office Depot, Inc.* ......................         1,600        16,608
Staples, Inc.* ...........................         2,000        31,980
Tiffany & Company ........................           400        14,488
Toys "R" Us, Inc.* .......................           900        22,275
                                                            ----------
                                                               143,851
STEEL - 0.1%
Allegheny Technologies, Inc. .............           500         9,045
Nucor Corporation ........................           300        14,667
USX-U.S. Steel Group .....................           600        12,090
Worthington Industries, Inc. .............           300         4,080
                                                            ----------
                                                                39,882

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                   NUMBER        MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES      VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE - 4.6%
Adobe Systems, Inc. ......................          1,100     $    51,700
BMC Software, Inc.* ......................          1,100          24,794
Computer Associates
   International, Inc. ...................          2,000          72,000
Microsoft Corporation*(1) ................         18,810       1,373,130
Novell, Inc.* ............................          2,200          12,518
Oracle Corporation* ......................         19,900         378,100
VERITAS Software Corporation* ............          1,461          97,200
                                                              -----------
                                                                2,009,442
TELECOMMUNICATIONS EQUIPMENT - 1.6%
ADC Telecommunications, Inc.* ............          2,700          17,820
Andrew Corporation* ......................            800          14,760
Comverse Technology, Inc.* ...............            720          41,112
Corning, Inc. ............................          3,200          53,472
JDS Uniphase Corporation* ................          4,720          60,180
Lucent Technologies, Inc. ................         11,800          76,346
Motorola, Inc. ...........................          7,600         125,856
Nortel Networks Corporation ..............         11,000          99,990
QUALCOMM, Inc.* ..........................          2,700         157,896
Scientific-Atlanta, Inc. .................            700          28,420
Tellabs, Inc.* ...........................          1,400          26,992
                                                              -----------
                                                                  702,844
TIRES & RUBBER - 0.1%
Cooper Tire & Rubber Company .............            800          11,360
Goodyear Tire & Rubber
   Company ...............................            800          22,400
                                                              -----------
                                                                   33,760
TOBACCO - 0.9%
Philip Morris Companies, Inc. ............          7,700         377,300
R.J. Reynolds Tobacco
   Holdings, Inc. ........................              1              55
UST, Inc. ................................            900          25,974
                                                              -----------
                                                                  403,329
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Genuine Parts Company ....................            700          22,050
W.W. Grainger, Inc. ......................            200           8,232
                                                              -----------
                                                                   30,282
TRUCKING - 0.0%
Ryder System, Inc. .......................            500           9,800

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Nextel Communications, Inc.* .............          2,700          47,250
Sprint PCS Group* ........................          3,200          77,280
                                                              -----------
                                                                  124,530
                                                              -----------
   Total common stocks - 90.2% ..........................      39,282,508

                                                PRINCIPAL        MARKET
U.S. GOVERNMENT SECURITIES                       AMOUNT          VALUE
--------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 0.8%
U.S. Treasury Bill,
   6.11% - 07-19-01 ......................    $   350,000     $   349,450

REPURCHASE AGREEMENT - 9.0%
---------------------------
United Missouri Bank, 3.66%, 07-02-01
   (Collateralized by FHLMC, 08-07-01
   with a value of $4,004,000) ...........    $ 3,909,000       3,909,000
                                                              -----------
   Total investments - 100.0% ...........................      43,540,958
   Liabilities, less cash and other assets - (0.0)% .....         (15,130)
                                                              -----------
   Total net assets - 100.0% ............................     $43,525,828
                                                              ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing securites

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) SAILS - Stock Appreciation Income Linked Security - is the term used for a unit consisted of a zero coupon debt security and a forward equity contract.

                       SEE ACCOMPANYING NOTES.

SERIES S (SOCIAL AWARENESS SERIES)
August 15, 2001



[PHOTO]
Cindy L. Shields
Portfolio Manager

[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The difficult investment environment for stocks which began last year continued through the first half of 2001, as the economic slowdown led to weaker earnings for most corporations. The Social Awareness Series of SBL Fund returned -8.03% and the benchmark Domini Social 400 Index returned -7.28% over the six months ended June 30, 2001.(1)

GOOD PERFORMERS IN OTHERWISE WEAK MARKETS

Even in the generally negative markets some stocks continued to perform well. In the consumer discretionary sector, retail building materials chain Lowe's Companies, Inc. gained over 63% during the six months as lumber prices rebounded from the depressed levels of the first quarter. Lowe's also did an excellent job of managing costs, resulting in earnings which were higher than analysts' expectations.

Also in the consumer discretionary sector, AOL Time Warner Inc. gained 53% from the time it was added to the portfolio. Prior to the merger of America Online and Time Warner, both stocks traded in a narrow range. The merger was completed early in the first half of 2001, and analysts expressed confidence in expected synergies of the newly unified company.

The telecommunications services sector provided some favorable performers during the period. AT&T Corporation gained nearly 28% as long distance service pricing finally began to stabilize. In the same sector, cellular communications company Sprint Corporation (PCS Group) was up over 18% in the first half as the company continued to gain market share faster than its competitors.

HEALTH CARE AND CONSUMER STAPLES SECTORS UNDERPERFORMED

Medical instrument manufacturer Guidant Corporation lost 33% since the beginning of the year as the demand for its implantable defibrillators slowed. Guidant has been a leader in the manufacture of coronary stents used to open clogged arteries. Now a new technology, "coated" stents which can deliver medication as well as open the arteries, is being developed and Guidant lags other manufacturers in this area. Schering-Plough Corporation was down almost 36% following problems in its dealings with the FDA. Schering's allergy medication Claritin is reaching the end of its patent life; the company has developed a "next generation" version, but the FDA is delaying approval for the drug.

In the consumer staples sector CVS Corporation, which operates drug store chains CVS Pharmacy and Revco, fell 35% during the period. These chains have historically generated a large portion of their profits from non-drug items sold in their stores. As the economic slowdown unfolded, many customers elected to shop in lower-cost stores for these items, causing the company's earnings and profit margins to shrink. Also in the sector, soft drink manufacturer The Coca-Cola Company lost 26% on lighter than expected sales volumes in its carbonated drink lines. The company is also finding it difficult to expand its noncarbonated drink line. Coke funded a large share of a joint venture with Procter & Gamble to sell Sunny Delite and Pringle's potato chips, a move which caused higher expenses, with the benefits as yet unknown.

SERIES S (SOCIAL AWARENESS SERIES)
August 15, 2001



THE ECONOMY SHOULD EXHIBIT SIGNS OF RECOVERY SOON

We believe the U.S. economic slowdown has finally reached a bottom. While we look for a recovery to get underway in the second half of this year, we do not expect it to be a swift upward movement. Rather, we believe the recovery will be slow and steady. Global economies are experiencing slowdowns of their own, and will be a drain on earnings of U.S. multinational companies. We are monitoring market activity carefully, and expect to begin buying more growth-oriented stocks in the weeks ahead.

Sincerely,

Cindy Shields
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                             % of
                                                          Net Assets
                Microsoft Corporation                        7.7%
                American International Group, Inc.           3.9%
                Intel Corporation                            3.9%
                Merck & Company, Inc.                        3.0%
                Johnson & Johnson                            2.8%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                1 Year      5 Year     Since Inception
                                                          (5-1-91)
                Series S       (21.77%)      9.40%         12.25%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES S (SOCIAL AWARENESS)

                                                  NUMBER        MARKET
COMMON STOCKS                                    OF SHARES      VALUE
-------------------------------------------------------------------------
ADVERTISING - 1.3%
Omnicom Group, Inc. ......................         26,900    $ 2,313,400

AIR FREIGHT & COURIERS - 0.3%
FedEx Corporation* .......................         13,000        522,600

AIRLINES - 1.0%
Southwest Airlines Company ...............        101,550      1,877,659

APPAREL RETAIL - 0.4%
Talbots, Inc. ............................         15,800        691,250

BANKS - 6.6%
Bank of America Corporation ..............         40,800      2,449,224
Bank of New York Company, Inc. ...........         54,800      2,630,400
Fifth Third Bancorp ......................         15,200        912,760
Mellon Financial Corporation .............         26,500      1,219,000
Northern Trust Corporation ...............          8,000        500,000
PNC Financial Services Group .............         24,400      1,605,276
Wells Fargo & Company ....................         59,400      2,757,942
                                                             -----------
                                                              12,074,602
BIOTECHNOLOGY - 1.2%
Amgen, Inc.* .............................         35,100      2,129,868

BROADCASTING & CABLE TV - 1.5%
Clear Channel
   Communications, Inc.* .................         14,758        925,327
Comcast Corporation* .....................         41,200      1,788,080
                                                             -----------
                                                               2,713,407
COMPUTER HARDWARE - 6.0%
Compaq Computer Corporation ..............         55,200        855,048
Dell Computer Corporation* ...............         97,800      2,557,470
Hewlett-Packard Company ..................         45,800      1,309,880
International Business Machines
   Corporation ...........................         42,500      4,802,500
Sun Microsystems, Inc.* ..................         85,100      1,337,772
                                                             -----------
                                                              10,862,670
COMPUTER STORAGE & PERIPHERALS - 1.2%
EMC Corporation* .........................         76,200      2,213,610

CONSTRUCTION & FARM MACHINERY - 0.5%
Deere & Company ..........................         25,600        968,960

CONSUMER FINANCE - 2.0%
Household International, Inc. ............         29,200      1,947,640
MBNA Corporation .........................         53,300      1,756,235
                                                             -----------
                                                               3,703,875
DATA PROCESSING SERVICES - 1.2%
Paychex, Inc. ............................         55,950      2,238,000

DEPARTMENT STORES - 0.9%
Kohl's Corporation* ......................         26,400      1,656,072

                                                  NUMBER        MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES      VALUE
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.6%
American Express Company .................         43,200    $ 1,676,160
Fannie Mae ...............................         32,500      2,767,375
Freddie Mac ..............................         21,800      1,526,000
J.P. Morgan Chase & Company ..............         61,100      2,725,060
Merrill Lynch & Company, Inc. ............         26,400      1,564,200
                                                             -----------
                                                              10,258,795
DRUG RETAIL - 1.3%
CVS Corporation ..........................         32,800      1,266,080
Walgreen Company .........................         31,000      1,058,650
                                                             -----------
                                                               2,324,730
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Molex, Inc. ..............................         46,700      1,705,951

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Sanmina Corporation* .....................         36,800        861,488

FOOD RETAIL - 0.7%
Kroger Company* ..........................         49,000      1,225,000

GENERAL MERCHANDISE STORES - 1.6%
Family Dollar Stores, Inc. ...............         70,000      1,794,100
Target Corporation .......................         31,400      1,086,440
                                                             -----------
                                                               2,880,540
HEALTH CARE DISTRIBUTORS & SERVICES - 1.2%
Cardinal Health, Inc. ....................         31,050      2,142,450

HEALTH CARE EQUIPMENT - 1.5%
Medtronic, Inc. ..........................         58,100      2,673,181

HOME IMPROVEMENT RETAIL - 2.4%
Home Depot, Inc. .........................         74,200      3,454,010
Lowe's Companies, Inc. ...................         13,700        993,935
                                                             -----------
                                                               4,447,945
HOUSEHOLD PRODUCTS - 3.3%
Colgate-Palmolive Company ................         32,800      1,934,872
Kimberly-Clark Corporation ...............         23,200      1,296,880
Procter & Gamble Company .................         44,400      2,832,720
                                                             -----------
                                                               6,064,472
INDUSTRIAL GASES - 0.7%
Praxair, Inc. ............................         28,100      1,320,700

INDUSTRIAL MACHINERY - 0.6%
Illinois Tool Works, Inc. ................         17,400      1,103,508

INSURANCE BROKERS - 0.6%
Marsh & McLennan
   Companies, Inc. .......................         10,000      1,010,000

INTEGRATED TELECOMMUNICATION SERVICES - 3.5%
AT&T Corporation .........................         87,812      1,931,864
SBC Communications, Inc. .................        101,464      4,064,648
Sprint Corporation (FON Group) ...........         16,300        348,168
                                                             -----------
                                                               6,344,680
LIFE & HEALTH INSURANCE - 0.3%
AFLAC, Inc. ..............................         16,100        506,989

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES S (SOCIAL AWARENESS) (CONTINUED)

                                                   NUMBER          MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES        VALUE
----------------------------------------------------------------------------
MOVIES & ENTERTAINMENT - 5.0%
AOL Timer Warner, Inc.* ..................          81,000     $  4,293,000
Viacom, Inc. (Cl. B)* ....................          54,200        2,804,850
Walt Disney Company ......................          71,800        2,074,302
                                                               ------------
                                                                  9,172,152
MULTI-LINE INSURANCE - 3.9%
American International Group, Inc. .......          81,699        7,026,114

MULTI - UTILITIES - 1.0%
Enron Corporation ........................          36,200        1,773,800

NETWORKING EQUIPMEMT - 2.5%
Cisco Systems, Inc.* .....................         248,900        4,529,980
McDATA Corporation* ......................           2,804           49,210
                                                               ------------
                                                                  4,579,190
OIL & GAS EQUIPMENT & SERVICES - 0.8%
BJ Services Company* .....................          49,600        1,407,648

PACKAGED FOODS - 0.6%
General Mills, Inc. ......................          25,000        1,094,500

PHARMACEUTICALS - 7.9%
Allergan, Inc. ...........................          23,400        2,000,700
Johnson & Johnson ........................         100,064        5,003,200
Merck & Company, Inc. ....................          84,400        5,394,004
Schering-Plough Corporation ..............          55,100        1,996,824
                                                               ------------
                                                                 14,394,728
PROPERTY & CASUALTY INSURANCE - 1.2%
Chubb Corporation ........................          27,200        2,106,096

PUBLISHING & PRINTING - 1.2%
McGraw-Hill Companies, Inc. ..............          14,200          939,330
New York Times Company ...................          29,400        1,234,800
                                                               ------------
                                                                  2,174,130
RESTAURANTS - 0.6%
McDonald's Corporation ...................          41,400        1,120,284

SEMICONDUCTOR EQUIPMENT - 0.7%
Applied Materials, Inc.* .................          26,700        1,310,970

SEMICONDUCTORS - 6.4%
Analog Devices, Inc.* ....................          20,200          873,650
Intel Corporation ........................         239,600        7,008,300
Micron Technology, Inc.* .................          29,500        1,212,450
Texas Instruments, Inc. ..................          56,800        1,865,880
Xilinx, Inc.* ............................          15,500          639,220
                                                               ------------
                                                                 11,599,500
SOFT DRINKS - 3.4%
Coca-Cola Company ........................          82,000        3,690,000
PepsiCo, Inc. ............................          60,000        2,652,000
                                                               ------------
                                                                  6,342,000
SYSTEMS SOFTWARE - 8.6%
Adobe Systems, Inc. ......................          37,200        1,748,400
Microsoft Corporation* ...................         191,700       13,994,100
                                                               ------------
                                                                 15,742,500

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                   NUMBER          MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES        VALUE
----------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 2.2%
ADC Telecommunications, Inc.* ............          48,700     $    321,420
Comverse Technology, Inc. ................          28,700        1,638,770
QUALCOMM, Inc.* ..........................          13,000          760,240
Scientific-Atlanta, Inc. .................          31,800        1,291,080
                                                               ------------
                                                                  4,011,510
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Sprint Corporation (PCS Group)* ..........          45,300        1,093,995
                                                               ------------
   Total common stocks - 95.4% ...........................      173,785,519

U. S. GOVERNMENT & AGENCIES
---------------------------
FEDERAL HOME LOAN BANK - 1.6%
   3.72%, 07-13-01 .......................    $  3,000,000        2,996,280

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.6%
   3.72%, 07-09-01 .......................    $  2,100,000        2,098,236
   3.54%, 07-25-01 .......................    $    900,000          897,876
                                                               ------------
                                                                  2,996,112
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.8%
   3.70%, 07-24-01 .......................    $  1,400,000        1,396,691
                                                               ------------
   Total U. S. government & agencies - 4.0% ..............        7,389,083

REPURCHASE AGREEMENT - 0.6%
---------------------------
United Missouri Bank, 3.66%, 07-02-01
   (Collateralized by FHLB, 08-07-01,
   with a value of $1,070,000) ...........    $  1,044,000        1,044,000
                                                               ------------
   Total investments - 100.0% ............................      182,218,602
   Liabilities, less cash and other assets - 0.0% ........          (40,255)
                                                               ------------
   Total net assets - 100.0% .............................     $182,178,347
                                                               ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security.

                        SEE ACCOMPANYING NOTES.

SERIES J (MID CAP GROWTH SERIES)
August 15, 2001



[PHOTO]
James P. Schier
Senior Portfolio Manager

[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The first six months of 2001 were difficult for growth stocks as wary investors moved toward value issues. The Mid Cap Growth Series of SBL Fund returned -8.08%, trailing the benchmark S&P/Barra Mid Cap Growth Index's -5.67% return.(1)

HEALTH CARE AND TECHNOLOGY STOCKS HINDER PERFORMANCE

Two biotechnology stocks in the health care sector, Millennium Pharmaceuticals, Inc. and Applera Corporation (Applied Biosystems Group), were outstanding performers in 2000 but fell dramatically in value in the first half of this year. Millennium Pharmaceuticals lost over 42% as concerns arose that bottlenecks farther down the line in the genomic decoding process were developing which would reduce the immediate demand for the company's predictive medicine products and services. Applied Biosystems develops instrument-based systems such as DNA sequencers, and has seen the demand for its products fall short of expected levels.

In the troubled technology sector results among our 34 technology-related holdings varied widely. The weakest performer was Acxiom Corporation, down over 66%. The company provides information management systems, helping companies manage databases on an outsourced basis. As the economy slowed, many of Acxiom's customers elected to defer implementation of new systems, and Acxiom saw its core business slowing far more quickly than expected. Also a victim of the weaker economy, Comverse Technology, Inc. lost 47% even after announcing a 48% increase in its fiscal fourth-quarter earnings. Comverse is the leading manufacturer of telephone messaging software, and despite favorable earnings and positive reports from analysts, market fears of declining spending on capital equipment by corporations kept the company's stock price weak.

SOME CONSUMER-RELATED COMPANIES
FARED WELL IN A WEAK MARKET ENVIRONMENT

On the positive side, many non-technology related companies moved upward during the six month period. The stock of catalog and Internet retailer Lands' End gained nearly 60% in the first half of 2001. The stock began its climb after announcing strong fourth fiscal quarter earnings and favorable January sales, and continued its upward move after its first quarter profits beat estimates as well. Lands' End is also the beneficiary of speculation that the company is a possible takeover candidate. The company's founder is now an octogenarian, and is said to be looking for a buyer.

A second consumer-related company, children's product manufacturer Mattel, Inc. rose 31% as analysts and investors became more enthusiastic about the abilities of the company's new chief executive officer, Robert Eckert. The company's leading brands are stabilizing and growing in international markets. Additionally, Mattel closed its plant in Kentucky, which was its last U.S. manufacturing plant, as it implemented further cost-cutting measures.

SERIES J (MID CAP GROWTH SERIES)
August 15, 2001



Other positive contributors to performance included two energy-related companies, Triton Energy Limited and Ocean Energy Inc. Both of these companies are gaining market interest because of their drilling prospects off the West African coast. Maxwell Technologies, Inc., classified in the industrial sector, gained 49% on positive reaction to its design for integrated stored energy systems for military, commercial and some passenger vehicles. The company also sold its medical electronics unit late in the first half of the year.

MIDCAP STOCKS HAVE BRIGHT PROSPECTS

Despite their recent outperformance, the midcap and small cap sectors of the equity markets are still priced at a steep discount to large-cap stocks, based on profitability and growth. Midcap and small cap stocks frequently perform better than their large-cap counterparts when the economy emerges from recessionary periods--their lack of international exposure helps as other countries often lag the U.S. in the recovery process. We expect the second half of 2001 to bring with it solid signs of an economic recovery, and we believe the midcap portfolios will do very well in such an environment.

Sincerely,

James P. Schier
Senior Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
----------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                          % of
                                                       Net Assets
                Mylan Laboratories, Inc.                  4.0%
                Mattel,Inc.                               3.6%
                E.W. Scripps Company                      2.9%
                Rational Software Corporation             2.9%
                Lands' End, Inc.                          2.7%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                                         Since
                              1 Year      5 Years      Inception
                                                       (10-1-92)
                Series J      (5.05%)      20.16%        19.24%


(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES J (MID CAP GROWTH)

                                                  NUMBER        MARKET
COMMON STOCKS                                    OF SHARES      VALUE
-------------------------------------------------------------------------
AIR FREIGHT & COURIERS - 0.6%
Expeditors International
   of Washington, Inc. ...................         50,000    $ 3,000,000

ALTERNATIVE CARRIERS - 0.4%
Level 3 Communications, Inc.* ............        195,000      1,070,550
RCN Corporation* .........................        192,000      1,054,080
                                                             -----------
                                                               2,124,630
APPLICATION SOFTWARE - 13.7%
Captaris, Inc.* ..........................        240,000        499,200
Cerner Corporation* ......................        100,000      4,200,000
Electronic Arts, Inc.* ...................         59,600      3,450,840
EPIQ Systems, Inc.* ......................        373,500      9,595,215
HNC Software, Inc.* ......................         64,500      1,257,750
Hyperion Solutions Corporation* ..........        572,000      8,580,000
Jack Henry & Associates, Inc. ............        400,000     12,400,000
Peregrine Systems, Inc.* .................        467,925     13,569,825
Rational Software Corporation* ...........        530,000     14,866,500
Take-Two Interactive
   Software, Inc.* .......................        150,000      2,782,500
                                                             -----------
                                                              71,201,830
AUTO PARTS & EQUIPMENT - 2.0%
Federal Signal Corporation ...............        150,000      3,520,500
Gentex Corporation* ......................        250,000      6,967,500
                                                             -----------
                                                              10,488,000
BANKS - 1.4%
Northern Trust  Corporation ..............        120,000      7,500,000

BIOTECHNOLOGY - 8.9%
Alexion Pharmaceuticals, Inc.* ...........        168,200      4,036,800
Biopure Corporation* .....................         78,500      2,070,045
Enzon, Inc.* .............................        150,000      9,375,000
Gene Logic, Inc.* ........................        136,100      2,966,980
Ligand
   Pharmaceuticals Inc. (Cl. B)* .........        558,000      6,305,400
Millennium
   Pharmaceuticals, Inc.* ................        318,000     11,314,440
Titan Pharmaceuticals, Inc.* .............        349,400     10,485,494
                                                             -----------
                                                              46,554,159
BROADCASTING & CABLE TV - 3.8%
Charter Communications, Inc.* ............        174,000      4,062,900
CINAR Corporation (Cl. B)* ...............        995,400      4,479,300
Salem Communications
   Corporation* ..........................        293,500      6,421,780
Sirius Satellite Radio, Inc.* ............        118,500      1,444,515
XM Satellite Radio Holdings, Inc.* .......        211,500      3,426,300
                                                             -----------
                                                              19,834,795
BUILDING PRODUCTS - 0.6%
Crane Company ............................        100,000      3,100,000

CATALOG RETAIL - 2.7%
Lands' End, Inc.* ........................        350,000     14,052,500

DATA PROCESSING SERVICES - 0.9%
DST Systems, Inc.* .......................         91,400      4,816,780

                                                  NUMBER        MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES      VALUE
-------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 2.1%
DeVry, Inc.* .............................        300,000    $10,836,000

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Baldor Electric Company ..................         24,000        512,880

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
Maxwell Technologies, Inc.* ..............        565,000     12,599,500
PerkinElmer, Inc. ........................        112,200      3,088,866
Sawtek, Inc.* ............................         82,000      1,929,460
Trimble Navigation, Ltd.* ................        208,400      4,061,716
                                                             -----------
                                                              21,679,542
GOLD - 0.7%
Placer Dome, Inc. ........................        367,000      3,596,600

HEALTH CARE DISTRIBUTORS & SERVICES - 2.2%
Cardinal Health, Inc. ....................         42,000      2,898,000
Hooper Holmes, Inc. ......................        840,000      8,610,000
                                                             -----------
                                                              11,508,000
HEALTH CARE EQUIPMENT - 2.6%
Applera Corporation -
   Applied Biosystems Group ..............        123,100      3,292,925
Bioject Medical
   Technologies, Inc.* ...................        112,500      1,328,625
ChromaVision Medical
   Systems, Inc.* ........................        112,000        562,240
Closure Medical Corporation* .............        282,000      6,477,540
INAMED Corporation* ......................         76,000      2,151,560
                                                             -----------
                                                              13,812,890
INDUSTRIAL MACHINERY - 1.8%
Flowserve Corporation* ...................        200,000      6,150,000
Ingersoll-Rand Company ...................         74,500      3,069,400
                                                             -----------
                                                               9,219,400
INTERNET SOFTWARE & SERVICES - 1.6%
Centillium Communications, Inc.* .........        175,000      4,329,500
High Speed Access Corporation* ...........        210,000        252,000
Liquid Audio, Inc.* ......................        225,000        663,750
WatchGuard Technologies, Inc.* ...........        280,600      2,876,150
                                                             -----------
                                                               8,121,400
IT CONSULTING & SERVICES - 6.1%
Acxiom Corporation* ......................        876,200     11,469,458
Computer Sciences Corporation* ...........        157,800      5,459,880
Forrester Research, Inc.* ................        112,000      2,530,080
Keane, Inc.* .............................        460,000     10,120,000
SunGard Data Systems, Inc.* ..............         80,000      2,400,800
                                                             -----------
                                                              31,980,218
LEISURE PRODUCTS - 3.6%
Mattel, Inc. .............................      1,000,000     18,920,000

LIFE & HEALTH INSURANCE - 2.3%
AFLAC, Inc. ..............................        380,000     11,966,200

MULTI-UTILITIES - 2.7%
Dynegy, Inc. .............................        300,000     13,950,000


                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES J (MID CAP GROWTH) (CONTINUED)

                                                   NUMBER          MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES        VALUE
----------------------------------------------------------------------------
NETWORKING EQUIPMENT - 1.1%
Packeteer, Inc.* .........................         390,000     $  4,886,700
Redback Networks, Inc.* ..................         110,000          981,200
                                                               ------------
                                                                  5,867,900
OIL & GAS DRILLING - 4.4%
ENSCO International, Inc. ................         277,400        6,491,160
Nabors Industries, Inc.* .................         183,750        6,835,500
Santa Fe International Corporation .......         170,000        4,930,000
Transocean Sedco Forex, Inc. .............         111,100        4,582,875
                                                               ------------
                                                                 22,839,535
OIL & GAS EQUIPMENT & SERVICES - 1.0%
Tidewater, Inc.* .........................         145,000        5,466,500

OIL & GAS EXPLORATION & PRODUCTION - 7.4%
Apache Corporation .......................          40,000        2,030,000
Callon Petroleum Company* ................         294,000        3,483,900
Evergreen Resources, Inc.* ...............         176,500        6,707,000
Ocean Energy, Inc. .......................         750,000       13,087,500
Triton Energy, Ltd.* .....................         400,000       13,100,000
                                                               ------------
                                                                 38,408,400
PHARMACEUTICALS - 5.7%
Guilford Pharmaceuticals, Inc.* ..........         176,800        6,011,200
Mylan Laboratories, Inc.(1) ..............         740,000       20,816,200
United Therapeutics Corporation* .........         200,000        2,670,000
                                                               ------------
                                                                 29,497,400
PUBLISHING & PRINTING - 3.1%
E.W. Scripps Company .....................         220,000       15,180,000
John Wiley & Sons, Inc. ..................          39,000          922,350
                                                               ------------
                                                                 16,102,350
SEMICONDUCTOR EQUIPMENT - 0.4%
Monolithic Systems
   Technology, Inc.* .....................         169,200        1,869,660

SEMICONDUCTORS - 5.4%
Advanced Power Technology, Inc.* .........          88,400        1,109,420
Atmel Corporation* .......................         700,000        9,443,000
Hi/fn, Inc.* .............................         156,000        2,360,280
IXYS Corporation* ........................         430,000        6,708,000
Microtune, Inc.* .........................          16,900          371,800
Power Integrations, Inc.* ................         279,500        4,360,200
TriQuint Semiconductor, Inc.* ............         160,300        3,606,750
                                                               ------------
                                                                 27,959,450
SPECIALTY CHEMICALS - 0.4%
Rentech, Inc.* ...........................       1,810,000        2,208,200

SYSTEMS SOFTWARE - 2.4%
Symantec Corporation* ....................         257,000       11,228,330
Wind River Systems, Inc.* ................          70,000        1,222,200
                                                               ------------
                                                                 12,450,530

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER         MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES        VALUE
----------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 3.5%
ADTRAN, Inc.* ............................         190,000     $  3,895,000
Avici Systems, Inc.* .....................         350,100        3,000,357
Comverse Technology, Inc.* ...............         150,000        8,565,000
Corvis Corporation* ......................         350,000        1,536,500
Terayon Communication
   Systems, Inc.* ........................         220,400        1,348,848
Transcrypt International, Inc.* ..........         531,099          111,531
                                                               ------------
                                                                 18,457,236
                                                               ------------
   Total common stocks - 99.8% ...........................      519,902,985

U.S. GOVERNMENT & AGENCIES
--------------------------
FEDERAL HOME LOAN BANK - 0.2%
   3.60% - 07-11-01 ......................    $  1,000,000          999,000

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.3%
   3.70% - 07-24-01 ......................    $  1,700,000        1,695,981

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
   3.65% - 07-20-2001 ....................    $    800,000          798,459
                                                               ------------
   Total U.S. government & agencies - 0.7% ...............        3,493,440

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank,
   3.66% - 07-02-2001
   (Collateralized by FHLC,
   07-18-01 With a
   value of $1,109,000) ..................    $  1,079,000        1,079,000
                                                               ------------
Total investments - 100.7% ...............................      524,475,425
Liabilities, less cash and other assets - (0.7%) .........       (3,568,093)
                                                               ------------
Total net assets - 100.0% ................................     $520,907,332
                                                               ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

                       SEE ACCOMPANYING NOTES.

SERIES Y (SELECT 25 SERIES)
August 15, 2001



[PHOTO]
Terry Milberger
Senior Portfolio Manager

[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The Select 25 Series of SBL Fund is a concentrated portfolio of stocks which we believe present excellent opportunities for long-term growth. In periods of negative equity market performance the portfolio may underperform because its limited diversity doesn't allow for spreading of risk as much as a larger portfolio might. In the six months ended June 30, 2001 the Series returned -8.38%, while the benchmark S&P 500 Index returned -6.69%.(1) We remind investors that in times like these it is important to keep the long-term investment horizon of the Select 25 Series in mind.

PERFORMANCE OF TECHNOLOGY HOLDINGS WAS MIXED

Our largest holding in the portfolio, about 5% of total assets, is Microsoft Corporation, which gained over 68% during the first six months of this year. The stock rose on speculation that the court ruling in their antitrust case would be favorable for the company; when the ruling was released it was received well by investors. Computer components manufacturer Intel Corporation fell just 2.58%, much less than the sector in general, supported by its report that first quarter sales were greater than analysts had expected. Applied Materials, Inc. gained over 28% after analysts upgraded their outlook for the company along with many other semiconductor equipment manufacturers.

On the negative side of the technology sector, several of our holdings followed the downward movement of the sector as a whole. Cisco Systems, Inc. lost over 52% after its first quarter earnings fell short of expectations and the company said sales weren't expected to rise in the second or third quarter. Comverse Technology, Inc. declined 47% despite announcing a 48% increase in its fiscal fourth-quarter earnings. The company is the leading manufacturer of telephone messaging software, and despite favorable earnings and positive reports from analysts, market fears of declining spending on capital equipment by corporations kept the company's stock price weak.

THE "CATCH-ALL" CONSUMER DISCRETIONARY
SECTOR ADDED VALUE

Thirty-five percent of the assets in the Select 25 Series are invested in the consumer discretionary sector, a broad category containing a wide variety of businesses. Many of the holdings in this sector outperformed the S&P 500 Index during the six months. Clear Channel Communications, Inc., a diversified media company with broadcasting and outdoor advertising operations, gained over 29%. Despite the first slowdown in advertising since 1991, broadcasting stocks improved in anticipation of a recovering economy and an expected increase in ad revenues. Harley-Davidson, Inc. rose nearly 19% after reporting strong earnings and increased demand for its motorcycles.

While the underperformers in the technology group accounted for most of the portfolio's losses during the six months, we also saw a 24% loss in the stock of medical instrument manufacturer Medtronic, Inc. Medtronic primarily manufactures devices used to improve or maintain heart function. Its stock price rose 66% last year on the strength of new product successes, but is down nearly 24% so far this year as it goes through a transition phase, preparing to bring additional products to market later in this year.

SERIES Y (SELECT 25 SERIES)
August 15, 2001



EARNINGS COMPARISONS SHOULD LOOK BETTER
IN THE SECOND HALF

Corporate earnings in the first and second quarters of last year were very strong. The weaker earnings numbers generated by many firms in the corresponding quarters of this year look even more grim when compared with last year's numbers. In the remaining two quarters of 2001 the comparisons with the previous year should be easier, since earnings weakened in the second half of last year as the economic slowdown unfolded. While the numbers themselves may not be outstanding, the psychological impact of better comparisons plays an important role in investor confidence.

We expect the Select 25 Series of SBL Fund to perform favorably when the equity markets stage a recovery. The portfolio has limited exposure to defensive sectors such as utilities and energy. We believe the companies represented in the Series will be strong performers over long periods of time, and should serve long-term investors well.

Sincerely,

Terry Milberger
Senior Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in a fund with a focused investment strategy may involve risks such as increased volatility not found in a fund with more diversified holdings.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                            % of
                                                         Net Assets
                General Electric Company                    5.5%
                Clear Channel Communications, Inc.          5.5%
                Microsoft Corporation                       5.1%
                Citigroup, Inc.                             4.9%
                Wal-Mart Stores, Inc.                       4.8%

                * At June 30, 2001


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                    1 Year          Since Inception
                                                       (5-3-99)
                Series Y           (19.88%)             (1.33%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES Y (SELECT 25)

                                                  NUMBER         MARKET
COMMON STOCKS                                    OF SHARES       VALUE
--------------------------------------------------------------------------
ADVERTISING - 4.5%
Omnicom Group, Inc. ......................         30,000     $ 2,580,000

BROADCASTING & CABLE TV - 9.9%
Clear Channel
   Communications, Inc.* .................         50,000       3,135,000
Univision Communications, Inc.* ..........         59,800       2,558,244
                                                              -----------
                                                                5,693,244
COMPUTER STORAGE & PERIPHERALS - 1.8%
EMC Corporation* .........................         35,000       1,016,750

DATA PROCESSING SERVICES - 4.3%
Automatic Data Processing, Inc. ..........         50,000       2,485,000

DEPARTMENT STORES - 2.2%
Kohl's Corporation* ......................         20,000       1,254,600

DIVERSIFIED FINANCIAL SERVICES - 4.9%
Citigroup, Inc. ..........................         53,333       2,818,116

DRUG RETAIL - 3.9%
Walgreen Company .........................         65,000       2,219,750

GENERAL MERCHANDISE STORES - 4.8%
Wal-Mart Stores, Inc. ....................         56,700       2,766,960

HEALTH CARE EQUIPMENT - 4.6%
Medtronic, Inc. ..........................         56,700       2,608,767

HOME IMPROVEMENT RETAIL - 4.1%
Home Depot, Inc. .........................         50,000       2,327,500

INDUSTRIAL CONGLOMERATES - 9.3%
General Electric Company .................         64,900       3,163,875
Tyco International, Ltd. .................         40,000       2,180,000
                                                              -----------
                                                                5,343,875
MOTORCYCLE MANUFACTURERS - 4.5%
Harley-Davidson, Inc. ....................         55,000       2,589,400

MOVIES & ENTERTAINMENT - 4.1%
Viacom, Inc. (Cl.B)* .....................         45,000       2,328,750

MULTI-LINE INSURANCE - 4.2%
American International
   Group, Inc. ...........................         28,000       2,408,000

NETWORKING EQUIPMENT - 1.6%
Cisco Systems, Inc.* .....................         50,000         910,000

PHARMACEUTICALS - 10.3%
Eli Lilly & Company ......................         20,000       1,480,000
Forest Laboratories, Inc.* ...............         25,000       1,775,000
Pfizer, Inc. .............................         65,400       2,619,270
                                                              -----------
                                                                5,874,270
SEMICONDUCTOR EQUIPMENT - 2.8%
Applied Materials, Inc.* .................         33,000       1,620,300

SEMICONDUCTORS - 3.1%
Intel Corporation ........................         60,000       1,755,000

SYSTEMS SOFTWARE - 5.1%
Microsoft Corporation* ...................         40,000       2,920,000

                                                PRINCIPAL
                                                AMOUNT OR
                                                  NUMBER         MARKET
COMMON STOCKS (CONTINUED)                       OF SHARES        VALUE
--------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 2.5%
Comverse Technology, Inc.* ...............         25,000     $ 1,427,500
                                                              -----------
   Total common stocks - 92.5% ..........................      52,947,782

U.S. GOVERNMENT & AGENCIES
--------------------------
FEDERAL FARM CREDIT BANKS - 2.1%
Federal Farm Credit Bank Discount
   Corporation, 3.83%, 07-09-01 ..........    $ 1,200,000       1,198,978

FEDERAL HOME LOAN BANKS - 2.1%
Federal Home Loan Bank Discount
   Corporation, 3.72%, 07-13-01 ..........    $ 1,200,000       1,198,512

FEDERAL HOME LOAN MORTGAGES - 0.9%
Federal Home Loan Mortgage
   Corporation, 3.70%, 07-24-01 ..........    $   500,000         498,818

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.5%
Federal National Mortgage
   Association, 3.54% - 07-25-01 .........    $   900,000         897,876
                                                              -----------
   Total U.S. government & agencies - 6.6% ..............       3,794,184

REPURCHASE AGREEMENT - 1.0%
---------------------------
United Missouri Bank,
   3.66%, 07-02-01 (Collateralized
   by FHLMC, 08-07-01 with a
   value of $571,000) ....................    $   557,000         557,000
                                                              -----------
   Total investments - 100.1% ...........................      57,298,966
   Liabilities, less cash and other assets - (0.1%) .....         (31,517)
                                                              -----------
   Total net assets - 100.0% ............................     $57,267,449
                                                              ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

                        SEE ACCOMPANYING NOTES.

SERIES D (GLOBAL SERIES)
August 15, 2001



[PHOTO]
William L. Wilby
Portfolio Manager

[LOGO] OPPENHEIMERFUNDS(R)

SUBADVISOR, OPPENHEIMERFUNDS, INC.

TO OUR CONTRACTHOLDERS:

In a period marked by market volatility, a by-product of the economic slowdown in the U.S., the Global Series of SBL Fund managed to hold its value well relative to its benchmark and to its peers. The Global Series returned -8.50% in the six month period ended June 30, 2001.(1) The benchmark MSCI World Index returned -11.17% during the period, while the average return of the Series' Lipper Analytical Services peer group was -10.16%.

SEVERE U.S. ECONOMIC SLOWDOWN CREATES VOLATILITY

For the most part, volatility was a by-product of the severe slowdown in U.S. economic growth. Sharp declines in capital spending and consumer confidence as well as rising unemployment and numerous profit warnings sent many nervous investors to the sidelines. Prolonged and often harsh declines in technology, telecommunications, and media stocks, sectors typically driven by global factors rather than regional conditions, ultimately spread to markets around the world. Although U.S. Federal Reserve Bank Chairman Alan Greenspan moved aggressively to reinvigorate the sagging economy, cutting interest rates six times during the six months, there was little evidence at the end of the period that the desired effect had yet been achieved.

CONDITIONS IN EUROPE, ASIA, AND LATIN AMERICA

In contrast, the economic outlook overseas was considerably brighter. In Europe, ongoing tax reform, low inflation and declining interest rates spurred healthy increases in economic growth and consumer confidence, which spared it from the effects of the U.S. economy. At the same time, European companies that export outside the Euro zone capitalized on weakness in the euro, the common currency of the European Monetary Union, which provided a cost advantage for their goods. Weaker currencies, however, proved to be a mixed blessing. Worldwide credit concerns prompted a flight to the perceived safety of securities denominated in U.S. dollars, holding back returns of many foreign companies.

In Japan the election of Prime Minister Junichiro Koizumi raised investors' hopes that the country would implement needed structural reforms to lift the nation out of its protracted economic malaise. The rest of Asia, most notably Taiwan, Korea, and Singapore, performed reasonably well despite concerns that their technology-centered economies could be at the mercy of declining U.S. demand. Latin American markets, particularly Mexico and Brazil, benefited from lower U.S. interest rates.

THE FEDERAL RESERVE'S INTEREST RATE CUTS
SHOULD HELP CORPORATE PROFITS

A particularly encouraging trend during the period was Alan Greenspan's shift from fighting inflation to warding off recession. In doing so, the Federal Reserve lowered short-term interest rates twice in January and once each in March, April, May, and June. Down the road, lower interest rates could be a catalyst for higher corporate profits, which historically have translated into higher stock prices.

While European markets came under fire during the period, economic conditions in Europe seemed to be solidifying. Driven by ongoing tax reform, vanishing trade barriers, declining unemployment rates and lower inflation, Europe appeared on track to exceed growth rates registered in the United States. As noted above, the weak euro relative to the dollar has given a competitive advantage to many European exporters.

SERIES D (GLOBAL SERIES)
August 15, 2001



GREAT COMPANIES CAN BE FOUND AROUND THE WORLD

As we approach the second half of 2001, we continue to believe that great companies can be found virtually anywhere in the world, regardless of market conditions. For example, despite continued economic and political uncertainty in Japan, we have added attractive positions in Japanese semiconductor, consumer electronics, and wireless communications companies. Similarly, we have been building positions in several excellent companies in India with what we believe are appealing valuations and prospects. This ability to locate what we believe are compelling, yet out-of-favor opportunities goes to the heart of our investment approach, which is to invest in companies, not countries or industries.

Sincerely,

William L. Wilby
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in foreign countries may involve risks, such as non-uniform accounting practices and political instability, not associated with investing exclusively in the U.S.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                         % of
                                                      Net Assets
                Cadence Design Systems, Inc.             3.7%
                Reckitt Benckiser plc                    3.4%
                Porsche AG                               2.7%
                Fannie Mae                               2.3%
                Electronic Arts, Inc.                    2.3%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                              1 Year      5 Years      10 Years
                Series D     (13.73%)      14.19%       13.13%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES D (GLOBAL)

                                                  NUMBER        MARKET
COMMON STOCKS                                    OF SHARES      VALUE
-------------------------------------------------------------------------
AUSTRALIA - 1.5%
Australia & New Zealand
   Banking Group, Ltd. ...................        879,500    $ 7,553,957

BERMUDA - 0.6%
Global Crossing, Ltd.* ...................        318,500      2,751,840

BRAZIL - 1.2%
Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ..................        105,200      4,108,060
Tele Norte Leste Participacoes S.A .......         19,751            256
Telesp Celular Participacoes
   S.A. ADR ..............................        133,400      2,021,010
                                                             -----------
                                                               6,129,326
CANADA - 4.1%
Alberta Energy Corporation, Ltd. .........         57,600      2,372,167
Anderson Exploration, Ltd.* ..............        140,800      2,843,648
Bombardier, Inc. (Cl. B) .................        546,600      8,211,966
Husky Energy, Inc. .......................        373,176      3,988,478
Manulife Financial Corporation ...........         94,000      2,623,155
                                                             -----------
                                                              20,039,414
FRANCE - 5.8%
Alstom ...................................        111,770      3,109,360
Axa* .....................................         91,924      2,618,739
Essilor International S.A ................          4,600      1,316,294
Genset S.A. ADR* .........................         98,700        360,255
Sanofi-Synthelabo S.A ....................        168,600     11,062,099
Societe BIC S.A ..........................        154,400      5,620,747
Thomson Multimedia* ......................         70,400      2,264,824
Valeo S.A ................................         59,200      2,390,162
                                                             -----------
                                                              28,742,480
GERMANY - 5.1%
Adidas-Salomon AG ........................         22,800      1,396,728
Fresenius AG .............................        106,400     10,084,259
Porsche AG ...............................         37,783     13,434,577
                                                             -----------
                                                              24,915,564
HONG KONG - 0.4%
Television Broadcasts, Ltd. ..............        480,404      2,020,186

INDIA - 0.7%
ICICI, Ltd. ADR ..........................        381,700      3,511,640

IRELAND - 1.4%
Elan Corporation plc ADR* ................        111,130      6,778,930

                                                  NUMBER        MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES      VALUE
-------------------------------------------------------------------------
JAPAN - 6.1%
Credit Saison Company, Ltd. ..............        182,700    $ 4,438,590
KDDI Corporation .........................          1,015      4,736,450
Eisai Company, Ltd. ......................        110,801      2,483,072
Hirose Electric Company, Ltd. ............         23,650      1,801,435
Keyence Corporation ......................          7,000      1,389,112
Konami Corporation .......................         31,000      1,414,288
Kyocera Corporation* .....................         28,000      2,469,532
Nintendo Company, Ltd. ...................         23,148      4,213,114
Sony Corporation* ........................         70,000      4,602,309
Toshiba Corporation ......................        464,000      2,451,700
                                                             -----------
                                                              29,999,602
MEXICO - 0.8%
Grupo Televisa S.A. ADR* .................        101,250      4,051,013

NETHERLANDS - 3.0%
Koninklijke (Royal) Philips
   Electronics N.V.* .....................         33,816        896,362
Royal Dutch Petroleum Company ............        379,500        963,854
STMicroelectronics N.V ...................        253,155      6,804,693
United Pan-Europe
   Communications N.V.* ..................         90,500      5,273,435
Wolters Kluwer N.V .......................         25,300        860,200
                                                             -----------
                                                              14,798,544
SINGAPORE - 1.0%
Singapore Press Holdings, Ltd. ...........        440,800      4,838,639

SWITZERLAND - 1.4%
Novartis AG* .............................        193,500      7,002,601

UNITED KINGDOM - 17.1%
Astrazeneca plc ..........................         51,900      2,412,391
Bass plc .................................        880,700      9,184,341
Boots Company plc ........................        510,400      4,321,316
BP Amoco plc ADR .........................        118,300      5,897,255
Cadbury Schweppes plc ....................      1,048,476      7,063,222
Hanson plc ...............................        876,600      6,429,314
Hilton Group plc .........................        858,100      2,884,328
Invensys plc .............................      1,146,200      2,168,161
Oxford GlycoSciences plc* ................        104,015      1,623,783
P & O Princess Cruises plc ...............        754,800      3,925,084
Pearson plc ..............................         67,800      1,115,641
Reckitt Benckiser plc ....................      1,146,881     16,516,848
Reed International plc ...................        547,900      4,854,570
Rentokil Initial plc .....................      1,861,500      6,322,503
Royal Bank of Scotland Group plc .........        224,618      4,953,355
Telewest Communications plc* .............      1,755,600      2,185,132
WPP Group plc ............................        260,800      2,552,852
                                                             -----------
                                                              84,410,096

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES D (GLOBAL) (CONTINUED)

                                                   NUMBER         MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
---------------------------------------------------------------------------
UNITED STATES - 42.1%
Ace Limited ..............................         116,300    $  4,546,167
Affymetrix, Inc.* ........................          56,800       1,252,440
American Express Company .................         121,050       4,696,740
American Home Products
   Corporation ...........................         115,600       6,755,664
American International Group, Inc. .......          63,275       5,441,650
Amgen, Inc. ..............................         123,900       7,518,252
AOL Time Warner, Inc.* ...................         151,900       8,050,700
Applied Materials, Inc.* .................          23,000       1,129,300
Bank One Corporation .....................         220,300       7,886,740
Best Buy Company* ........................          51,300       3,258,576
Cabletron Systems, Inc.* .................         162,200       3,706,270
Cadence Design Systems, Inc.* ............         987,700      18,400,851
Chevron Corporation ......................          54,900       4,968,450
Circuit City Stores-
   Circuit City Group ....................         456,200       8,211,600
Citigroup, Inc. ..........................         107,533       5,682,044
Electronics Arts, Inc.* ..................         193,000      11,174,700
Fannie Mae ...............................         135,100      11,503,765
First Union Corporation ..................         131,600       4,598,104
Gilead Sciences, Inc.* ...................          89,300       5,196,367
Hasbro, Inc. .............................         188,000       2,716,600
Human Genome Sciences, Inc.* .............          56,700       3,416,175
International Business
   Machines Corporation ..................          51,100       5,774,300
International Flavors &
   Fragrances, Inc. ......................         137,600       3,457,888
International Game Technology* ...........          92,600       5,795,834
Johnson & Johnson ........................         144,648       7,232,400
Lehman Brothers Holdings, Inc. ...........          33,200       2,581,300
Manpower, Inc. ...........................          83,000       2,481,700
MBNA Corporation .........................         114,200       3,762,890
Mentor Graphics Corporation* .............         124,200       2,173,500
Millennium Pharmaceuticals, Inc.* ........          42,300       1,505,034
National Semiconductor
   Corporation* ..........................         317,700       9,251,424
Novellus Systems, Inc.* ..................          22,700       1,289,133
Oracle Corporation* ......................          91,500       1,738,500
Oxford Health Plans, Inc.* ...............          42,200       1,206,920
Pfizer, Inc. .............................         121,000       4,846,050
QUALCOMM, Inc.* ..........................          25,920       1,515,802
Quintiles Transnational
   Corporation* ..........................         273,800       6,913,450
Scientific-Atlanta, Inc. .................          97,230       3,947,538
Sirius Satellite Radio, Inc.* ............         122,000       1,487,180
Solectron Corporation* ...................          59,800       1,094,340
Sun Microsystems, Inc.* ..................          72,820       1,144,730
Sybase, Inc.* ............................         292,100       4,805,045
Synopsys, Inc.* ..........................          62,600       3,029,214
                                                              ------------
                                                               207,145,327
                                                              ------------
   Total common stocks - 92.3% ...........................     454,689,159

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                   NUMBER         MARKET
PREFERRED STOCKS                                  OF SHARES       VALUE
---------------------------------------------------------------------------
BRAZIL - 1.0%
Tele Norte Leste Participacoes S.A .......     310,449,753    $  4,758,572

GERMANY - 1.2%
Wella AG .................................         118,920       5,738,627
                                                              ------------
   Total preferred stocks - 2.2% .........................      10,497,199

REPURCHASE AGREEMENT - 4.5%
---------------------------
State Street, 2.00%, 07-02-01
   (Collateralized by FNMA, 4.57%
   with a value of $22,663,933) ..........    $ 22,663,934      22,217,520
                                                              ------------
   Total investments - 99.0% .............................     487,403,878
   Cash and other assets, less liabilities - 1.0% ........       4,846,336
                                                              ------------
   Total net assets - 100.0% .............................    $492,250,214
                                                              ============

At June 30, 2001, Series D's investment concentration by industry was as follows:
      Advertising ................................      0.5%
      Aerospace/Defense ..........................      0.8%
      Apparel ....................................      0.3%
      Auto Parts and Supplies ....................      0.5%
      Automobiles ................................      2.7%
      Banks & Credit .............................      5.1%
      Beverages ..................................      1.9%
      Broadcast Media ............................      3.2%
      Building & Construction ....................      1.3%
      Communications .............................      0.3%
      Computer Software ..........................      6.3%
      Computer Systems ...........................      3.6%
      Cosmetics ..................................      1.2%
      Electrical Equipment .......................      1.0%
      Electronics ................................      2.4%
      Entertainment ..............................      1.9%
      Financial Services .........................      8.8%
      Food Wholesalers ...........................      1.4%
      Health Care ................................      9.5%
      Hotel/Motel ................................      0.6%
      Household Products .........................      4.1%
      Insurance ..................................      1.9%
      Manufacturing ..............................      2.7%
      Medical ....................................      1.4%
      Natural Gas ................................      0.6%
      Office Equipment ...........................      1.1%
      Oil ........................................      4.6%
      Pharmaceuticals ............................      6.9%
      Publishing .................................      2.4%
      Retail .....................................      3.2%
      Semi-Conductors ............................      2.5%
      Services ...................................      2.8%
      Telecommunications .........................      5.3%
      Toys & Sporting Goods ......................      0.9%
      Transportation .............................      0.8%
      Repurchase agreements ......................      4.5%
      Cash and other assets, less liabilities ....      1.0%
                                                      ------
                                                      100.0%

                        SEE ACCOMPANYING NOTES.

SERIES M (GLOBAL TOTAL RETURN SERIES)
August 15, 2001



[PHOTO]
David J. Goerz, III
Portfolio Manager

[LOGO] WELLINGTON(R)
       MANAGEMENT

SUBADVISOR, WELLINGTON MANAGEMENT COMPANY, LLP

TO OUR CONTRACTHOLDERS:

Global equity markets continued their fall in the first half of 2001, while the U.S. dollar rallied. This combination resulted in an overall loss of 10.4% in the MSCI World Equity Index. The Global Total Return Series of SBL Fund fell 9.41% over the six month period ended June 30, 2001, and its blended benchmark lost 9.11% in the same period.(1) The blended benchmark is made up of 80% MSCI World Equity Index and 20% Salomon World Government Bond Index.

EQUITY MARKETS, BOND MARKETS, AND CURRENCIES

A precipitous collapse in industrial activity and capital expenditures followed the aggressive contraction in monetary policy during 2000. February and March of this year were particularly difficult for equities as companies slashed earnings and revenue guidance. The equity markets rebounded during the second quarter, but not by enough to offset losses generated in the first three months of the year.

In the bond markets, the aggressive easing stance of the U.S. Federal Reserve Bank resulted in a 275 basis point cut in their short term interest rate targets during the six month period. The easing of rates in the U.S. was coupled with cuts by other central banks and an easing of fiscal policy in many international markets. The return on unhedged world government bonds, however, was a negative 4.6% during the period. The primary reason for this loss was the continued demise of the yen, the euro, and the pound sterling compared to the U.S. dollar. In addition, in spite of the short term interest rate cuts, yields on longer term European and U.S. bonds actually rose.

THE STAGE IS SET FOR IMPROVING EQUITY PRICES

The weakness in global equity prices, coupled with declining interest rates, boosted valuations and provided what we believe is an extraordinary opportunity to overweight equities. Aggressive interest rate stimulus in the "pipeline" combined with retroactive tax cuts is unprecedented for an economy performing reasonably well. Interest rates have fallen and taxes have been cut in other countries also, while depreciation in European and Japanese currencies is providing additional stimulus for economic growth.

Whatever the shape of the global recovery, we believe the economy should reaccelerate in 2002, supporting dramatic profit acceleration. We expect U.S. real growth of an annualized 1.2% in the second quarter of this year to accelerate to 4.0% next year. Similarly, an expected profit decline of 5.6% this year should give way to earnings growth of over 20% next year. Firmer growth in the U.S. should bolster global activity and restore confidence elsewhere.

GLOBAL EQUITIES SHOULD OUTPERFORM GLOBAL BONDS

We believe European shares should benefit most from attractive valuations, low interest rates, and recent currency weakness. European competitiveness has improved. Many European countries, as well as Hong Kong, are now growing faster than the U.S. and are poised to benefit from already attractive valuation levels. The outlook for global bonds is not very compelling, however. New corporate debt issuance has flooded the bond market. Treasury securities gained in value from heightened equity volatility and a strong U.S. dollar, but both of these forces

SERIES M (GLOBAL TOTAL RETURN SERIES)
August 15, 2001



are expected to diminish over time. Firmer economic conditions, increasing inflation risk and appreciating equity markets are all likely to impede higher bond prices. Our conviction is intensifying that strong global equity returns lie ahead. The anticipated rebound should allow stocks to outperform bonds and cash by a wide margin.

Sincerely,

David J. Goerz, III
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in foreign countries may involve risks, such as non-uniform accounting practices and political instability, not associated with investing exclusively in the U.S.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*
                                                              % of
                                                           Net Assets
                U.S. Treasury Bill, 3.61% - 2001              2.8%
                Microsoft Corporation                         2.3%
                Bundsrepublic Obligation, 4.50% - 2003        2.1%
                Italy BTPS, 4.00% - 2003                      2.0%
                Citigroup,Inc.                                1.9%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                 1 Year      5 Years         Since
                                                           Inception
                                                            (6-1-95)
                Series M        (16.81%)      3.36%          5.07%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN)

                                                PRINCIPAL
                                                AMOUNT OR
                                                 NUMBER           MARKET
CORPORATE BONDS                                 OF SHARES         VALUE
----------------------------------------------------------------------------
AIRLINES - 0.1%
U.S. Airways, Inc., 7.076% - 2021 ........    $     15,000     $     14,781

AUTOMOTIVE - 0.4%
Daimler-Benz, 5.125% - 2001 ..............    $    100,000          100,015
Lear Corporation Regs,
   8.125% - 2008 .........................    $     25,000           21,218
                                                               ------------
                                                                    121,233
BANKING - 0.3%
Bank of America Corporation,
   6.125% - 2010 .........................    $     25,000           33,062
Wells Fargo Company,
   4.08999% - 2001(3) ....................    $     65,000           65,044
                                                               ------------
                                                                     98,106
ELECTRIC - 0.1%
Calpine Corporation,
   8.625% - 2010 .........................    $     15,000           14,516
NSTAR, 8.00% - 2010 ......................    $     25,000           25,925
                                                               ------------
                                                                     40,441
FINANCIAL COMPANIES - 0.3%
American General Finance,
   6.875% - 2001 .........................    $     90,000           91,237

FINANCIAL - OTHER - 0.2%
EOP Operating LP, 6.625% - 2005 ..........    $     50,000           50,250

INDUSTRIAL - OTHER - 0.1%
Eaton Corporation, 6.00% - 2007 ..........    $     30,000           25,711

TELECOMMUNICATIONS - 0.4%
Level 3 Communications,
   10.75% - 2008 .........................    $     20,000            7,111
MCI WorldCom, Inc.
   6.125% - 2001 .........................    $     75,000           75,094
WorldCom, Inc., 7.25% - 2008 .............    $     25,000           34,613
                                                               ------------
                                                                    116,818
                                                               ------------
   Total corporate bonds - 1.9% ..........................          558,577

MUNICIPAL BONDS
---------------
CALIFORNIA - 0.2%
Los Angeles County, California Pension
   Obligation, 8.49% - 2004 ..............    $     40,000           43,338

COMMON STOCKS
-------------
AEROSPACE & DEFENSE - 1.0%
United Technologies Corporation(1) .......           3,800          278,388

AIRLINES - 0.4%
Delta Air Lines, Inc. ....................           2,300          101,384

APPLICATION SOFTWARE - 0.4%
Rational Software Corporation* ...........           4,100          115,005

BANKS - 0.7%
Washington Mutual, Inc.(1) ...............           5,400          202,770

                                                   NUMBER          MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES        VALUE
----------------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
Genzyme Corporation* .....................           2,600     $    158,600
Immunex Corporation* .....................           5,900          104,725
                                                               ------------
                                                                    263,325
BROADCASTING & CABLE TV - 1.0%
AT&T Corporation -
   Liberty Media Corporation*(1) .........          15,900          278,091

COMPUTER HARDWARE - 1.2%
Dell Computer Corporation* ...............           1,500           39,225
Hewlett-Packard Company ..................           2,200           62,920
International Business Machines
   Corporation(1) ........................           2,100          237,300
                                                               ------------
                                                                    339,445
COMPUTER STORAGE & PERIPHERALS - 0.7%
Lexmark International, Inc.*(1) ..........           2,400          161,400
Network Appliance, Inc.* .................           3,100           42,470
                                                               ------------
                                                                    203,870
DATA PROCESSING SERVICES - 1.0%
First Data Corporation(1) ................           4,300          276,275

DIVERSIFIED FINANCIAL SERVICES - 3.6%
Ambac Financial Group, Inc.(1) ...........           3,000          173,910
Citigroup, Inc.(1) .......................          10,066          531,887
J. P. Morgan Chase & Company(1) ..........           7,200          321,120
                                                               ------------
                                                                  1,026,917
DIVERSIFIED METALS & MINING - 0.2%
Freeport-McMoran Copper
   & Gold, Inc.* .........................           6,200           62,620

ELECTRIC UTILITIES - 1.4%
Calpine Corporation* .....................           1,700           64,260
Exelon Corporation*(1) ...................           3,412          218,777
Pinnacle West Capital Corporation ........           2,600          123,240
                                                               ------------
                                                                    406,277
FOOD RETAIL - 0.7%
Safeway, Inc.*(1) ........................           4,100          196,800

GAS UTILITIES - 0.4%
El Paso Corporation ......................           2,300          120,842

GENERAL MERCHANDISE STORES - 1.1%
Dollar General Corporation ...............           8,300          157,285
Wal-Mart Stores, Inc. ....................           3,200          156,160
                                                               ------------
                                                                    313,445
HEALTH CARE FACILITIES - 0.4%
Tenet Healthcare Corporation* ............           2,100          108,339

HOME IMPROVEMENT RETAIL - 0.8%
Home Depot, Inc. .........................           2,600          121,030
Lowe's Companies, Inc. ...................           1,400          101,570
                                                               ------------
                                                                    222,600

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)

                                                   NUMBER          MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES        VALUE
----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.7%
Kimberly-Clark Corporation ...............           1,900     $    106,210
Procter & Gamble Company .................           1,400           89,320
                                                               ------------
                                                                    195,530
INDUSTRIAL CONGLOMERATES - 1.9%
General Electric Company(1) ..............           6,300          307,125
Tyco International, Ltd.(1) ..............           4,000          218,000
                                                               ------------
                                                                    525,125
INTEGRATED OIL & GAS - 2.7%
Chevron Corporation(1) ...................           2,900          262,450
Exxon Mobil Corporation(1) ...............           5,700          497,895
                                                               ------------
                                                                    760,345
INTEGRATED TELECOMMUNICATION SERVICES - 2.5%
Qwest Communications
   International, Inc. ...................           5,000          159,350
Verizon Communications, Inc.(1) ..........           6,900          369,150
WorldCom, Inc.*(1) .......................          11,150          166,804
                                                               ------------
                                                                    695,304
INTERNET SOFTWARE & SERVICES - 0.4%
Exodus Communications, Inc.* .............           5,500           11,330
VeriSign, Inc.* ..........................           1,575           94,516
                                                               ------------
                                                                    105,846
MOVIES & ENTERTAINMENT - 0.7%
AOL Time Warner, Inc.*(1) ................           3,900          206,700

MULTI-LINE INSURANCE - 1.0%
American International Group, Inc.(1) ....           3,200          275,200

NETWORKING EQUIPMENT - 0.7%
Cicso Systems, Inc.*(1) ..................          11,400          207,480

OFFICE SERVICES & SUPPLIES - 0.4%
Avery Dennison Corporation ...............           2,400          122,520

OIL & GAS DRILLING - 0.3%
Helmerich & Payne, Inc. ..................           3,000           92,970

PHARMACEUTICALS - 3.1%
Abbott Laboratories(1) ...................           4,100          196,841
Johnson & Johnson(1) .....................           3,700          185,000
Eli Lilly & Company ......................             900           66,600
Merck & Company, Inc. ....................           1,800          115,038
Pharmacia Corporation(1) .................           6,700          307,865
                                                               ------------
                                                                    871,344
PROPERTY & CASUALTY INSURANCE - 0.5%
MBIA, Inc. ...............................           2,700          150,336

PUBLISHING & PRINTING - 0.4%
Gannett Company, Inc. ....................           1,800          118,620

SEMICONDUCTORS - 0.4%
Intel Corporation ........................           4,000          117,000

SOFT DRINKS - 0.5%
PepsiCo, Inc. ............................           3,300          145,860

SPECIALTY STORES - 0.6%
Bed Bath & Beyond, Inc.*(1) ..............           5,900          177,000

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                   NUMBER          MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES        VALUE
----------------------------------------------------------------------------
SYSTEMS SOFTWARE - 2.6%
Microsoft Corporation*(1) ................           9,000     $    657,000
Oracle Corporation* ......................           4,000           76,000
                                                               ------------
                                                                    733,000
TELECOMMUNICATIONS EQUIPMENT - 0.6%
CIENA Corporation* .......................             700           26,600
Sonus Networks, Inc.* ....................           2,400           56,064
Tekelec* .................................           3,600           97,560
                                                               ------------
                                                                    180,224
TOBACCO - 1.4%
Philip Morris Companies, Inc.(1) .........           4,500          220,500
Reynolds (R.J.) Tobacco
   Holdings, Inc.(1) .....................           3,400          185,640
                                                               ------------
                                                                    406,140
                                                               ------------
   Total common stocks - 37.3% ...........................       10,602,937

U.S. GOVERNMENT & GOVERNMENT AGENCIES
-------------------------------------
U.S. TREASURY BONDS - 0.9%
   6.25% - 2023 ..........................    $    130,000          135,304
   5.50% - 2028 ..........................    $    130,000          123,263
                                                               ------------
                                                                    258,567
U.S. TREASURY STRIP - 0.3%
   0.00% - 2021 ..........................    $    300,000           87,348

U.S. AGENCY BONDS & NOTES - 0.8%
Federal National Mortgage Corporation,
   7.00% - 2031 ..........................    $    225,000          225,913
                                                               ------------
   Total U.S. government &
     government agencies - 2.0% ..........................          571,828

MORTGAGE BACKED SECURITIES
--------------------------
CMO'S - 0.2%
Credit Suis First Boston Mortgage Securities Corporation,
   7.15% - 2029 ..........................    $     25,000           25,941
Holmes Financing plc,
   0.00% - 2015(3) .......................    $     25,000           25,000
                                                               ------------
                                                                     50,941
PASS THRU'S - 0.7%
Federal Home Loan Mortgage
   Corporation, 7.635% - 2029 ............    $    113,240          116,593
Government National Mortgage
   Association, 6.00% - 2009 .............    $     72,378           73,184
                                                               ------------
                                                                    189,777
OTHER NON AGENCY - 0.1%
Residential Funding Mortgage Sec.,
   6.00% - 2009 ..........................    $     30,494           30,533
                                                               ------------
   Total mortgage backed securities - 1.0% ...............          271,251

COMMERCIAL MORTGAGE BACKED SECURITIES
-------------------------------------
COMMERCIAL MORTGAGE BACKED - 0.0%
Structured Assets Securities Company,
   4.28% - 2001(3) .......................    $     11,701           11,704

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)

                                                 PRINCIPAL        MARKET
ASSET BACKED SECURITIES                           AMOUNT          VALUE
----------------------------------------------------------------------------
AUTO - 1.2%
ANRC Auto Owner Trust,
   7.00% - 2003 ..........................    $     22,568     $     22,751
Associates Auto Receivable Trust,
   6.79% - 2003 ..........................          19,156           19,343
Capital Auto Receivables Asset Trust,
   5.58% - 2002 ..........................           3,953            3,958
CARCO Auto Loan Master Trust,
   5.78% - 2004 ..........................          35,000           35,480
Chase Manhattan Auto Owner Trust,
   6.50% - 2001 ..........................          15,502           15,520
Daimler Chrysler Auto Trust,
   6.76% - 2003 ..........................          13,826           13,912
First Security Auto Owner Trust,
   6.80% - 2003 ..........................          25,846           26,146
Ford Credit Auto Owner Trust,
   6.20% - 2002 ..........................           4,300            4,305
Harley-Davidson Motorcycle Trust,
   5.27% - 2009 ..........................          15,000           15,054
Harley-Davidson Eaglemark
   Motorcycle Trust:
   5.94% - 2004 ..........................          15,190           15,345
   6.88% - 2004 ..........................          18,355           18,670
Honda Auto Lease Trust,
   6.65% - 2005 ..........................          35,000           35,600
Honda Auto Receivables Owner Trust,
   6.65% - 2002 ..........................          30,000           30,299
Toyota Auto Lease Trust,
   5.45% - 2003 ..........................          35,000           35,123
Toyota Auto Receivables Owner Trust,
   6.75% - 2003 ..........................          32,083           32,435
USAA Auto Loan Grantor Trust,
   6.10% - 2006 ..........................          24,231           24,630
                                                               ------------
                                                                    348,571
CREDIT CARD - 0.5%
American Express Master Trust,
   7.60% - 2002 ..........................          35,000           35,265
Citibank Credit Card Master Trust,
   6.55% - 2004 ..........................          35,000           35,575
Discover Card Master Trust,
   5.90% - 2004 ..........................          35,000           35,474
MBNA Master Credit Card Trust,
   6.40% - 2005 ..........................          30,000           30,680
                                                               ------------
                                                                    136,994
HOME EQUITY LOANS - 0.3%
Advanta Mortgage Loan Trust,
   4.46375% - 2029(3) ....................          46,261           46,279
Money Store Home Equity Trust,
   6.635% - 2014 .........................          10,493           10,517
PP&L Transition Bond Company,
   6.41% - 2003 ..........................          16,808           16,918
                                                               ------------
                                                                     73,714

                                                PRINCIPAL
                                                AMOUNT OR
                                                  NUMBER          MARKET
ASSET BACKED SECURITIES (CONTINUED)             OF SHARES         VALUE
----------------------------------------------------------------------------
STUDENT LOANS - 0.2%
Sallie Mae, 5.66% - 2008(3)...............    $     58,660     $     58,732
                                                               ------------
   Total asset backed securities - 2.2% ..................          618,011

FOREIGN CORPORATE BONDS
-----------------------
AUSTRALIA - 0.3%
National Australia Bank,
   4.06% - 2002(3) .........................        80,000           79,949

BERMUDA - 0.1%
Global Crossing Holdings,
   9.125% - 2006 .........................          20,000           15,750

CANADA - 0.1%
Abitibi-Consolidated, Inc.,
   8.85% - 2030 ..........................          25,000           25,756

UNITED KINGDOM - 0.1%
British Gas Plc, 5.375% - 2009(2).........          30,000           38,938
                                                               ------------
   Total foreign corporate bonds - 0.6% ..................          160,393

FOREIGN GOVERNMENT ISSUES
-------------------------
AUSTRALIA - 0.5%
   Australia Government:
   6.75% - 2006(2) .......................         245,000          129,882
   7.50% - 2009(2) .......................          35,000           19,488
                                                               ------------
                                                                    149,370
BRAZIL - 0.1%
Government of Brazil,
   8.00% - 2014 ..........................          24,628           18,163

CANADA - 0.8%
Canada Government:
   5.00% - 2004(2) .......................          60,000           39,019
   5.50% - 2010(2) .......................          60,000           38,441
   5.75% - 2029(2) .......................         230,000          146,099
                                                               ------------
                                                                    223,559
COLUMBIA - 0.1%
Republic of Columbia,
   9.75% - 2011 ..........................          15,000           15,337

DENMARK - 0.3%
Kingdom of Denmark,
   7.00% - 2004(2) .......................         750,000           90,746

FRANCE - 2.2%
O.A.T. Government Bond:
   5.50% - 2007(2) .......................         210,000          183,635
   5.50% - 2010(2) .......................         145,000          125,397
   6.00% - 2025(2) .......................          55,000           47,707
Treasury Note,
   5.50% - 2001(2) .......................         300,000          254,638
                                                               ------------
                                                                    611,377
GERMANY - 2.5%
Bundesrepublic Deutschland:
   4.50% - 2003(2) .......................         700,000          593,492
   6.25% - 2024(2) .......................         120,000          107,407
                                                               ------------
                                                                    700,899

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)

                                                   NUMBER          MARKET
FOREIGN GOVERNMENT ISSUES (C0NTINUED)             OF SHARES        VALUE
----------------------------------------------------------------------------
ITALY - 3.0% Italy BTPS:
   4.00% - 2003(2) .......................         670,000     $    561,651
   4.75% - 2005(2) .......................         100,000           84,809
   6.00% - 2007(2) .......................         120,000          106,672
   6.50% - 2027(2) .......................         100,000           90,115
                                                               ------------
                                                                    843,247
MEXICO - 0.1%
United Mexican States,
   8.375% - 2011 .........................          20,000           20,130

NORWAY - 0.5%
Norwegian Government,
   5.50% - 2009(2) .......................       1,300,000          129,191

PERU - 0.1%
Republic of Peru, 4.00% - 2017 ...........          30,000           18,675

RUSSIA - 0.1%
Russian Federation,
   8.25% - 2010 ..........................          20,000           15,325

SWEDEN - 0.2%
Swedish Government,
   9.00% - 2009(2) .......................         400,000           45,027

UNITED KINGDOM - 0.3%
UK Treasury, 6.25% - 2010(2) .............          65,000           97,568
                                                               ------------
   Total foreign government issues - 10.8% ...............        2,978,614

FOREIGN STOCKS
--------------
AUSTRALIA - 1.5%
Australia & New Zealand
   Banking Group, Ltd. ...................          24,174          207,629
Cable & Wireless Optus, Ltd.* ............          58,600          110,464
News Corporation, Ltd. ...................          11,047          101,140
                                                               ------------
                                                                    419,233
BELGIUM - 0.6%
KBC Bancassurance Holding ................           2,632           93,586
Dexia ....................................           4,300           67,784
                                                               ------------
                                                                    161,370
CANADA - 0.3%
Abitibi-Consolidated, Inc. ...............          12,700           97,155

FINLAND - 0.5%
Nokia Oyj ................................           6,300          142,780

FRANCE - 4.6%
Alcatel S.A ..............................           1,500           31,367
Aventis S.A ..............................           2,500          199,586
Axa ......................................           2,120           60,395
BNP Paribas S.A ..........................           1,500          130,546
CNP Assurances ...........................           2,940           99,162
Coflexip S.A .............................             700          105,427
Technip ..................................             900          115,434
PSA Peugeot Citroen ......................             430          116,747
Total Fina Elf S.A .......................           1,600          224,044
Union du Credit-Bail Immobilier ..........           2,100          113,961
Usinor S.A ...............................           8,700           91,257
                                                               ------------
                                                                  1,287,926

                                                   NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                        OF SHARES        VALUE
----------------------------------------------------------------------------
GERMANY - 2.2%
Adidas-Salomon AG ........................           1,400     $     85,764
Bayer AG .................................           3,565          139,890
Bayerische Motoren Werke AG* .............           3,090          102,285
Deutsche Telekom AG ......................           6,415          146,200
RWE AG ...................................           3,400          135,229
                                                               ------------
                                                                    609,368
HONG KONG - 0.5%
Hong Kong & China Gas
   Company, Ltd. .........................          40,700           51,137
Sun Hung Kai Properties, Ltd. ............           9,000           81,059
                                                               ------------
                                                                    132,196
IRELAND - 1.2%
Allied Irish Banks plc ...................          10,200          113,986
Jefferson Smurfit Group plc ..............          51,300           94,679
Ryanair Holdings plc ADR* ................           2,300          119,485
                                                               ------------
                                                                    328,150
ITALY - 1.1%
Banca Monte dei Paschi
   di Siena SpA ..........................          24,338           75,825
Banca Nazionale del Lavoro ...............          33,700          105,563
Benetton Group SpA .......................           7,300           97,894
Telecom Italia SpA .......................           4,700           42,178
                                                               ------------
                                                                    321,460
JAPAN - 7.4%
Banyu Pharmaceutical
   Company, Ltd. .........................           6,000          109,926
Canon, Inc. ..............................           3,000          121,232
Eisai Company, Ltd. ......................           6,000          134,461
Fuji Heavy Industries, Ltd. ..............          22,000          161,931
Honda Motor Company, Ltd. ................           3,000          131,815
Hoya Corporation .........................           2,000          126,684
Kawasumi Laboratories, Inc. ..............          13,000          146,657
Kyocera Corporation ......................           1,400          123,477
Mitsubishi Tokyo Financial
   Group, Inc.* ..........................               6           50,032
Nikko Securities Company, Ltd. ...........          15,000          120,149
Nippon Television Network
   Corporation ...........................             560          135,600
Nippon Telegraph & Telephone
   Corporation ...........................               5           26,058
NTT DoCoMo, Inc. .........................               2           34,798
Omron Corporation ........................           5,000           90,402
Pioneer Corporation ......................           2,000           60,776
Promise Company, Ltd. ....................           1,400          115,394
Sharp Corporation ........................           3,000           40,892
Shizuoka Bank, Ltd. ......................          14,000          117,415
Sony Corporation .........................             900           59,173
Takefuji Corporation .....................             700           63,590
Tokyo Style Company, Ltd. ................          10,000          111,450
                                                               ------------
                                                                  2,081,912

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)

                                                   NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                        OF SHARES        VALUE
----------------------------------------------------------------------------
NETHERLANDS - 2.1%
Aegon N.V ................................           1,700     $     47,854
Akzo Nobel N.V ...........................           2,600          110,058
Elsevier N.V .............................           6,723           83,668
IHC Caland N.V ...........................           3,198          161,092
Koninklijke (Royal) Philips
   Electronics N.V .......................           1,600           42,411
KPNQwest N.V.* ...........................          11,300           99,301
STMicroelectronics N.V ...................           1,000           34,711
                                                               ------------
                                                                    579,095
PORTUGAL - 0.3%
Portugal Telecom, SGPS, S.A.* ............          10,500           73,248

SPAIN - 1.0%
Banco Popular Espanol S.A ................           3,500          122,346
Industria de Diseno Textil, S.A.* ........           6,400          102,134
Telefonica S.A.* .........................           5,816           71,691
                                                               ------------
                                                                    296,171
SWEDEN - 1.2%
ForeningsSparbanken AB ...................           6,050           70,030
Gambro AB ................................          20,370          124,442
Hennes & Mauritz AB ......................           7,820          133,980
                                                               ------------
                                                                    328,452
SWITZERLAND - 1.3%
Holcim, Ltd. .............................           2,350          115,310
Nestle S.A ...............................           1,180          250,771
                                                               ------------
                                                                    366,081
UNITED KINGDOM - 7.2%
Abbey National plc .......................          10,285          178,496
AstraZeneca plc ..........................           6,100          283,537
BHP Billiton plc .........................          21,831          107,845
Barclays plc .............................           5,500          168,473
British Airways plc ......................          12,600           60,782
COLT Telecom Group plc* ..................          13,100           90,645
GlaxoSmithKline plc ......................           3,514           98,842
Imperial Chemical Industries plc .........          17,200          101,054
J. Sainsbury plc .........................          21,000          130,911
Lattice Group plc ........................          65,900          147,132
Lloyds TSB Group plc .....................          19,263          192,214
Reed International plc ...................          18,600          164,802
Royal Bank of Scotland Group plc .........           2,300           50,720
Smith & Nephew plc .......................          23,700          122,994
Vodafone Group plc .......................          55,150          121,774
                                                               ------------
                                                                  2,020,221
                                                               ------------
   Total foreign stocks - 33.0% ..........................        9,244,818

FOREIGN RIGHTS - 0.0%
---------------------
Portugal Telecom SGPS -
   Bonus Rights ..........................          10,500            1,422

                                                PRINCIPAL          MARKET
TEMPORARY CASH INVESTMENTS                       AMOUNT            VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 7.3%
SBCWarburg Treasury Repurchase
   Agreement, 3.95% - 07-02-2001
   (Collateralized by U.S. Treasury
   Strips, 5.625% - 2002, with a
   value of $2,097,940) ..................    $  2,053,000     $  2,053,000

U.S. TREASURY BILLS - 3.9%
   3.560% - 2001(1) ......................         300,000          297,834
   3.610% - 2001(1) ......................         800,000          797,121
                                                               ------------
                                                                  1,094,955
                                                               ------------
   Total temporary cash investments - 11.2% ..............        3,147,955
                                                               ------------
   Total investments - 100.2% ............................       28,210,848
   Liabilities, less cash and other assets - (0.2%) ......          (68,527)
                                                               ------------
   Total net assets - 100% ...............................     $ 28,142,321
                                                               ============

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing securities

ADR (American Depositary Receipt)

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) Principal amount on foreign bond is reflected in local currency (e.g. Danish Krone) while market value is reflected in U.S. dollars.

(3) Variable rate security. Rate indicated is rate effective at June
30, 2001.

                       SEE ACCOMPANYING NOTES.

SERIES G (LARGE CAP GROWTH SERIES)
August 15, 2001



[PHOTO]
Cindy L. Shields
Portfolio Manager

[LOGO] SECURITY FUNDS

ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The equity markets struggled through the first six months of 2001, and the Large Cap Growth Series was not immune to the markets' difficulties. The Series outperformed its benchmark index, however, returning -10.15% and comparing favorably with the return of -11.04% on the benchmark S&P/Barra Growth Index.(1)

SELECTED CONSUMER DISCRETIONARY STOCKS PERFORM WELL

In the consumer discretionary sector, AOL Time Warner Inc. gained 53% from the time it was added to the portfolio. Prior to the merger of America Online and Time Warner, both stocks traded in a narrow range. The merger was completed early in the first half of 2001, and analysts expressed confidence in expected synergies of the newly unified company. Also in the sector, broadcasting and outdoor advertising company Clear Channel Communications, Inc. was up 29%. Radio broadcasting companies had a particularly difficult year in 2000 as expectations for advertising revenues shrank. However, advertising revenues in the radio markets appear to be more stable than in other markets and the company's earnings have done quite well. We expect continued favorable performance from Clear Channel Communications as the economy moves into a recovery stage.

GENERAL ELECTRIC'S PROPOSED BUYOUT OF HONEYWELL FAILS

In the industrial sector our largest portfolio holding, General Electric Company, experienced a mixed performance during the first half of the year as its proposed purchase of Honeywell International Inc. met with opposition from European Union antitrust regulators. After the deal was finally terminated GE's stock price recovered its earlier losses and managed a 2% gain for the period.

CONSUMER STAPLES AND HEALTH CARE ISSUES
EXPERIENCED DIFFICULTIES

In the consumer staples sector CVS Corporation, which operates drug store chains CVS Pharmacy and Revco, fell 35% during the period. These chains have historically generated a large portion of their profits from non-drug items sold in their stores. As the economic slowdown unfolded, many customers elected to shop in lower-priced stores for these items, causing the company's earnings and profit margins to shrink. Also in the sector, soft drink manufacturer The Coca-Cola Company lost 26% on lighter than expected sales volumes in its carbonated drink lines. The company is also finding it difficult to expand its noncarbonated drink line. Coke funded a large share of a joint venture with Procter & Gamble to sell Sunny Delite and Pringle's potato chips, a move which caused higher expenses, with the benefits as yet unknown.

Looming expirations of patents on leading drugs was a major factor in negative performance for two of our health care holdings. Merck & Co., Inc. recently lost patent protection on its blockbuster drug Pepcid, and will soon lose protection on two other major products, Mevacor and Prinivil. At this time the company has few new products in development with which to replace sales as these three see increased competition from generic drug manufacturers, and is dealing with the Food and Drug Adminstration's delays in reviewing any new products. Merck's stock fell 31% during the first half of the year. Schering-Plough Corporation was down almost 36% following problems in its dealings with the Food and Drug Administration. Schering's allergy medication Claritin is reaching the end of its patent life; the company has developed a "next generation" version, but the FDA is delaying approval for the drug.

SERIES G (LARGE CAP GROWTH SERIES)
August 15, 2001



TECHNOLOGY RETURNS ARE MIXED

The technology sector is still in the midst of a slump, but the rate of decline seems to be slowing. Excess inventories remain a major problem, and the economic slowdowns in Europe and Asia are further hurting sales. Three of our holdings, however, saw nice price gains: International Business Machines Corporation (IBM) gained 33%, Microsoft Corporation was up 68%, and Dell Computer Corporation rose nearly 50%. On the other side of the coin, Cisco Systems, Inc. fell over 52%, EMC Corporation lost 55%, and Oracle Corporation was down 34% over the six month period.

THE ECONOMY SHOULD EXHIBIT SIGNS OF RECOVERY IN THE SECOND HALF

We believe the U.S. economic slowdown has finally reached a bottom. While we look for a recovery to get underway in the second half of this year, we do not expect it to be a swift upward movement. Rather, we believe the recovery will be slow and steady. Global economies are experiencing slowdowns of their own, and will be a drain on earnings of U.S. multinational companies. We plan to move away from our defensive positioning a bit as signs of recovery emerge, adding more aggressive stocks as conditions warrant.

Sincerely,

Cindy Shields
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                            % of
                                                         Net Assets
                General Electric Company                    9.3%
                Microsoft Corporation                       6.2%
                S&P 500/BARRA Growth Index Fund (Cl.I)      4.5%
                Pfizer, Inc.                                4.3%
                American International Group, Inc.          3.4%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                    1 Year           Since Inception
                                                        (5-1-00)
                Series G           (29.77%)             (24.80%)

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES G (LARGE CAP GROWTH)

                                                 NUMBER        MARKET
COMMON STOCKS                                   OF SHARES      VALUE
-----------------------------------------------------------------------
ADVERTISING - 0.6%
Omnicom Group, Inc. ......................           900    $   77,400

APPLICATION SOFTWARE - 1.3%
Check Point Software
   Technologies, Ltd.* ...................           300        15,171
i2 Technologies, Inc.* ...................         1,200        23,760
Mercury Interactive Corporation*  ........           200        11,980
Rational Software Corporation* ...........         1,300        36,465
Siebel Systems, Inc.* ....................         1,900        89,110
                                                            ----------
                                                               176,486
BANKS - 0.9%
Bank of New York Company, Inc. ...........         1,800        86,400
Northern Trust Corporation ...............           700        43,750
                                                            ----------
                                                               130,150
BIOTECHNOLOGY - 0.8%
Amgen, Inc.* .............................         1,900       115,292

BREWERS - 0.7%
Anheuser-Busch Companies, Inc. ...........         2,300        94,760

BROADCASTING & CABLE TV - 0.9%
Clear Channel
   Communications, Inc.* .................           676        42,385
Comcast Corporation* .....................         1,400        60,760
Univision Communications, Inc.* ..........           700        29,946
                                                            ----------
                                                               133,091
COMPUTER HARDWARE - 5.3%
Celestica, Inc.* .........................         1,300        66,950
Dell Computer Corporation* ...............         6,300       164,745
International Business
   Machines Corporation ..................         3,800       429,400
Sun Microsystems, Inc.* ..................         4,900        77,028
Sycamore Networks, Inc.* .................           400         3,728
                                                            ----------
                                                               741,851
COMPUTER STORAGE & PERIPHERALS - 1.0%
EMC Corporation* .........................         4,600       133,630
Network Appliance, Inc.* .................         1,000        13,700
                                                            ----------
                                                               147,330
DATA PROCESSING SERVICES - 0.5%
Paychex, Inc. ............................         1,850        74,000

DEPARTMENT STORES - 0.8%
Kohl's Corporation* ......................           900        56,457
May Department Stores
   Company ...............................         1,600        54,816
                                                            ----------
                                                               111,273
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Charles Schwab Corporation ...............         2,200        33,660
Merrill Lynch & Company, Inc. ............         1,000        59,250
Morgan Stanley Dean Witter
   & Company .............................           600        38,538
                                                            ----------
                                                               131,448

                                                 NUMBER        MARKET
COMMON STOCKS (CONTINUED)                       OF SHARES      VALUE
-----------------------------------------------------------------------
DRUG RETAIL - 1.0%
CVS Corporation ..........................         1,300    $   50,180
Walgreen Company .........................         2,600        88,790
                                                            ----------
                                                               138,970
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Sanmina Corporation* .....................         2,200        51,502

FOOD RETAIL - 0.5%
Safeway, Inc.* ...........................         1,400        67,200

GENERAL MERCHANDISE STORES - 2.5%
Wal-Mart Stores, Inc. ....................         7,100       346,480

HEALTH CARE EQUIPMENT - 1.5%
Applera Corporation -
   Applied Biosystems Group ..............           500        13,375
Medtronic, Inc. ..........................         4,400       202,444
                                                            ----------
                                                               215,819
HOME IMPROVEMENT RETAIL - 1.8%
Home Depot, Inc. .........................         5,400       251,370

HOUSEHOLD PRODUCTS - 2.0%
Colgate-Palmolive Company ................         1,300        76,687
Kimberly-Clark Corporation ...............         1,900       106,210
Procter & Gamble Company .................         1,600       102,080
                                                            ----------
                                                               284,977
INDUSTRIAL CONGLOMERATES - 10.2%
General Electric Company .................        26,800     1,306,500
Tyco International, Ltd. .................         2,200       119,900
                                                            ----------
                                                             1,426,400
INSURANCE BROKERS - 0.4%
Marsh & McLennan
   Companies, Inc. .......................           600        60,600

INTEGRATED TELECOMMUNICATION SERVICES - 1.1%
Qwest Communications
   International, Inc. ...................         2,200        70,114
SBC Communications, Inc. .................         2,000        80,120
                                                            ----------
                                                               150,234
IT CONSULTING & SERVICES - 0.1%
Sapient Corporation* .....................         1,200        11,700

MOVIES & ENTERTAINMENT - 4.6%
AOL Time Warner, Inc.* ...................         8,900       471,700
Viacom, Inc. (Cl. B)* ....................         3,400       175,950
                                                            ----------
                                                               647,650
MULTI-LINE INSURANCE - 3.4%
American International
   Group, Inc. ...........................         5,500       473,000

NETWORKING EQUIPMENT - 2.0%
Cicso Systems, Inc.* .....................        15,000       273,000
Juniper Networks, Inc.* ..................           300         9,330
McData Corporation* ......................           169         2,966
                                                            ----------
                                                               285,296

                            SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES G (LARGE CAP GROWTH) (CONTINUED)

                                                  NUMBER         MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES       VALUE
--------------------------------------------------------------------------
PHARMACEUTICALS - 18.4%
Allergan, Inc. ...........................          1,100     $    94,050
American Home Products
   Corporation ...........................          3,500         204,540
Bristol-Myers Squibb Company .............          6,500         339,950
Eli Lilly & Company ......................          4,500         333,000
Forest Laboratories, Inc.* ...............          1,300          92,300
Johnson & Johnson ........................          8,944         447,200
Merck & Company, Inc. ....................          3,800         242,858
Pfizer, Inc. .............................         15,050         602,753
Schering-Plough Corporation ..............          4,100         148,584
Watson Pharmaceuticals, Inc.* ............          1,300          80,132
                                                              -----------
                                                                2,585,367
SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.* .................          1,700          83,470

SEMICONDUCTORS - 4.4%
Applied Micro Circuits
   Corporation* ..........................            400           6,880
Broadcom Corporation* ....................            500          21,380
Flextronics International, Ltd.*  ........          2,000          52,220
Intel Corporation ........................         14,700         429,975
Micron Technology, Inc.* .................          1,800          73,980
PMC - Sierra, Inc.* ......................            400          12,428
Xilinx, Inc.* ............................            500          20,620
                                                              -----------
                                                                  617,483
SOFT DRINKS - 3.2%
Coca-Cola Company ........................          5,500         247,500
PepsiCo, Inc. ............................          4,500         198,900
                                                              -----------
                                                                  446,400
SYSTEMS SOFTWARE - 9.0%
Adobe Systems, Inc. ......................          1,400          65,800
BEA Systems, Inc.* .......................          1,300          39,923
Microsoft Corporation* ...................         12,000         876,000
Oracle Corporation* ......................         11,600         220,400
VERITAS Software Corporation* ............          1,000          66,530
                                                              -----------
                                                                1,268,653
TELECOMMUNICATIONS EQUIPMENT - 1.8%
Comverse Technology, Inc.* ...............            600          34,260
Corning, Inc. ............................          1,600          26,736
Corvis Corporation* ......................            200             878
JDS Uniphase Corporation* ................          1,900          24,225
QUALCOMM, Inc.* ..........................          1,600          93,568
Scientific-Atlanta, Inc. .................          1,000          40,600
Sonus Networks, Inc.* ....................          1,300          30,368
                                                              -----------
                                                                  250,635
UNIT INVESTMENT TRUST - 7.5%
S&P 500/BARRA Growth
   Index Fund (Cl.I) .....................         10,300         631,287
S&P MidCap 400 Index Fund (Cl.I)  ........          4,100         425,334
                                                              -----------
                                                                1,056,621

                                                PRINCIPAL
                                                AMOUNT OR
                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                       OF SHARES        VALUE
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Nextel Communications, Inc.* .............            900     $    15,750
Sprint Corporation (PCS Group)* ..........          1,500          36,225
                                                              -----------
                                                                   51,975
                                                              -----------
   Total common stocks - 90.5% ..........................      12,704,883

REPURCHASE AGREEMENT - 17.1%
----------------------------
State Street, 2.00% - 07-02-01
   (Collateralized by FHLB,
   5.00% - 02-14-03 with a
   value of $2,445,533) ..................    $ 2,394,483       2,394,483
                                                              -----------
   Total investments - 107.6% ...........................      15,099,366
   Liabilities, less cash and other assets - (7.6%) .....      (1,061,822)
                                                              -----------
   Total net assets - 100.0% ............................     $14,037,544
                                                              ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

                       SEE ACCOMPANYING NOTES.

SERIES L (CAPITAL GROWTH SERIES)
August 15, 2001



ALLIANCE CAPITAL [LOGO](R)

SUBADVISOR, ALLIANCE CAPITAL MANAGEMENT L.P.

TO OUR CONTRACTHOLDERS:

In the six month period ended June 30, 2001 the Capital Growth Series of SBL Fund returned -10.31%.(1) The primary benchmark, the S&P 500 Stock Index, returned -6.69% for the period as value stocks outperformed their growth counterparts and offset a portion of the loss in the broad index. The growth component of the benchmark, the S&P/Barra Growth Index, returned -11.05% over the six months.

TECHNOLOGY SECTOR WOES CARRIED OVER INTO 2001

The technology sell-off which began in the latter months of 2000 carried over into 2001 until an April technology rally propelled the markets upward on a six-week run. It ultimately proved short-lived, however, as a stream of profit warnings from several bellwether companies led to cuts in analysts' earnings forecasts once again. These warnings outlined a deeper-than-expected slowdown in technology capital spending, bringing down the sector and holdings in our portfolio including Cisco Systems, Inc., Nokia Oyj, EMC Corporation, and JDS Uniphase Corporation. Conversely, Microsoft Corporation was a bright spot in the sector, delivering great performance as the U.S. Appellate Court dismissed two of the government's three antitrust claims against the company.

A SLOWING ECONOMY DIMS EARNINGS PROSPECTS IN MANY SECTORS

Financial services stocks such as CIT Group, Inc. responded well in general to the Federal Reserve Bank's aggressive initiative in lowering interest rates six times so far this year. Brokerage stocks such as The Goldman Sachs Group, Inc. ended on a downturn, however, as merger and acquisition activity declined and trading revenues and brokerage commissions were negatively impacted by the weak markets.

The shift in leadership in the U.S. Senate from Republican to Democratic control damaged many pharmaceutical company stocks because of the perception that Democrats were more likely to work to put in place drug price controls in some form. Pfizer Inc., Pharmacia Corporation, and Schering-Plough Corporation all fell heavily following the shift in power. A slowing economy, exacerbated by unusually dreary weather conditions and rising energy costs, depressed sales figures for many retailers, including our holdings in The Home Depot, Inc. and Kohl's Corporation.

SERIES L (CAPITAL GROWTH SERIES)
August 15, 2001



UNSETTLED ECONOMIC CONDITIONS CALL
FOR CAREFUL STOCK SELECTION

We recognize the possibility that U.S. economic growth may remain stagnant in the short term, and that any palpable evidence of a recovery may extend into later this year or early 2002. We are encouraged by the Federal Reserve Bank's unparalleled record of steering the U.S. economy and stock markets through difficult stages, but we believe it may take longer than expected for the economy to gain sound traction.

Our strategy is to maintain a cautious positioning in the Capital Growth Series, focusing on companies with strong balance sheets and carefully selecting those with the soundest fundamentals. This is particularly true in the technology sector, which we believe will emerge from this economic slump in solid financial shape.

Sincerely,

Syed Hasnain
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                            % of
                                                         Net Assets
                AOL Time Warner, Inc.                       5.4%
                Citigroup, Inc.                             5.4%
                Pfizer, Inc.                                5.1%
                MBNA Corporation                            5.0%
                Kohl's Corporation                          4.7%

                * At June 30, 2001


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                    1 Year              Since Inception
                                                           (5-1-00)
                Series L           (27.29%)                (24.35%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES L (CAPITAL GROWTH)

                                                 NUMBER          MARKET
COMMON STOCKS                                   OF SHARES        VALUE
--------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.0%
Honeywell International, Inc. ............         18,700     $   654,313

AIRLINES - 0.8%
Continental Airlines Inc. (Cl.B)* ........          3,500         172,375

APPLICATION SOFTWARE - 1.2%
Amdocs, Ltd.* ............................          4,900         263,865

BROADCASTING & CABLE TV - 2.9%
AT&T Corporation -
   Liberty Media Corporation* ............          9,900         173,151
Comcast Corporation* .....................         10,300         447,020
                                                              -----------
                                                                  620,171
COMPUTER HARDWARE - 1.1%
International Business Machines
   Corporation ...........................            800          90,400
Sun Microsystems, Inc.* ..................          8,900         139,908
                                                              -----------
                                                                  230,308
COMPUTERS STORAGE & PERIPHERALS - 0.8%
EMC Corporation* .........................          6,000         174,300

CONSUMER FINANCE - 6.8%
Household International, Inc. ............          5,900         393,530
MBNA Corporation .........................         32,600       1,074,170
                                                              -----------
                                                                1,467,700
DEPARTMENT STORES - 4.6%
Kohl's Corporation* ......................         16,000       1,003,680

DIVERSIFIED FINANCIAL SERVICES - 12.2%
Citigroup, Inc. ..........................         21,920       1,158,253
Fannie Mae ...............................          1,400         119,210
Freddie Mac ..............................         13,700         959,000
Goldman Sachs Group, Inc. ................          1,700         145,860
J.P. Morgan Chase & Company ..............          3,330         148,518
Morgan Stanley Dean Witter
   & Company .............................          1,500          96,345
                                                              -----------
                                                                2,627,186
DRUG RETAIL - 1.5%
Walgreen Company .........................          9,500         324,425

GENERAL MERCHANDISE STORES - 0.1%
Wal-Mart Stores, Inc. ....................            400          19,520

HEALTH CARE DISTRIBUTORS & SERVICES - 0.4%
Cardinal Health, Inc. ....................          1,150          79,350

HEALTH CARE EQUIPMENT - 1.9%
Medtronic, Inc. ..........................          9,100         418,691

HOME IMPROVEMENT RETAIL - 2.2%
Home Depot, Inc. .........................         10,100         470,155

HOUSEHOLD PRODUCTS - 0.8%
Colgate-Palmolive Company ................          3,000         176,970

INDUSTRIAL CONGLOMERATES - 4.8%
General Electric Company .................          6,700         326,625
Tyco International, Ltd. .................         13,014         709,263
                                                              -----------
                                                                1,035,888

                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                       OF SHARES        VALUE
--------------------------------------------------------------------------
INTEGRATED OIL & GAS - 3.7%
BP plc ADR ...............................         10,900     $   543,365
Chevron Corporation ......................          2,900         262,450
                                                              -----------
                                                                  805,815
IT CONSULTING & SERVICES - 1.6%
Electronic Data Systems
   Corporation ...........................          5,400         337,500

MOVIES & ENTERTAINMENT - 8.5%
AOL Time Warner, Inc.* ...................         21,925       1,162,025
Viacom, Inc. (Cl.B)* .....................          9,100         470,925
Walt Disney Company ......................          7,000         202,230
                                                              -----------
                                                                1,835,180
MULTI-LINE INSURANCE - 2.2%
American International Group, Inc. .......          5,500         473,000

NETWORKING EQUIPMENT - 2.5%
Cisco Systems, Inc.* .....................         29,300         533,260

OIL & GAS DRILLING - 0.8%
Transocean Sedco Forex, Inc. .............          4,100         169,125

OIL & GAS EQUIPMENT & SERVICES - 0.8%
Baker Hughes, Inc. .......................          5,200         174,200

PHARMACEUTICALS - 12.5%
Johnson & Johnson ........................          5,400         270,000
Merck & Company, Inc. ....................          2,500         159,775
Pfizer, Inc. .............................         27,700       1,109,385
Pharmacia Corporation ....................         13,900         638,705
Schering-Plough Corporation ..............         14,500         525,480
                                                              -----------
                                                                2,703,345
SEMICONDUCTORS - 2.4%
Intel Corporation ........................          7,200         210,600
Maxim Integrated Products, Inc.*  ........            800          35,368
Micron Technology, Inc.* .................          6,600         271,260
                                                              -----------
                                                                  517,228
SYSTEMS SOFTWARE - 4.8%
Bea Systems, Inc.* .......................          1,200          36,852
Microsoft Corporation* ...................         11,400         832,200
Oracle Corporation* ......................          2,600          49,400
VERITAS Software Corporation* ............          1,800         119,754
                                                              -----------
                                                                1,038,206
TELECOMMUNICATIONS EQUIPMENT - 2.8%
JDS Uniphase Corporation* ................          4,100          52,275
Nokia Oyj ADR ............................         25,500         562,020
                                                              -----------
                                                                  614,295
TOBACCO - 0.5%
Philip Morris Companies, Inc. ............          2,200         107,800

WIRELESS TELECOMMUNICATION SERVICES - 5.6%
AT&T Wireless Group* .....................         43,076         704,292
Vodafone Group plc ADR ...................         22,300         498,405
                                                              -----------
                                                                1,202,697
                                                              -----------
   Total common stocks - 93.8% ..........................      20,250,548

                            SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES L (CAPITAL GROWTH) (CONTINUED)

                                               PRINCIPAL         MARKET
REPURCHASE AGREEMENT                            AMOUNT           VALUE
--------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.7%
State Street, 2.00%, 07-02-01
   (Collateralized by FNMA,
   4.80% - 05-07-03 with a value
   of $1,484,700) ........................    $ 1,455,155     $ 1,455,155
                                                              -----------
   Total investments - 100.5% ...........................      21,705,703
   Liabilities, less cash and other assets - (0.5%) .....        (106,213)
                                                              -----------
   Total net assets - 100.0% ............................     $21,599,490
                                                              ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

                            SEE ACCOMPANYING NOTES.

SERIES T (TECHNOLOGY SERIES)
August 15, 2001



[LOGO] WELLINGTON(R) MANAGEMENT

SUBADVISOR, WELLINGTON MANAGEMENT COMPANY, LLP

TO OUR CONTRACTHOLDERS:

The Technology Series of SBL Fund continues to perform well relative to its benchmark index and its peer group, although the total returns remain negative on an absolute basis, along with the technology stocks overall. The Series returned -11.58% in the six month period ended June 30, 2001.(1) The benchmark Goldman Sachs Technology Industry Composite Index returned -17.01% over the period, and the Lipper peer group of funds averaged -14.34%.

A CHALLENGING ENVIRONMENT FOR TECHNOLOGY STOCKS

Despite efforts by an aggressive Federal Reserve Bank to jump start the U.S. economy by easing of monetary policy, company fundamentals continued to deteriorate and investor confidence declined over the past six months. During the first three months of the period our concerns about valuations, expectations, and fundamentals led us to manage the portfolio very conservatively. The Series benefited from this conservative stance relative to the benchmark index, but on an absolute basis the weakening fundamental environment proved extremely challenging.

During the second quarter of 2001 technology shares rebounded nearly 15% from oversold levels, even amid a torrent of bad news. Knowing that a strategy of buying technology shares when business stops deteriorating has been highly effective in past downturns, investors tried to anticipate that optimal entry point by buying while conditions were still getting worse. The rally has brought valuations to levels that, while reasonable on potential earnings post-recovery, are significantly higher than during past cyclical lows.

FACTORS CONTRIBUTING TO RELATIVE OUTPERFORMANCE

The outperformance of the Technology Series relative to its benchmark index can be attributed to three factors. First, the significant overweight position in computer services related stocks during the first three months of the year benefited the portfolio as these stocks provided an attractive combination of value and predictability during these volatile times. Second, strong stock selection in defensive computer hardware related stocks such as Dell Computer Corporation, International Business Machines Corporation (IBM), and Lexmark International, Inc. was also favorable to total return. Third, the move from an underweight position to a more neutral position in the software sector during the second quarter allowed the portfolio to participate in the sector's strong rebound. At the end of June, the Series continues to hold meaningful positions in all the technology subsectors with a modest overweight in the computer services sector and an underweight in semiconductors.

WHAT'S AHEAD FOR TECHNOLOGY STOCKS?

During the seasonally weak third quarter just ahead, we expect technology fundamentals to settle into a pattern of "bumping along the bottom," with few signs of recovery. It appears to us that technology stocks as a whole will remain bound in a trading range, reflecting the as yet unresolvable tension between investors' desire to anticipate a cyclical bottom on the one hand, and a dearth of good news on the other. The semiconductor industry is one area where the news flow this summer will probably be significantly less bad than it was during the last six months. As a result, we plan to eliminate the underweight in that industry as entry points arise for individual stocks.

SERIES T (TECHNOLOGY SERIES)
August 15, 2001



Looking beyond the third quarter, we remain positive on the long-run prospects of technology companies and stocks, but believe it will take time to work off the cyclical excesses of the recent bubble. Given the degree to which the market has tried to anticipate a recovery, we believe objective signs of fundamental improvement must appear before technology as a whole can move significantly higher.

Sincerely,

The Global Technology Portfolio Management Team
Wellington Management Company, LLP

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investments in technology stocks may be subject to additional risks such as increased price volatility and lack of diversification.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                           % of
                                                        Net Assets
                Microsoft Corporation                      9.8%
                Lexmark International,Inc.                 5.7%
                Cisco Systems, Inc.                        5.6%
                AOL Time Warner, Inc.                      4.7%
                Dell Computer Corporation                  4.5%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                    1 Year           Since Inception
                                                        (5-1-00)
                Series T           (47.07%)             (40.83%)

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES T (TECHNOLOGY)

                                                 NUMBER          MARKET
COMMON STOCKS                                   OF SHARES        VALUE
--------------------------------------------------------------------------
APPLICATION SOFTWARE - 13.6%
Agile Software Corporation* ..............         10,100     $   171,700
I12 Technologies, Inc.* ..................         16,100         318,780
Intuit, Inc.* ............................         10,400         415,896
Macromedia, Inc.* ........................         15,200         273,600
Peregrine Systems, Inc.* .................          8,400         243,600
Rational Software Corporation* ...........         30,600         858,330
Verity, Inc.* ............................         18,500         369,075
                                                              -----------
                                                                2,650,981
COMPUTER HARDWARE - 12.7%
Dell Computer Corporation* ...............         33,800         883,870
Hewlett-Packard Company ..................         20,500         586,300
International Business Machines
   Corporation ...........................          7,700         870,100
Palm, Inc.* ..............................         22,100         134,147
                                                              -----------
                                                                2,474,417
COMPUTER STORAGE & PERIPHERALS - 11.3%
Lexmark International, Inc.* .............         16,400       1,102,900
Maxtor Corporation* ......................        112,652         591,423
Network Appliance , Inc* .................          7,500         102,750
Sandisk Corporation* .....................         14,500         404,405
                                                              -----------
                                                                2,201,478
DATA PROCESSING SERVICES - 7.6%
CSG Systems International, Inc.*  ........          6,600         374,616
First Data Corporation ...................          9,100         584,675
Sabre Group Holdings .....................         10,350         517,500
                                                              -----------
                                                                1,476,791
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Solectron Corporation* ...................          9,100         166,530

IT CONSULTING & SERVICES - 1.0%
Sungard Data Systems* ....................          6,500         195,065

INTERNET SOFTWARE & SERVICES - 5.5%
Exodus Communications, Inc.* .............         26,600          54,796
Travelocity.com, Inc. ....................          3,500         107,450
VeriSign, Inc.* ..........................         11,605         696,416
Vignette Corporation* ....................         23,800         211,106
                                                              -----------
                                                                1,069,768
MOVIES & ENTERTAINMENT - 4.8%
AOL Time Warner, Inc.* ...................         17,400         922,200

NETWORKING EQUIPMENT - 5.6%
Cisco Systems, Inc.* .....................         59,500       1,082,900

SEMICONDUCTOR EQUIPMENT - 2.5%
Teradyne, Inc.* ..........................          3,100         112,189
Ultratech Stepper, Inc.* .................         14,500         371,925
                                                              -----------
                                                                  484,114

                                                PRINCIPAL
                                                AMOUNT OR
                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                       OF SHARES        VALUE
--------------------------------------------------------------------------
SEMICONDUCTORS - 8.4%
Broadcom Corporation* ....................          6,300     $   269,388
Cirrus Logic, Inc.* ......................          4,400         101,332
Cypress Semiconductor
   Corporation* ..........................         13,200         314,820
Intel Corporation ........................         19,800         579,150
OmniVision Technologies, Inc.* ...........         31,700         178,788
Taiwan Semiconductor
   Manufacturing Company, LTD* ...........         12,840         195,040
                                                              -----------
                                                                1,638,518
SYSTEMS SOFTWARE - 11.0%
Microsoft Corporation* ...................         26,100       1,905,300
Vertas Software Corporation* .............          3,600         239,508
                                                              -----------
                                                                2,144,808
TELECOMMUNICATIONS EQUIPMENT - 7.3%
Ciena Corporation* .......................          8,200         311,600
Motorola, Inc. ...........................         26,700         442,152
Nokia Oyj* ...............................          5,900         130,036
Qualcom, Inc.* ...........................          6,000         350,880
Sonus Network, Inc.* .....................          8,300         193,888
                                                              -----------
                                                                1,428,556
                                                              -----------
   Total common stocks - 92.2% ..........................      17,936,126

FOREIGN STOCKS
--------------
JAPAN - 2.0%
Sony Corporation .........................          6,500         427,357

TAIWAN - 1.0%
United Microelectronics
   Corporation* ..........................         19,400         174,600
                                                              -----------
   Total foreign stocks - 3.0% ..........................         601,957

REPURCHASE AGREEMENT - 7.5%
---------------------------
State Street, 2.00% - 07-02-01
   (Collateralized by FNMA,
   4.89% - 05-07-03, with a
   value of $1,489,750) ..................    $ 1,460,838       1,460,838
                                                              -----------
   Total investments - 102.7% ...........................      19,998,921
   Liabilities, less cash and other assets - (2.7%) .....        (539,569)
                                                              -----------
   Total net assets - 100.0% ............................     $19,459,352
                                                              ===========

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

                        SEE ACCOMPANYING NOTES.

SERIES I (INTERNATIONAL SERIES)
August 15, 2001



[PHOTO]
Michael Levy
Portfolio Manager

[PHOTO]
Robert Reiner
Portfolio Manager

[PHOTO]
Julie Wang
Portfolio Manager

DEUTSCHE ASSET MANAGEMENT
   A Member of the
   DEUTSCHE BANK GROUP [LOGO]

SUBADVISOR, DEUTSCHE ASSET MANAGEMENT

TO OUR CONTRACTHOLDERS:

The International Series of SBL Fund, while turning in a -14.49% performance for the six months ended June 30, 2001, generated a better return than that of its benchmark index.(1) The MSCI-EAFE Index returned -15.47% over the period.

AN OVERVIEW OF THE MARKETS

The rally of growth sectors of the equity markets in April was reversed in May and June as company profit warnings and slower GDP growth in the European Union countries caused the markets to sell off, particularly in the higher growth areas. The portfolio benefited from an underweight position in the "TMT" sectors (Technology, Media, and Telecommunications) which declined throughout May and June.

Our holdings in automobiles, pharmaceuticals and banks added favorably to returns during the period. Stocks such as French auto manufacturer PSA Peugeot Citroen outperformed their peers as they benefited from increased sales and positive prospects, positive signals to investors. In pharmaceuticals, Elan Corporation plc is a specialty pharmaceutical company in Ireland. Elan continued to generate solid earnings and is working on a promising new treatment for Crohn's disease.

The emerging market holdings in the Series were also beneficial. Lower interest rates and prospects for a U.S. recovery provided additional liquidity to the emerging market sector. The weighting in Mexican stocks such as cement and concrete producer Cemex SA de CV and Grupo Financiero Banamex Accival, SA de CV (Banaccio), which was recently bid for by Citigroup, were positive performers.

Detractors to performance included the holdings in the semiconductor industry, which underperformed as DRAM (microchip) prices continued to fall even as valuations remained attractive. Stocks such as German semiconductor manufacturer Infineon Technologies AG fell as a combination of lower DRAM prices and poorer growth prospects impacted the stock.

THE OUTLOOK FOR GLOBAL MARKET INVESTMENTS

Economic sentiment is weakening as leading indicators in the U.S., Europe, and Asia continue to fall. Although we remain concerned about growth prospects in Europe and Asia, recovery in the U.S. is looking more imminent. In the near term, profit margins are likely to continue to narrow. Conditions are expected to improve, however, as business sentiment begins to rebound in 2002 and beyond.

As market conditions in the U.S. begin to improve, we believe European countries will improve as well, although they may lag the U.S. in the timing of the recovery. As lower inflation is seen within the European economies, the European Central Bank is expected to reduce interest rates to spur economic growth. Europe has more of a downside cushion compared to the other regions, due to a weaker Euro as well as tax and structural reforms being implemented this year. The International Series will continue its positive stance in peripheral European markets such as Italy and Ireland as these markets remain attractive in our view from a valuation standpoint.

We remain underweight in the portfolio in the United Kingdom. That market has defensive characteristics which should restrain its performance relative to other equity markets as the global economic outlook improves. In

SERIES I (INTERNATIONAL SERIES)
August 15, 2001



addition, the Bank of England is currently the only major central bank to be seriously considering raising interest rates, making the U.K. policy environment less attractive than elsewhere.

We continue to add to our holdings in Canada, especially within the financial sector. Canadian valuations appear attractive, and have few potential bad debt concerns. Our underweighting in Japan continues, as that country is currently in recession and GDP is expected to continue to fall. While the financial reform package proposed by Prim Minister Koizumi should be beneficial in the long term, it is expected to have deflationary effects near term. The Japanese yen continues to weaken because of the perilous economic conditions.

Certain areas within the emerging markets countries, such as Argentina and Turkey, remain a concern. We believe, however, the contagion is contained to those areas and is unlikely to spread further. While we have not recently added to our emerging markets holdings, we continue to seek opportunities in that sector as liquidity conditions continue to improve and valuations remain attractive.

Sincerely,

Michael Levy, Robert Reiner, and Julie Wang
Portfolio Managers

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in foreign countries may involve risks, such as non-uniform accounting practices and political instability, not associated with investing exclusively in the U.S.


                                   PERFORMANCE
--------------------------------------------------------------------------------

                             TOP 5 EQUITY HOLDINGS*

                                                        % of
                                                     Net Assets
                ENI SpA                                 2.1%
                Total Fina Elf S.A.                     2.0%
                Nestle S.A.                             1.9%
                Elan Corporation plc ADR                1.9%
                E.On AG                                 1.8%

                * At June 30, 2001



                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                  1 Year          Since Inception
                                                      (5-3-99)
                Series I         (26.74%)             (5.49%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES I (INTERNATIONAL)

                                                  NUMBER        MARKET
FOREIGN STOCKS                                   OF SHARES      VALUE
-------------------------------------------------------------------------
AUSTRALIA - 1.7%
Australia & New Zealand
   Banking Group, Ltd. ...................         19,652    $   168,790
M.I.M. Holdings, Ltd. ....................        138,515         84,455
News Corporation, Ltd. ADR ...............          1,400         45,360
                                                             -----------
                                                                 298,605
BELGIUM - 1.5%
Interbrew(1) .............................          9,823        262,790

BERMUDA - 1.2%
Tyco International, Ltd. .................          3,800        207,100

BRAZIL - 1.3%
Banco Bradesco S.A .......................      9,823,750         51,044
Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ..................          3,210        125,350
Tele Norte Leste Participacoes
   S.A. ADR ..............................          3,591         54,799
                                                             -----------
                                                                 231,193
CANADA - 6.0%
Anderson Exploration, Ltd.* ..............          1,792         36,192
Bank of Montreal .........................          3,831         98,703
Bombardier, Inc. (Cl. B)(1) ..............         15,946        239,568
Manulife Financial Corporation ...........          5,931        165,510
Royal Bank of Canada .....................          6,759        216,318
Sun Life Financial Services
   of Canada .............................          7,634        182,651
Talisman Energy, Inc. ....................           2680        101,984
                                                             -----------
                                                               1,040,926
DENMARK - 0.9%
Novo Nordisk A/S .........................          3,725        164,774

FRANCE - 14.4%
Alstom ...................................          4,223        117,481
Aventis S.A.(1) ..........................          3,824        305,287
BNP Paribas S.A ..........................          1,030         89,641
Lafarge S.A.(1) ..........................          3,357        287,046
Orange S.A.* .............................         15,210        123,617
PSA Peugeot Citroen(1) ...................            888        241,096
Schneider Electric S.A ...................          2,660        147,053
Societe Generale .........................          2,799        165,756
Suez S.A.(1) .............................          8,160        262,514
Total Fina Elf S.A.(1) ...................          2,490        348,669
Usinor S.A ...............................          7,852         82,362
Vinci S.A ................................          1,721        109,639
Vivendi Universal S.A.(1) ................          4,048        235,951
                                                             -----------
                                                               2,516,112

                                                  NUMBER        MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES      VALUE
-------------------------------------------------------------------------
GERMANY - 7.7%
Allianz AG ...............................            300    $    87,560
Bayer AG .................................          4,650        182,466
Bayerische Motoren Werke
   (BMW) AG ..............................          2,463         81,530
Deutsche Lufthansa AG ....................          4,646         73,199
E.On AG(1) ...............................          6,095        319,612
Fraport AG* ..............................          3,010         83,812
Muenchener Rueckversicherungs-
   Gesellschaft AG(1) ....................            910        253,618
Porsche AG ...............................            320        113,783
Schering AG ..............................          2,910        152,743
                                                             -----------
                                                               1,348,323
HONG KONG - 0.8%
China Mobile (Hong Kong), Ltd.*(1) .......         11,000         58,103
Legend Holdings, Ltd. ....................         11,100          6,226
Sun Hung Kai Properties, Ltd. ............          8,000         72,052
                                                             -----------
                                                                 136,381
HUNGARY - 0.6%
OTP Bank Rt ..............................          2,163        112,339

IRELAND - 4.5%
Bank of Ireland ..........................         17,609        174,421
CRH plc(1) ...............................         17,000        284,966
Elan Corporation plc ADR* ................          5,412        330,132
                                                             -----------
                                                                 789,519
ITALY - 7.8%
ENI SpA(1) ...............................         30,276        369,102
IntesaBCI SpA ............................         52,559        185,550
Ruinione Adriatica di Sicurta SpA ........         18,020        221,513
Saipem SpA ...............................         16,750         91,748
Telecom Italia SpA(1) ....................         32,667        293,153
UniCredito Italiano SpA ..................         46,048        197,650
                                                             -----------
                                                               1,358,716
JAPAN - 9.8%
Canon, Inc. ..............................          2,000         80,821
Capcom Company, Ltd. .....................          3,400        117,768
Chugai Pharmaceutical
   Company, Ltd. .........................          3,000         45,630
Fast Retailing Company, Ltd.(1) ..........          1,500        260,984
JGC Corporation ..........................         10,000         83,387
KDDI Corporation .........................             14         65,330
Konami Company, Ltd. .....................            100          4,562
NEC Corporation ..........................          7,000         94,572
NTT DoCoMo, Inc. .........................             10        173,990
Nintendo Company, Ltd.(1) ................            600        109,205
Nissan Motor Company, Ltd.(1) ............         43,000        296,849
Sony Corporation(1) ......................          3,700        243,265
Takeda Chemical Industries, Ltd. .........          2,900        134,862
                                                             -----------
                                                               1,711,225

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES I (INTERNATIONAL) (CONTINUED)

                                                  NUMBER        MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES      VALUE
-------------------------------------------------------------------------
KOREA - 1.9%
Kookmin Bank .............................          4,520    $    60,649
Korea Telecom Corporation ADR ............          2,800         61,544
Samsung Electronics
   Company, Ltd.(1) ......................            890        131,396
Samsung Electronics
   Company, Ltd. GDR .....................            500         36,910
Samsung SDI Company, Ltd. ................          1,040         50,141
                                                             -----------
                                                                 340,640
MEXICO - 0.9%
Cemex S.A. de C.V. ADR ...................          2,151         57,001
Grupo Televisa S.A. GDR ..................          2,300         92,023
                                                             -----------
                                                                 149,024
NETHERLANDS - 7.3%
Buhrmann N.V .............................         14,575        137,459
Fortis (NL) N.V ..........................          5,911        143,722
Hagemeyer N.V ............................          6,543        126,019
ING Groep N.V.(1) ........................          4,595        300,318
Koninklijke Ahold N.V ....................          7,173        224,689
Koninklijke (Royal) Philips
   Electronics N.V .......................          8,635        228,888
TNT Post Group N.V .......................          5,551        115,842
                                                             -----------
                                                               1,276,937
NORWAY - 1.4%
Statoil ASA*(1) ..........................         33,060        244,341

POLAND - 1.0%
Powszechna Kasa Oszczednosci
   Bank Polski S.A.* .....................          4,647         81,787
Telekomunikacja
   Polska S.A. GDR* ......................         20,019         88,855
                                                             -----------
                                                                 170,642
RUSSIA - 0.3%
Lukoil ADR ...............................          1,051         50,411

SPAIN - 3.6%
Banco Bilbao Vizcaya
   Argentaria S.A ........................         14,430        186,667
Banco Popular Espanol S.A.(1) ............          6,735        235,429
Iberdola S.A .............................         16,841        216,003
                                                             -----------
                                                                 638,099

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                  NUMBER        MARKET
FOREIGN STOCKS (CONTINUED)                       OF SHARES      VALUE
-------------------------------------------------------------------------
SWITZERLAND - 1.9%
Nestle S.A.(1) ...........................          1,590    $   337,903

UNITED KINGDOM - 10.3%
Barclays plc .............................          6,770        207,375
British Aerospace plc(1) .................         50,886        243,504
British Sky Broadcasting
   Group plc* ............................         13,260        127,931
Celltech Group plc*(1) ...................          8,197        136,610
GlaxoSmithKline plc ......................          5,352        150,541
International Power plc ..................         24,530        103,411
Dixons Group plc .........................         27,654         90,328
Powergen plc .............................          9,280         93,839
Reckitt Benckiser plc(1) .................         20,172        290,508
Royal Bank of Scotland Group plc .........          9,726        214,481
Scottish and Southern Energy plc .........         11,400        106,619
Shell Transport & Trading
   Company plc ...........................          3,942         32,599
                                                             -----------
                                                               1,797,746
UNITED STATES - 1.5%
Amdocs, Ltd.* ............................          1,425         76,736
Pharmacia Corporation ....................          4,200        192,990
                                                             -----------
                                                                 269,726
                                                             -----------
   Total foreign stocks - 88.3% .........................     15,453,472

OPTIONS PURCHASED - 0.5%
------------------------
GBP Put Option, expires 07-23-01 -
   strike price 1.4025 ...................        500,000          2,380
JPY Put Option, expires 01-24-02 -
   strike price 117.79 ...................        500,000         25,280
NASDAQ 100 Index Call Option,
   expires 12-14-01 -
   strike price 1,902.1906 ...............             41          6,997
NIKKEI 225 Call Option 5%,
   expires 09-14-01 -
   strike price 12,859.35 ................             56         35,018
NIKKEI 225 Call Option 5%,
   expires 11-09-01 -
   strike price 13,994.31 ................          2,752          7,250
NIKKEI 225 Call Option 5%,
   expires 11-09-01 -
   strike price 14,022.86 ................          4,149         10,661
                                                             -----------
                                                                  87,586
REPURCHASE AGREEMENT - 8.4%
---------------------------
State Street, 2.00%, 07-02-01
   (Collateralized by FNMA,
   5.375%, 03-08-04 with a
   value of $1,497,201) ..................    $ 1,465,986      1,465,986
                                                             -----------
   Total investments - 97.2% ............................     17,007,044
   Cash & other assets, less liabilities - 2.8% .........        483,265
                                                             -----------
   Total net assets - 100.0% ............................    $17,490,309
                                                             ===========

                        SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES I (INTERNATIONAL) (CONTINUED)


-------------------------------------------------------------------------
INVESTMENT CONCENTRATION
------------------------
At June 30, 2001, Series I investment concentration, by industry, was as follows:
   Aerospace/Defense ........................      2.1%
   Airlines .................................      0.4%
   Automobiles ..............................      4.2%
   Banks & Credit ...........................     15.7%
   Beverages ................................      1.5%
   Broadcast Media ..........................      1.5%
   Building & Construction ..................      2.2%
   Building Materials .......................      2.0%
   Chemicals ................................      2.5%
   Computer Software ........................      0.0%
   Computer Systems .........................      0.0%
   Electric Utilities .......................      3.0%
   Electrical Equipment .....................      0.8%
   Electronics ..............................      5.0%
   Engineering ..............................      0.5%
   Entertainment ............................      0.7%
   Financial Services .......................      4.3%
   Food Processing ..........................      1.9%
   Food Wholesalers .........................      1.3%
   Health Care ..............................      2.7%
   Household Products .......................      1.7%
   Insurance ................................      1.8%
   Manufacturing ............................      5.0%
   Medical ..................................      0.8%
   Metals & Minerals ........................      0.5%
   Natural Gas ..............................      0.2%
   Office Equipment .........................      0.5%
   Oil ......................................      7.1%
   Pharmaceuticals ..........................      5.7%
   Real Estate Develpoment ..................      0.4%
   Retail ...................................      2.2%
   Services .................................      2.8%
   Steel ....................................      0.5%
   Telecommunications .......................      5.7%
   Toys & Sporting Goods ....................      0.6%
   Transportation ...........................      0.5%
   Options ..................................      0.5%
   Repurchase Agreement .....................      8.4%
   Cash and other assets, less liabilities ..      2.8%
                                                 ------
                                                 100.0%

The identified cost of investments owned at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

(1) Security is segregated as collateral for futures, forward exchange contracts or options.

                        SEE ACCOMPANYING NOTES.

SERIES X (SMALL CAP GROWTH SERIES)
August 15, 2001



[PHOTO]
Ronald C. Ognar
Portfolio Manager

[PHOTO]
Brandon Nelson
Portfolio Manager

[LOGO] STRONG

SUBADVISOR, STRONG CAPITAL MANAGEMENT

TO OUR CONTRACTHOLDERS:

While the performance of the Small Cap Growth Series of SBL Fund was close to that of the benchmark Russell 2000 Growth Index for most of the first six months of the year, January was a particularly difficult month for us. As a result, total return for the Series was -19.20% for the six month period, falling short of the benchmark's return of +0.04%.(1)

THE DIFFICULTIES EXPERIENCED IN JANUARY

In the first two weeks of January performance was hurt by two factors: what we owned, and what we didn't own. The unexpected interest rate cut by the Federal Reserve Bank on January 3 sparked a strong rally in the very issues that lagged the markets the previous year, issues which we had avoided and thus had helped our overall performance in 2000. Additionally, we had postured the portfolio defensively in 2000 because of the difficult economic environment, and following the Fed's rate cut the more aggressive stocks were clear winners. The result was that many of the stocks we owned tended to underperform, while most of the issues that led the markets in January were not a part of the portfolio.

Apart from this unexpected and short-lived rebound in the small cap growth market in January, there were other bright spots in the first quarter. The Series' investments in utilities, consumer durables and retail trade aided performance. Utility company positions benefited throughout the quarter from relatively high energy prices. Holdings in various technology segments of the market, however, underperformed on concerns about slowing corporate spending on investment technology and excess inventory in the personal computer and wireless segments.

IMPROVED MARKETS IN THE SECOND QUARTER

The second quarter saw improved portfolio performance as we repositioned the assets to take advantage of market movements. The positions that performed best during the quarter tended to be the companies with the best near-term fundamentals and earnings visibility, as well as those that can be viewed as early beneficiaries of an economic turnaround. Laggards during the quarter were generally found within the energy and technology sectors. While we favor technology stocks for the longer term, these companies have generally continued to experience the most severe slowdowns in earnings, especially within the networking and telecommunications equipment segments.

Following the Federal Reserve's actions to cut interest rates early in the year, we began investing in companies which we believe will be best positioned to benefit from an improving economy. Thus far, the impact of lower interest rates on the economy has been negligible, although this is not unusual since historically Fed intervention has taken six to twelve months to ripple through the economy.

AN IMPROVING OUTLOOK FOR GROWTH STOCKS

Our outlook for the equity markets is quite bullish at this time, particularly for growth stocks. The economic stimulation provided by lower interest rates should begin to materialize soon. Additionally, lower taxes and moderating energy prices are expected to leave more spendable money in consumers' pockets, which should further support an economic rebound.

SERIES X (SMALL CAP GROWTH SERIES)
August 15, 2001



Within the equity markets, not only do valuations appear much more reasonable compared with their levels of six months ago, but the most difficult quarters of earnings comparisons will soon be behind us, which should lead to earnings acceleration. Additionally, new savings and investment incentives including expanded 401(k), IRA, and Section 529 plans have the potential to provide considerable new fund flows to stocks and mutual funds.

Sincerely,

Ronald C. Ognar and Brandon Nelson
Portfolio Managers

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in small company stocks may present additional risks such as less predictable earnings, higher volatility, and less liquidity than larger, more established companies.


                                   PERFORMANCE
--------------------------------------------------------------------------------


                             TOP 5 EQUITY HOLDINGS*

                                                           % of
                                                        Net Assets
                THQ, Inc.                                  2.1%
                Taro Pharmaceutical Industries, Ltd.       2.0%
                ESC Medical Systems, Ltd.                  2.0%
                Midway Games, Inc.                         1.9%
                UTStarcom, Inc.                            1.6%

                * At June 30, 2001


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 2001(1)

                                  1 Year            Since Inception
                                                      (10-15-97)
                Series X         (34.85%)               11.05%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES X (SMALL CAP GROWTH)

                                                 NUMBER          MARKET
COMMON STOCKS                                   OF SHARES        VALUE
-------------------------------------------------------------------------
ADVERTISING - 0.9%
Professional Detailing, Inc.* ............          7,500    $   690,000

AEROSPACE & DEFENSE - 0.8%
BE Aerospace, Inc.* ......................         34,000        647,700

AIRLINES - 1.1%
Atlantic Coast Airlines
   Holdings, Inc.* .......................         29,500        884,705

APPAREL & ACCESSORIES - 1.3%
Coach, Inc.* .............................         10,000        380,500
OshKosh B'Gosh, Inc. .....................         19,000        631,750
                                                             -----------
                                                               1,012,250
APPAREL RETAIL - 4.4%
Abercrombie & Fitch Company* .............         15,000        667,500
American Eagle Outfitters, Inc.*  ........         11,000        387,640
Christopher & Banks Corporation*  ........         16,000        521,600
Galyan's Trading Company* ................         16,000        326,400
Genesco, Inc.* ...........................         26,000        871,000
Wet Seal, Inc.* ..........................         21,000        726,810
                                                             -----------
                                                               3,500,950
APPLICATION SOFTWARE - 8.1%
Activision, Inc.* ........................         29,000      1,138,250
InterVoice-Brite, Inc.* ..................         40,000        440,000
OPNET Technologies, Inc.* ................         21,000        375,270
Peregrine Systems, Inc.* .................         42,500      1,232,500
Renaissance Learning, Inc.* ..............         16,000        809,440
Secure Computing Corporation* ............         51,000        801,210
THQ, Inc.* ...............................         34,000      1,674,500
                                                             -----------
                                                               6,471,170
BANKS - 4.3%
BankUnited Financial
   Corporation* ..........................         40,000        562,000
New York Community
   Bancorp, Inc. .........................         19,000        715,350
Ocwen Financial Corporation* .............         76,500        784,125
TCF Financial Corporation ................         15,000        694,650
UCBH Holdings, Inc. ......................         22,500        682,875
                                                             -----------
                                                               3,439,000
BIOTECHNOLOGY - 6.0%
Alkermes, Inc.* ..........................         25,500        895,050
Arena Pharmaceuticals, Inc.* .............         30,500        929,945
Aviron* ..................................         18,000      1,026,000
Celgene Corporation* .....................         23,000        663,550
Corvas International, Inc.* ..............         33,500        394,630
OSI Pharmaceuticals, Inc.* ...............         14,000        736,260
Transkaryotic Therapies, Inc.* ...........          4,500        132,525
                                                             -----------
                                                               4,777,960
BROADCASTING & CABLE TV - 2.9%
Emmis Communications
   Corporation* ..........................         25,000        768,750
Entercom Communications
   Corporation* ..........................          9,500        509,295
Radio One, Inc.* .........................         46,500      1,069,500
                                                             -----------
                                                               2,347,545

                                                  NUMBER         MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES       VALUE
-------------------------------------------------------------------------
CASINOS & GAMING - 3.7%
Anchor Gaming* ...........................          7,000    $   452,340
GTECH Holings Corporation* ...............         11,000        390,610
International Game Technology* ...........         12,000        751,080
Penn National Gaming, Inc.* ..............         27,000        685,800
Shuffle Master, Inc.* ....................         33,000        693,000
                                                             -----------
                                                               2,972,830
COMPUTER STORAGE & PERIPHERALS - 1.7%
Advanced Digital Information
   Corporation* ..........................         44,500        769,850
ATI Technologies, Inc.* ..................         62,900        586,857
                                                             -----------
                                                               1,356,707
CONSUMER FINANCE - 2.5%
AmeriCredit Corporation* .................         23,000      1,194,850
Doral Financial Corporation ..............         23,000        788,900
                                                             -----------
                                                               1,983,750
DIVERSIFIED COMMERCIAL SERVICES - 1.4%
Corinthian Colleges, Inc.* ...............         24,500      1,153,215

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Plexus Corporation* ......................         18,000        594,000

ENVIRONMENTAL SERVICES - 0.5%
Waste Connections, Inc.* .................         11,500        414,000

FOOD DISTRIBUTORS - 0.6%
Performance Food Group
   Company* ..............................         15,000        453,450

FOOTWEAR - 1.4%
Reebok International, Ltd.* ..............         24,500        782,775
Skechers U.S.A., Inc.* ...................         11,000        321,530
                                                             -----------
                                                               1,104,305
HEALTH CARE DISTRIBUTORS & SERVICES - 4.3%
Accredo Health, Inc.* ....................         12,000        446,280
AmeriSource Health Corporation* ..........         14,000        774,200
Covance, Inc.* ...........................         29,000        656,850
Express Scripts, Inc.* ...................         11,000        605,330
Laboratory Corporation
   of America Holdings* ..................          5,000        384,500
Ventiv Health, Inc.* .....................         30,000        619,200
                                                             -----------
                                                               3,486,360
HEALTH CARE EQUIPMENT - 3.0%
ESC Medical Systems, Ltd.* ...............         54,500      1,572,325
Respironics, Inc.* .......................         27,000        803,520
                                                             -----------
                                                               2,375,845
HEALTH CARE FACILITIES - 1.6%
Beverly Enterprises, Inc.* ...............         71,000        759,700
Manor Care, Inc.* ........................         16,500        523,875
                                                             -----------
                                                               1,283,575
HEALTH CARE SUPPLIES - 2.8%
PolyMedica Corporation* ..................         30,000      1,215,000
SurModics, Inc.* .........................         18,000      1,058,400
                                                             -----------
                                                               2,273,400

                       SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2001
(UNAUDITED)

SERIES X (SMALL CAP GROWTH) (CONTINUED)

                                                  NUMBER         MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES       VALUE
-------------------------------------------------------------------------
HOMEBUILDING - 1.8%
Centex Corporation .......................         11,500    $   468,625
D.R. Horton, Inc. ........................         26,000        590,200
Ryland Group, Inc. .......................          7,000        354,200
                                                             -----------
                                                               1,413,025
HOTELS - 0.5%
Extended Stay America, Inc.* .............         26,000        390,000

INDUSTRIAL MACHINERY - 0.8%
Roper Industries, Inc. ...................         16,000        675,520

INSURANCE BROKERS - 0.4%
Willis Group Holdings, Ltd.* .............         17,000        301,750

INTERNET SOFTWARE & SERVICES - 3.5%
Hotel Reservations Network, Inc.* ........          9,000        418,770
Riverdeep Group plc* .....................         22,500        630,000
SonicWALL, Inc.* .........................         46,500      1,172,265
InterCept Group, Inc.* ...................         15,000        570,000
                                                             -----------
                                                               2,791,035
IT CONSULTING & SERVICES - 1.7%
Answerthink, Inc.* .......................         70,000        699,300
Perot Systems Corporation* ...............         38,500        696,850
                                                             -----------
                                                               1,396,150
LEISURE PRODUCTS - 2.4%
Direct Focus, Inc.* ......................          8,500        403,750
Midway Games, Inc.* ......................         82,500      1,526,250
                                                             -----------
                                                               1,930,000
MANAGED HEALTH CARE - 2.7%
Caremark Rx, Inc.* .......................         25,000        411,250
First Health Group Corporation* ..........         34,500        832,140
Pediatrix Medical Group, Inc.* ...........         28,500        939,075
                                                             -----------
                                                               2,182,465
OIL & GAS DRILLING - 0.4%
Patterson-UTI Energy, Inc.* ..............         19,500        348,465

OIL & GAS EQUIPMENT & SERVICES - 4.2%
Grant Prideco, Inc.* .....................         30,500        533,445
Key Energy Group, Inc.* ..................         75,500        818,420
Offshore Logistics, Inc.* ................         34,000        646,000
Tidewater, Inc. ..........................         17,000        640,900
Varco International, Inc.* ...............         37,000        688,200
                                                             -----------
                                                               3,326,965
OIL & GAS EXPLORATION & PRODUCTION - 0.7%
Ultra Petroleum Corporation* .............         31,300        150,240
XTO Energy, Inc. .........................         31,500        452,025
                                                             -----------
                                                                 602,265
PHARMACEUTICALS - 2.9%
Cima Labs, Inc.* .........................          8,500        667,250
Taro Pharmaceutical
   Industries, Ltd.* .....................         18,500      1,619,860
                                                             -----------
                                                               2,287,110

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                  NUMBER        MARKET
COMMON STOCKS (CONTINUED)                        OF SHARES      VALUE
-------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
LNR Property Corporation .................         32,000    $ 1,120,000

REINSURANCE - 0.9%
Annuity and Life
   RE (Holdings), Ltd. ...................         19,500        697,125

RESTAURANTS - 1.9%
P. F. Chang's China Bistro, Inc.* ........         17,000        644,300
Panera Bread Company* ....................         28,500        899,745
                                                             -----------
                                                               1,544,045
SEMICONDUCTOR EQUIPMENT - 5.3%
Cabot Microelectronics
   Corporation* ..........................         12,000        744,000
Credence Systems Corporation* ............         19,500        472,680
Kulicke and Soffa Industries, Inc.* ......         48,000        823,680
Mattson Technology, Inc.* ................         31,000        541,880
Rudolph Technologies, Inc.* ..............         20,500        963,500
Varian Semiconductor Equipment
   Associates, Inc.* .....................         16,000        672,000
                                                             -----------
                                                               4,217,740
SEMICONDUCTORS - 3.3%
Genesis Microchip, Inc.* .................         23,000        831,450
Intersil Corporation* ....................         31,500      1,146,600
Semtech Corporation* .....................         21,500        645,000
                                                             -----------
                                                               2,623,050
SPECIALTY CHEMICALS - 0.9%
Cambrex Corporation ......................         14,500        733,410

SPECIALTY STORES - 1.6%
Guitar Center, Inc.* .....................         43,500        919,155
O'Reilly Automotive, Inc.* ...............         14,500        416,150
                                                             -----------
                                                               1,335,305
STEEL - 0.9%
Shaw Group, Inc.* ........................         17,500        701,750

TELECOMMUNICATIONS EQUIPMENT - 2.3%
Commscope, Inc.* .........................         24,000        564,000
UTStarcom, Inc.* .........................         54,500      1,269,850
                                                             -----------
                                                               1,833,850
                                                             -----------
   Total common stocks - 94.5% ..........................     75,673,742

REPURCHASE AGREEMENT - 4.3%
---------------------------
United Missouri Bank, 3.66% - 07-02-01
   (Collateralized by FHLB, 08-07-01
   with a value of $3,533,000) ...........    $ 3,449,000      3,449,000
                                                             -----------
   Total investments - 98.8% ............................     79,122,742
   Cash and other assets, less liabilities - 1.2% .......        964,315
                                                             -----------
   Total net assets - 100.0% ............................    $80,087,057
                                                             ===========

The identified cost of investments at June 30, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

                        SEE ACCOMPANYING NOTES.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

                                                                     SERIES B        SERIES C                       SERIES E
                                                     SERIES A       (LARGE CAP        (MONEY        SERIES D      (DIVERSIFIED
                                                     (EQUITY)          VALUE)         MARKET)       (GLOBAL)         INCOME)
                                                   ---------------------------------------------------------------------------
ASSETS
Investments, at value(1) .......................   $886,900,099    $617,614,366    $111,445,102   $487,403,878    $117,317,534
Cash ...........................................             --           1,413             323      5,174,414           8,020
Receivables:
   Securities sold .............................             --       7,531,018         136,414      2,528,085              --
   Interest ....................................             --              --         172,660        862,098       1,778,667
   Dividends ...................................        520,571         665,457              --             --              --
Foreign taxes recoverable ......................             --              --              --        141,151              --
Prepaid expenses ...............................         13,414          14,850           1,704          5,688           1,620
                                                   ------------    ------------    ------------   ------------    ------------
   Total assets ................................    887,434,084     625,827,104     111,756,203    496,115,314     119,105,841
                                                   ------------    ------------    ------------   ------------    ------------

LIABILITIES
Cash overdraft .................................   $         64    $         --    $         --   $         --    $         --
Cash overdraft, cash denominated in a
   foreign currency, at value(2) ...............             --              --              --        365,164              --
Payable for:
   Securities purchased ........................             --       5,825,044              --      2,968,174              --
   Management fees .............................        559,123         387,483          44,214        410,220          74,037
   Custodian fees ..............................          4,786           7,142           1,497         20,716           2,838
   Transfer and administration fees ............         34,295          23,923           4,613         60,148           5,026
   Professional fees ...........................         21,334          12,921           3,646          1,604           4,712
   Other .......................................         88,252          62,619           8,997         39,074           8,142
                                                   ------------    ------------    ------------   ------------    ------------
     Total liabilities .........................        707,854       6,319,132          62,967      3,865,100          94,755
                                                   ------------    ------------    ------------   ------------    ------------
NET ASSETS .....................................   $886,726,230    $619,507,972    $111,693,236   $492,250,214    $119,011,086
                                                   ============    ============    ============   ============    ============
NET ASSETS CONSIST OF:
Paid in capital ................................   $695,809,910    $840,181,404    $109,320,913   $459,904,346    $137,078,827
Accumulated undistributed net
   investment income (loss) ....................        882,423       2,996,020       2,363,242       (144,130)      3,281,870
Accumulated undistributed net realized
   loss on sale of investments, futures
   and foreign currency transactions ...........    (29,979,885)   (225,809,628)             --     (2,718,592)    (21,657,711)
Net unrealized appreciation
   in value of investments, futures, options
   written and translation of assets and
   liabilities in foreign currency .............    220,013,782       2,140,176           9,081     35,208,590         308,100
                                                   ------------    ------------    ------------   ------------    ------------
Total net assets ...............................   $886,726,230    $619,507,972    $111,693,236   $492,250,214    $119,011,086
                                                   ============    ============    ============   ============    ============

Capital shares authorized ......................     indefinite      indefinite      indefinite     indefinite      indefinite
Capital shares outstanding .....................     37,555,673      32,435,465       9,280,398     74,770,733      10,863,622

Net asset value per share (net assets
   divided by shares outstanding) ..............   $      23.61    $      19.10    $      12.04   $       6.58    $      10.96
                                                   ============    ============    ============   ============    ============

(1)Investments, at cost ........................   $666,886,317    $615,474,190    $111,436,021   $452,191,923    $117,009,434
(2)Cash denominated in a
   foreign currency, at cost ...................   $         --    $         --    $         --   $   (364,468)   $         --

                            SEE ACCOMPANYING NOTES.

JUNE 30, 2001
(UNAUDITED)

                                                                                                                   SERIES K
                                                   SERIES G        SERIES H                        SERIES J        (GLOBAL
                                                  (LARGE CAP      (ENHANCED       SERIES I         (MID CAP        STRATEGIC
                                                    GROWTH)         INDEX)     (INTERNATIONAL)      GROWTH)         INCOME)
                                                 ----------------------------------------------------------------------------
ASSETS
Investments, at value(1) .....................   $ 15,099,366    $ 43,540,958    $ 17,007,044    $524,475,425    $ 11,918,716
Collateral received for securities
   loaned, at value ..........................      1,009,776              --       2,178,288              --              --
Cash .........................................             --             775              --             573          10,215
Cash denominated in a foreign currency,
   at value(2) ...............................             --              --         431,939              --          37,579
Unrealized appreciation on forward
   foreign exchange contracts ................             --              --          32,657              --         100,426
Receivables:
   Securities sold ...........................             --          20,802         880,869              --         348,595
   Interest ..................................             --              --              --              --         252,104
   Dividends .................................          3,586          28,442          11,698          89,257              --
   Variation margin ..........................             --          19,300           2,887              --              --
Foreign taxes recoverable ....................             --              --          11,600              --           2,635
Prepaid expenses .............................          1,296             391             158           5,499             129
                                                 ------------    ------------    ------------    ------------    ------------
   Total assets ..............................     16,114,024      43,610,668      20,557,140     524,570,754      12,670,399
                                                 ------------    ------------    ------------    ------------    ------------

LIABILITIES
Cash overdraft ...............................   $        131    $         --    $    422,806    $         --    $         --
Unrealized depreciation on forward
   foreign exchange contracts ................             --              --             609              --          18,363
Payable for:
   Securities loaned .........................      1,009,776              --       2,178,288              --              --
   Securities purchased ......................      1,049,571          43,086         367,446       1,735,518         347,458
   Written options ...........................             --              --          48,781       1,522,720              --
   Variation margin ..........................             --              --              --              --             830
   Management fees ...........................         11,351          26,701          15,514         324,895           7,620
   Custodian fees ............................          1,616           6,933          20,749           2,410           4,742
   Transfer and administration fees ..........          1,309           3,504           5,970          20,186           5,907
   Professional fees .........................          2,197           2,121           2,859           9,269           3,813
   Other .....................................            529           2,495           3,809          48,424             961
                                                 ------------    ------------    ------------    ------------    ------------
     Total liabilities .......................      2,076,480          84,840       3,066,831       3,663,422         389,694
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSETS ...................................   $ 14,037,544    $ 43,525,828    $ 17,490,309    $520,907,332    $ 12,280,705
                                                 ============    ============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid in capital ..............................   $ 18,266,428    $ 49,965,425    $ 21,546,199    $418,690,246    $ 13,280,553
Accumulated undistributed net
   investment income (loss) ..................        (19,589)        111,271         (32,611)     (1,404,612)        216,436
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures
   and foreign currency transactions .........       (563,886)     (1,751,006)     (3,316,168)     17,910,926        (535,748)
Net unrealized appreciation (depreciation) in
   value of investments, futures, options
   written and translation of assets and
   liabilities in foreign currency ...........     (3,645,409)     (4,799,862)       (707,111)     85,710,772        (680,536)
                                                 ------------    ------------    ------------    ------------    ------------
     Total net assets ........................   $ 14,037,544    $ 43,525,828    $ 17,490,309    $520,907,332    $ 12,280,705
                                                 ============    ============    ============    ============    ============

Capital shares authorized ....................     indefinite      indefinite      indefinite      indefinite      indefinite
Capital shares outstanding ...................      1,956,956       4,739,620       1,976,988      19,998,652       1,282,756

Net asset value per share (net assets
   divided by shares outstanding) ............   $       7.17    $       9.18    $       8.85    $      26.05    $       9.57
                                                 ============    ============    ============    ============    ============

(1)Investments, at cost ......................   $ 18,744,775    $ 48,222,061    $ 17,735,041    $438,804,213    $ 12,684,836
(2)Cash denominated in a
   foreign currency, at cost .................   $         --    $         --    $    437,191    $         --    $     37,575

                            SEE ACCOMPANYING NOTES.

JUNE 30, 2001
(UNAUDITED)

                                                   SERIES L         SERIES M         SERIES N        SERIES O
                                                   (CAPITAL       (GLOBAL TOTAL   (MANAGED ASSET     (EQUITY
                                                    GROWTH)           RETURN)       ALLOCATION)      INCOME)
                                                 --------------------------------------------------------------
ASSETS
Investments, at value(1) ....................    $ 21,705,703     $ 28,210,848     $ 85,560,813    $187,439,889
Collateral received for securities
  loaned, at value ..........................       3,154,732        1,061,147       11,942,518      11,660,164
Cash ........................................              --            2,672           27,142              --
Cash denominated in a foreign currency,
  at value(2) ...............................              --          120,754            4,080              --
Unrealized appreciation on forward
  foreign exchange contracts ................              --           52,504               --              --
Receivables:
  Securities sold ...........................              --          254,169          606,746       1,182,962
  Interest ..................................              --           73,432          477,740          33,360
  Dividends .................................           8,656           22,112           38,858         236,487
  Variation margin ..........................              --           76,553               --              --
Foreign taxes recoverable ...................              --           12,016           13,008              --
Prepaid expenses ............................           1,299              429              962           2,072
                                                 ------------     ------------     ------------    ------------
  Total assets ..............................      24,870,390       29,886,636       98,671,867     200,554,934
                                                 ------------     ------------     ------------    ------------

LIABILITIES
Cash overdraft ..............................    $         77     $         --     $         --    $    237,230
Unrealized depreciation on forward foreign
  exchange contracts ........................              --           45,420               --              --
Payable for:
  Securities loaned .........................       3,154,732        1,061,147       11,942,518      11,660,164
  Securities purchased ......................          91,280          536,324          680,778       1,313,845
  Variation margin ..........................              --           49,029               --              --
  Management fees ...........................          17,978           23,703           71,804         155,067
  Custodian fees ............................           1,490           11,730            7,813           1,714
  Transfer and administration fees ..........           1,904            6,512           10,928           7,682
  Professional fees .........................           2,678            4,461            7,220           6,649
  Other .....................................             761            5,989            8,075          14,987
                                                 ------------     ------------     ------------    ------------
Total liabilities ...........................       3,270,900        1,744,315       12,729,136      13,397,338
                                                 ------------     ------------     ------------    ------------
NET ASSETS ..................................    $ 21,599,490     $ 28,142,321     $ 85,942,731    $187,157,596
                                                 ============     ============     ============    ============
NET ASSETS CONSIST OF:
Paid in capital .............................    $ 28,214,372     $ 32,919,210     $ 82,960,152    $172,186,526
Accumulated undistributed net
  investment income (loss) ..................         (29,758)          59,545          527,402       1,183,786
Accumulated undistributed net realized
  gain (loss) on sale of investments, futures
  and foreign currency transactions .........      (4,214,830)      (3,112,815)         844,766       1,446,840
Net unrealized appreciation (depreciation) in
  value of investments, futures, options
  written and translation of assets and
  liabilities in foreign currency ...........      (2,370,294)      (1,723,619)       1,610,411      12,340,444
                                                 ------------     ------------     ------------    ------------
     Total net assets .......................    $ 21,599,490     $ 28,142,321     $ 85,942,731    $187,157,596
                                                 ============     ============     ============    ============

Capital shares authorized ...................      indefinite       indefinite       indefinite      indefinite
Capital shares outstanding ..................       3,002,557        3,069,222        6,189,003      11,542,801

Net asset value per share (net assets
  divided by shares outstanding) ............    $       7.19     $       9.17     $      13.89    $      16.21
                                                 ============     ============     ============    ============

(1)Investments, at cost .....................    $ 24,075,997     $ 29,682,836     $ 83,949,398    $175,099,445
(2)Cash denominated in a
   foreign currency, at cost ................    $         --     $    120,894     $      4,170    $         --

                            SEE ACCOMPANYING NOTES.

JUNE 30, 2001
(UNAUDITED)

                                                                      SERIES Q        SERIES S
                                                    SERIES P         (SMALL CAP        (SOCIAL           SERIES T
                                                   (HIGHYIELD)          VALUE)        AWARENESS)       (TECHNOLOGY)
                                                 ------------------------------------------------------------------
ASSETS
Investments, at value(1) ......................    $ 29,463,032     $ 53,555,506     $182,218,602     $ 19,998,121
Collateral received for securities
  loaned, at value ............................              --               --               --        3,719,889
Cash ..........................................          12,236            5,366              173               --
Unrealized appreciation on forward
  foreign exchange contracts ..................              --               --               --               60
Receivables:
  Securities sold .............................         447,750           37,911               --          556,849
  Interest ....................................         766,331               --               --               --
  Dividends ...................................             606            1,000          104,139            1,206
Prepaid expenses ..............................             226            1,916            2,691            1,307
                                                   ------------     ------------     ------------     ------------
  Total assets ................................      30,690,181       53,601,699      182,325,605       24,277,432
                                                   ------------     ------------     ------------     ------------

LIABILITIES
Cash overdraft ................................    $         --     $         --     $         --     $     22,593
Payable for:
  Securities loaned ...........................              --               --               --        3,719,889
  Securities purchased ........................              --        1,220,021               --        1,049,739
  Written options .............................              --          430,700               --               --
  Management fees .............................          18,768           40,616          114,471           15,574
  Custodian fees ..............................             541               --            1,457            2,715
  Transfer and administration fees ............           1,436            3,950            7,473            4,750
  Professional fees ...........................           2,411            2,875            6,277            1,921
  Other .......................................           2,333              483           17,580              899
                                                   ------------     ------------     ------------     ------------
     Total liabilities ........................          25,489        1,698,645          147,258        4,818,080
                                                   ------------     ------------     ------------     ------------
NET ASSETS ....................................    $ 30,664,692     $ 51,903,054     $182,178,347     $ 19,459,352
                                                   ============     ============     ============     ============
NET ASSETS CONSIST OF:
Paid in capital ...............................    $ 33,824,489     $ 45,393,136     $161,819,192     $ 30,890,456
Accumulated undistributed net
  investment income (loss) ....................       1,243,816          (51,741)         169,135          (98,114)
Accumulated undistributed net realized
  gain (loss) on sale of investments, futures
  and foreign currency transactions ...........        (660,496)         687,571       (6,308,692)      (8,141,243)
Net unrealized appreciation (depreciation)
  in value of investments, futures, options
  written and translation of assets and
  liabilities in foreign currency .............      (3,743,117)       5,874,088       26,498,712       (3,191,747)
                                                   ------------     ------------     ------------     ------------
Total net assets ..............................    $ 30,664,692     $ 51,903,054     $182,178,347     $ 19,459,352
                                                   ============     ============     ============     ============

Capital shares authorized .....................      indefinite       indefinite       indefinite       indefinite
Capital shares outstanding ....................       2,109,300        3,868,349        7,604,386        3,592,486

Net asset value per share (net assets
  divided by shares outstanding) ..............    $      14.54     $      13.42     $      23.96     $       5.42
                                                   ============     ============     ============     ============

(1)Investments, at cost .......................    $ 33,206,149     $ 47,612,098     $155,719,890     $ 23,189,835

                            SEE ACCOMPANYING NOTES.

JUNE 30, 2001
(UNAUDITED)

                                                                 SERIES W
                                                 SERIES V      (MAIN STREET      SERIES X
                                                 (MID CAP        GROWTH &       (SMALL CAP        SERIES Y
                                                  VALUE)        INCOME(R))        GROWTH)        (SELECT 25)
                                               --------------------------------------------------------------
ASSETS
Investments, at value(1) ..................    $169,156,001    $ 32,885,891     $ 79,122,742     $ 57,298,966
Cash ......................................           5,078              --              507              112
Receivables:
  Securities sold .........................              --          38,338        4,025,817               --
  Dividends ...............................         106,974          26,280            1,895           15,594
Prepaid expenses ..........................             571           2,595              859              511
                                               ------------    ------------     ------------     ------------
  Total assets ............................     169,268,624      32,953,104       83,151,820       57,315,183
                                               ------------    ------------     ------------     ------------

LIABILITIES
Cash overdraft ............................    $         --    $         59     $         --     $         --
Payable for:
  Securities purchased ....................       5,829,600         389,891        2,981,201               --
  Written options .........................         777,890              --               --               --
  Management fees .........................          99,041          26,820           64,690           36,064
  Custodian fees ..........................           3,701           4,949            3,212              267
  Transfer and administration fees ........           6,270           2,714            6,177            4,643
  Professional fees .......................           3,230           1,979            4,023            3,024
  Other ...................................           6,827           1,116            5,460            3,736
                                               ------------    ------------     ------------     ------------
     Total liabilities ....................       6,726,559         427,528        3,064,763           47,734
                                               ------------    ------------     ------------     ------------
NET ASSETS ................................    $162,542,065    $ 32,525,576     $ 80,087,057     $ 57,267,449
                                               ============    ============     ============     ============
NET ASSETS CONSIST OF:
Paid in capital ...........................    $124,858,443    $ 36,809,699     $115,633,803     $ 68,831,855
Accumulated undistributed net
  investment income (loss) ................         385,635           6,395         (211,987)         (51,711)
Accumulated undistributed net realized
  gain (loss) on sale of investments,
  futures and foreign currency transactions      10,750,962      (3,298,365)     (44,965,315)      (8,041,268)
Net unrealized appreciation (depreciation)
  in value of investments, futures, options
  written and translation of assets and
  liabilities in foreign currency .........      26,547,025        (992,153)       9,630,556       (3,471,427)
                                               ------------    ------------     ------------     ------------
Total net assets ..........................    $162,542,065    $ 32,525,576     $ 80,087,057     $ 57,267,449
                                               ============    ============     ============     ============

Capital shares authorized .................      indefinite      indefinite       indefinite       indefinite
Capital shares outstanding ................       6,754,269       3,826,238        5,647,681        6,024,080

Net asset value per share (net assets
  divided by shares outstanding) ..........    $      24.07    $       8.50     $      14.18     $       9.51
                                               ============    ============     ============     ============

(1)Investments, at cost ...................    $142,666,717    $ 33,878,044     $ 69,492,186     $ 60,770,393

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                     SERIES B         SERIES C                        SERIES E
                                                    SERIES A        (LARGE CAP         (MONEY        SERIES D       (DIVERSIFIED
                                                    (EQUITY)          VALUE)           MARKET)       (GLOBAL)          INCOME)
                                                  -------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends .................................    $  4,164,039     $  5,370,360     $         --    $  3,966,206     $         --
   Interest ..................................         547,752          344,925        2,852,336         202,421        3,974,670
                                                  ------------     ------------     ------------    ------------     ------------
                                                     4,711,791        5,715,285        2,852,336       4,168,627        3,974,670
   Less: Foreign tax expense .................              --               --               --        (371,164)              --
                                                  ------------     ------------     ------------    ------------     ------------
     Total investment income .................       4,711,791        5,715,285        2,852,336       3,797,463        3,974,670

EXPENSES:
   Management fees ...........................       3,453,108        2,386,149          276,286       2,545,111          457,722
   Custodian fees ............................          15,055           17,222            4,253          60,493            4,672
   Transfer/maintenance fees .................           3,949            3,669            3,556           3,734            3,176
   Administration fees .......................         207,191          143,172           24,866         369,041           27,464
   Marketing fees paid indirectly ............          18,260           98,276               --              --               --
   Directors' fees ...........................           9,050            6,033            1,089           4,525            1,005
   Professional fees .........................          22,315           13,636            3,891           9,644            4,959
   Reports to shareholders ...................          75,899           74,223            5,207          34,672            3,967
   Other expenses ............................          18,379           12,152            2,102           8,575            1,412
                                                  ------------     ------------     ------------    ------------     ------------
     Total expenses ..........................       3,823,206        2,754,532          321,250       3,035,795          504,377
     Less: Fees paid indirectly ..............         (18,260)         (98,276)              --              --               --
                                                  ------------     ------------     ------------    ------------     ------------
     Net expenses ............................       3,804,946        2,656,256          321,250       3,035,795          504,377
                                                  ------------     ------------     ------------    ------------     ------------
     Net investment income ...................         906,845        3,059,029        2,531,086         761,668        3,470,293

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...............................     (30,095,979)      (2,211,659)              --        (814,836)         206,533
   Foreign currency transactions .............              --               --               --        (524,151)              --
                                                  ------------     ------------     ------------    ------------     ------------
     Net realized gain (loss) ................     (30,095,979)      (2,211,659)              --      (1,338,987)         206,533

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments ...............................     (38,503,437)     (21,686,594)           7,451     (47,847,155)         (79,766)
   Translation of assets and liabilities in
     foreign currencies ......................              --               --               --          (3,400)              --
                                                  ------------     ------------     ------------    ------------     ------------
   Net unrealized appreciation (depreciation)      (38,503,437)     (21,686,594)           7,451     (47,850,555)         (79,766)
                                                  ------------     ------------     ------------    ------------     ------------
     Net gain (loss) .........................     (68,599,416)     (23,898,253)           7,451     (49,189,542)         126,767
                                                  ------------     ------------     ------------    ------------     ------------
        Net increase (decrease) in net
          assets resulting from operations ...    $(67,692,571)    $(20,839,224)    $  2,538,537    $(48,427,874)    $  3,597,060
                                                  ============     ============     ============    ============     ============

                            SEE ACCOMPANYING NOTES.

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                                                                        SERIES K
                                                    SERIES G          SERIES H                         SERIES J         (GLOBAL
                                                   (LARGE CAP        (ENHANCED        SERIES I         (MID CAP         STRATEGIC
                                                     GROWTH)           INDEX)      (INTERNATIONAL)      GROWTH)          INCOME)
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends .................................    $     32,931     $    235,751     $    143,050     $    667,489     $         --
   Substitute payments--securities on loan ...              --               --           51,563               --               --
   Interest ..................................          23,907           78,126           23,087          132,997          554,715
                                                  ------------     ------------     ------------     ------------     ------------
                                                        56,838          313,877          217,700          800,486          554,715
   Less: Foreign tax expense .................              --               --          (24,193)              --              (93)
                                                  ------------     ------------     ------------     ------------     ------------
     Total investment income .................          56,838          313,877          193,507          800,486          554,622

EXPENSES:
   Management fees ...........................          63,541          163,106           95,151        2,008,576           46,953
   Custodian fees ............................           2,562           11,713           61,414           28,273           13,727
   Transfer/maintenance fees .................           1,451            1,618            1,877            3,637            2,483
   Administration fees .......................           5,719           19,573           28,893          120,517           32,817
   Marketing fees paid indirectly ............             634               --               --           15,906               --
   Directors' fees ...........................             101              402              166            6,954              103
   Professional fees .........................           2,728            2,579            3,720            9,917            3,968
   Reports to shareholders ...................             273            1,482            1,339           19,834              521
   Other expenses ............................              52              503              186            7,390              145
                                                  ------------     ------------     ------------     ------------     ------------
     Total expenses ..........................          77,061          200,976          192,746        2,221,004          100,717
     Less: Fees paid indirectly ..............            (634)              --               --          (15,906)              --
                                                  ------------     ------------     ------------     ------------     ------------
     Net expenses ............................          76,427          200,976          192,746        2,205,098          100,717
                                                  ------------     ------------     ------------     ------------     ------------
     Net investment income (loss) ............         (19,589)         112,901              761       (1,404,612)         453,905

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...............................        (466,265)        (147,836)      (1,827,199)      12,549,697          (22,848)
   Futures ...................................              --         (536,787)           6,564               --            1,805
   Options written ...........................              --               --         (289,368)       6,258,999              577
   Foreign currency transactions .............              --               --          (28,302)              --           25,946
                                                  ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) ................        (466,265)        (684,623)      (2,138,305)      18,808,696            5,480

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments ...............................        (961,467)      (2,838,423)        (601,072)     (68,207,990)        (192,575)
   Futures ...................................              --           73,572           (2,088)              --             (944)
   Options written ...........................              --               --          (22,581)        (502,704)          (1,947)
   Translation of assets and liabilities in
     foreign currencies ......................              --               --           22,319               --          163,327
                                                  ------------     ------------     ------------     ------------     ------------
   Net unrealized depreciation ...............        (961,467)      (2,764,851)        (603,422)     (68,710,694)         (32,139)
                                                  ------------     ------------     ------------     ------------     ------------
     Net loss ................................      (1,427,732)      (3,449,474)      (2,741,727)     (49,901,998)         (26,659)
                                                  ------------     ------------     ------------     ------------     ------------
        Net increase (decrease) in net assets
            resulting from operations ........    $ (1,447,321)    $ (3,336,573)    $ (2,740,966)    $(51,306,610)    $    427,246
                                                  ============     ============     ============     ============     ============

                             SEE ACCOMPANYING NOTES.

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                   SERIES L         SERIES M       SERIES N         SERIES O
                                                   (CAPITAL      (GLOBAL TOTAL  (MANAGED ASSET      (EQUITY
                                                    GROWTH)          RETURN)      ALLOCATION)        INCOME)
                                                  -----------------------------------------------------------
INVESTMENT INCOME:
  Dividends ..................................    $    71,427     $   215,976     $   346,267     $ 1,862,595
  Substitute payments--securities on loan ....             --              --          65,636          90,737
  Interest ...................................         16,566         234,125       1,196,829         220,490
                                                  -----------     -----------     -----------     -----------
                                                       87,993         450,101       1,608,732       2,173,822
  Less: Foreign tax expense ..................             --         (19,586)        (17,453)             --
                                                  -----------     -----------     -----------     -----------
     Total investment income .................         87,993         430,515       1,591,279       2,173,822

EXPENSES:
  Management fees ............................         99,885         151,667         433,553         894,988
  Custodian fees .............................          4,378          32,048          27,156           1,771
  Transfer/maintenance fees ..................          1,444           2,428           2,921           3,851
  Administration fees ........................          8,990          36,825          62,865          40,275
  Marketing fees paid indirectly .............             --              --              --           4,328
  Directors' fees ............................            263             302             755           2,459
  Professional fees ..........................          2,232           4,565           7,439           6,943
  Reports to shareholders ....................            347           7,180           7,763           7,191
  Registration fees ..........................            138              --              --              --
  Other expenses .............................             74             587           1,456           2,545
                                                  -----------     -----------     -----------     -----------
     Total expenses ..........................        117,751         235,602         543,908         964,351
     Less: Fees paid indirectly ..............             --              --              --          (4,328)
                                                  -----------     -----------     -----------     -----------
  Net expenses ...............................        117,751         235,602         543,908         960,023
                                                  -----------     -----------     -----------     -----------
  Net investment income (loss) ...............        (29,758)        194,913       1,047,371       1,213,799

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ................................     (3,334,647)       (787,593)        904,225       2,477,830
  Futures ....................................             --        (897,595)             --              --
  Options written ............................             --             649              --              --
  Foreign currency transactions ..............             --        (139,725)        (10,599)             --
                                                  -----------     -----------     -----------     -----------
     Net realized gain (loss) ................     (3,334,647)     (1,824,264)        893,626       2,477,830

Net change in unrealized appreciation
  (depreciation) during the period on:
  Investments ................................        607,064      (1,455,376)     (4,950,058)        905,011
  Futures ....................................             --         (11,595)             --              --
  Options written ............................             --           2,617              --              --
  Translation of assets and liabilities in
     foreign currencies ......................             --          16,895          (1,511)             --
                                                  -----------     -----------     -----------     -----------
  Net unrealized appreciation (depreciation) .        607,064      (1,447,459)     (4,951,569)        905,011
                                                  -----------     -----------     -----------     -----------
     Net gain (loss) .........................     (2,727,583)     (3,271,723)     (4,057,943)      3,382,841
                                                  -----------     -----------     -----------     -----------
        Net increase (decrease) in net assets
            resulting from operations ........    $(2,757,341)    $(3,076,810)    $(3,010,572)    $ 4,596,640
                                                  ===========     ===========     ===========     ===========

                            SEE ACCOMPANYING NOTES.

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                      SERIES Q        SERIES S
                                                    SERIES P         (SMALL CAP        (SOCIAL         SERIES T
                                                   (HIGHYIELD)         VALUE)         AWARENESS)     (TECHNOLOGY)
                                                  ---------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ..................................    $      7,311     $     79,028     $    719,318     $      5,257
  Substitute payments--securities on loan ....              --               --               --               --
  Interest ...................................       1,400,355           48,344          250,220           18,868
                                                  ------------     ------------     ------------     ------------
                                                     1,407,666          127,372          969,538           24,125
  Less: Foreign tax expense ..................              --               --               --              (70)
                                                  ------------     ------------     ------------     ------------
     Total investment income .................       1,407,666          127,372          969,538           24,055

EXPENSES:
  Management fees ............................         108,589          153,678          719,724           88,198
  Custodian fees .............................           2,120            7,140            3,966            7,788
  Transfer/maintenance fees ..................           1,594            1,548            3,398            1,546
  Administration fees ........................           6,515           13,831           43,184           21,469
  Marketing fees paid indirectly .............              --               --            4,488               --
  Directors' fees ............................             667              139            2,012              147
  Professional fees ..........................           2,976            2,480            6,596            2,480
  Reports to shareholders ....................             746              248           18,037              445
  Other expenses .............................             270               49            3,486               96
                                                  ------------     ------------     ------------     ------------
     Total expenses ..........................         123,477          179,113          804,891          122,169
     Less: Fees paid indirectly ..............              --               --           (4,488)              --
                                                  ------------     ------------     ------------     ------------
     Net expenses ............................         123,477          179,113          800,403          122,169
                                                  ------------     ------------     ------------     ------------
     Net investment income (loss) ............       1,284,189          (51,741)         169,135          (98,114)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ................................        (190,400)         818,492       (6,310,989)      (5,002,770)
  Options written ............................              --          (74,777)              --               --
  Foreign currency transactions ..............              --               --               --              157
                                                  ------------     ------------     ------------     ------------
     Net realized gain (loss) ................        (190,400)         743,715       (6,310,989)      (5,002,613)

Net change in unrealized appreciation
   (depreciation) during the period on:
  Investments ................................        (608,367)       5,341,039      (10,674,444)       2,348,993
  Options written ............................              --          (63,600)              --               --
  Translation of assets and liabilities in
     foreign currencies ......................              --               --               --              (32)
                                                  ------------     ------------     ------------     ------------
  Net unrealized appreciation (depreciation) .        (608,367)       5,277,439      (10,674,444)       2,348,961
                                                  ------------     ------------     ------------     ------------
     Net gain (loss) .........................        (798,767)       6,021,154      (16,985,433)      (2,653,652)
                                                  ------------     ------------     ------------     ------------
        Net increase (decrease) in net assets
            resulting from operations ........    $    485,422     $  5,969,413     $(16,816,298)    $ (2,751,766)
                                                  ============     ============     ============     ============

                            SEE ACCOMPANYING NOTES.

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                     SERIES W
                                                    SERIES V       (MAIN STREET       SERIES X
                                                    (MID CAP         GROWTH &        (SMALL CAP        SERIES Y
                                                     VALUE)         INCOME(R))         GROWTH)        (SELECT 25)
                                                  ---------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ..................................    $    703,330     $    157,550     $     95,148     $    115,047
  Interest ...................................         258,892           29,882          172,576           91,445
                                                  ------------     ------------     ------------     ------------
                                                       962,222          187,432          267,724          206,492
  Less: Foreign tax expense ..................              --              (57)              --               --
                                                  ------------     ------------     ------------     ------------
     Total investment income .................         962,222          187,375          267,724          206,492

EXPENSES:
  Management fees ............................         519,442          146,711          421,007          221,732
  Custodian fees .............................           7,853           16,020            8,759            1,752
  Transfer/maintenance fees ..................           1,932            1,552            1,835            1,709
  Administration fees ........................          31,167           13,204           37,891           26,608
  Marketing fees paid indirectly .............           4,048               --               --               --
  Directors' fees ............................           2,087              363              956              554
  Professional fees ..........................           3,472            2,496            4,463            3,224
  Reports to shareholders ....................           2,976              520            3,470            1,835
  Other expenses .............................             977              114            1,330              789
                                                  ------------     ------------     ------------     ------------
     Total expenses ..........................         573,954          180,980          479,711          258,203
     Less: Fees paid indirectly ..............          (4,048)              --               --               --
                                                  ------------     ------------     ------------     ------------
     Net expenses ............................         569,906          180,980          479,711          258,203
                                                  ------------     ------------     ------------     ------------
     Net investment income (loss) ............         392,316            6,395         (211,987)         (51,711)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ................................      10,752,534       (3,124,552)     (19,494,298)        (673,377)
  Options written ............................         854,416               --               --               --
  Foreign currency transactions ..............              --              192               --               --
                                                  ------------     ------------     ------------     ------------
     Net realized gain (loss) ................      11,606,950       (3,124,360)     (19,494,298)        (673,377)

Net change in unrealized appreciation
   (depreciation) during the period on:
  Investments ................................       5,977,106        1,396,125       (2,744,013)      (4,899,421)
  Options written ............................          40,872               --               --               --
  Translation of assets and liabilities in
     foreign currencies ......................              --               12               --               --
                                                  ------------     ------------     ------------     ------------
  Net unrealized appreciation (depreciation) .       6,017,978        1,396,137       (2,744,013)      (4,899,421)
                                                  ------------     ------------     ------------     ------------
     Net gain (loss) .........................      17,624,928       (1,728,223)     (22,238,311)      (5,572,798)
                                                  ------------     ------------     ------------     ------------
        Net increase (decrease) in net assets
            resulting from operations ........    $ 18,017,244     $ (1,721,828)    $(22,450,298)    $ (5,624,509)
                                                  ============     ============     ============     ============

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                SERIES B          SERIES C                         SERIES E
                                               SERIES A        (LARGE CAP          (MONEY         SERIES D       (DIVERSIFIED
                                               (EQUITY)          VALUE)            MARKET)        (GLOBAL)          INCOME)
                                            ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
 Net investment income ...................  $      906,845   $    3,059,029   $    2,531,086   $      761,668   $    3,470,293
 Net realized gain (loss) during the
   period on investments .................     (30,095,979)      (2,211,659)              --       (1,338,987)         206,533
 Net change in unrealized appreciation
   (depreciation) during the period ......     (38,503,437)     (21,686,594)           7,451      (47,850,555)         (79,766)
                                            --------------   --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets
      resulting from operations ..........     (67,692,571)     (20,839,224)       2,538,537      (48,427,874)       3,597,060

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................      (1,786,773)      (7,719,301)      (7,431,502)              --       (8,065,085)
 Net realized gain .......................    (105,524,697)              --               --      (79,707,732)              --
                                            --------------   --------------   --------------   --------------   --------------
   Total distributions to shareholders ...    (107,311,470)      (7,719,301)      (7,431,502)     (79,707,732)      (8,065,085)

NET INCREASE (DECREASE) FROM CAPITAL
 SHARE TRANSACTIONS: (NOTE 7) ............      56,761,885      (36,392,803)      (2,785,830)      54,435,630        1,332,568
                                            --------------   --------------   --------------   --------------   --------------
   Total decrease in net assets ..........    (118,242,156)     (64,951,328)      (7,678,795)     (73,699,976)      (3,135,457)

NET ASSETS:
 Beginning of period .....................   1,004,968,386      684,459,300      119,372,031      565,950,190      122,146,543
                                            --------------   --------------   --------------   --------------   --------------
 End of period ...........................  $  886,726,230   $  619,507,972   $  111,693,236   $  492,250,214   $  119,011,086
                                            ==============   ==============   ==============   ==============   ==============

  Accumulated undistributed net investment
   income (loss) at end of period ........  $      882,423   $    2,996,020   $    2,363,242   $     (144,130)  $    3,281,871
                                            ==============   ==============   ==============   ==============   ==============

                            SEE ACCOMPANYING NOTES.

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                                                                       SERIES K
                                                   SERIES G         SERIES H                          SERIES J         (GLOBAL
                                                  (LARGE CAP       (ENHANCED        SERIES I          (MID CAP        STRATEGIC
                                                    GROWTH)          INDEX)      (INTERNATIONAL)       GROWTH)         INCOME)
                                                ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss) .............   $     (19,589)   $     112,901    $         761    $  (1,404,612)   $     453,905
   Net realized gain (loss) during the period
     on investments .........................        (466,265)        (684,623)      (2,138,305)      18,808,696            5,480
   Net change in unrealized depreciation
     during the period ......................        (961,467)      (2,764,851)        (603,422)     (68,710,694)         (32,139)
                                                -------------    -------------    -------------    -------------    -------------
     Net increase (decrease) in net assets
        resulting from operations ...........      (1,447,321)      (3,336,573)      (2,740,966)     (51,306,610)         427,246

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ....................              --         (185,485)              --               --         (993,789)
   Net realized gain ........................              --               --               --      (75,216,279)              --
                                                -------------    -------------    -------------    -------------    -------------
     Total distributions to shareholders ....              --         (185,485)              --      (75,216,279)        (993,789)

NET INCREASE FROM CAPITAL
   SHARE TRANSACTIONS: (NOTE 7) .............       3,345,561        1,227,661        2,160,107       43,715,913        1,869,807
                                                -------------    -------------    -------------    -------------    -------------
     Total increase (decrease) in net assets        1,898,240       (2,294,397)        (580,859)     (82,806,976)       1,303,264

NET ASSETS:
   Beginning of period ......................      12,139,304       45,820,225       18,071,168      603,714,308       10,977,441
                                                -------------    -------------    -------------    -------------    -------------
   End of period ............................   $  14,037,544    $  43,525,828    $  17,490,309    $ 520,907,332    $  12,280,705
                                                =============    =============    =============    =============    =============
   Accumulated undistributed net investment
     income (loss) at end of period .........   $     (19,589)   $     111,271    $     (32,611)   $  (1,404,612)   $     216,436
                                                =============    =============    =============    =============    =============

                            SEE ACCOMPANYING NOTES.

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                   SERIES L          SERIES M         SERIES N          SERIES O
                                                   (CAPITAL       (GLOBAL TOTAL    (MANAGED ASSET       (EQUITY
                                                    GROWTH)          RETURN)         ALLOCATION)         INCOME)
                                                -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
  Net investment income (loss) .............    $     (29,758)    $     194,913     $   1,047,371     $   1,213,799
  Net realized gain (loss) during the period
     on investments ........................       (3,334,647)       (1,824,264)          893,626         2,477,830
  Net change in unrealized appreciation
     (depreciation) during the period ......          607,064        (1,447,459)       (4,951,569)          905,011
                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net assets
        resulting from operations ..........       (2,757,341)       (3,076,810)       (3,010,572)        4,596,640

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ....................               --        (1,001,434)       (2,414,101)       (2,997,661)
  Net realized gain ........................          (83,874)               --        (6,781,429)      (15,953,652)
                                                -------------     -------------     -------------     -------------
     Total distributions to shareholders ...          (83,874)       (1,001,434)       (9,195,530)      (18,951,313)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS: (NOTE 7) .............        6,420,166        (1,306,852)        9,568,064        22,756,489
                                                -------------     -------------     -------------     -------------
     Total increase (decrease) in net assets        3,578,951        (5,385,096)       (2,638,038)        8,401,816

NET ASSETS:
  Beginning of period ......................       18,020,539        33,527,417        88,580,769       178,755,780
                                                -------------     -------------     -------------     -------------
  End of period ............................    $  21,599,490     $  28,142,321     $  85,942,731     $ 187,157,596
                                                =============     =============     =============     =============
  Accumulated undistributed net investment
     income (loss) at end of period ........    $     (29,758)    $      59,545     $     527,402     $   1,183,786
                                                =============     =============     =============     =============

                             SEE ACCOMPANYING NOTES.

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                     SERIES Q         SERIES S
                                                   SERIES P         (SMALL CAP         (SOCIAL           SERIES T
                                                  (HIGHYIELD)         VALUE)          AWARENESS)       (TECHNOLOGY)
                                                -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS:
  Net investment income (loss) .............    $   1,284,189     $     (51,741)    $     169,135     $     (98,114)
  Net realized gain (loss) during the period
     on investments ........................         (190,400)          743,715        (6,310,989)       (5,002,613)
  Net change in unrealized appreciation
     (depreciation) during the period ......         (608,367)        5,277,439       (10,674,444)        2,348,961
                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net assets
        resulting from operations ..........          485,422         5,969,413       (16,816,298)       (2,751,766)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ....................         (192,730)               --                --                --
  Net realized gain ........................               --          (156,085)      (10,986,247)               --
                                                -------------     -------------     -------------     -------------
     Total distributions to shareholders ...         (192,730)         (156,085)      (10,986,247)               --

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS: (NOTE 7) .............        7,756,345        35,662,997         1,271,634         6,176,325
                                                -------------     -------------     -------------     -------------
     Total increase (decrease) in net assets        8,049,037        41,476,325       (26,530,911)        3,424,559

NET ASSETS:
  Beginning of period ......................       22,615,655        10,426,729       208,709,258        16,034,793
                                                -------------     -------------     -------------     -------------
  End of period ............................    $  30,664,692     $  51,903,054     $ 182,178,347     $  19,459,352
                                                =============     =============     =============     =============
  Accumulated undistributed net investment
     income (loss) at end of period ........    $   1,243,816     $     (51,741)    $     169,135     $     (98,114)
                                                =============     =============     =============     =============

                            SEE ACCOMPANYING NOTES.

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                                                           SERIES W
                                                         SERIES V        (MAIN STREET        SERIES X
                                                         (MID CAP          GROWTH &        (SMALL CAP         SERIES Y
                                                          VALUE)          INCOME(R))         GROWTH)         (SELECT 25)
                                                      --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................    $     392,316     $       6,395     $    (211,987)    $     (51,711)
  Net realized gain (loss) during the period
     on investments ..............................       11,606,950        (3,124,360)      (19,494,298)         (673,377)
  Net change in unrealized appreciation
     (depreciation) during the period ............        6,017,978         1,396,137        (2,744,013)       (4,899,421)
                                                      -------------     -------------     -------------     -------------
     Net increase (decrease) in net assets
        resulting from operations ................       18,017,244        (1,721,828)      (22,450,298)       (5,624,509)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..........................         (417,358)               --                --                --
  Net realized gain ..............................       (5,698,325)               --                --                --
                                                      -------------     -------------     -------------     -------------
     Total distributions to shareholders .........       (6,115,683)               --                --                --

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS: (NOTE 7) ...................       35,089,858         7,609,202       (11,745,347)       (2,119,475)
                                                      -------------     -------------     -------------     -------------
     Total increase (decrease) in net assets .....       46,991,419         5,887,374       (34,195,645)       (7,743,984)

NET ASSETS:
  Beginning of period ............................      115,550,646        26,638,202       114,282,702        65,011,433
                                                      -------------     -------------     -------------     -------------
  End of period ..................................    $ 162,542,065     $  32,525,576     $  80,087,057     $  57,267,449
                                                      =============     =============     =============     =============
  Accumulated undistributed net investment
     income (loss) at end of period ..............    $     385,635     $       6,395     $    (211,987)    $     (51,711)
                                                      =============     =============     =============     =============

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS
FOR YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                                SERIES B          SERIES C                         SERIES E
                                               SERIES A        (LARGE CAP         (MONEY          SERIES D       (DIVERSIFIED
                                               (EQUITY)          VALUE)           MARKET)         (GLOBAL)          INCOME)
                                            ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS:
   Net investment income (loss) ..........  $    1,981,004   $    8,504,733   $    7,326,238   $     (465,668)  $    7,940,778
   Net realized gain (loss) during the
    period on investments ................     106,186,535     (200,093,627)              --       79,062,134       (8,940,820)
   Net change in unrealized appreciation
    (depreciation) during the period .....    (266,840,596)     116,526,205           31,302      (59,986,524)      10,788,775
                                            --------------   --------------   --------------   --------------   --------------
     Net increase (decrease) in net assets
       resulting from operations .........    (158,673,057)     (75,062,689)       7,357,540       18,609,942        9,788,733

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..................        (340,186)     (23,945,769)        (607,402)              --         (856,016)
Net realized gain ........................     (94,911,975)              --               --      (58,576,416)              --
  In excess of net realized gain .........              --      (67,630,619)              --               --               --
                                            --------------   --------------   --------------   --------------   --------------
    Total distributions to shareholders ..     (95,252,161)     (91,576,388)        (607,402)     (58,576,416)        (856,016)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ............    (138,101,449)    (200,733,714)     (40,966,695)      80,168,482      (23,418,645)
                                            --------------   --------------   --------------   --------------   --------------
   Total increase (decrease) in net assets    (392,026,667)    (367,372,791)     (34,216,557)      40,202,008      (14,485,928)

NET ASSETS:
  Beginning of period ....................   1,396,995,053    1,051,832,091      153,588,588      525,748,182      136,632,471
                                            --------------   --------------   --------------   --------------   --------------
  End of period ..........................  $1,004,968,386   $  684,459,300   $  119,372,031   $  565,950,190   $  122,146,543
                                            ==============   ==============   ==============   ==============   ==============
  Accumulated undistributed net investment
   income (loss) at end of period ........  $    1,762,351   $    7,656,292   $    7,263,658   $     (381,647)  $    7,876,662
                                            ==============   ==============   ==============   ==============   ==============

                            SEE ACCOMPANYING NOTES.

FOR YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                                                                                      SERIES K
                                                   SERIES G*        SERIES H                          SERIES J        (GLOBAL
                                                  (LARGE CAP       (ENHANCED         SERIES I         (MID CAP        STRATEGIC
                                                    GROWTH)          INDEX)       (INTERNATIONAL)      GROWTH)         INCOME)
                                                ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
   Net investment income (loss) .............   $     (29,263)   $     224,255    $    (158,136)   $  (2,146,936)   $     870,121
   Net realized gain (loss) during the period
     on investments .........................         (97,621)        (935,865)      (1,328,766)      77,459,380         (143,230)
   Net change in unrealized depreciation
     during the period ......................      (2,683,942)      (4,131,376)      (2,362,469)        (487,207)        (308,021)
                                                -------------    -------------    -------------    -------------    -------------
     Net increase (decrease) in net assets
        resulting from operations ...........      (2,810,826)      (4,842,986)      (3,849,371)      74,825,237          418,870

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ....................              --               --               --               --               --
   Net realized gain ........................              --               --               --      (43,213,964)              --
   In excess of net realized gain ...........              --         (302,769)              --               --               --
                                                -------------    -------------    -------------    -------------    -------------
     Total distributions to shareholders ....              --         (302,769)              --      (43,213,964)              --

NET INCREASE (DECREASE) FROM CAPITAL
   share transactions (Note 7) ..............      14,950,130       25,942,896       12,063,524      142,574,686         (810,641)
                                                -------------    -------------    -------------    -------------    -------------
     Total increase (decrease) in net assets       12,139,304       20,797,141        8,214,153      174,185,959         (391,771)

NET ASSETS:
   Beginning of period ......................              --       25,023,084        9,857,015      429,528,349       11,369,212
                                                -------------    -------------    -------------    -------------    -------------
   End of period ............................   $  12,139,304    $  45,820,225    $  18,071,168    $ 603,714,308    $  10,977,441
                                                =============    =============    =============    =============    =============
   Accumulated undistributed net investment
     income (loss) at end of period .........   $          --    $     183,855    $     (33,372)   $          --    $     756,320
                                                =============    =============    =============    =============    =============

* Period May 1, 2000 (inception) through December 31, 2000.


                             SEE ACCOMPANYING NOTES.

FOR YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                  SERIES L*         SERIES M          SERIES N          SERIES O
                                                  (CAPITAL        (GLOBAL TOTAL    (MANAGED ASSET       (EQUITY
                                                   GROWTH)           RETURN)         ALLOCATION)         INCOME)
                                                -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
  Net investment income (loss) .............    $     (36,807)    $     435,244     $   2,139,721     $   3,053,565
  Net realized gain (loss) during the period
     on investments ........................         (759,502)         (809,569)        6,602,551        15,100,148
  Net change in unrealized appreciation
     (depreciation) during the period ......       (2,977,358)       (3,860,659)       (9,564,804)          302,436
                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net assets
        resulting from operations ..........       (3,773,667)       (4,234,984)         (822,532)       18,456,149

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ....................               --                --          (213,161)         (377,629)
  Net realized gain ........................               --        (3,074,216)       (3,677,028)      (15,482,773)
  In excess of net realized gain ...........               --          (842,844)               --                --
                                                -------------     -------------     -------------     -------------
     Total distributions to shareholders ...               --        (3,917,060)       (3,890,189)      (15,860,402)

NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 7) ....................       21,794,206        (2,354,251)       (5,193,905)      (30,861,712)
                                                -------------     -------------     -------------     -------------
     Total increase (decrease) in net assets       18,020,539       (10,506,295)       (9,906,626)      (28,265,965)

NET ASSETS:
  Beginning of period ......................               --        44,033,712        98,487,395       207,021,745
                                                -------------     -------------     -------------     -------------
  End of period ............................    $  18,020,539     $  33,527,417     $  88,580,769     $ 178,755,780
                                                =============     =============     =============     =============
  Accumulated undistributed net investment
     income at end of period ...............    $          --     $   1,013,842     $   1,894,132     $   2,967,648
                                                =============     =============     =============     =============

* Period May 1, 2000 (inception) through December 31, 2000.


                            SEE ACCOMPANYING NOTES.

FOR YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                                           SERIES Q*        SERIES S
                                                         SERIES P         (SMALL CAP         (SOCIAL          SERIES T*
                                                        (HIGHYIELD)         VALUE)          AWARENESS)       (TECHNOLOGY)
                                                      -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................    $   1,646,890     $     (20,083)    $    (115,989)    $    (119,019)
  Net realized gain (loss) during the period
     on investments ..............................         (469,221)          120,024        12,424,261        (3,138,630)
  Net change in unrealized appreciation
     (depreciation) during the period ............       (1,484,124)          596,649       (43,851,206)       (5,540,708)
                                                      -------------     -------------     -------------     -------------
     Net increase (decrease) in net assets
        resulting from operations ................         (306,455)          696,590       (31,542,934)       (8,798,357)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..........................       (1,484,168)               --                --                --
  Net realized gain ..............................               --                --                --                --
                                                      -------------     -------------     -------------     -------------
     Total distributions to shareholders .........       (1,484,168)               --                --                --

NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ....................        5,254,775         9,730,139         3,676,400        24,833,150
                                                      -------------     -------------     -------------     -------------
     Total increase (decrease) in net assets .....        3,464,152        10,426,729       (27,866,534)       16,034,793

NET ASSETS:
  Beginning of period ............................       19,151,503                --       236,575,792                --
                                                      -------------     -------------     -------------     -------------
  End of period ..................................    $  22,615,655     $  10,426,729     $ 208,709,258     $  16,034,793
                                                      =============     =============     =============     =============

  Accumulated undistributed net investment
     income at end of period .....................    $     152,357     $          --     $          --     $          --
                                                      =============     =============     =============     =============

* Period May 1, 2000 (inception) through December 31, 2000.


                            SEE ACCOMPANYING NOTES.

FOR YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                                   SERIES W*
                                                   SERIES V       (MAIN STREET         SERIES X
                                                   (MID CAP         GROWTH &          (SMALL CAP        SERIES Y
                                                    VALUE)          INCOME(R))          GROWTH)        (SELECT 25)
                                                -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS:
  Net investment income (loss) .............    $     410,677     $      17,245     $    (480,062)    $    (100,668)
  Net realized gain (loss) during the period
     on investments ........................        4,872,467          (173,945)      (25,471,017)       (7,022,578)
  Net change in unrealized appreciation
     (depreciation) during the period ......       16,277,770        (2,388,290)          612,408        (2,971,335)
                                                -------------     -------------     -------------     -------------
     Net increase (decrease) in net assets
        resulting from operations ..........       21,560,914        (2,544,990)      (25,338,671)      (10,094,581)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ....................               --           (17,551)               --                --
  Net realized gain ........................         (854,360)               --                --                --
  In excess of net realized gain ...........               --                --        (1,101,694)               --
  Return of capital ........................               --                --           (51,477)               --
                                                -------------     -------------     -------------     -------------
     Total distributions to shareholders ...         (854,360)          (17,551)       (1,153,171)               --

NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..............       51,959,354        29,200,743        96,679,704        43,706,951
                                                -------------     -------------     -------------     -------------
        Total increase in net assets .......       72,665,908        26,638,202        70,187,862        33,612,370

NET ASSETS:
  Beginning of period ......................       42,884,738                --        44,094,840        31,399,063
                                                -------------     -------------     -------------     -------------
  End of period ............................    $ 115,550,646     $  26,638,202     $ 114,282,702     $  65,011,433
                                                =============     =============     =============     =============

  Accumulated undistributed net investment
     income at end of period ...............    $     410,677     $          --     $          --     $          --
                                                =============     =============     =============     =============

* Period May 1, 2000 (inception) through December 31, 2000.


                            SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES A (EQUITY)

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                             --------------------------------------------------------------------------------
                                              2001(l)        2000(d)        1999         1998(d)       1997(d)       1996(d)
                                             ----------    ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......  $    28.50    $    35.51    $    34.27    $    29.39    $    24.31    $    21.03
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............        0.02          0.06          0.11          0.17          0.16          0.18
Net Gain (Loss) on Securities
   (realized and unrealized) ..............       (1.85)        (4.27)         2.56          7.05          6.75          4.50
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations .......       (1.83)        (4.21)         2.67          7.22          6.91          4.68
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....       (0.05)        (0.01)        (0.27)        (0.17)        (0.18)        (0.20)
Distributions (from Capital Gains) ........       (3.01)        (2.79)        (1.16)        (2.17)        (1.65)        (1.20)
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total Distributions ....................       (3.06)        (2.80)        (1.43)        (2.34)        (1.83)        (1.40)
                                             ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE END OF PERIOD .............  $    23.61    $    28.50    $    35.51    $    34.27    $    29.39    $    24.31
                                             ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (b) ..........................        (6.5%)       (12.8%)         8.1%         25.4%         28.7%         22.7%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......  $  886,726    $1,004,968    $1,396,995    $1,307,332    $  999,929    $  714,591
Ratio of Expenses to Average Net Assets ...        0.83%         0.83%         0.81%         0.81%         0.81%         0.83%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................        0.20%         0.16%         0.31%         0.59%         0.66%         0.90%
Portfolio Turnover Rate ...................          26%           41%           49%           39%           61%           57%

--------------------------------------------------------------------------------
SERIES B (LARGE CAP VALUE)

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                             --------------------------------------------------------------------------------
                                               2001(l)       2000(d)        1999         1998(d)       1997(d)       1996(d)
                                             ----------    ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......  $    19.93    $    24.39    $    39.81    $    41.60    $    35.40    $    33.95
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............        0.10          0.43          0.57          0.83          0.72          0.83
Net Gain (Loss) on Securities
   (realized and unrealized) ..............       (0.70)        (2.06)        (0.65)         2.60          8.47          5.16
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations .......       (0.60)        (1.63)        (0.08)         3.43          9.19          5.99
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....       (0.23)        (0.74)        (0.85)        (0.71)        (0.86)        (0.78)
Distributions (from Capital Gains) ........          --            --        (14.49)        (4.51)        (2.13)        (3.76)
Distributions in excess of capital gains ..          --         (2.09)           --            --            --            --
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total Distributions ....................       (0.23)        (2.83)       (15.34)        (5.22)        (2.99)        (4.54)
                                             ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE END OF PERIOD .............  $    19.10    $    19.93    $    24.39    $    39.81    $    41.60    $    35.40
                                             ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (b) ..........................        (3.0%)        (6.8%)         1.5%          7.9%         26.5%         18.3%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......  $  619,508    $  684,459    $1,051,832    $1,196,979    $1,198,302    $  956,586
Ratio of Expenses to Average Net Assets ...        0.87%         0.83%         0.82%         0.80%         0.83%         0.84%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................        0.97%         1.08%         2.00%         2.02%         1.89%         2.56%
Portfolio Turnover Rate ...................          94%          145%           73%          119%           62%           58%

                            SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


SERIES C (MONEY MARKET)
                                                                  FISCAL YEARS ENDED DECEMBER 31
                                               -------------------------------------------------------------------------
                                               2001(l)       2000        1999(a)    1998(a)(d)     1997(d)    1996(a)(d)
                                               -------     --------      -------    ----------     -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $  12.69     $  12.04     $  12.53     $  12.53     $  12.56     $  12.34
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............       0.42         0.80         0.57         0.68         0.79         0.61
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (0.13)       (0.08)       (0.01)       (0.06)       (0.15)        0.01
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......       0.29         0.72         0.56         0.62         0.64         0.62
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....      (0.94)       (0.07)       (1.05)       (0.62)       (0.67)       (0.40)
Distributions (from Capital Gains) ........         --           --           --           --           --           --
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (0.94)       (0.07)       (1.05)       (0.62)       (0.67)       (0.40)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $  12.04     $  12.69     $  12.04     $  12.53     $  12.53     $  12.56
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................        2.4%         6.0%         4.6%         5.1%         5.2%         5.1%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $111,693     $119,372     $153,589     $128,083     $ 98,015     $128,672
Ratio of Expenses to Average Net Assets ...       0.58%        0.58%        0.57%        0.57%        0.58%        0.58%
Ratio of Net Investment Income (Loss)
 to Average Net Assets ....................       4.61%        5.79%        4.61%        4.99%        5.04%        4.89%
Portfolio Turnover Rate ...................         --           --           --           --           --           --

--------------------------------------------------------------------------------
SERIES D (GLOBAL)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)       2000         1999         1998         1997         1996
                                              --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $   8.49     $   9.08     $   6.74     $   6.14     $   6.14     $   5.56
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............         --           --         0.02         0.03         0.04         0.03
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (0.70)        0.37         3.29         1.18         0.38         0.93
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......      (0.70)        0.37         3.31         1.21         0.42         0.96
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....         --           --           --        (0.09)       (0.13)       (0.20)
Distributions (from Capital Gains) ........      (1.21)       (0.96)       (0.97)       (0.52)       (0.29)       (0.18)
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (1.21)       (0.96)       (0.97)       (0.61)       (0.42)       (0.38)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $   6.58     $   8.49     $   9.08     $   6.74     $   6.14     $   6.14
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................       (8.5%)        3.5%        53.7%        20.1%         6.5%        17.5%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $492,250     $565,950     $525,748     $349,794     $285,782     $247,026
Ratio of Expenses to Average Net Assets ...       1.20%        1.21%        1.21%        1.26%        1.24%        1.30%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ...................       0.30%       (0.08%)       0.32%        0.92%        0.74%        0.74%
Portfolio Turnover Rate ...................         71%          55%          76%         166%         129%         115%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES E (DIVERSIFIED INCOME)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)       2000         1999        1998(d)      1997(d)      1996(d)
                                              --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $  11.37     $  10.55     $  12.42     $  12.25     $  12.00     $  12.86
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............       0.32         0.75         0.76         0.74         0.86         0.75
Net Gain (Loss) on Securities
   (realized and unrealized) ..............       0.02         0.15        (1.22)        0.19         0.31        (0.85)
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......       0.34         0.90        (0.46)        0.93         1.17        (0.10)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....      (0.75)       (0.08)       (1.41)       (0.76)       (0.92)       (0.76)
Distributions (from Capital Gains) ........         --           --           --           --           --           --
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (0.75)       (0.08)       (1.41)       (0.76)       (0.92)       (0.76)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $  10.96     $  11.37     $  10.55     $  12.42     $  12.25     $  12.00
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................        3.0%         8.6%        (3.8%)        8.0%        10.0%        (0.7%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $119,011     $122,147     $136,632     $154,722     $140,909     $134,041
Ratio of Expenses to Average Net Assets ...       0.83%        0.84%        0.82%        0.83%        0.83%        0.83%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ...................       5.72%        6.52%        6.34%        6.31%        6.67%        6.77%
Portfolio Turnover Rate ...................         42%          63%          25%          70%         106%         232%

--------------------------------------------------------------------------------
SERIES G (LARGE CAP GROWTH)

                                              FISCAL YEAR ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)      2000(i)
                                              --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $   7.98     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............      (0.01)       (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (0.80)       (2.00)
                                              --------     --------
   Total from investment operations .......      (0.81)       (2.02)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....         --           --
Distributions (from Capital Gains) ........         --           --
                                              --------     --------
   Total Distributions ....................         --           --
                                              --------     --------
NET ASSET VALUE END OF PERIOD .............   $   7.17     $   7.98
                                              ========     ========
TOTAL RETURN (b) ..........................      (10.2%)      (20.2%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $ 14,038     $ 12,139
Ratio of Expenses to Average Net Assets ...       1.22%        1.28%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ...................      (0.31%)      (0.47%)
Portfolio Turnover Rate ...................          8%           5%

                            SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES H (ENHANCED INDEX)

                                                FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)       2000        1999(h)
                                              --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $   9.95     $  11.15     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............       0.02         0.05         0.04
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (0.75)       (1.18)        1.19
                                              --------     --------     --------
   Total from investment operations .......      (0.73)       (1.13)        1.23
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....      (0.04)          --        (0.04)
Distributions (from Capital Gains) ........         --           --        (0.04)
Distributions (in excess of Capital Gains)          --        (0.07)          --
                                              --------     --------     --------
   Total Distributions ....................      (0.04)       (0.07)       (0.08)
                                              --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $   9.18     $   9.95     $  11.15
                                              ========     ========     ========
TOTAL RETURN (b) ..........................       (7.3%)      (10.2%)       12.3%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $ 43,526     $ 45,820     $ 25,023
Ratio of Expenses to Average Net Assets ...       0.93%        0.96%        1.04%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ...................       0.52%        0.55%        0.82%
Portfolio Turnover Rate ...................         31%          58%          52%

--------------------------------------------------------------------------------
SERIES I (INTERNATIONAL)

                                                FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)      2000(c)    1999(c)(h)
                                              --------     --------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $  10.35     $  13.00     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............         --        (0.09)       (0.04)
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (1.50)       (2.56)        3.04
                                              --------     --------     --------
   Total from investment operations .......      (1.50)       (2.65)        3.00
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....         --           --           --
Distributions (from Capital Gains) ........         --           --           --
                                              --------     --------     --------
   Total Distributions ....................         --           --           --
                                              --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $   8.85     $  10.35     $  13.00
                                              ========     ========     ========
TOTAL RETURN (b) ..........................      (14.5%)      (20.4%)       30.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $ 17,490     $ 18,071     $  9,857
Ratio of Expenses to Average Net Assets ...       2.24%        2.28%        2.25%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ...................       0.01%       (0.98%)      (0.70%)
Portfolio Turnover Rate ...................        214%         139%          98%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES J (MID CAP GROWTH)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)      2000(d)       1999        1998(d)      1997(d)      1996(d)
                                              --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $  32.82     $  30.15     $  22.51     $  21.33     $  18.25     $  16.06
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............      (0.07)       (0.12)       (0.05)       (0.04)       (0.03)       (0.04)
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (2.56)        5.37        11.65         3.70         3.67         2.93
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......      (2.63)        5.25        11.60         3.66         3.64         2.89
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....         --           --           --        (0.14)       (0.06)       (0.03)
Distributions (from Capital Gains) ........      (4.14)       (2.58)       (3.96)       (2.34)       (0.50)       (0.67)
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (4.14)       (2.58)       (3.96)       (2.48)       (0.56)       (0.70)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $  26.05     $  32.82     $  30.15     $  22.51     $  21.33     $  18.25
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................       (8.1%)       16.8%        61.9%        18.0%        20.0%        18.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $520,907     $603,714     $429,528     $271,281     $226,297     $148,421
Ratio of Expenses to Average Net Assets ...       0.83%        0.82%        0.82%        0.82%        0.82%        0.84%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ...................      (0.53%)      (0.38%)      (0.25%)      (0.21%)      (0.11%)      (0.21%)
Portfolio Turnover Rate ...................         41%          33%          55%          94%         107%         123%

--------------------------------------------------------------------------------
SERIES K (GLOBAL STRATEGIC INCOME)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)       2000        1999(k)      1998(c)      1997(c)      1996(c)
                                              --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $   9.98     $   9.61     $   9.56     $  10.06     $  10.72     $  10.22
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............       0.28         0.79         0.79         1.02         1.12         0.90
Net Gain (Loss) on Securities
   (realized and unrealized) ..............       0.10        (0.42)       (0.68)       (0.32)       (0.56)        0.50
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......       0.38         0.37         0.11         0.70         0.56         1.40
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....      (0.79)          --           --        (1.02)       (0.94)       (0.77)
Distributions (from Capital Gains) ........         --           --        (0.06)       (0.18)       (0.28)       (0.13)
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (0.79)          --        (0.06)       (1.20)       (1.22)       (0.90)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $   9.57     $   9.98     $   9.61     $   9.56     $  10.06     $  10.72
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................        3.8%         3.9%         1.2%         6.9%         5.4%        13.7%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $ 12,281     $ 10,977     $ 11,369     $ 13,028     $ 14,679     $ 12,720
Ratio of Expenses to Average Net Assets ...       1.62%        1.76%        1.62%        1.13%        0.64%        0.84%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................       7.29%        7.75%        7.80%       10.85%        9.81%       10.79%
Portfolio Turnover Rate ...................        154%         146%         208%          57%          85%          86%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES L (CAPITAL GROWTH)

                                              FISCAL YEAR ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)      2000(i)
                                              --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $   8.05     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............      (0.01)       (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (0.82)       (1.93)
                                              --------     --------
   Total from investment operations .......      (0.83)       (1.95)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....         --           --
Distributions (from Capital Gains) ........      (0.03)          --
                                              --------     --------
   Total Distributions ....................      (0.03)          --
                                              --------     --------
NET ASSET VALUE END OF PERIOD .............   $   7.19     $   8.05
                                              ========     ========
TOTAL RETURN (b) ..........................      (10.3%)      (19.5%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $ 21,599     $ 18,021
Ratio of Expenses to Average Net Assets ...       1.19%        1.26%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................      (0.30%)      (0.43%)
Portfolio Turnover Rate ...................         90%          46%

--------------------------------------------------------------------------------
SERIES M (GLOBAL TOTAL RETURN)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)       2000        1999(k)       1998        1997(j)       1996
                                              --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $  10.46     $  13.09     $  12.87     $  12.29     $  12.05     $  10.71
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............       0.02         0.14         0.15         0.20         0.16         0.15
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (0.99)       (1.44)        1.49         1.33         0.59         1.36
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......      (0.97)       (1.30)        1.64         1.53         0.75         1.51
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....      (0.32)          --        (0.44)       (0.27)       (0.26)       (0.12)
Distributions (from Capital Gains) ........         --        (1.04)       (0.98)       (0.68)       (0.25)       (0.05)
Distributions (in excess of Capital Gains)          --        (0.29)          --           --           --           --
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (0.32)       (1.33)       (1.42)       (0.95)       (0.51)       (0.17)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $   9.17     $  10.46     $  13.09     $  12.87     $  12.29     $  12.05
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................       (9.4%)      (10.6%)       14.0%        12.6%         6.2%        14.2%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $ 28,142     $ 33,527     $ 44,034     $ 45,174     $ 48,379     $ 38,396
Ratio of Expenses to Average Net Assets ...       1.56%        1.46%        1.36%        1.24%        1.26%        1.34%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................       1.29%        1.15%        1.09%        1.33%        1.71%        2.73%
Portfolio Turnover Rate ...................        143%         150%         155%          49%          64%          40%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES N (MANAGED ASSET ALLOCATION)

                                                                   FISCAL PERIOD ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)       2000         1999         1998         1997         1996
                                              --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $  16.08     $  16.94     $  16.01     $  13.88     $  12.02     $  10.73
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .....................       0.18         0.39         0.38         0.26         0.24         0.19
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (0.69)       (0.52)        1.15         2.26         1.96         1.18
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......      (0.51)       (0.13)        1.53         2.52         2.20         1.37
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....      (0.44)       (0.04)       (0.60)       (0.24)       (0.21)       (0.07)
Distributions (from Realized Gains) .......      (1.24)       (0.69)          --        (0.15)       (0.13)       (0.01)
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (1.68)       (0.73)       (0.60)       (0.39)       (0.34)       (0.08)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $  13.89     $  16.08     $  16.94     $  16.01     $  13.88     $  12.02
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................       (3.3%)       (0.9%)        9.7%        18.4%        18.4%        12.8%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $ 85,943     $ 88,581     $ 98,487     $ 76,121     $ 38,182     $ 23,345
Ratio of Expenses to Average Net Assets ...       1.26%        1.25%        1.17%        1.22%        1.35%        1.45%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................       2.43%        2.31%        2.45%        2.49%        2.71%        2.67%
Portfolio Turnover Rate ...................        146%          44%          24%          10%          28%          41%

--------------------------------------------------------------------------------
SERIES O (EQUITY INCOME)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)       2000         1999         1998         1997         1996
                                              --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $  17.66     $  17.27     $  18.35     $  17.62     $  14.01     $  11.70
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............       0.11         0.31         0.30         0.29         0.19         0.17
Net Gain (Loss) on Securities
   (realized and unrealized) ..............       0.31         1.76         0.19         1.30         3.77         2.17
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......       0.42         2.07         0.49         1.59         3.96         2.34
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....      (0.30)       (0.04)       (0.59)       (0.25)       (0.14)       (0.03)
Distributions (from Capital Gains) ........      (1.57)       (1.64)       (0.98)       (0.61)       (0.21)          --
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (1.87)       (1.68)       (1.57)       (0.86)       (0.35)       (0.03)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $  16.21     $  17.66     $  17.27     $  18.35     $  17.62     $  14.01
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................        2.7%        12.9%         3.1%         9.0%        28.4%        20.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $187,158     $178,756     $207,022     $204,070     $150,391     $ 62,377
Ratio of Expenses to Average Net Assets ...       1.08%        1.10%        1.09%        1.08%        1.09%        1.15%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................       1.36%        1.74%        1.66%        1.93%        2.31%        2.62%
Portfolio Turnover Rate ...................         43%          68%          35%          20%          21%          22%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES P (HIGH YIELD)

                                                                       FISCAL YEARS ENDED DECEMBER 31
                                               -------------------------------------------------------------------------------
                                                2001(l)        2000         1999(c)     1998(c)(d)    1997(c)(d)    1996(c)(e)
                                               --------      --------      --------     ----------    ----------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......    $  14.25      $  15.51      $  16.80      $  17.60      $  15.99      $  15.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............        0.60          1.12          1.30          0.89          0.68          0.51
Net Gain (Loss) on Securities
   (realized and unrealized) ..............       (0.20)        (1.36)        (1.08)         0.12          1.43          0.48
                                               --------      --------      --------      --------      --------      --------
   Total from investment operations .......        0.40         (0.24)         0.22          1.01          2.11          0.99
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....       (0.11)        (1.02)        (1.37)        (1.63)        (0.42)           --
Distributions (from Capital Gains) ........          --            --         (0.10)        (0.18)        (0.08)           --
Return of Capital .........................          --            --         (0.04)           --            --            --
                                               --------      --------      --------      --------      --------      --------
   Total Distributions ....................       (0.11)        (1.02)        (1.51)        (1.81)        (0.50)           --
                                               --------      --------      --------      --------      --------      --------
NET ASSET VALUE END OF PERIOD .............    $  14.54      $  14.25      $  15.51      $  16.80      $  17.60      $  15.99
                                               ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) ..........................         2.8%         (1.5%)         1.3%          5.8%         13.4%          6.6%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......    $ 30,665      $ 22,616      $ 19,152      $ 14,949      $  6,767      $  2,665
Ratio of Expenses to Average Net Assets ...        0.86%         0.87%         0.18%         0.18%         0.31%         0.28%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................        8.92%         8.06%         8.55%         8.17%         8.58%         8.24%
Portfolio Turnover Rate ...................          97%           34%           29%           87%           77%          151%

--------------------------------------------------------------------------------
SERIES Q (SMALL CAP VALUE)

                                               FISCAL YEAR ENDED DECEMBER 31
                                               -------------------------------------------------------------------------------
                                                2001(l)     2000(d)(i)
                                               --------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......    $  10.74      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............       (0.01)        (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) ..............        2.77          0.76
                                               --------      --------
   Total from investment operations .......        2.76          0.74
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....          --            --
Distributions (from Capital Gains) ........       (0.08)           --
                                               --------      --------
   Total Distributions ....................       (0.08)           --
                                               --------      --------
NET ASSET VALUE END OF PERIOD .............    $  13.42      $  10.74
                                               ========      ========
TOTAL RETURN (b) ..........................        25.9%          7.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......    $ 51,903      $ 10,427
Ratio of Expenses to Average Net Assets ...        1.18%         1.49%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................       (0.34%)       (0.41%)
Portfolio Turnover Rate ...................          29%           81%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES S (SOCIAL AWARENESS)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)      2000(d)       1999        1998(d)      1997(d)      1996(d)
                                              --------     --------     --------     --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $  27.62     $  31.71     $  28.40     $  22.25     $  19.08     $  16.49
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............       0.02        (0.02)        0.07         0.09         0.06         0.03
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (2.21)       (4.07)        4.60         6.78         4.21         3.07
                                              --------     --------     --------     --------     --------     --------
   Total from investment operations .......      (2.19)       (4.09)        4.67         6.87         4.27         3.10
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....         --           --        (0.16)       (0.06)       (0.04)       (0.08)
Distributions (from Capital Gains) ........      (1.47)          --        (1.20)       (0.66)       (1.06)       (0.43)
                                              --------     --------     --------     --------     --------     --------
   Total Distributions ....................      (1.47)          --        (1.36)       (0.72)       (1.10)       (0.51)
                                              --------     --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .............   $  23.96     $  27.62     $  31.71     $  28.40     $  22.25     $  19.08
                                              ========     ========     ========     ========     ========     ========
TOTAL RETURN (b) ..........................       (8.0%)      (12.9%)       17.2%        31.4%        22.7%        18.8%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $182,178     $208,709     $236,576     $152,641     $ 89,332     $ 57,497
Ratio of Expenses to Average Net Assets ...       0.84%        0.83%        0.82%        0.82%        0.83%        0.84%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................       0.18%       (0.05%)       0.29%        0.47%        0.35%        0.30%
Portfolio Turnover Rate ...................         14%          24%          24%          23%          49%          67%

--------------------------------------------------------------------------------
SERIES T (TECHNOLOGY)

                                              FISCAL YEAR ENDED DECEMBER 31
                                              -------------------------------------------------------------------------
                                               2001(l)    2000(d)(i)
                                              --------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......   $   6.13     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............      (0.03)       (0.05)
Net Gain (Loss) on Securities
   (realized and unrealized) ..............      (0.68)       (3.82)
                                              --------     --------
   Total from investment operations .......      (0.71)       (3.87)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....         --           --
Distributions (from Capital Gains) ........         --           --
                                              --------     --------
   Total Distributions ....................         --           --
                                              --------     --------
NET ASSET VALUE END OF PERIOD .............   $   5.42     $   6.13
                                              ========     ========
TOTAL RETURN (b) ..........................      (11.6%)      (38.7%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......   $ 19,459     $ 16,035
Ratio of Expenses to Average Net Assets ...       1.39%        1.50%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................       1.12%       (1.23%)
Portfolio Turnover Rate ...................        233%         222%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES V (MID CAP VALUE)

                                                                 FISCAL YEARS ENDED DECEMBER 31
                                               -------------------------------------------------------------------
                                                2001(l)        2000          1999         1998(c)    1997(a)(c)(f)
                                               --------      --------      --------      --------    -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......    $  22.19      $  16.73      $  14.83      $  13.13      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............        0.06          0.08          0.03          0.03          0.12
Net Gain (Loss) on Securities
   (realized and unrealized) ..............        2.92          5.57          2.66          2.14          3.01
                                               --------      --------      --------      --------      --------
   Total from investment operations .......        2.98          5.65          2.69          2.17          3.13
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....       (0.08)           --         (0.05)        (0.08)           --
Distributions (from Capital Gains) ........       (1.02)        (0.19)        (0.74)        (0.39)           --
                                               --------      --------      --------      --------      --------
   Total Distributions ....................       (1.10)        (0.19)        (0.79)        (0.47)           --
                                               --------      --------      --------      --------      --------
NET ASSET VALUE END OF PERIOD .............    $  24.07      $  22.19      $  16.73      $  14.83      $  13.13
                                               ========      ========      ========      ========      ========
TOTAL RETURN (b) ..........................        13.9%         33.8%         18.9%         16.6%         31.3%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......    $162,542      $115,551      $ 42,885      $ 18,523      $  6,491
Ratio of Expenses to Average Net Assets ...        0.83%         0.84%         0.84%         0.71%         0.40%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................        0.57%         0.55%         0.32%         0.42%         1.55%
Portfolio Turnover Rate ...................          45%           35%           57%           72%           79%

--------------------------------------------------------------------------------
SERIES W (MAIN STREET GROWTH & INCOME(R))

                                               FISCAL YEAR ENDED DECEMBER 31
                                               -------------------------------------------------------------------
                                                2001(l)       2000(i)
                                               --------      --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......    $   9.01      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ..............          --            --
Net Gain (Loss) on Securities
   (realized and unrealized) ..............       (0.51)        (0.98)
                                               --------      --------
   Total from investment operations .......       (0.51)        (0.98)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ....          --         (0.01)
Distributions (from Capital Gains) ........          --            --
                                               --------      --------
   Total Distributions ....................          --         (0.01)
                                               --------      --------
NET ASSET VALUE END OF PERIOD .............    $   8.50      $   9.01
                                               ========      ========
TOTAL RETURN (b) ..........................        (5.7%)        (9.8%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......    $ 32,526      $ 26,638
Ratio of Expenses to Average Net Assets ...        1.24%         1.23%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................        0.04%         0.14%
Portfolio Turnover Rate ...................          71%           57%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES X (SMALL CAP GROWTH)

                                                                  FISCAL YEARS ENDED DECEMBER 31
                                                 -----------------------------------------------------------------
                                                  2001(l)        2000         1999(c)       1998(c)     1997(c)(g)
                                                 --------      --------      --------      --------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........    $  17.55      $  19.40      $  10.67      $   9.60      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................       (0.04)        (0.07)           --          0.02          0.01
Net Gain (Loss) on Securities
   (realized and unrealized) ................       (3.33)        (1.59)         9.27          1.07         (0.41)
                                                 --------      --------      --------      --------      --------
   Total from investment operations .........       (3.37)        (1.66)         9.27          1.09         (0.40)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......          --            --         (0.02)        (0.02)           --
Distributions (from Capital Gains) ..........          --            --         (0.52)           --            --
Distributions (in excess of Capital Gains) ..          --         (0.18)           --            --            --
Return of Capital ...........................          --         (0.01)           --            --            --
                                                 --------      --------      --------      --------      --------
   Total Distributions ......................          --         (0.19)        (0.54)        (0.02)           --
                                                 --------      --------      --------      --------      --------
NET ASSET VALUE END OF PERIOD ...............    $  14.18      $  17.55      $  19.40      $  10.67      $   9.60
                                                 ========      ========      ========      ========      ========
TOTAL RETURN (b) ............................       (19.2%)        (8.7%)        87.2%         11.5%         (4.0%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........    $ 80,087      $114,283      $ 44,095      $  5,621      $  2,640
Ratio of Expenses to Average Net Assets .....        1.15%         1.13%         0.57%         0.59%         0.98%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ....................       (0.51%)       (0.44%)          --          0.26%         0.73%
Portfolio Turnover Rate .....................         375%          335%          283%          367%          402%

--------------------------------------------------------------------------------
SERIES Y (SELECT 25)

                                                    FISCAL YEARS ENDED DECEMBER 31
                                                 -----------------------------------------------------------------
                                                  2001(l)        2000         1999(h)
                                                 --------      --------      --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........    $  10.38      $  12.37      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................       (0.01)        (0.02)        (0.01)
Net Gain (Loss) on Securities
   (realized and unrealized) ................       (0.86)        (1.97)         2.38
                                                 --------      --------      --------
   Total from investment operations .........       (0.87)        (1.99)         2.37
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......          --            --            --
Distributions (from Capital Gains) ..........          --            --            --
                                                 --------      --------      --------
   Total Distributions ......................          --            --            --
                                                 --------      --------      --------
NET ASSET VALUE END OF PERIOD ...............    $   9.51      $  10.38      $  12.37
                                                 ========      ========      ========
TOTAL RETURN (b) ............................        (8.4%)       (16.1%)        23.7%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........    $ 57,267      $ 65,011      $ 31,399
Ratio of Expenses to Average Net Assets .....        0.88%         0.89%         0.97%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ....................       (0.18%)       (0.16%)       (0.16%)
Portfolio Turnover Rate .....................          37%           68%           54%

                             SEE ACCOMPANYING NOTES.

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


(a) Net investment income per share has been calculated using the weighted monthly average number of capital shares outstanding.

(b) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a series of SBL Fund are available only through the purchase of such products.

(c) Fund expenses for Series I, K, P, V and X were reduced by the Investment Manager during the period. Expense ratios absent such reimbursement would have been as follows:

                2000      1999      1998      1997      1996
                ----      ----      ----      ----      ----
    Series I    2.38%     4.20%       --        --        --
    Series K      --        --      1.66%     1.39%     1.59%
    Series P      --      0.86%     0.93%     1.14%     1.11%
    Series V      --        --      0.89%     1.14%       --
    Series X      --      1.33%     1.59%     1.98%       --

(d) Expense ratios were calculated without the reduction for earnings credits and marketing fees paid indirectly. Expense ratios with such reductions would have been as follows:

                2001      2000      1999      1998      1997    1996
                ----      ----      ----      ----      ----    ----
    Series A    0.83%     0.82%       --      0.81%     0.81%   0.83%
    Series B    0.84%     0.82%       --      0.80%     0.83%   0.84%
    Series C      --        --        --      0.57%     0.58%   0.58%
    Series E      --        --        --      0.83%     0.83%   0.83%
    Series G    1.21%     1.23%       --        --        --      --
    Series I      --      2.24%       --        --        --      --
    Series J      --      0.82%       --      0.82%     0.82%   0.84%
    Series O    1.08%      --         --        --        --      --
    Series P      --       --         --      0.18%     0.31%     --
    Series Q      --      1.23%       --        --        --      --
    Series S    0.84%     0.83%       --      0.82%     0.83%   0.84%
    Series T      --      1.48%       --        --        --      --
    Series V    0.83%      --         --        --        --      --
    Series W      --      1.17%       --        --        --      --
    Series Y      --      0.89%       --        --        --      --

(e) Series P was initially capitalized on August 5, 1996, with a net asset value of $15 per share. Percentage amounts for the period have been annualized, except for total return.

(f) Series V was initially capitalized on May 1, 1997, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(g) Series X was initially capitalized on October 15, 1997, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(h) Series H, I and Y were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(i) Series G, L, Q, T and W were initially capitalized on May 1, 2000 with net asset values of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(j) Meridian Investment Management Corporation (Meridian) becam the sub--advisor of Series M (Global Total Return Series) effective August 1, 1997. Prior to August 1, 1997, SMC paid Templeton/Franklin Investment Services, Inc. and Meridian for research services provided to Series M.

(k) Wellington Management Company became Subadvisor for Series K and M on May 15, 1999. Prior to May 15, Meridian Investment Management served as Subadvisor to Series M.

(l) Unaudited figures for the six months ended June 30, 2001. Percentage amounts for the period, except total return, have been annualized.


                             SEE ACCOMPANYING NOTES.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001


1. SIGNIFICANT ACCOUNTING POLICIES
     The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. Shares of the Fund will be sold only to Security Benefit Life Insurance Company (SBL) separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
     A. SECURITIES VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. Securities listed or traded on a recognized securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on the price from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the current bid price. If there is no bid or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
     B. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The series which invest in foreign securities and currencies do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
     C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign exchange contracts in connection with foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets andLiabilities. The face or contract amount in U.S. dollars reflects the total exposure the Series have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counter party does not perform under the contract.
     D. FUTURES - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the series is required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

JUNE 30, 2001

     E. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively, (and the writer the obligation to sell or purchase) a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counter party to meet the terms of the contract.
     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.
     F. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis.
     In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The Fund, except for Series K, prior to January 1, 2001 did not amortize premiums on fixed income securities. Upon adoption January 1, 2001, the Fund recorded a cumulative effect adjustment to reflect the amortization of premiums. The adjustment reduced net investment income and increased unrealized appreciation on securities for each series affected and therefore does not impact total net assets. The Fund has completed its analysis of the impact of this accounting change, and found it to be immaterial.
     G. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
     H. TAXES - The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
     I. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund earns credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations do not reflect the reduction in expense from the related earnings credits and are displayed separately as a reduction in total expenses.
     J. SECURITIES LENDING - Certain of the Series may lend up to 33 1/3% of the total value of its total assets to broker/dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Series' policy is to maintain collateral in the form of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under its investment program equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.
     K. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
     Management fees are payable to Security Management Company, LLC (SMC) (the Investment Manager) under an investment advisory contract at an annual rate of
 .50% of the average daily net assets for Series C, .75% for Series A, B, E, H, J, K, P, S, V and Y, 1.00% for Series D, G, L, M, N, O, Q, T, W and X and 1.10% for Series I.
     SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of SBL Series D and another Fund managed by SMC, Security Equity Fund Global Series, computed on a daily basis as follows:

   Combined Average Daily Net Assets of the Series  Annual Fees
   -----------------------------------------------  -----------
   $0 to $300 Million...........................       .35%
   $300 Million to $750 Million.................       .30%
   $750 million or more.........................       .25%

     SMC also pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily net assets of Series W, computed on a daily basis as follows:

   Average Daily Net Assets of the Series           Annual Fees
   --------------------------------------           -----------
   $0 to $50 Million............................       .35%
   $50 Million to $250 Million..................       .30%
   $250 million or more.........................       .25%

     The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $25,000,000 of average daily net assets of Series N and .35% of the average daily net assets of Series N in excess of $25,000,000 for management services provided to that Series. The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $20,000,000 of average daily net assets of Series O and .40% of the average daily net assets in excess of $20,000,000 for management services provided to Series O.

JUNE 30, 2001

     SMC pays Strong Capital Management, Inc. with respect to Series Q and X, an annual fee based on the combined average net assets of the Series and another Fund managed by SMC, the Security Equity Fund Small Cap Growth Series. The fees for these services are outlined below:

   Average Daily Net Assets of the Series           Annual Fees
   --------------------------------------           -----------
   Less Than $150 Million.......................       .50%
   $150 Million to $500 Million.................       .45%
   $500 million or more.........................       .40%

     Deutsche Asset Management, Inc. furnishes investment advisory services to Series H and Series I. Effective May 1, 2001 Bankers Trust Company changed its name to Deutsche Asset Management, Inc. For such services to Series H, SMC pays Deutsche Asset Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series H and another Fund, managed by SMC, the Security Equity Fund Enhanced Index Series as follows:

   Combined Average Daily Net Assets of the Series  Annual Fees
   -----------------------------------------------  -----------
   $0 to $100 Million...........................       .20%
   $100 Million to $300 Million.................       .15%
   $300 million or more.........................       .13%

     SMC also pays Deutsche Asset Management, Inc. the following minimum fees with respect to Series H: (i) no minimum fee in the first year the Series H begins operations; (ii) $100,000 in the Series' second year of operations; and
(iii) $200,000 in the third and following years of the Series' operations. For the services provided to Series I, SMC pays Deutsche Asset Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series I and another Fund managed by SMC, the Security Equity Fund International Series, computed on a daily basis as follows:

   Combined Average Daily Net Assets of the Series  Annual Fees
   -----------------------------------------------  -----------
   $0 to $200 Million...........................       .60%
   $200 Million or more.........................       .55%

     SMC pays Wellington Management Company, LLP ("Wellington Management") for Series K, an annual fee equal to a percentage of the average daily closing value of the average daily net assets of Series K, computed on a daily basis as follows:

   Average Daily Net Assets of the Series           Annual Fees
   --------------------------------------           -----------
   Less Than $50 Million........................       .50%
   More Than $50 Million........................       .40%

     Wellington Management agreed to cap its fee at .40% of Series K's net assets until May 15, 2000.

     For the services provided to Series M, SMC pays Wellington Management an annual fee equal to a percentage of the average daily closing value of the net assets of Series M, according to the following schedule:

   Average Daily Net Assets of the Series          Annual Fees
   --------------------------------------           -----------
   $0 to $50 Million............................      .50%
   $50 Million to $100 Million..................      .40%
   $100 Million to $250 Million.................      .35%
   $250 Million or more.........................      .30%

     Wellington Management agreed to cap its fee at .45% of Series M's net assets until May 15, 2000.
     For the services provided to Series T, SMC pays Wellington Management an annual fee equal to .50% of the average net assets of Series T.
     SMC pays Alliance Capital Management, L.P. an annual fee equal to 0.50% of the average daily net assets of Series L, computed daily.
     The investment advisory contract between SBL Fund and SMC provides that the total annual expenses of each series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. For the period ended June 30, 2001, SMCagreed to limit the total expenses for Series K, M, P, V, and X to an annual rate of 2% of the average daily net asset value of each respective series, limit Series I and Series T at an annual rate of 2.25% and limit Series G, H, L, Q, W and Y to an annual rate of 1.75%.
     The Fund has entered into a contract with SMC for transfer agent services and administrative services provided to the Fund. The administrative services provided by SMC principally include all fund and portfolio accounting and regulatory filings. For providing these services, SMC receives a fee at the annual rate of .045% of the average daily net assets of the Fund (except Series H, X and Y), plus the greater of .10% of the average daily net assets of Series D, K, M and N, or $60,000. SMC also receives from Series I and Series T the greater of .10% of the average daily net assets or (i) $30,000 for the first year of operation, (ii) $45,000 for the second year, and (iii) $60,000 thereafter. With respect to series G, H, L, Q, W, X, and Y, SMC receives a fee at an annual rate of .09% of the average daily net assets of the series.
     The Fund has directed the Investment Manager and certain of the sub-advisors to execute certain portfolio trades with broker/dealers in a manner that will benefit the Fund. These broker/dealers have agreed to either direct a portion of their brokerage commissions to the Fund's Distributor for use in promoting the distribution of Fund shares, or to provide brokerage credits, benefits or other services to be used to promote distribution of Fund shares (the "Brokerage Enhancement Plan"). The duty to seek best execution still applies to these portfolio trades. For the period ended June 30, 2001, the amounts generated under the Brokerage Enhancement Plan were as follows: Series A $18,260, Series B $98,276, Series G $634, Series J $15,906, Series O $4,328,
Series S $4,488, and Series Y $4,048.

JUNE 30, 2001


3. UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENT SECURITIES                       |  4. INVESTMENT TRANSACTIONS
     For federal income tax purposes, the amounts of unrealized appreciation           |       Investment transactions for the
(depreciation) at June 30, 2001, were as follows:                                      |  six months ended June 30, 2001, (excluding
                                                                                       |  overnight investments and short-term
                                                                                       |  commercial paper) are as follows:
                                                                                       |
                                AGGREGATE GROSS    AGGREGATE GROSS     NET UNREALIZED  |
                                   UNREALIZED         UNREALIZED        APPRECIATION   |                         PROCEEDS
                                  APPRECIATION       DEPRECIATION      (DEPRECIATION)  |      PURCHASES         FROM SALES
                                  ------------       ------------      --------------  |      ---------         ----------
SERIES A                                                                               |
  (Equity) ................       $266,162,899       $(46,149,117)       $220,013,782  |     $114,878,027       $149,381,582
SERIES B                                                                               |
  (Large Cap Value) .......         43,087,320        (40,947,144)          2,140,176  |      293,403,074        325,394,062
SERIES C                                                                               |
  (Money Market) ..........             36,808            (27,727)              9,081  |               --                 --
SERIES D                                                                               |
  (Global) ................         37,154,661        (72,366,616)        (35,211,955) |      132,959,391        174,669,708
SERIES E                                                                               |
  (Diversified Income) ....          2,546,375         (2,238,275)            308,100  |       24,823,666         26,716,667
SERIES G                                                                               |
  (Large Cap Growth) ......            234,199         (3,879,608)         (3,645,409) |        3,260,554         11,439,479
SERIES H                                                                               |
  (Enhanced Index) ........          3,139,292         (7,820,395)         (4,681,103) |        6,239,890          6,438,120
SERIES I                                                                               |
  (International) .........            394,481         (1,100,180)           (705,699) |       17,747,415         17,080,015
SERIES J                                                                               |
  (Mid Cap Growth) ........        147,174,305        (61,503,093)         85,671,212  |      110,388,773        130,467,950
SERIES K                                                                               |
  (Global Strategic Income)            437,022         (1,196,617)           (759,595) |        9,291,188          7,822,484
SERIES L                                                                               |
  (Capital Growth) ........            980,852         (3,351,146)         (2,370,294) |       13,759,755          8,553,213
SERIES M                                                                               |
  (Global Total Return) ...          1,464,261         (2,999,461)         (1,535,200) |       19,546,461         21,928,515
SERIES N                                                                               |
  (Managed Asset                                                                       |
   Allocation) ............          8,227,869         (6,615,814)          1,612,055  |       63,994,284         62,503,872
SERIES O                                                                               |
  (Equity Income) .........         26,499,860        (14,159,416)         12,340,444  |       44,384,874         38,911,009
SERIES P                                                                               |
  (High Yield) ............            432,161         (4,175,278)         (3,743,117) |       22,163,403         12,349,836
SERIES Q                                                                               |
  (Small Cap Value) .......          8,231,051         (2,287,643)          5,943,408  |       35,578,085          4,026,798
SERIES S                                                                               |
  (Social Awareness) ......         43,284,078        (16,785,366)         26,498,712  |       12,678,587         22,247,041
SERIES T                                                                               |
  (Technology) ............          1,166,888         (4,358,602)         (3,191,714) |       25,072,370         19,503,740
SERIES V                                                                               |
  (Mid Cap Value) .........         32,147,352         (5,658,068)         26,489,284  |       62,065,646         29,094,273
SERIES W                                                                               |
  (Main Street Growth                                                                  |
    & Income) .............          1,778,674         (2,770,827)           (992,153) |       17,426,728          9,706,096
SERIES X                                                                               |
  (Small Cap Growth) ......         11,147,024         (1,516,468)          9,630,556  |      150,910,727        163,089,733
SERIES Y                                                                               |
  (Select 25) .............          2,702,360         (6,173,787)         (3,471,427) |      10,350,791         13,553,310

JUNE 30, 2001


5. FORWARD FOREIGN EXCHANGE CONTRACTS
     At June 30, 2001, Series I, Series K and Series M had the following open forward foreign exchange contracts to buy or sell currency (excluding foreign currency contracts used for purchase and sale settlements):

                                                                                                                    NET UNREALIZED
     CONTRACTS                                SETTLEMENT     FOREIGN CURRENCY TO     AMOUNT TO BE    U.S. $ VALUE    APPRECIATION
      TO BUY                                     DATE       BE DELIVERED IN U.S. $  PAID IN U.S. $  AS OF 06/30/01  (DEPRECIATION)
      ------                                     ----       ----------------------  --------------  --------------  --------------
SERIES I
--------
British Pound ...........................      07/03/01             355,388           $   496,427      $   499,817     $     3,390

SERIES K
--------
Australian Dollar .......................      07/11/01             146,000                72,571           74,160     $     1,589
British Pound ...........................      07/25/01              80,000               112,829          112,416            (413)
European Monetary Unit ..................      07/11/01             446,000               379,665          377,491          (2,174)
Japanese Government Bond, 2.40% - 2007 ..      07/30/01           6,000,000                53,437           53,293            (144)
Japanese Government Bond, 1.40% - 2009 ..      07/23/01          17,400,000               147,157          145,060          (2,097)
Japanese Government Bond, 1.60% - 2011 .. 07/13/01 - 07/23/01    22,500,000               190,582          175,429         (15,153)
Japanese Government Bond, 2.60% - 2019 .. 07/23/01 - 07/26/01     7,250,000                66,005           33,532         (32,473)
Japanese Yen ............................      08/07/01          15,818,000               129,186          127,311          (1,875)
Korean Won ..............................      09/21/01          29,000,000                22,154           22,182              28
Norwegian Krone .........................      07/23/01             450,000                48,551           48,125            (426)
Swedish Krona ...........................      07/12/01             202,000                18,964           18,560            (404)
                                                                                                                       -----------
                                                                                                                       $   (53,542)
                                                                                                                       ===========

SERIES M
--------
Australian Dollar .......................      07/11/01             300,700               149,511          152,739     $     3,228
British Pound ...........................      07/25/01             134,850               189,491          189,492               1
Canadian Dollar .........................      07/19/01              21,000                13,754           13,834              80
European Monetary Unit ..................      07/11/01             681,100               596,674          576,477         (20,197)
Japanese Government Bond, 1.40% - 2009 ..      07/23/01          21,000,000               177,603          177,820             217
Japanese Government Bond, 1.60% - 2011 .. 07/13/01 - 07/23/01    38,000,000               321,838          324,197           2,359
Japanese Government Bond, 2.60% - 2019 .. 07/23/01 - 07/26/01    17,200,000               156,680          157,938           1,258
Japanese Yen ............................      08/07/01         197,106,250             1,606,233        1,586,702         (19,531)
Korean Won ..............................      09/21/01          36,000,000                27,502           27,537              35
Swedish Krona ...........................      07/12/01             409,000                38,357           37,579            (778)
                                                                                                                       -----------
                                                                                                                       $   (33,328)
                                                                                                                       ===========

JUNE 30, 2001


5. FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)

                                                                                                                      NET UNREALIZED
     CONTRACTS                               SETTLEMENT    FOREIGN CURRENCY TO       AMOUNT TO BE      U.S. $ VALUE    APPRECIATION
      TO SELL                                   DATE      BE DELIVERED IN U.S. $  RECEIVED IN U.S. $  AS OF 06/30/01  (DEPRECIATION)
      -------                                   ----      ----------------------  ------------------  --------------  --------------
SERIES I
--------
European Monetary Unit .................      07/09/01           2,940,073           $ 2,500,000       $ 2,488,607     $    11,393
British Pound .......................... 07/03/01 - 07/10/01     1,064,973             1,500,000         1,497,507           2,493
Japanese Yen ...........................      07/23/01         122,445,000               999,388           984,008          15,380
Korean Won .............................      07/25/01         391,650,000               300,000           300,560            (560)
                                                                                                                       -----------
                                                                                                                       $    28,706
                                                                                                                       ===========

SERIES K
--------
Australian Dollar ......................      07/11/01             245,000               125,904           124,446     $     1,458
British Pound ..........................      07/25/01             134,350               187,687           188,789          (1,102)
Canadian Dollar ........................      07/19/01              85,000                55,679            55,995            (316)
Danish Kroner ..........................      07/16/01             280,000                31,833            31,831               2
European Monetary Unit .................      07/11/01           1,868,700             1,658,693         1,581,653          77,040
Japanese Yen ...........................      08/07/01          19,183,000               157,244           154,423           2,821
Norwegian Krone ........................      07/23/01             450,000                48,551            48,125             426
Swedish Krona ..........................      07/12/01             265,000                24,478            24,348             130
Swiss Franc ............................      07/18/01              79,700                45,315            44,359             956
                                                                                                                       -----------
                                                                                                                       $    81,415
                                                                                                                       ===========

SERIES M
--------
Australian Dollar ......................      07/11/01             548,000               283,418           278,354     $     5,064
British Pound ..........................      07/25/01              82,000               114,554           115,227            (673)
Canadian Dollar ........................      07/19/01             129,000                84,949            84,982             (33)
Danish Kroner ..........................      07/16/01             175,500                19,953            19,952               1
European Monetary Unit .................      07/11/01           1,168,300             1,019,217           988,840          30,377
Japanese Yen ...........................      08/07/01          13,160,500               109,489           105,942           3,547
Norwegian Krone ........................      07/23/01             821,000                88,579            87,802             777
Swiss Franc ............................      07/18/01              47,100                26,745            26,215             530
                                                                                                                       -----------
                                                                                                                       $    39,590
                                                                                                                       ===========

JUNE 30, 2001


6. OPEN FUTURES CONTRACTS

                                                              NUMBER OF   EXPIRATION      CONTRACT       MARKET      UNREALIZED
                                              POSITION        CONTRACTS      DATE          AMOUNT         VALUE      GAIN (LOSS)
                                              --------        ---------      ----          ------         -----      -----------
SERIES H
--------
S&P 500 E-mini Index Future ..............      Short              3       09/21/01        189,733        184,762      $   4,971
S&P 500 E-mini Index Future ..............      Long              15       09/21/01        941,057        923,812        (17,245)
S&P 500 Index Future .....................      Long              11       09/21/01      4,417,434      4,310,950       (106,484)
                                                                                                                       ---------
                                                                                                                       $(118,758)
                                                                                                                       =========

SERIES I
--------
Topix Index Future .......................      Long               2       09/13/01        209,914        207,826      $  (2,088)
                                                                                                                       =========

SERIES K
--------
Euro Bond Future .........................      Long               2       09/06/01        179,614        180,343      $     729
                                                                                                                       =========

SERIES M
--------
AUD Currency Future ......................      Long              22       09/17/01      1,138,236      1,118,480      ($ 19,756)
CAC40 10 Euro Future .....................      Short              6       09/28/01        268,547        266,654          1,893
CAD Currency Future ......................      Long              13       09/18/01        854,464        858,000          3,536
Canada 10 Year Bond Future ...............      Short              2       09/19/01        131,728        131,761            (33)
CHF Currency Future ......................      Long              20       09/17/01      1,398,385      1,395,000         (3,385)
DAX Index Future .........................      Short             12       09/21/01      1,553,158      1,553,088             70
EUR Currency Future ......................      Long               7       09/17/01        740,306        742,175          1,869
Euro Bond Future .........................      Short             10       09/06/01        899,334        901,714         (2,380)
FTSE Index Future ........................      Long               7       09/21/01        579,865        556,330        (23,535)
GBP Currency Future ......................      Short             23       09/17/01      1,980,691      2,026,012        (45,321)
Hang Seng Index Future ...................      Long              11       07/30/01        923,390        919,570         (3,820)
Ibex Plus Index Future ...................      Long              33       07/20/01      2,663,963      2,468,584       (195,379)
Japan 10 Year Bond Future ................      Long               1       09/10/01        112,237        112,620            383
JPY Currency Future ......................      Short             12       09/17/01      1,241,604      1,211,850         29,754
Long Gilt Future .........................      Short              2       09/26/01        317,629        315,005          2,624
MIB30 Index Future .......................      Long               8       09/21/01      1,290,407      1,270,713        (19,694)
OMX Index Future .........................      Long             160       07/27/01      1,255,242      1,303,397         48,155
S&P 500 Index Future .....................      Short              3       09/20/01        969,163        923,775         45,388
S&P/TSE 60 Index Future ..................      Long              11       09/20/01        671,758        649,157        (22,601)
Topix Index Future .......................      Short              6       09/13/01        629,697        623,477          6,220
US 5 Year Note Future ....................      Short              6       09/19/01        620,096        618,094          2,002
US 10 Year Note Future ...................      Short              5       09/19/01        518,606        516,719          1,887
                                                                                                                       ---------
                                                                                                                       $(192,123)
                                                                                                                       =========

JUNE 30, 2001


7. CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Fund were as follows:

                                                                                                            2001          2001
                          2001         2001         2001         2001          2001          2001         INCREASE      INCREASE
                         SHARES       AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       (DECREASE)    (DECREASE)
                          SOLD         SOLD      REINVESTED   REINVESTED     REDEEMED      REDEEMED        SHARES        AMOUNT
                       ----------   ----------   ----------   ----------     --------      --------      ----------    ----------
SERIES A
(Equity)                4,260,739  $107,872,661   4,526,001  $107,311,470   (6,488,966)  $(158,422,246)   2,297,774   $ 56,761,885

SERIES B
(Large Cap Value)       2,321,478    44,634,206     403,097     7,719,300   (4,637,954)    (88,746,309)  (1,913,379)   (36,392,803)

SERIES C
(Money Market)         15,515,518   188,708,550     626,074     7,431,502  (16,265,318)   (198,925,882)    (123,726)    (2,785,830)

SERIES D
(Global)               11,604,246    82,042,797  11,896,676    79,707,732  (15,363,702)   (107,314,899)   8,137,220     54,435,630

SERIES E
(Diversified Income)    2,586,637    28,767,734     741,276     8,065,085   (3,209,176)    (35,500,251)     118,737      1,332,568

SERIES G
(Large Cap Growth)        858,582     6,405,883          --            --     (422,835)     (3,060,322)     435,747      3,345,561

SERIES H
(Enhanced Index)          731,932     6,865,761      19,966       185,486     (616,547)     (5,823,586)     135,351      1,227,661

SERIES I
(International)           629,598     5,902,022          --            --     (398,902)     (3,741,915)     230,696      2,160,107

SERIES J
(Mid Cap Growth)        3,129,818    86,437,521   2,874,141    75,216,279   (4,402,423)   (117,937,887)   1,601,536     43,715,913

SERIES K
(Global Strategic
   Income)                513,265     5,072,010     103,736       993,789     (434,497)     (4,195,992)     182,504      1,869,807

SERIES L
(Capital Growth)        1,578,064    12,511,443      11,319        83,874     (825,862)     (6,175,151)     763,521      6,420,166

SERIES M
(Global Total Return)     293,092     2,812,136     104,208     1,001,434     (533,324)     (5,120,422)    (136,024)    (1,306,852)

SERIES N
(Managed Asset
   Allocation)          1,098,331    16,091,508     657,293     9,195,530   (1,076,504)    (15,718,974)     679,120      9,568,064

SERIES O
(Equity Income)         2,039,251    33,470,647   1,202,494    18,951,313   (1,820,365)    (29,665,471)   1,421,380     22,756,489

SERIES P
(High Yield)            1,271,599    18,809,986      12,857       192,730     (762,454)    (11,246,371)     522,002      7,756,345

SERIES Q
(Small Cap Value)       3,771,986    46,757,913      13,284       156,085     (888,260)    (11,251,001)   2,897,010     35,662,997

SERIES S
(Social Awareness)        826,818    20,906,851     448,785    10,986,248   (1,226,377)    (30,621,465)      49,226      1,271,634

SERIES T
(Technology)            1,932,906    11,524,437          --            --     (955,621)     (5,348,112)     977,285      6,176,325

SERIES V
(Mid Cap Value)         2,891,406    66,145,281     276,853     6,115,683   (1,620,690)    (37,171,106)   1,547,569     35,089,858

SERIES W
(Main Street Growth
   & Income)            1,392,477    12,115,519          --            --     (521,154)     (4,506,317)     871,323      7,609,202

SERIES X
(Small Cap Growth)      2,400,584    34,648,139          --            --   (3,264,278)    (46,393,486)    (863,694)   (11,745,347)

SERIES Y
(Select 25)             1,120,077    10,968,110          --            --   (1,357,756)    (13,087,585)    (237,679)    (2,119,475)

JUNE 30, 2001


7. CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Fund were as follows:

                                                                                                            2000           2000
                         2000         2000         2000         2000          2000           2000         INCREASE       INCREASE
                        SHARES       AMOUNT       SHARES       AMOUNT        SHARES         AMOUNT       (DECREASE)     (DECREASE)
                         SOLD         SOLD      REINVESTED   REINVESTED     REDEEMED       REDEEMED        SHARES         AMOUNT
                      ----------   ----------   ----------   ----------     --------       --------      ----------     ----------
SERIES A
(Equity)               9,939,855  $334,220,410   2,957,223  $95,252,161   (16,975,412)  $(567,574,020)   (4,078,334)  $(138,101,449)

SERIES B
(Large Cap Value)      5,131,693   112,059,062   4,565,124   91,576,388   (18,476,502)   (404,369,164)   (8,779,685)   (200,733,714)

SERIES C
(Money Market)        35,821,927   441,675,104      48,670      607,402   (39,224,256)   (483,249,201)   (3,353,659)    (40,966,695)

SERIES D
(Global)              23,388,165   221,976,481   6,544,851   58,576,416   (21,174,513)   (200,384,415)    8,758,503      80,168,482

SERIES E
(Diversified Income)   4,489,552    48,528,321      78,678      856,016    (6,771,967)    (72,802,982)   (2,203,737)    (23,418,645)

SERIES G
(Large Cap Growth)     1,775,099    17,284,164          --           --      (253,890)     (2,334,034)    1,521,209      14,950,130

SERIES H
(Enhanced Index)       3,451,795    37,653,495      27,227      302,769    (1,118,665)    (12,013,368)    2,360,357      25,942,896

SERIES I
(International)        3,183,835    37,318,213          --           --    (2,195,938)    (25,254,689)      987,897      12,063,524

SERIES J
(Mid Cap Growth)      10,357,037   351,039,020   1,215,583   43,213,964    (7,422,362)   (251,678,298)    4,150,258     142,574,686

SERIES K
(Global Strategic
   Income)               647,119     6,394,434          --           --      (729,721)     (7,205,075)      (82,602)       (810,641)

SERIES L
(Capital Growth)       2,521,847    24,381,322          --           --      (282,811)     (2,587,116)    2,239,036      21,794,206

SERIES M
(Global Total Return)    762,193     9,250,737     351,621    3,917,060    (1,272,332)    (15,522,048)     (158,518)     (2,354,251)

SERIES N
(Managed Asset
   Allocation)         1,835,912    30,747,557     234,349    3,890,188    (2,374,154)    (39,831,650)     (303,893)     (5,193,905)

SERIES O
(Equity Income)        3,257,985    54,663,064     979,037   15,860,402    (6,105,432)   (101,385,178)   (1,868,410)    (30,861,712)

SERIES P
(High Yield)             880,896    13,441,949     104,519    1,484,168      (632,893)     (9,671,342)      352,522       5,254,775

SERIES Q
(Small Cap Value)      1,098,717    11,023,551          --           --      (127,378)     (1,293,412)      971,339       9,730,139

SERIES S
(Social Awareness)     2,629,376    82,272,295          --           --    (2,534,725)    (78,595,895)       94,651       3,676,400

SERIES T
(Technology)           3,297,365    30,685,962          --           --      (682,164)     (5,852,812)    2,615,201      24,833,150

SERIES V
(Mid Cap Value)        4,079,145    79,613,812      39,646      854,360    (1,476,150)    (28,508,818)    2,642,641      51,959,354

SERIES W
(Main Street Growth
   & Income)           3,180,762    31,380,526       2,029       17,550      (227,876)     (2,197,333)    2,954,915      29,200,743

SERIES X
(Small Cap Growth)     7,637,365   169,015,569      54,241    1,153,171    (3,452,683)    (73,489,036)    4,238,923      96,679,704

SERIES Y
(Select 25)            5,959,883    69,617,547          --           --    (2,235,542)    (25,910,596)    3,724,341      43,706,951

JUNE 30, 2001


8. OPTIONS WRITTEN
     The following options written were outstanding for Series I for the period ended June 30, 2001:

CALL OPTIONS WRITTEN
                           Expiration     Exercise      Number of      Market
Common Stock                  Date          Price       Contracts      Value
------------               ----------     --------      ---------     -------
Celltech Group plc          09/06/01        13.6700       7,400       $ 4,185
China Mobile
   (Hong Kong), Ltd.        09/21/01        45.3747       9,000         1,512
Nintendo
   Company, Ltd.            09/05/01    25,344.0000         600         3,811
Samsung Electronics
   Company, Ltd.            09/14/01       177.1536         450         2,353
                                                                      -------
Total put options outstanding (premiums received, $19,015)            $11,861
                                                                      =======

PUT OPTIONS WRITTEN
                           Expiration     Exercise      Number of      Market
Currency                      Date          Price       Contracts      Value
--------                   ----------     --------      ---------     -------
European Monetary Unit      07/19/01        0.8380      2,000,000     $ 9,000
Japanese Yen                01/24/02      117.7900        500,000      24,950
Japanese Yen                07/12/01      125.0000        500,000       2,970
                                                                      -------
Total put options outstanding (premiums received, $29,625)            $36,920
                                                                      =======

     Transactions in options written for Series I for the period ended June 30, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                     --         $     --
Opened                                    1,602,450           34,203
Bought Back                                (585,000)         (10,738)
Expired                                  (1,000,000)          (4,450)
Exercised                                        --               --
                                         ----------         --------
Balance at June 30, 2001                     17,450         $ 19,015
                                         ==========         ========

PUT OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                750,000         $ 12,375
Opened                                    3,500,000           31,400
Bought Back                                      --               --
Expired                                  (1,250,000)         (14,150)
Exercised                                        --               --
                                         ----------         --------
Balance at June 30, 2001                  3,000,000         $ 29,625
                                         ==========         ========

     The following options written were outstanding for Series J for the period ended June 30, 2001:

CALL OPTIONS WRITTEN
                           Expiration     Exercise      Number of      Market
Common Stock                  Date          Price       Contracts      Value
------------               ----------     --------      ---------     -------
Cardinal Health, Inc.        9/21/01        75.00           360      $ 50,400
Cerner Corporation           9/21/01        50.00           544       125,120
Expeditors International
     of Washington, Inc.     8/17/01        55.00           357       289,170
Gene Logic, Inc.             8/17/01        25.00         1,104        77,280
Sungard Data Systems, Inc.   7/20/01        27.50           800       204,000
                                                                     --------
Total call options outstanding (premiums received, $1,119,163)       $745,970
                                                                     ========

PUT OPTIONS WRITTEN
                           Expiration     Exercise      Number of      Market
Common Stock                  Date          Price       Contracts      Value
------------               ----------     --------      ---------     -------
Acxiom Corporation           7/20/01        17.50           241      $113,270
Inamed Corporation          10/19/01        25.00            28         7,140
Pride International, Inc.    7/20/01        25.00         1,123       651,340
Titan Pharmaceuticals, Inc.  7/20/01        25.00         1,000         5,000
                                                                     --------
Total put options outstanding (premiums received, $443,116)          $776,750
                                                                     ========

     Transactions in options written for Series J for the period ended June 30, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of         Premium
                                          Contracts         Amount
                                          ---------        --------
Balance at December 31, 2000                  3,514      $ 1,952,508
Opened                                        6,653        3,267,297
Bought Back                                      --               --
Expired                                      (4,362)      (3,024,868)
Exercised                                    (2,640)      (1,075,774)
                                          ---------      -----------
Balance at June 30, 2001                      3,165      $ 1,119,163
                                          =========      ===========

PUT OPTIONS WRITTEN
                                          Number of         Premium
                                          Contracts         Amount
                                          ---------        --------
Balance at December 31, 2000                  5,440      $ 1,363,946
Opened                                       24,440        5,064,604
Bought Back                                      --               --
Expired                                     (15,137)      (3,183,939)
Exercised                                   (12,351)      (2,801,495)
                                          ---------      -----------
Balance at June 30, 2001                      2,392      $   443,116
                                          =========      ===========

JUNE 30, 2001


8. OPTIONS WRITTEN (CONTINUED)
     Transactions in options written for Series K for the period ended June 30, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                 25,000         $    392
Opened                                      110,000              770
Bought Back                                (135,000)          (1,162)
Expired                                          --               --
Exercised                                        --               --
                                          ---------         --------
Balance at June 30, 2001                         --         $     --
                                          =========         ========

PUT OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                 25,000         $    292
Opened                                       45,000              351
Bought Back                                 (70,000)            (643)
Expired                                          --               --
Exercised                                        --               --
                                          ---------         --------
Balance at June 30, 2001                         --         $     --
                                          =========         ========

     Transactions in options written for Series M for the period ended June 30, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                 81,000         $  1,271
Opened                                      120,000              840
Bought Back                                (201,000)          (2,111)
Expired                                          --               --
Exercised                                        --               --
                                          ---------         --------
Balance at June 30, 2001                         --         $     --
                                          =========         ========

PUT OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                 81,000         $    946
Opened                                      120,000              936
Bought Back                                (201,000)          (1,882)
Expired                                          --               --
Exercised                                        --               --
                                          ---------         --------
Balance at June 30, 2001                         --         $     --
                                          =========         ========

     The following options written were outstanding for Series Q for the period ended June 30, 2001:

CALL OPTIONS WRITTEN

                               Expiration    Exercise    Number of    Market
Common Stock                      Date         Price     Contracts    Value
------------                   ----------    --------    ---------   -------
Applera Corporation - Applied
     Biosystems Group            07/20/01      30.00          5     $    300
Applera Corporation - Applied
     Biosystems Group            09/21/01      35.00          5          400
Armor Holdings, Inc.             07/20/01      12.50         30        6,150
Armor Holdings, Inc.             08/17/01      12.50         30        6,900
Armor Holdings, Inc.             11/16/01      15.00         35        4,725
Blockbuster, Inc.                07/20/01      17.50         10          950
Cirrus Logic, Inc.               07/20/01      20.00         20       11,000
Cirrus Logic, Inc.               07/20/01      30.00         10          450
Cirrus Logic, Inc.               08/17/01      17.50         10        8,200
Cirrus Logic, Inc.               09/21/01      15.00         10       10,700
Cirrus Logic, Inc.               09/21/01      17.50         10        8,700
Cirrus Logic, Inc.               09/21/01      22.50         10        5,300
Cirrus Logic, Inc.               09/21/01      25.00         20        7,800
Cirrus Logic, Inc.               09/21/01      30.00         10        2,050
Cirrus Logic, Inc.               12/21/01      15.00         15       17,250
Cirrus Logic, Inc.               12/21/01      20.00         20       16,600
Cirrus Logic, Inc.               12/21/01      22.50         10        6,800
Cirrus Logic, Inc.               12/21/01      25.00         10        5,600
Cirrus Logic, Inc.               12/21/01      30.00         10        4,000
Coherent, Inc.                   07/20/01      35.00         10        2,300
Coherent, Inc.                   08/17/01      35.00         10        1,800
Coherent, Inc.                   11/16/01      40.00          5        1,900
Coherent, Inc.                   11/16/01      45.00          5        1,150
Chesapeake Corporation           07/20/01      22.50          5        2,150
Chesapeake Corporation           08/17/01      22.50         10        2,350
Chesapeake Corporation           08/17/01      25.00         10          375
Chesapeake Corporation           11/16/01      22.50          5        3,100
Chesapeake Corporation           11/16/01      25.00         10        1,650
Daisytek International
     Corporation                 09/21/01      12.50         10        2,000
Daisytek International
     Corporation                 09/21/01      15.00         10        1,100
Daisytek International
     Corporation                 12/21/01      15.00         10        1,700
Marine Drilling Companies, Inc.  07/20/01      30.00         10            0
Earthlink, Inc.                  10/19/01      15.00         35        5,950
Newfield Exploration Company     09/21/01      35.00         15        1,875
Global Industries, Ltd.          07/20/01      15.00          5           25
Global Industries, Ltd.          09/21/01      15.00         20        1,300
Global Industries, Ltd.          09/21/01      17.50         15          300
Global Industries, Ltd.          12/21/01      17.50          5          325
H.B. Fuller Company              07/20/01      50.00          5          825
H.B. Fuller Company              08/17/01      50.00          5        1,225
H.B. Fuller Company              08/17/01      45.00          5        2,800
H.B. Fuller Company              11/16/01      45.00          5        3,500
H.B. Fuller Company              11/16/01      50.00          5        2,100
H.B. Fuller Company              11/16/01      55.00          5        1,100
JDA Sotfware Group, Inc.         07/20/01      15.00         20        4,300
JDA Sotfware Group, Inc.         07/20/01      17.50         10          500
JDA Sotfware Group, Inc.         08/17/01      15.00         10        2,500
JDA Sotfware Group, Inc.         10/19/01      17.50         10        1,650
J. Jill Group, Inc.              07/20/01      20.00          5          375
J. Jill Group, Inc.              09/21/01      15.00         15        5,100
J. Jill Group, Inc.              09/21/01      20.00          5        1,050
J. Jill Group, Inc.              12/21/01      22.50         10        2,150

JUNE 30, 2001


8. OPTIONS WRITTEN (CONTINUED)
CALL OPTIONS WRITTEN (CONTINUED)

                               Expiration    Exercise    Number of    Market
Common Stock                      Date         Price     Contracts    Value
------------                   ----------    --------    ---------   -------
Lightbridge, Inc.                07/20/01      12.50          5     $  3,050
Lightbridge, Inc.                07/20/01      15.00         30       11,400
Lightbridge, Inc.                07/20/01      17.50         45        9,000
Lightbridge, Inc.                07/20/01      20.00         40        1,800
Lightbridge, Inc.                08/17/01      17.50         10        2,400
Lightbridge, Inc.                08/17/01      20.00         20        2,400
Lightbridge, Inc.                10/19/01      12.50          5        3,350
Lightbridge, Inc.                10/19/01      15.00         20       10,000
Lightbridge, Inc.                10/19/01      17.50         10        3,500
Lightbridge, Inc.                10/19/01      20.00         35        7,700
Manor Care, Inc.                 07/20/01      25.00         20       13,200
Manor Care, Inc.                 08/17/01      30.00         45       12,150
Manor Care, Inc.                 11/16/01      20.00         10       11,800
Manor Care, Inc.                 11/16/01      22.50         15       14,550
Manor Care, Inc.                 11/16/01      25.00         10        7,500
Manor Care, Inc.                 11/16/01      30.00         35       14,000
McMoran Exploration Company      08/17/01      10.00         10        4,600
McMoran Exploration Company      08/17/01      12.50         10        2,200
McMoran Exploration Company      08/17/01      15.00         25        2,500
McMoran Exploration Company      11/16/01      12.50         15        4,350
McMoran Exploration Company      11/16/01      15.00         15        2,475
Mercury General Corporation      09/21/01      35.00         10        1,700
U.S. Oncolocy, Inc.              09/21/01       7.50         20        2,700
U.S. Oncolocy, Inc.              12/21/01       7.50         20        3,400
U.S. Oncolocy, Inc.              12/21/01      10.00         20        1,300
Pall Corporation                 07/20/01      22.50          5          675
Pall Corporation                 09/21/01      25.00         15          750
Pall Corporation                 12/21/01      25.00          5          500
Helmerich & Payne, Inc.          09/21/01      35.00          5          500
Helmerich & Payne, Inc.          12/21/01      35.00          5        1,200
Pegasus Solutions, Inc.          07/20/01       7.50         20        8,400
Pegasus Solutions, Inc.          07/20/01      10.00         30        4,800
Petroleum Geo-Services
     ASA (PGS) ADR               08/17/01      12.50         10            0
Petroleum Geo-Services
     ASA (PGS) ADR               08/17/01      10.00         10          650
Petroleum Geo-Services
     ASA (PGS) ADR               11/16/01      12.50         10          550
Net2Phone, Inc.                  07/20/01      10.00         35            0
Net2Phone, Inc.                  10/19/01      10.00         25          625
Pinnacle Systems, Inc.           07/20/01       7.50         30            0
Pinnacle Systems, Inc.           07/20/01      10.00         35            0
Pinnacle Systems, Inc.           10/19/01       7.50         40        2,000
Montana Power Company            07/20/01      15.00         10            0
Montana Power Company            10/19/01      12.50         10        1,200
Montana Power Company            10/19/01      15.00         15          675
R.H. Donnelley Corporation       08/17/01      25.00         10        6,500
Sharper Image Corporation        07/20/01      10.00         10          750
Sharper Image Corporation        07/20/01      12.50         10           50
Sharper Image Corporation        08/17/01      10.00         20        2,600
Sharper Image Corporation        08/17/01      12.50         10          300
Sharper Image Corporation        11/16/01      12.50         65        5,200
Sharper Image Corporation        11/16/01      15.00         15          525
Shopko Stores, Inc.              09/21/01       7.50         10          650
Shopko Stores, Inc.              12/21/01       7.50         10        1,150
USX-US Steel Group, Inc.         08/17/01      20.00         10        1,000
USX-US Steel Group, Inc.         10/19/01      20.00         10        1,750
Stone Energy Corporation         09/21/01      55.00         10          550
Stone Energy Corporation         09/21/01      60.00         10          150
Too, Inc.                        08/17/01      20.00         10        7,400
Tower Automotive, Inc.           08/17/01       7.50         15        3,900
Tower Automotive, Inc.           08/17/01      10.00         20        1,300
Tower Automotive, Inc.           11/16/01      10.00         20        2,100

CALL OPTIONS WRITTEN (CONTINUED)
                               Expiration    Exercise    Number of    Market
Common Stock                      Date         Price     Contracts    Value
------------                   ----------    --------    ---------   -------
Headwaters, Inc.                 07/20/01      15.00         10     $    350
Headwaters, Inc.                 08/17/01      10.00         10        2,950
Headwaters, Inc.                 08/17/01      12.50         10        1,600
Headwaters, Inc.                 08/17/01      15.00         10          850
Headwaters, Inc.                 11/16/01      12.50         20        5,600
Headwaters, Inc.                 11/16/01      15.00         20        3,700
Headwaters, Inc.                 11/16/01      17.50         20        2,500
Encore Wire Corporation          08/17/01      12.50         10          500
Wolverine World Wide, Inc.       12/21/01      20.00         35        3,675
York International Corporation   07/20/01      35.00          5          475
York International Corporation   08/17/01      30.00         10        5,100
York International Corporation   08/17/01      35.00         15        2,325
York International Corporation   11/16/01      35.00          5        1,300
                                                                    --------
Total call options outstanding (premiums received, $358,929)        $426,750
                                                                    ========

PUT OPTIONS WRITTEN
                               Expiration    Exercise    Number of    Market
Common Stock                      Date         Price     Contracts    Value
------------                   ----------    --------    ---------   -------
Chesapeake Corporation          08/17/01       22.50         10     $    250
Net2Phone, Inc.                 07/20/01       10.00         10        3,700
                                                                    --------
Total put options outstanding (premiums received, $2,451)           $  3,950
                                                                    ========

     Transactions in options written for Series Q for the period ended June 30, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                     65        $  14,967
Opened                                        3,540          737,015
Bought Back                                  (1,542)        (361,769)
Expired                                        (103)         (14,285)
Exercised                                      (100)         (16,999)
                                          ---------        ---------
Balance at June 30, 2001                      1,860        $ 358,929
                                          =========        =========

PUT OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                     --        $      --
Opened                                           20            2,451
Bought Back                                      --               --
Expired                                          --               --
Exercised                                        --               --
                                          ---------        ---------
Balance at June 30, 2001                         20        $   2,451
                                          =========        =========

JUNE 30, 2001


8. OPTIONS WRITTEN (CONTINUED)
     The following options written were outstanding for Series V for the period ended June 30, 2001:

CALL OPTIONS WRITTEN
                               Expiration    Exercise    Number of    Market
Common Stock                      Date         Price     Contracts    Value
------------                   ----------    --------    ---------   -------
Alliant Techsystems, Inc.        8/17/01      100.00         75     $  9,375
American Italian Pasta Company   7/20/01       40.00        186      115,320
Apple Computer, Inc.             7/20/01       27.50        360       10,800
Casella Waste Systems, Inc.     12/21/01       12.50        733      146,600
El Paso Corporation              7/20/01       70.00        100           --
Franklin Resources, Inc.        10/19/01       45.00        170       59,500
Jones Apparel Group, Inc.        8/17/01       45.00         67        8,375
Sandisk Corporation              7/20/01       30.00        270       27,000
                                                                    --------
Total call options outstanding (premiums received, $475,390)        $376,970
                                                                    ========

PUT OPTIONS WRITTEN
                               Expiration    Exercise    Number of    Market
Common Stock                      Date         Price     Contracts    Value
------------                   ----------    --------    ---------   -------
Acxiom Corporation               8/17/01       10.00        261     $     --
Archer-Daniels-Midland
     Company                     9/21/01       12.50        630       31,500
Forrester Research              10/19/01       20.00        410       57,400
Hooper Holmes, Inc.              8/17/01       10.00        820       45,100
Maxwell Technologies, Inc.       9/21/01       20.00        410       82,000
Montana Power Company            7/20/01       15.00        518      176,120
Stone Energy Corporation         7/20/01       50.00         16        8,800
                                                                    --------
Total put options outstanding (premiums received, $360,241)         $400,920
                                                                    ========

     Transactions in options written for Series V for the period ended June 30, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                    342        $ 121,074
Opened                                        4,038          894,437
Bought Back                                     (65)         (33,929)
Expired                                      (1,082)        (285,248)
Exercised                                    (1,272)        (220,944)
                                          ---------        ---------
Balance at June 30, 2001                      1,961        $ 475,390
                                          =========        =========

PUT OPTIONS WRITTEN
                                          Number of          Premium
                                          Contracts          Amount
                                          ---------         --------
Balance at December 31, 2000                    670        $ 110,257
Opened                                        7,336          986,919
Bought Back                                      --               --
Expired                                      (4,060)        (601,174)
Exercised                                      (881)        (135,761)
                                          ---------        ---------
Balance at June 30, 2001                      3,065        $ 360,241
                                          =========        =========

9. SECURITIES LENDING TRANSACTIONS
     In order to generate additional income, certain of the Series may lend portfolio securities representing up to 33 1/3% of the value of total assets (which includes collateral received for securities on loan) to broker/dealers, institutional investors, or other persons. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at June 30, 2001, the amount of cash received as collateral held at June 30, 2001 and income generated during the six months ended June 30, 2001, from the program were as follows:

                                                     Market Value of Collateral
           Market Value         Income Received     Purchased with Cash Received
      of Loaned Securities  from Securities Lending    Money Market Instrument
      --------------------  -----------------------    -----------------------

SBL G     $   979,952              $ 1,441                   $ 1,009,776
SBL I       2,093,093                7,973                     2,178,288
SBL L       3,034,010                3,871                     3,154,732
SBL M       1,021,570                4,519                     1,061,147
SBL N      11,657,151               23,001                    11,942,518
SBL O      11,431,977               18,094                    11,660,164
SBL T       3,505,780                4,385                     3,719,889

     State Street Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Series. For these services, State Street Bank received $34,075 in aggregate securities lending fees for the six months ending June 30, 2001. Fees generated from the funds included in this report for securities lending were as follows:

SBL G         $   776
SBL I           4,293
SBL L           2,084
SBL M           2,433
SBL N          12,385
SBL O           9,743
SBL T           2,361


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SECURITY FUNDS
OFFICERS AND DIRECTORS


DIRECTORS
---------

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS
---------

John D. Cleland, CHAIRMAN OF THE BOARD
James R. Schmank, PRESIDENT
Terry A. Milberger, VICE PRESIDENT
Cindy L. Shields, VICE PRESIDENT
Steven M. Bowser, VICE PRESIDENT
James P. Schier, VICE PRESIDENT
Thomas A. Swank, VICE PRESIDENT
David Toussaint, VICE PRESIDENT
Amy J. Lee, SECRETARY
Christopher D. Swickard, ASSISTANT SECRETARY
Brenda M. Harwood,TREASURER
Jana R. Selley, COMPLIANCE OFFICER


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH CONTAINS DETAILS CONCERNING THE SALES CHARGES AND OTHER PERTINENT INFORMATION.






[LOGO] SECURITY DISTRIBUTORS, INC.                            PRESORTED STANDARD
                                                              U.S. POSTAGE PAID
700 SW Harrison St.                                            MINNEAPOLIS, MN
Topeka, KS 66636-0001                                          PERMIT NO. 4656

SDI 425A (R6-01)                                                     46-04251-01